AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2013
                                                     REGISTRATION NO. 333-40309
                                                              AND NO. 811-08483


                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                                FORM N-4

                      REGISTRATION STATEMENT UNDER
                     THE SECURITIES ACT OF 1933 [_]

                    PRE-EFFECTIVE AMENDMENT NO. [_]


                  POST-EFFECTIVE AMENDMENT NO. 22 [X]


                                  AND

                    REGISTRATION STATEMENT UNDER [_]

                   THE INVESTMENT COMPANY ACT OF 1940


                          AMENDMENT NO. 23 [X]


               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                       (Exact Name of Registrant)

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                          (Name of Depositor)


                        10350 Ormsby Park Place


                          Louisville, KY 40223
          (Address of Depositor's Principal Executive Offices)

              Depositor's Telephone Number: (866) 667-0561

                 NAME AND ADDRESS OF AGENT FOR SERVICE:


                         CRAIG A. HAWLEY, ESQ.
                     GENERAL COUNSEL AND SECRETARY
               Jefferson National Life Insurance Company
                        10350 Ormsby Park Place
                       Louisville, Kentucky 40223


         It is proposed that this filing will become effective:

   [_] immediately upon filing pursuant to paragraph (b) of Rule 485


        [X] on May 1, 2013 pursuant to paragraph (b) of Rule 485


   [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [_] on     , pursuant to paragraph (a)(1) of Rule 485

                If appropriate check the following box:

 [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate
   Account under flexible premium variable deferred annuity contracts

Jefferson National [LOGO]                                              ADVANTAGE

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT F





                                                          MAY 1, 2013 PROSPECTUS

--------------------------------------------------------------------------------
                                   Advantage

                     Individual Fixed And Variable Annuity


              Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F AND
                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY


      This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.


      Effective immediately, the Company will no longer accept rollovers, tranfers, or 1035 exchanges into existing contracts.

      The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

      Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.


      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.


      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:


      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;


      o Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.


      The   Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents


                                                                           Page
Definitions of Special Terms..................................................4
Highlights....................................................................5
Fee Table.....................................................................6
Examples of Fees and Expenses.................................................8
Condensed Financial Information...............................................9
The Company...................................................................10
The Advantage Annuity Contract................................................10
     Free Look................................................................10
     Ownership................................................................10
     Beneficiary..............................................................10
     Assignment...............................................................10
     Requesting Transactions or Obtaining Information About Your Contract.....11
Purchase......................................................................11
     Purchase Payments........................................................11
     Allocation of Purchase Payments..........................................11
Investment Options............................................................12
     Investment Portfolios....................................................12
     Administrative, Marketing and Support Services Fees......................12
     The Fixed Account........................................................12
     The Interest Adjustment Account..........................................13
     The General Account......................................................13
     Voting Rights............................................................13
     Substitution.............................................................13
Transfers.....................................................................13
     Excessive Trading Limits.................................................14
     Dollar Cost Averaging Program............................................15
     Rebalancing Program......................................................15
     Advisory Fee Withdrawals.................................................15
     Interest Sweep Program...................................................15
Expenses......................................................................16
     Insurance Charges........................................................16
     Contract Maintenance Charge..............................................16
     Contingent Deferred Sales Charge.........................................16
     Free Withdrawals.........................................................16
     Waiver of Contingent Deferred Sales Charge...............................17
     Reduction or Elimination of the Contingent Deferred Sales Charge.........17
     Investment Portfolio Operating Expenses..................................17
     Transfer Fee.............................................................17
     Earnings Protection Benefit Rider........................................17
     Guaranteed Minimum Withdrawal Benefit....................................18
     Premium Taxes............................................................18
     Income Taxes.............................................................18
Contract Value................................................................18
     Accumulation Units.......................................................18
Access to Your Money..........................................................18
     Systematic Withdrawal Program............................................19
     Optional Guaranteed Minimum Withdrawal Benefit...........................19

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     Suspension of Payments or Transfers......................................19
Death Benefit.................................................................20
     Upon Your Death During the Accumulation Period...........................20
     Death Benefit Amount During the Accumulation Period......................20
     Optional Earnings Protection Benefit (EPB)...............................20
     Payment of the Death Benefit During the Accumulation Period..............21
     Death of Contract Owner During the Annuity Period........................21
     Death of Annuitant.......................................................21
Annuity Payments (The Annuity Period).........................................21
     Annuity Payment Amount...................................................22
     Optional Guaranteed Minimum Income Benefit (GMIB)........................22
     Annuity Options..........................................................22
Taxes.........................................................................23
     Annuity Contracts in General.............................................23
     Tax Status of the Contracts..............................................23
     Taxation of Non-Qualified Contracts......................................23
     Taxation of Qualified Contracts..........................................25
     Possible Tax Law Changes.................................................25
Other Information.............................................................25
     Legal Proceedings........................................................25
     The Separate Account.....................................................25
     Distributor..............................................................26
     Financial Statements.....................................................26
     Independent Registered Public Accounting Firm............................26
Appendix A--More Information About the Investment Portfolios..................27
Appendix B--Condensed Financial Information...................................31
Appendix C-- Deductions for Taxes - Qualified and Nonqualified
                Annuity Contracts.............................................51
Appendix D--Guaranteed Minimum Withdrawal Benefit Examples....................52
Appendix E--Earnings Protection Benefit Rider Examples........................53
Privacy Policy................................................................54
Table of Contents of the Statement of Additional Information..................55

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Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.


      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.


      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you, or in the case of a non-natural owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

      CODE: The Internal Revenue Code of 1986, as amended.

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.


      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units.


      INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.



      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).


      MAXIMUM MATURITY DATE: The date at which the annuitant attains age 100.

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").


      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights


      The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes. The Contract is no longer being offered for sale.

      The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefit During the Accumulation Period."

      The Guaranteed Minimum Withdrawal Benefit is no longer available. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."


      We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

      We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit." All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses


Contingent Deferred Sales Charge (as a percentage of
Purchase Payments withdrawn)(1)......................      7%
Transfer Fee(2)......................................      You may make a transfer once every 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer.


      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.


                                                                            Current Charge               Maximum Charge
Contract Maintenance Charge(3)......................................  $30 per Contract per year     $60 per Contract per year
Separate Account Annual Expenses
(as a percentage of the average Contract Value allocated to the
Sub-accounts) Mortality and Expense Risk Charge.....................            1.25%                         1.25%
Administrative Charge...............................................            0.15%                         0.25%
Total Separate Account Annual Expenses
(without optional riders)...........................................            1.40%                         1.50%
Optional Guaranteed Minimum Withdrawal Benefit Rider
(as a percentage of average Contract Value allocated to the
Sub-accounts)
2 Year Waiting Period...............................................            0.50%                         0.75%
5 Year Waiting Period...............................................            0.35%                         0.50%
Optional Guaranteed Minimum Income Benefit Rider
(as a percentage of the average Contract Value allocated to the
Sub-accounts).......................................................            0.30%                         0.50%
Optional Earnings Protection Benefit Rider
Base Benefit
(as a percentage of Contract Value as of
each Contract Anniversary)..........................................            0.25%                         0.25%
Optional Benefit
(as a percentage of Contract Value as of
the Contract Anniversary for each 1%
of optional coverage elected).......................................            0.01%                         0.02%
Maximum Total Separate Account Annual Expenses
(with optional riders assuming you selected the 2 Year Waiting
Period under the Guaranteed Minimum Withdrawal Benefit and only the
Base Benefit under the Earnings Protection Benefit).................            2.45%                         3.00%

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      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.


                                                                                                 Minimum           Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees,      Gross: 0.27%      Gross: 4.73%
distribution and/or service (12b-1) fees, and other expenses)(4)..........................     Net: 0.27%        Net: 2.95%


(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:


Number of Years from                                         Contingent Deferred
Receipt of Payment                                              Sales Charge
First Year................................................           7%
Second Year...............................................           7%
Third Year................................................           6%
Fourth Year...............................................           5%
Fifth Year................................................           4%
Sixth Year................................................           3%
Seventh Year..............................................           2%
Eighth Year and later.....................................           0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor), or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.


(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.


(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2014. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:


Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1139.06          $2403.51          $3527.41         $6219.59

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $865.16          $1265.00          $1603.45         $2671.10


(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):


Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1139.06          $2403.51         $3164.53          $6219.59

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $865.16          $1265.00         $1248.99          $2671.10


(3) If you do not surrender your Contract and have not purchased any riders:


Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $509.00          $1861.28         $3164.53          $6219.59

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $237.00          $729.86          $1248.99          $2671.10


(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:


Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1290.11          $2816.03         $4143.46          $7126.74

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1016.21          $1712.11         $2336.92          $4072.84


(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):


Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1290.11          $2816.03         $3777.84          $7126.74

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1016.21          $1712.11         $1979.23          $4072.84


(6) If you do not surrender your Contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:


Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $659.00          $2271.21          $3777.84         $7126.74

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $387.00          $1174.17          $1979.23         $4072.84

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Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Annuity Contract

      This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

      The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.


      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.


Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

Ownership

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

      The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We

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receive notice of the assignment.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

Requesting Transactions or Obtaining Information About Your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.


      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.


Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. The Contract is no longer being offered for sale.

      You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money

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or get your permission to keep it until We get all of the necessary information.
The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase
Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at:
(866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.


      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.


      Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.


      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.


The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

 The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

      See your Contract for more information regarding the Fixed

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Account.

The Interest Adjustment Account

      During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

      The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

      The Interest Adjustment Account is not available for investment during the Annuity Period.

      The Interest Adjustment Account may not be available in your state. See your Contract for more information regarding the Interest Adjustment Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

EARLY CUT-OFF TIMES

      Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD

      You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

      2.    Limits on transfers out of the Fixed Account may apply.

      3. Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.

      4. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      5. Your request for transfer must clearly state how much the transfer is for.

      6. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

      7. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD

      You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

      1.    You may not transfer funds to the Fixed Account or

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            Interest Adjustment Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify(including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.


      FREQUENT TRADING. We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the Money Market Portfolio(s) and those of the Rydex Variable Trust (other than Rydex Funds listed in Appendix A which do not permit active trading). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds as stated in Appendix A. This list may change any time without notice. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.


      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction

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is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      If a transfer request is restricted or denied, the person placing the transfer request will be notified (You or your Registered Representative or Financial Advisor).


Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Balanced Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Balanced Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Balanced Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

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Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:


                                    Current             Maximum
                  GMIB             Insurance           Insurance
                Elected              Charge              Charge
                   No                1.40%               1.50%
                  Yes                1.70%               2.00%


      If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

Contract Maintenance Charge

      On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

      The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

      No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:


NUMBER OF YEARS                                CONTINGENT
FROM RECEIPT                                 DEFERRED SALES
OF PURCHASE PAYMENT                              CHARGE
     First Year                                    7%
     Second Year                                   7%
     Third Year                                    6%
     Fourth Year                                   5%
     Fifth Year                                    4%
     Sixth Year                                    3%
     Seventh Year                                  2%
     Eighth Year and later                         0%


      Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

      In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

      o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from
            0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Subject to any applicable limitations, including without limitation, the impact of each partial withdrawal being treated as an adjusted partial withdrawal, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

      o 10% of your Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor) ;

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

      o     the total of your Purchase Payments that have been in the

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            Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

      In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

      We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

      During the Accumulation Period, the transfer fee is deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

      During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

      If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made in the same Business Day count as one transfer.

Earnings Protection Benefit Rider

      If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

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For Base         0.25% of Contract Value as of the Contract
Benefit:         Anniversary.
For Optional     0.01% of Contract Value as of the Contract
Benefit:         Anniversary for each 1% of optional coverage
(Current         elected.
Charge)
For Optional     0.02% of Contract Value as of the Contract
Benefit:         Anniversary for each 1% of optional
(Maximum         coverage elected.
Charge)


      If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit


      As of May 1, 2012 the Guaranteed Minimum Withdrawal Benefit is no longer available. If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.


Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.


Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of the amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and

      2. subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract. EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

      If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio, the Interest Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least

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$500 left in your Contract.

      Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section of this prospectus.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

      As of May 1, 2012, the Guaranteed Minimum Withdrawal Benefit is no longer available. For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

      If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

      Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

      Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

      If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

      If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

      o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

      If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

      Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

      Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

      If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

      You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

      Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.

Suspension of Payments or Transfers

      We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

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      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

      If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.


      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until the insurer pays the death benefit, or until new instructions are given by the beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary


Death Benefit Amount

      During the Accumulation Period If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

      If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

Optional Earnings Protection Benefit (EPB)

      The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider's benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

      Base Death Benefit. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

      Eligible Gain. Eligible Gain is the least of:

      o     the Contract Gain; or

      o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

      o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

      Equivalency Withdrawal. The Equivalency Withdrawal is:

      o     the partial withdrawal amount; divided by

      o     the Contract Value prior to the withdrawal; multiplied by

      o     the sum of all Purchase Payments less all prior Equivalency
            Withdrawals.

      If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

      Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

      Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

      Optional Gain. The Optional Gain is:

      o     the Optional Coverage Percentage; multiplied by

      o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

      o sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

      Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

      o     The Annuity Date; or

      o     Full surrender; or

      o     Death of the Owner; or

      o     Transfer of ownership

      We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

      See Appendix E for Examples of how this benefit works.

      It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that

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such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the Death Benefit
            Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

      A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.


      The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining age 100 (or the Maximum Maturity Date). The terms of this required annuitization may vary by state.


      For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.


      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you select an Annuity Date prior to the Maximum Maturity Date but do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.


      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

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Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    the performance of the Investment Portfolio(s) you selected; and

      4)    the Annuity Option you select.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

      For an extra charge, you can elect the Guaranteed Minimum Income Benefit. Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

      1) the Contract Value ; or

      2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.


      The Guaranteed Minimum Income Benefit base on or after the Owner's 90th birthday is equal to the Contract Value. The rules relating to the forced annuitization on the Maximum Maturity Date are unchanged.



      If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

      If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

      o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

      o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

      o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

      o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

      o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

      On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We

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receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.


      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount that We would have paid if both were alive.

Taxes


      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract

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(generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this

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Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Owner and the Company regarding the availability of a particular investment option and, other than the Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice. Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

The Separate Account

      We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on

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behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor


      Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.


      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm


      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 and the financial statements of Jefferson National Life Annuity Account F as of December 31, 2012 and for each of the two years in the period ended December 31, 2012 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Appendix A: Investment Options
------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                      Early Cut   Hold
                                                                                                                    Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
Alger Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)                    Long term capital appreciation.                                         7
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                        Long term capital appreciation.                                         7
------------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                          Long term capital appreciation.                                         7
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income (Class A)         Long term growth of capital.                                            30
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)                    Long-term capital growth & current income.                              30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)             Capital appreciation.  Income is secondary.                             30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection (Class II)       Long-term total return to protect against U.S. inflation.               30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)               Capital growth.                                                         30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)                       Long-term capital growth over time.  Income is secondary.               30
------------------------------------------------------------------------------------------------------------------------------------
Columbia Management Investment Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology (Class II)       Long-term capital appreciation.                                         7
------------------------------------------------------------------------------------------------------------------------------------
Direxion Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                               Maximize total return (income plus capital appreciation).
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)                 Long-term capital growth.                                               60
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index                             To match the performance of the S&P Small Cap 600 Index.                60
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth                       Capital growth with current income as a secondary goal.                 60
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                       To match the performance of the S&P 500 Index.                          60
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)                   High current income.                                                    30
------------------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II                           High current income and moderate capital appreciation.                  30
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Amerigo                      Long-term growth of capital without regard to current
                                                          income.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Clermont                     Current income and growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                                          Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                                  Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                                    Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                                Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                                  Investment results that match 200% of the performance     3:45PM
                                                          of the Dow Jones Industrial Average (DJIA) Index on a
                                                          daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                                      Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                                           Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                                  Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                            Investment results that correlate to the daily price      3:45PM
                                                          movement of the Dow Jones Stoxx 50 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                               Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy               Investment results that correspond to a benchmark for     3:45PM
                                                          U.S. gov't securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                                      Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                                         Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy                          Investment returns that inversely correlate to the daily  3:45PM performance of the DJIA.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy            Total returns that inversely correlate to the daily       3:45PM
                                                          price movement of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy                         Investment returns that inversely correlate to the daily  3:45PM performance of the S&P MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100 Strategy                      Investment returns that inversely correlate to the        3:45PM
                                                          performance of the NASDAQ 100 Index.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                      Early Cut   Hold
                                                                                                                    Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000 Strategy                    Investment returns that inversely correlate to the daily  3:45PM performance of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy                         Investment returns that inversely correlate to the daily  3:45PM performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                                Investment results that correlate to the performance of   3:45PM
                                                          a specific benchmark. The Fund's current benchmark is
                                                          200% of the fair value of the Nikkei 225 Stock Average
                                                          (the "underlying index").
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                          Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x Strategy                            Investment results that correlate to the performance of   3:45PM
                                                          a specific benchmark for mid-cap securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 2x Strategy                           Investment returns that match 200% of the performance of  3:45PM the NASDAQ 100 Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 Strategy                              Investment returns that correspond to a benchmark for     3:45PM
                                                          over-the-counter securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova                                             Investment results that match the performance of a        3:45PM
                                                          specific benchmark on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                                  Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                                      Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                        Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 1.5x Strategy                       Investment results that correlate to the performance of   3:45PM
                                                          a specific benchmark for small-cap securities.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 2x Strategy                         Investment results that match the performance of the      3:45PM
                                                          Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                              Investment results that match 200% of the performance of  3:45PM the S&P 500 index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                              Investment returns that correlate to the performance of   3:45PM
                                                          the S&P 500/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value                               Investment returns that correlate to the performance of   3:45PM
                                                          the S&P 500/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth                       Investment returns that correlate to the performance of   3:45PM
                                                          the S&P 400/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value                        Investment returns that correlate to the performance of   3:45PM
                                                          the S&P 400/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Growth                     Investment returns that correlate to the performance of   3:45PM
                                                          the S&P SmallCap 600/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Value                      Investment returns that correlate to the performance of   3:45PM
                                                          the S&P SmallCap 600/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                                       Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                               Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                                   Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                        Capital appreciation.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)                       Long term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend (Series I)              Reasonable current income and long-term growth of income                7
                                                          and capital.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)                Long term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)                Total return through growth of capital and current income.              7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield (Series I)                        Total return, comprised of current income and capital
                                                          appreciation.                                                           60
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)              Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market (Series I)                      Current income as is consistent with preservation of
                                                          capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                        Capital growth and income.                                              7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)              Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                      Early Cut   Hold
                                                                                                                    Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)                    Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                         Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)                    Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)                      Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity                 Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity                    Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity               Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity                   Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)          Capital appreciation.                                                   30
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value (Class I)              Long-term capital growth with current income a secondary                30
                                                          consideration.
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Equity Income (Class I)              High level of current income, with long-term capital                    30
                                                          appreciation as its secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)           Long-term growth of capital.                                            30
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond (Class I)   To maximize total return, consistent with the                           30
                                                          preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable Strategic Bond (Class I)           To maximize total return, consistent with the                           30
                                                          preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth  (Class VC)        Current income and capital appreciation.                                30
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income  (Class VC)                 Long-term growth of capital and income without excessive                30
                                                          fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)            Long term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)             Growth of capital.                                                      7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond (Class I)        Highest available current income consistent with                        7
                                                          liquidity and low risk to principal; total return is a
                                                          secondary goal.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)           Long-term capital appreciation.                                         7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class I)        Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced                      Total return.                                                           7
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                        Total return.                                                           7
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset (Admin. Class)                            Maximum real return, consistent with preservation of                    7
                                                          real capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy (Admin. Class)         Maximum real return, consistent with prudent investment
                                                          management.                                                             7
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond (Admin. Class)                Maximum total return, consistent with preservation of                   7
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)      Maximum total return, consistent with preservation of                   7
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond - Unhedged (Admin. Class)               Maximum total return, consistent with preservation of                   7
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield (Admin. Class)                           Maximum total return, consistent with preservation of                   7
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return (Admin. Class)                          Maximum real return, consistent with preservation of real               7
                                                          capital and  prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term (Admin. Class)                           Maximum current income, consistent with preservation of                 7
                                                          capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return (Admin. Class)                         Maximum total return, consistent with preservation of                   7
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                      Early Cut   Hold
                                                                                                                    Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)                      Current income and long-term growth of capital.                         7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                               Reasonable income and capital growth.                                   7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)                         Maximize total return (income plus capital appreciation).               90
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)                      Capital appreciation.                                                   7
------------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                        Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                        Long-term growth of capital.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                        Long-term capital appreciation.                                         60
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets (Initial Class)              Long-term capital appreciation. Income is a secondary                   30
                                                          consideration.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets (Initial Class)            Long-term capital appreciation. Income is a secondary                   30
                                                          consideration.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives (Initial Class)    Consistent absolute (positive) returns in various                       30
                                                          market cycles.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging Markets Bond (Initial  High total return-income plus capital appreciation.                     30
Class)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)              Long term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)            Long-term capital appreciation.                                         30
------------------------------------------------------------------------------------------------------------------------------------


* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

* *Pursuant to our frequent trading policy outlined on page 14 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

--------------------------------------------------------------------------------


Appendix B - CONDENSED FINANCIAL INFORMATION


Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
Capital Appreciation Portfolio
------------------------------
Beginning AUV                (a)  $23.074   $23.470   $20.873   $14.008   $25.894    $19.666   $16.721   $14.816   $13.888   $10.454
                             (b)  $15.950   $16.354   $14.661    $9.918   $18.482    $14.150   $12.128   $10.832   $10.235    $9.875

Ending AUV                   (a)  $26.915   $23.074   $23.470   $20.873   $14.008    $25.894   $19.666   $16.721   $14.816   $13.888
                             (b)  $18.457   $15.950   $16.354   $14.661    $9.918    $18.482   $14.150   $12.128   $10.832   $10.235

Ending number of AUs (000s)           310       337       360       436       465        645       790       973     1,270     1,762

Large Cap Growth Portfolio
--------------------------
Beginning AUV                (a)  $14.129   $14.378   $12.859    $8.836   $16.643    $14.073   $13.572   $12.284   $11.808    $8.860
                             (b)  $11.587   $11.886   $10.716    $7.423   $14.094    $12.013   $11.678   $10.655   $10.324    $9.888

Ending AUV                   (a)  $15.306   $14.129   $14.378   $12.859    $8.836    $16.643   $14.073   $13.572   $12.284   $11.808
                             (b)  $12.452   $11.587   $11.886   $10.716    $7.423    $14.094   $12.013   $11.678   $10.655   $10.324

Ending number of AUs (000s)           271       318       374       442       520        702       882     1,161     1,346     1,549

Mid Cap Growth Portfolio
------------------------
Beginning AUV                (a)  $18.009   $19.910   $16.912   $11.305   $27.533    $21.225   $19.542   $18.044   $16.187   $11.107
                             (b)  $10.562   $11.770   $10.078    $6.791   $16.673    $12.957   $12.025   $11.192   $10.121    $9.867

Ending AUV                   (a)  $20.635   $18.009   $19.910   $16.912   $11.305    $27.533   $21.225   $19.542   $18.044   $16.187
                             (b)  $12.005   $10.562   $11.770   $10.078    $6.791    $16.673   $12.957   $12.025   $11.192   $10.121

Ending number of AUs (000s)           198       226       259       297       339        521       608       837     1,078     1,165

SmallCap Growth Portfolio
-------------------------
Beginning AUV                (a)  $13.032   $13.650   $11.048    $7.700   $14.624    $12.650   $10.689    $9.273    $8.068    $5.747
                             (b)  $15.340   $16.196   $13.213    $9.283   $17.773    $15.498   $13.200   $11.544   $10.124    $9.895

Ending AUV                   (a)  $14.457   $13.032   $13.650   $11.048    $7.700    $14.624   $12.650   $10.689    $9.273    $8.068
                             (b)  $16.880   $15.340   $16.196   $13.213    $9.283    $17.773   $15.498   $13.200   $11.544   $10.124

Ending number of AUs (000s)           101       122       139       160       203        307       507       620       698     1,173

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date October 26, 2001)
-------------------------------------------------------------
Beginning AUV                (a)  $11.462   $10.932    $9.803    $8.228   $14.049    $13.554   $11.719   $11.332   $10.311    $7.891
                             (b)  $10.916   $10.495    $9.486    $8.026   $13.815    $13.436   $11.710   $11.414   $10.469    $9.951

Ending AUV                   (a)  $13.282   $11.462   $10.932    $9.803    $8.228    $14.049   $13.554   $11.719   $11.332   $10.311
                             (b)  $12.548   $10.916   $10.495    $9.486    $8.026    $13.815   $13.436   $11.710   $11.414   $10.469

Ending number of AUs (000s)            43        24        22        27        52         64        70        70        93       107

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                (a)  $12.126   $11.675   $10.605    $9.313   $11.855    $11.457   $10.599   $10.042   N/A       N/A
                             (b)  $11.496   $11.156   $10.216    $9.043   $11.604    $11.306   $10.542   $10.041   N/A       N/A

Ending AUV                   (a)  $13.368   $12.126   $11.675   $10.605    $9.313    $11.855   $11.457   $10.599   N/A       N/A
                             (b)  $12.572   $11.496   $11.156   $10.216    $9.043    $11.604   $11.306   $10.542   N/A       N/A

Ending number of AUs (000s)           101        65        47        49        45         93        37        22   N/A       N/A

VP Income & Growth Fund
------------------------
Beginning AUV                (a)  $12.748   $12.538   $11.138    $9.565   $14.829    $15.049   $13.034   $12.632   $11.337    $8.887
                             (b)  $10.981   $10.886    $9.749    $8.439   $13.189    $13.493   $11.780   $11.508   $10.412    $9.920

Ending AUV                   (a)  $14.424   $12.748   $12.538   $11.138    $9.565    $14.829   $15.049   $13.034   $12.632   $11.337
                             (b)  $12.325   $10.981   $10.886    $9.749    $8.439    $13.189   $13.493   $11.780   $11.508   $10.412

Ending number of AUs (000s)           173       170       189       212       248        335       484       588       718       728

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                (a)  $13.770   $12.496   $12.058   $11.092   $11.431    $10.587   $10.569   $10.553   $10.044   N/A
                             (b)  $12.951   $11.847   $11.523   $10.685   $11.100    $10.363   $10.429   $10.497   $10.043   N/A

Ending AUV                   (a)  $14.581   $13.770   $12.496   $12.058   $11.092    $11.431   $10.587   $10.569   $10.553   N/A
                             (b)  $13.603   $12.951   $11.847   $11.523   $10.685    $11.100   $10.363   $10.429   $10.497   N/A

Ending number of AUs (000s)            47        82        46         9        33         14        13        11        70   N/A

VP International Fund
---------------------
Beginning AUV                (a)  $12.536   $14.453   $12.937    $9.808   $18.027    $15.487   $12.561   $11.247    $9.925    $8.083
                             (b)  $12.209   $14.189   $12.802    $9.783   $18.128    $15.698   $12.835   $11.584   $10.304    $9.951

Ending AUV                   (a)  $14.977   $12.536   $14.453   $12.937    $9.808    $18.027   $15.487   $12.561   $11.247    $9.925
                             (b)  $14.469   $12.209   $14.189   $12.802    $9.783    $18.128   $15.698   $12.835   $11.584   $10.304

Ending number of AUs (000s)            82        92       120       126       161        268       414       435       494       519

VP Value Fund
-------------
Beginning AUV                (a)  $17.238   $17.305   $15.472   $13.090   $18.130    $19.384   $16.566   $15.994   $14.186   $11.156
                             (b)  $11.915   $12.057   $10.866    $9.267   $12.939    $13.945   $12.013   $11.691   $10.453    $9.973

Ending AUV                   (a)  $19.475   $17.238   $17.305   $15.472   $13.090    $18.130   $19.384   $16.566   $15.994   $14.186
                             (b)  $13.353   $11.915   $12.057   $10.866    $9.267    $12.939   $13.945   $12.013   $11.691   $10.453

Ending number of AUs (000s)           189       222       257       307       375        564       721       966     1,217     1,251

COLUMBIA FUNDS VARIABLE SERIES TRUST:
CVP Seligman Global Technology Portfolio
----------------------------------------
Beginning AUV                (a)   $6.618    $7.144    $6.295    $3.938    $6.698     $5.893    $5.077    $4.769    $4.658    $3.472
                             (b)  $13.360   $14.537   $12.913    $8.142   $13.962    $12.382   $10.753   $10.183   $10.026    $9.857

Ending AUV                   (a)   $6.984    $6.618    $7.144    $6.295    $3.938     $6.698    $5.893    $5.077    $4.769    $4.658
                             (b)  $13.986   $13.360   $14.537   $12.913    $8.142    $13.962   $12.382   $10.753   $10.183   $10.026

Ending number of AUs (000s)           208       223        68       108       117        184       200       216       263       298

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                (a)  $10.795   $10.431   $10.171    $9.393   $10.582    $10.925   $10.431   $10.056   N/A       N/A
                             (b)  $10.234    $9.968    $9.798    $9.120   $10.358    $10.780   $10.375   $10.055   N/A       N/A

Ending AUV                   (a)  $11.616   $10.795   $10.431   $10.171    $9.393    $10.582   $10.925   $10.431   N/A       N/A
                             (b)  $10.924   $10.234    $9.968    $9.798    $9.120    $10.358   $10.780   $10.375   N/A       N/A

Ending number of AUs (000s)             0         0         1         7         0          0         0         0   N/A       N/A

DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
------------------------------------------------------------
Beginning AUV                (a)  $13.125   $13.236   $10.667    $8.652   $12.701    $12.966   $11.492   $10.131   N/A       N/A
                             (b)  $12.443   $12.648   $10.275    $8.401   $12.432    $12.794   $11.431   $10.130   N/A       N/A

Ending AUV                   (a)  $14.979   $13.125   $13.236   $10.667    $8.652    $12.701   $12.966   $11.492   N/A       N/A
                             (b)  $14.087   $12.443   $12.648   $10.275    $8.401    $12.432   $12.794   $11.431   N/A       N/A

Ending number of AUs (000s)            16        14        16        16        16         18        14         4   N/A       N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                (a)  $10.791   $10.845    $9.578    $7.262   $11.231    $10.568    $9.813    $9.604    $9.170    $7.380
                             (b)  $11.276   $11.424   $10.171    $7.773   $12.119    $11.495   $10.760   $10.615   $10.217    $9.888

Ending AUV                   (a)  $11.914   $10.791   $10.845    $9.578    $7.262    $11.231   $10.568    $9.813    $9.604    $9.170
                             (b)  $12.351   $11.276   $11.424   $10.171    $7.773    $12.119   $11.495   $10.760   $10.615   $10.217

Ending number of AUs (000s)           125       149       167       190       213        257       341       418       559       635

DREYFUS STOCK INDEX FUND:
Beginning AUV                (a)  $12.655   $12.596   $11.123    $8.929   $14.406    $13.881   $12.187   $11.805   $10.820    $8.548
                             (b)  $11.395   $11.433   $10.177    $8.235   $13.394    $13.009   $11.514   $11.241   $10.387    $9.923

Ending AUV                   (a)  $14.442   $12.655   $12.596   $11.123    $8.929    $14.406   $13.881   $12.187   $11.805   $10.820
                             (b)  $12.900   $11.395   $11.433   $10.177    $8.235    $13.394   $13.009   $11.514   $11.241   $10.387

Ending number of AUs (000s)           524       564       664       733       939      1,184     1,816     2,299     2,781     3,275

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                (a)  $12.043   $14.981   $14.544   $11.261   $18.221    $17.742   $14.676   $13.300   $11.238    $8.358
                             (b)  $10.531   $13.205   $12.923   $10.086   $16.452    $16.149   $13.464   $12.300   $10.477   $10.007

Ending AUV                   (a)  $13.379   $12.043   $14.981   $14.544   $11.261    $18.221   $17.742   $14.676   $13.300   $11.238
                             (b)  $11.605   $10.531   $13.205   $12.923   $10.086    $16.452   $16.149   $13.464   $12.300   $10.477

Ending number of AUs (000s)            95       105       124       153       213        330       525       604       772       648

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
-------------------------
Beginning AUV                (a)  $17.121   $16.509   $14.592    $9.681   $13.267    $13.009   $11.905   $11.760   $10.797    $8.959
                             (b)  $15.038   $14.617   $13.023    $8.710   $12.031    $11.893   $10.971   $10.924   $10.110   $10.012

Ending AUV                   (a)  $19.363   $17.121   $16.509   $14.592    $9.681    $13.267   $13.009   $11.905   $11.760   $10.797
                             (b)  $16.871   $15.038   $14.617   $13.023    $8.710    $12.031   $11.893   $10.971   $10.924   $10.110

Ending number of AUs (000s)            77        92       126       207       212        370       605       652       865     1,038

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (continued):
Managed Volatility Fund II
--------------------------
Beginning AUV                (a)  $11.732   $11.355   $10.274    $8.122   $10.345    $10.085    $8.843    $8.437    $7.784    $6.542
                             (b)  $14.599   $14.243   $12.990   $10.351   $13.291    $13.061   $11.545   $11.103   $10.326   $10.012

Ending AUV                   (a)  $13.136   $11.732   $11.355   $10.274    $8.122    $10.345   $10.085    $8.843    $8.437    $7.784
                             (b)  $16.215   $14.599   $14.243   $12.990   $10.351    $13.291   $13.061   $11.545   $11.103   $10.326

Ending number of AUs (000s)            83        82       104       155       123        171       252       238       313       375

GUGGENHEIM VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                (a)  $11.210   $12.263   $10.801    $7.857   $14.002    $12.481   $11.267   $10.041   N/A       N/A
                             (b)  $10.627   $11.719   $10.405    $7.629   $13.706    $12.316   $11.207   $10.040   N/A       N/A

Ending AUV                   (a)  $12.569   $11.210   $12.263   $10.801    $7.857    $14.002   $12.481   $11.267   N/A       N/A
                             (b)  $11.820   $10.627   $11.719   $10.405    $7.629    $13.706   $12.316   $11.207   N/A       N/A

Ending number of AUs (000s)            17        19        22        23        41         41        13         0   N/A       N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                (a)  $10.570   $10.748    $9.821    $8.125   $11.783    $11.250   $10.527   $10.027   N/A       N/A
                             (b)  $10.021   $10.271    $9.460    $7.889   $11.534    $11.101   $10.471   $10.027   N/A       N/A

Ending AUV                   (a)  $11.547   $10.570   $10.748    $9.821    $8.125    $11.783   $11.250   $10.527   N/A       N/A
                             (b)  $10.859   $10.021   $10.271    $9.460    $7.889    $11.534   $11.101   $10.471   N/A       N/A

Ending number of AUs (000s)             7         7         3         3         7          8         4         0   N/A       N/A

Rydex Banking Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                (a)   $4.134    $5.391    $4.836    $5.079    $8.755    $12.177   $11.100   $11.576   $10.096   N/A
                             (b)   $3.888    $5.110    $4.621    $4.892    $8.502    $11.920   $10.953   $11.514   $10.095   N/A

Ending AUV                   (a)   $5.064    $4.134    $5.391    $4.836    $5.079     $8.755   $12.177   $11.100   $11.576   N/A
                             (b)   $4.724    $3.888    $5.110    $4.621    $4.892     $8.502   $11.920   $10.953   $11.514   N/A

Ending number of AUs (000s)            18        11        18        18        66         12        17         6        10   N/A

Rydex Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                (a)  $17.167   $20.839   $16.682   $10.882   $20.213    $15.302   $12.688   $12.367    $9.969   N/A
                             (b)  $16.145   $19.755   $15.942   $10.483   $19.628    $14.979   $12.520   $12.301    $9.968   N/A

Ending AUV                   (a)  $18.742   $17.167   $20.839   $16.682   $10.882    $20.213   $15.302   $12.688   $12.367   N/A
                             (b)  $17.485   $16.145   $19.755   $15.942   $10.483    $19.628   $14.979   $12.520   $12.301   N/A

Ending number of AUs (000s)            14        24        30        52       114        146       127        74         9   N/A

Rydex Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                (a)  $11.973   $10.979   $10.057    $8.618    $9.907     $9.624   $10.095    $9.250    $9.795   N/A
                             (b)  $11.260   $10.408    $9.611    $8.302    $9.620     $9.420    $9.960    $9.200    $9.795   N/A

Ending AUV                   (a)  $16.054   $11.973   $10.979   $10.057    $8.618     $9.907    $9.624   $10.095    $9.250   N/A
                             (b)  $14.977   $11.260   $10.408    $9.611    $8.302     $9.620    $9.420    $9.960    $9.200   N/A

Ending number of AUs (000s)            51        48        54         7        17          5         8        41         0   N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                (a)  $14.919   $13.299   $11.499    $9.790   $12.959    $11.832   $10.218   $10.403   $10.096   N/A
                             (b)  $14.031   $12.607   $10.989    $9.430   $12.584    $11.582   $10.082   $10.347   $10.095   N/A

Ending AUV                   (a)  $16.042   $14.919   $13.299   $11.499    $9.790    $12.959   $11.832   $10.218   $10.403   N/A
                             (b)  $14.966   $14.031   $12.607   $10.989    $9.430    $12.584   $11.582   $10.082   $10.347   N/A

Ending number of AUs (000s)             8        18         9         9        22         10        18        17         8   N/A

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------------
Beginning AUV                (a)   $9.678    $8.997    $7.323    $5.426   $14.373    $13.478   $10.470   $11.037    $9.918   N/A
                             (b)   $9.119    $8.545    $7.011    $5.236   $13.984    $13.219   $10.351   $10.999    $9.918   N/A

Ending AUV                   (a)  $11.179    $9.678    $8.997    $7.323    $5.426    $14.373   $13.478   $10.470   $11.037   N/A
                             (b)  $10.449    $9.119    $8.545    $7.011    $5.236    $13.984   $13.219   $10.351   $10.999   N/A

Ending number of AUs (000s)            16        33        19        17        27         44        36         1         1   N/A

Rydex Electronics Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                (a)  $6.715    $8.154    $7.548    $4.454    $9.055     $9.418    $9.319    $9.098    $9.740    N/A
                             (b)  $6.315    $7.730    $7.213    $4.290    $8.792     $9.219    $9.195    $9.049    $9.740    N/A

Ending AUV                   (a)  $6.691    $6.715    $8.154    $7.548    $4.454     $9.055    $9.418    $9.319    $9.098    N/A
                             (b)  $6.242    $6.315    $7.730    $7.213    $4.290     $8.792    $9.219    $9.195    $9.049    N/A

Ending number of AUs (000s)            0         0         8        24         0          5         2        11         0    N/A

Rydex Energy Fund (inception date May 1, 2004)
----------------------------------------------
Beginning AUV                (a)  $18.978   $20.440   $17.411   $12.748   $23.958    $18.239   $16.525   $12.095   $10.225   N/A
                             (b)  $17.848   $19.377   $16.638   $12.280   $23.265    $17.854   $16.306   $12.030   $10.224   N/A

Ending AUV                   (a)  $19.162   $18.978   $20.440   $17.411   $12.748    $23.958   $18.239   $16.525   $12.095   N/A
                             (b)  $17.877   $17.848   $19.377   $16.638   $12.280    $23.265   $17.854   $16.306   $12.030   N/A

Ending number of AUs (000s)            33        42        46        62        65         91        89       169        74   N/A

Rydex Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                (a)  $19.465   $21.761   $17.507   $10.931   $26.148    $19.343   $17.674   $12.085   $10.174   N/A
                             (b)  $18.306   $20.629   $16.730   $10.530   $25.391    $18.935   $17.440   $12.020   $10.173   N/A

Ending AUV                   (a)  $19.270   $19.465   $21.761   $17.507   $10.931    $26.148   $19.343   $17.674   $12.085   N/A
                             (b)  $17.977   $18.306   $20.629   $16.730   $10.530    $25.391   $18.935   $17.440   $12.020   N/A

Ending number of AUs (000s)            22        32        54        70       106        154       105       222        57   N/A

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------------
Beginning AUV                (a)   $7.880    $9.416   $10.702    $8.000   $17.976    $16.124   $12.625   $12.038   $10.113   N/A
                             (b)   $7.411    $8.926   $10.227    $7.707   $17.455    $15.784   $12.458   $11.973   $10.112   N/A

Ending AUV                   (a)   $9.453    $7.880    $9.416   $10.702    $8.000    $17.976   $16.124   $12.625   $12.038   N/A
                             (b)   $8.819    $7.411    $8.926   $10.227    $7.707    $17.455   $15.784   $12.458   $11.973   N/A

Ending number of AUs (000s)             5         5        19        17        30         57        67        19        67   N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                (a)   $6.164    $7.347    $6.515    $5.520   $10.776    $13.460   $11.692   $11.469   $10.048   N/A
                             (b)   $5.797    $6.965    $6.226    $5.318   $10.464    $13.175   $11.537   $11.408   $10.047   N/A

Ending AUV                   (a)   $7.457    $6.164    $7.347    $6.515    $5.520    $10.776   $13.460   $11.692   $11.469   N/A
                             (b)   $6.956    $5.797    $6.965    $6.226    $5.318    $10.464   $13.175   $11.537   $11.408   N/A

Ending number of AUs (000s)            31         5         6        13        12          3        31        16         2   N/A

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------------

Beginning AUV                (a)  $16.590   $11.888   $10.945   $16.214   $11.350    $10.487   $10.979   $10.336    $9.668    $9.985
                             (b)  $16.391   $11.839   $10.987   $16.407   $11.578    $10.784   $11.381   $10.800   $10.183   $10.221

Ending AUV                   (a)  $16.852   $16.590   $11.888   $10.945   $16.214    $11.350   $10.487   $10.979   $10.336    $9.668
                             (b)  $16.516   $16.391   $11.839   $10.987   $16.407    $11.578   $10.784   $11.381   $10.800   $10.183

Ending number of AUs (000s)            15        84        16        14        94        113        58        43        27        11

Rydex Health Care Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                (a)  $11.772   $11.403   $10.831    $8.812   $11.893    $11.376   $10.975   $10.059   $10.065   N/A
                             (b)  $11.071   $10.810   $10.350    $8.488   $11.548    $11.136   $10.829   $10.005   $10.065   N/A

Ending AUV                   (a)  $13.600   $11.772   $11.403   $10.831    $8.812    $11.893   $11.376   $10.975   $10.059   N/A
                             (b)  $12.688   $11.071   $10.810   $10.350    $8.488    $11.548   $11.136   $10.829   $10.005   N/A

Ending number of AUs (000s)            22        13         6        10        23         60        72        86        21   N/A

Rydex Internet Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                (a)  $11.782   $13.566   $11.391    $6.965   $12.813    $11.772   $10.882   $11.189    $9.793   N/A
                             (b)  $11.081   $12.860   $10.885    $6.709   $12.442    $11.523   $10.737   $11.129    $9.792   N/A

Ending AUV                   (a)  $13.863   $11.782   $13.566   $11.391    $6.965    $12.813   $11.772   $10.882   $11.189   N/A
                             (b)  $12.933   $11.081   $12.860   $10.885    $6.709    $12.442   $11.523   $10.737   $11.129   N/A

Ending number of AUs (000s)             4         4        13        12         3         12         3        12         0   N/A

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                (a)   $2.586    $3.596    $5.231    $9.585    $6.043     $6.734    $8.729    $8.710   $10.077   N/A
                             (b)   $2.437    $3.415    $5.009    $9.251    $5.880     $6.605    $8.630    $8.680   $10.077   N/A

Ending AUV                   (a)   $1.977    $2.586    $3.596    $5.231    $9.585     $6.043    $6.734    $8.729    $8.710   N/A
                             (b)   $1.848    $2.437    $3.415    $5.009    $9.251     $5.880    $6.605    $8.630    $8.680   N/A

Ending number of AUs (000s)            39        39        44        14        35          3        40         2         0   N/A

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------------
Beginning AUV                (a)   $3.884    $5.662    $6.585    $5.592    $8.126     $8.631    $8.096    $8.664    $9.835   $10.000
                             (b)   $3.617    $5.316    $6.232    $5.335    $7.816     $8.368    $7.912    $8.535    $9.767    $9.787

Ending AUV                   (a)   $3.592    $3.884    $5.662    $6.585    $5.592     $8.126    $8.631    $8.096    $8.664    $9.835
                             (b)   $3.319    $3.617    $5.316    $6.232    $5.335     $7.816    $8.368    $7.912    $8.535    $9.767

Ending number of AUs (000s)             0         0         0        55         5          8        12       100       163        22

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Inverse Mid Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------------
Beginning AUV                (a)   $4.133    $4.522    $6.139    $9.619    $7.257     $7.509    $7.917    $8.742    $9.942   N/A
                             (b)   $3.894    $4.295    $5.877    $9.283    $7.060     $7.364    $7.827    $8.712    $9.942   N/A

Ending AUV                   (a)   $3.327    $4.133    $4.522    $6.139    $9.619     $7.257    $7.509    $7.917    $8.742   N/A
                             (b)   $3.109    $3.894    $4.295    $5.877    $9.283     $7.060    $7.364    $7.827    $8.712   N/A

Ending number of AUs (000s)             0         0         0         2         6          0         5         0         0   N/A

Rydex Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------------
Beginning AUV                (a)   $4.354    $4.910    $6.325   $10.704    $7.334     $8.383    $8.622    $8.634   $10.109   N/A
                             (b)   $4.095    $4.655    $6.044   $10.311    $7.121     $8.206    $8.508    $8.587   $10.108   N/A

Ending AUV                   (a)   $3.493    $4.354    $4.910    $6.325   $10.704     $7.334    $8.383    $8.622    $8.634   N/A
                             (b)   $3.259    $4.095    $4.655    $6.044   $10.311     $7.121    $8.206    $8.508    $8.587   N/A

Ending number of AUs (000s)             2         2         4         5        16          4        87        12         1   N/A

Rydex Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
--------------------------------------------------------------------------
Beginning AUV                (a)   $3.861    $4.238    $5.938    $8.968    $7.294     $7.020    $8.086    $8.458    $9.964   N/A
                             (b)   $3.638    $4.025    $5.685    $8.656    $7.096     $6.885    $7.994    $8.428    $9.964   N/A

Ending AUV                   (a)   $3.116    $3.861    $4.238    $5.938    $8.968     $7.294    $7.020    $8.086    $8.458   N/A
                             (b)   $2.912    $3.638    $4.025    $5.685    $8.656     $7.096    $6.885    $7.994    $8.428   N/A

Ending number of AUs (000s)             1         1         5        60         9        167        87        75         0   N/A

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------------
Beginning AUV                (a)   $4.539    $5.061    $6.181    $8.651    $6.301     $6.337    $6.948    $7.100    $8.019    $9.985
                             (b)   $5.107    $5.739    $7.065    $9.968    $7.318     $7.420    $8.200    $8.447    $9.618   $10.066

Ending AUV                   (a)   $3.716    $4.539    $5.061    $6.181    $8.651     $6.301    $6.337    $6.948    $7.100    $8.019
                             (b)   $4.147    $5.107    $5.739    $7.065    $9.968     $7.318    $7.420    $8.200    $8.447    $9.618

Ending number of AUs (000s)            53        38        38        20        23          0         2         4         3        62

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                (a)   $7.162   $10.221    $8.957    $7.344   $11.113    $12.696   $12.246   $10.318    $9.875   N/A
                             (b)   $6.735    $9.690    $8.559    $7.075   $10.791    $12.428   $12.083   $10.263    $9.874   N/A

Ending AUV                   (a)   $8.481    $7.162   $10.221    $8.957    $7.344    $11.113   $12.696   $12.246   $10.318   N/A
                             (b)   $7.912    $6.735    $9.690    $8.559    $7.075    $10.791   $12.428   $12.083   $10.263   N/A

Ending number of AUs (000s)             5         5         3        11        22          9        38        71         4   N/A

Rydex Leisure Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                (a)  $11.100   $10.987    $8.548    $6.340   $12.630    $13.143   $10.794   $11.507   $10.021   N/A
                             (b)  $10.439   $10.415    $8.168    $6.107   $12.265    $12.866   $10.651   $11.445   $10.020   N/A

Ending AUV                   (a)  $13.278   $11.100   $10.987    $8.548    $6.340    $12.630   $13.143   $10.794   $11.507   N/A
                             (b)  $12.387   $10.439   $10.415    $8.168    $6.107    $12.265   $12.866   $10.651   $11.445   N/A

Ending number of AUs (000s)             5         3        19        10        11         23        69        90        28   N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------------
Beginning AUV                (a)  $18.487   $20.288   $14.957    $9.953   $22.350    $21.880   $20.086   $17.856   $14.826   $10.000
                             (b)  $11.931   $13.199    $9.808    $6.580   $14.894    $14.698   $13.601   $12.188   $10.201    $9.867

Ending AUV                   (a)  $22.664   $18.487   $20.288   $14.957    $9.953    $22.350   $21.880   $20.086   $17.856   $14.826
                             (b)  $14.510   $11.931   $13.199    $9.808    $6.580    $14.894   $14.698   $13.601   $12.188   $10.201

Ending number of AUs (000s)            10         8        15        13        15         22        29        36        29        12

Rydex NASDAQ-100(R) Fund
------------------------
Beginning AUV                (a)  $17.192   $17.064   $14.604    $9.744   $17.012    $14.643   $14.039   $14.079   $13.058    $9.106
                             (b)  $12.607   $12.613   $10.882    $7.319   $12.881    $11.177   $10.801   $10.919   $10.209    $9.821

Ending AUV                   (a)  $19.794   $17.192   $17.064   $14.604    $9.744    $17.012   $14.643   $14.039   $14.079   $13.058
                             (b)  $14.400   $12.607   $12.613   $10.882    $7.319    $12.881   $11.177   $10.801   $10.919   $10.209

Ending number of AUs (000s)            60        55        85        80       103        147       162       210       392       767

Rydex NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------------
Beginning AUV                (a)  $11.615   $11.859    $8.784    $4.090   $15.138    $11.975   $11.581   $12.111    $9.767   N/A
                             (b)  $10.923   $11.242    $8.394    $3.940   $14.700    $11.722   $11.427   $12.045    $9.766   N/A

Ending AUV                   (a)  $15.361   $11.615   $11.859    $8.784    $4.090    $15.138   $11.975   $11.581   $12.111   N/A
                             (b)  $14.330   $10.923   $11.242    $8.394    $3.940    $14.700   $11.722   $11.427   $12.045   N/A

Ending number of AUs (000s)            34        35        20        33        21         55        36        50        34   N/A

Rydex Nova Fund (inception date May 1, 2000)
--------------------------------------------
Beginning AUV                (a)   $9.325    $9.568    $8.088    $6.053   $13.485    $13.523   $11.498   $11.214    $9.922    $7.229
                             (b)   $9.277    $9.595    $8.176    $6.168   $13.852    $14.004   $12.001   $11.800   $10.524    $9.868

Ending AUV                   (a)  $11.241    $9.325    $9.568    $8.088    $6.053    $13.485   $13.523   $11.498   $11.214    $9.922
                             (b)  $11.093    $9.277    $9.595    $8.176    $6.168    $13.852   $14.004   $12.001   $11.800   $10.524

Ending number of AUs (000s)            65        41        47        66        76        115       136       163       223       456

Rydex Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                (a)  $17.501   $23.401   $17.186   $11.678   $19.279    $16.354   $13.658   $11.457    $9.998   N/A
                             (b)  $16.459   $22.183   $16.423   $11.249   $18.720    $16.009   $13.476   $11.395    $9.998   N/A

Ending AUV                   (a)  $16.550   $17.501   $23.401   $17.186   $11.678    $19.279   $16.354   $13.658   $11.457   N/A
                             (b)  $15.439   $16.459   $22.183   $16.423   $11.249    $18.720   $16.009   $13.476   $11.395   N/A

Ending number of AUs (000s)            42        60        68        76        74         47        72        80         6   N/A

Rydex Real Estate Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                (a)  $12.821   $12.713   $10.325    $8.359   $14.526    $18.215   $14.129   $13.372   $10.091   N/A
                             (b)  $12.057   $12.052    $9.866    $8.052   $14.106    $17.830   $13.942   $13.300   $10.091   N/A

Ending AUV                   (a)  $14.961   $12.821   $12.713   $10.325    $8.359    $14.526   $18.215   $14.129   $13.372   N/A
                             (b)  $13.957   $12.057   $12.052    $9.866    $8.052    $14.106   $17.830   $13.942   $13.300   N/A

Ending number of AUs (000s)            20        12        60        19        17         11        30        23        21   N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Retailing Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)  $12.503   $12.041    $9.757    $6.861   $10.377    $12.041   $11.093   $10.665    $9.991   N/A
                             (b)  $11.758   $11.415    $9.324    $6.609   $10.076    $11.787   $10.946   $10.607    $9.990   N/A

Ending AUV                   (a)  $14.396   $12.503   $12.041    $9.757    $6.861    $10.377   $12.041   $11.093   $10.665   N/A
                             (b)  $13.430   $11.758   $11.415    $9.324    $6.609    $10.076   $11.787   $10.946   $10.607   N/A

Ending number of AUs (000s)            11         3        25         1         1          2         3         5         0   N/A

Rydex Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
---------------------------------------------------------------------
Beginning AUV                (a)  $16.273   $18.792   $13.825   $10.517   $21.931    $23.849   $20.012   $19.529   $15.818   $10.014
                             (b)   $9.977   $11.614    $8.612    $6.604   $13.883    $15.219   $12.873   $12.662   $10.339    $9.849

Ending AUV                   (a)  $19.593   $16.273   $18.792   $13.825   $10.517    $21.931   $23.849   $20.012   $19.529   $15.818
                             (b)  $11.916    $9.977   $11.614    $8.612    $6.604    $13.883   $15.219   $12.873   $12.662   $10.339

Ending number of AUs (000s)             8         7        13         9        12         16        34        24        70        60

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                (a)   $7.615    $8.039    $6.498    $4.502   $14.261    $14.375   $11.784   $11.559   $10.054   N/A
                             (b)   $7.161    $7.621    $6.209    $4.336   $13.848    $14.071   $11.628   $11.497   $10.053   N/A

Ending AUV                   (a)   $9.715    $7.615    $8.039    $6.498    $4.502    $14.261   $14.375   $11.784   $11.559   N/A
                             (b)   $9.063    $7.161    $7.621    $6.209    $4.336    $13.848   $14.071   $11.628   $11.497   N/A

Ending number of AUs (000s)            18        45         9        13        22         33        31        26        35   N/A

Rydex S&P 500 Pure Growth Fund (inception date July 15, 2004)
-------------------------------------------------------------
Beginning AUV                (a)  $11.727   $12.022    $9.751    $6.716   $11.319    $10.942   $10.527   $10.489    $9.955   N/A
                             (b)  $11.050   $11.419    $9.336    $6.482   $11.012    $10.731   $10.407   $10.453    $9.955   N/A

Ending AUV                   (a)  $13.102   $11.727   $12.022    $9.751    $6.716    $11.319   $10.942   $10.527   $10.489   N/A
                             (b)  $12.246   $11.050   $11.419    $9.336    $6.482    $11.012   $10.731   $10.407   $10.453   N/A

Ending number of AUs (000s)            33        34        66       102       101         40        25        14        11   N/A

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                (a)  $10.627   $11.129    $9.380    $6.289   $12.422    $13.313   $11.473   $11.167    $9.964   N/A
                             (b)  $10.013   $10.570    $8.981    $6.070   $12.086    $13.057   $11.343   $11.128    $9.964   N/A

Ending AUV                   (a)  $12.807   $10.627   $11.129    $9.380    $6.289    $12.422   $13.313   $11.473   $11.167   N/A
                             (b)  $11.971   $10.013   $10.570    $8.981    $6.070    $12.086   $13.057   $11.343   $11.128   N/A

Ending number of AUs (000s)            21        20        38        54        34         34       118        22         9   N/A

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------------
Beginning AUV                (a)  $16.487   $16.829   $12.873    $8.324   $13.221    $12.364   $12.157   $11.060   $10.057   N/A
                             (b)  $15.535   $15.985   $12.325    $8.034   $12.863    $12.126   $12.019   $11.022   $10.057   N/A

Ending AUV                   (a)  $18.866   $16.487   $16.829   $12.873    $8.324    $13.221   $12.364   $12.157   $11.060   N/A
                             (b)  $17.635   $15.535   $15.985   $12.325    $8.034    $12.863   $12.126   $12.019   $11.022   N/A

Ending number of AUs (000s)            18        16        87        24         8          5         6        60         1   N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
-------------------------------------------------------------------
Beginning AUV                (a)  $12.088   $13.202   $11.145    $7.280   $13.097    $13.959   $12.091   $11.319   $10.040   N/A
                             (b)  $11.390   $12.539   $10.670    $7.026   $12.742    $13.691   $11.953   $11.280   $10.040   N/A

Ending AUV                   (a)  $13.944   $12.088   $13.202   $11.145    $7.280    $13.097   $13.959   $12.091   $11.319   N/A
                             (b)  $13.033   $11.390   $12.539   $10.670    $7.026    $12.742   $13.691   $11.953   $11.280   N/A

Ending number of AUs (000s)            22        21        26        81        30         45       137        29         0   N/A

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------------
Beginning AUV                (a)  $13.645   $13.367   $10.810    $8.183   $12.635    $12.828   $12.075   $11.530   $10.056   N/A
                             (b)  $12.857   $12.696   $10.350    $7.898   $12.292    $12.581   $11.937   $11.490   $10.056   N/A

Ending AUV                   (a)  $14.882   $13.645   $13.367   $10.810    $8.183    $12.635   $12.828   $12.075   $11.530   N/A
                             (b)  $13.910   $12.857   $12.696   $10.350    $7.898    $12.292   $12.581   $11.937   $11.490   N/A

Ending number of AUs (000s)             8        37        21        16         8         36        48        13         1   N/A

Rydex S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
---------------------------------------------------------------------
Beginning AUV                (a)  $10.652   $11.928    $9.669    $6.043   $10.846    $13.812   $11.750   $11.497   $10.043   N/A
                             (b)  $10.036   $11.329    $9.257    $5.832   $10.553    $13.547   $11.616   $11.457   $10.043   N/A

Ending AUV                   (a)  $12.643   $10.652   $11.928    $9.669    $6.043    $10.846   $13.812   $11.750   $11.497   N/A
                             (b)  $11.818   $10.036   $11.329    $9.257    $5.832    $10.553   $13.547   $11.616   $11.457   N/A

Ending number of AUs (000s)            23        24        31        36        23         20        52         3         5   N/A

Rydex Technology Fund (inception date May 1, 2004)
--------------------------------------------------
Beginning AUV                (a)   $9.878   $11.032    $9.986    $6.508   $12.091    $11.109   $10.639   $10.463    $9.844   N/A
                             (b)   $9.290   $10.459    $9.543    $6.269   $11.741    $10.875   $10.498   $10.407    $9.843   N/A

Ending AUV                   (a)  $10.908    $9.878   $11.032    $9.986    $6.508    $12.091   $11.109   $10.639   $10.463   N/A
                             (b)  $10.176    $9.290   $10.459    $9.543    $6.269    $11.741   $10.875   $10.498   $10.407   N/A

Ending number of AUs (000s)            13        17        18        34         9         20        12         8         2   N/A

Rydex Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                (a)   $8.939   $10.590    $9.379    $7.391   $13.712    $12.732   $10.803   $10.829    $9.887   N/A
                             (b)   $8.407   $10.039    $8.962    $7.119   $13.315    $12.463   $10.660   $10.771    $9.886   N/A

Ending AUV                   (a)   $9.243    $8.939   $10.590    $9.379    $7.391    $13.712   $12.732   $10.803   $10.829   N/A
                             (b)   $8.623    $8.407   $10.039    $8.962    $7.119    $13.315   $12.463   $10.660   $10.771   N/A

Ending number of AUs (000s)            12         7        12        36        12         60        60        11         2   N/A

Rydex Transportation Fund (inception date May 1, 2004)
------------------------------------------------------
Beginning AUV                (a)  $11.717   $13.369   $10.921    $9.435   $12.802    $14.229   $13.437   $12.561   $10.022   N/A
                             (b)  $11.020   $12.673   $10.436    $9.089   $12.432    $13.929   $13.259   $12.493   $10.021   N/A

Ending AUV                   (a)  $13.585   $11.717   $13.369   $10.921    $9.435    $12.802   $14.229   $13.437   $12.561   N/A
                             (b)  $12.674   $11.020   $12.673   $10.436    $9.089    $12.432   $13.929   $13.259   $12.493   N/A

Ending number of AUs (000s)             4         5         8        14        14         21        60        27        31   N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------------
Beginning AUV                (a)   $9.789    $9.926   $10.065   $10.202   $10.229     $9.987    $9.754    $9.696    $9.810    $9.947
                             (b)   $9.345    $9.552    $9.763    $9.975   $10.083     $9.923    $9.769    $9.789    $9.984   $10.000

Ending AUV                   (a)   $9.653    $9.789    $9.926   $10.065   $10.202    $10.229    $9.987    $9.754    $9.696    $9.810
                             (b)   $9.141    $9.345    $9.552    $9.763    $9.975    $10.083    $9.923    $9.769    $9.789    $9.984

Ending number of AUs (000s)            95       165       170       234       312        375       578       415       499       367

Rydex Utilities Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)  $15.716   $13.705   $13.003   $11.588   $16.687    $14.994   $12.570   $11.529   $10.058   N/A
                             (b)  $14.781   $12.992   $12.426   $11.162   $16.204    $14.678   $12.403   $11.467   $10.057   N/A

Ending AUV                   (a)  $15.669   $15.716   $13.705   $13.003   $11.588    $16.687   $14.994   $12.570   $11.529   N/A
                             (b)  $14.619   $14.781   $12.992   $12.426   $11.162    $16.204   $14.678   $12.403   $11.467   N/A

Ending number of AUs (000s)            29        50        21        23        37         53        78       141       196   N/A

U.S. Long Short Momentum Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                (a)  $15.076   $16.361   $14.920   $11.886   $20.340    $16.806   $15.300   $13.644   $12.498   $10.024
                             (b)  $11.536   $12.621   $11.601    $9.316   $16.071    $13.386   $12.284   $11.042   $10.196    $9.858

Ending AUV                   (a)  $15.524   $15.076   $16.361   $14.920   $11.886    $20.340   $16.806   $15.300   $13.644   $12.498
                             (b)  $11.784   $11.536   $12.621   $11.601    $9.316    $16.071   $13.386   $12.284   $11.042   $10.196

Ending number of AUs (000s)             9        16        16        19        19         30        17        33        33        18

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund  (inception date May 1, 2006)
----------------------------------------------
Beginning AUV                (a)  $10.742   $10.901   $10.090    $7.975   $11.578    $10.861   $10.043   N/A       N/A       N/A
                             (b)  $10.265   $10.500    $9.797    $7.806   $11.424    $10.802   $10.043   N/A       N/A       N/A

Ending AUV                   (a)  $12.063   $10.742   $10.901   $10.090    $7.975    $11.578   $10.861   N/A       N/A       N/A
                             (b)  $11.434   $10.265   $10.500    $9.797    $7.806    $11.424   $10.802   N/A       N/A       N/A

Ending number of AUs (000s)            66        72        88       125       155        171       184   N/A       N/A       N/A

Diversified Dividend Fund (inception date May 2, 2011)
------------------------------------------------------
Beginning AUV                (a)   $9.138    $9.993   N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A
                             (b)   $9.089    $9.993   N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.697    $9.138   N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A
                             (b)  $10.555    $9.089   N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            17        33   N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)  $11.722   $11.435   $11.013    $8.748   $12.429    $11.269   $10.859   $10.182    $9.599    $7.618
                             (b)  $11.770   $11.574   $11.237    $8.997   $12.886    $11.778   $11.440   $10.813   $10.276    $9.935

Ending AUV                   (a)  $13.974   $11.722   $11.435   $11.013    $8.748    $12.429   $11.269   $10.859   $10.182    $9.599
                             (b)  $13.919   $11.770   $11.574   $11.237    $8.997    $12.886   $11.778   $11.440   $10.813   $10.276

Ending number of AUs (000s)            44        46        66        85       160         54        86       244       218       138

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS (continued):
Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                (a)  $21.816   $23.663   $20.420   $15.744   $28.847    $30.971   $22.024   $19.551   $14.517   $10.604
                             (b)  $14.463   $15.813   $13.756   $10.691   $19.746    $21.372   $15.320   $13.708   $10.260   $10.000

Ending AUV                   (a)  $27.560   $21.816   $23.663   $20.420   $15.744    $28.847   $30.971   $22.024   $19.551   $14.517
                             (b)  $18.125   $14.463   $15.813   $13.756   $10.691    $19.746   $21.372   $15.320   $13.708   $10.260

Ending number of AUs (000s)            45        48        53        59        80        115       201       231       276       183

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                (a)  $14.636   $14.700   $13.126    $8.712   $11.890    $11.911   $10.907   $10.768    $9.966   N/A
                             (b)  $13.765   $13.936   $12.543    $8.392   $11.546    $11.659   $10.762   $10.710    $9.965   N/A

Ending AUV                   (a)  $16.910   $14.636   $14.700   $13.126    $8.712    $11.890   $11.911   $10.907   $10.768   N/A
                             (b)  $15.776   $13.765   $13.936   $12.543    $8.392    $11.546   $11.659   $10.762   $10.710   N/A

Ending number of AUs (000s)           168       165       105       158       192        266       248       264       301   N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                (a)  $16.142   $17.508   $15.605   $12.187   $17.329    $16.082   $14.694   $13.891   $12.404    $9.958
                             (b)  $12.479   $13.643   $12.258    $9.650   $13.832    $12.940   $11.918   $11.357   $10.223    $9.951

Ending AUV                   (a)  $17.607   $16.142   $17.508   $15.605   $12.187    $17.329   $16.082   $14.694   $13.891   $12.404
                             (b)  $13.502   $12.479   $13.643   $12.258    $9.650    $13.832   $12.940   $11.918   $11.357   $10.223

Ending number of AUs (000s)            13        16        26        32        29         26        34        37        45         9

Money Market Fund (inception date May 1, 2012)
----------------------------------------------
Beginning AUV                (a)  $10.000    N/A      N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A
                             (b)  $10.000    N/A      N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.908    N/A      N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A
                             (b)   $9.855    N/A      N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)         1,285    N/A      N/A       N/A       N/A        N/A       N/A       N/A       N/A       N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                (a)   $6.217    $6.640    $5.551    $3.577    $6.536     $6.155    $5.649    $5.607    $5.434    $3.793
                             (b)  $10.732   $11.554    $9.737    $6.324   $11.650    $11.058   $10.231   $10.236   $10.001    $9.797

Ending AUV                   (a)   $6.822    $6.217    $6.640    $5.551    $3.577     $6.536    $6.155    $5.649    $5.607    $5.434
                             (b)  $11.682   $10.732   $11.554    $9.737    $6.324    $11.650   $11.058   $10.231   $10.236   $10.001

Ending number of AUs (000s)            19        20        20        45        25         43        73        74       128       233

Value Opportunities Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                (a)  $11.337   $11.900   $11.284    $7.745   $16.333    $16.342   $14.673   $14.113   $12.913   $10.000
                             (b)   $8.577    $9.076    $8.675    $6.003   $12.759    $12.869   $11.647   $11.293   $10.416    $9.931

Ending AUV                   (a)  $13.152   $11.337   $11.900   $11.284    $7.745    $16.333   $16.342   $14.673   $14.113   $12.913
                             (b)   $9.871    $8.577    $9.076    $8.675    $6.003    $12.759   $12.869   $11.647   $11.293   $10.416

Ending number of AUs (000s)            38        40        48        28        21         30        41        57        65        66

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Enterprise Portfolio
--------------------
Beginning AUV                (a)  $18.467   $18.997   $15.308   $10.719   $19.316    $16.052   $14.328   $12.937   $10.865    $8.156
                             (b)  $16.212   $16.811   $13.655    $9.638   $17.509    $14.668   $13.197   $12.011   $10.169    $9.900

Ending AUV                   (a)  $21.358   $18.467   $18.997   $15.308   $10.719    $19.316   $16.052   $14.328   $12.937   $10.865
                             (b)  $18.600   $16.212   $16.811   $13.655    $9.638    $17.509   $14.668   $13.197   $12.011   $10.169

Ending number of AUs (000s)           342       392       449       518       611        752       944     1,155     1,557     1,757

Global Research Portfolio
-------------------------
Beginning AUV                (a)  $10.774   $12.666   $11.089    $8.166   $14.966    $13.845   $11.878   $11.378   $11.012    $9.007
                             (b)   $9.516   $11.278    $9.952    $7.388   $13.650    $12.730   $11.008   $10.629   $10.370    $9.911

Ending AUV                   (a)  $12.757   $10.774   $12.666   $11.089    $8.166    $14.966   $13.845   $11.878   $11.378   $11.012
                             (b)  $11.178    $9.516   $11.278    $9.952    $7.388    $13.650   $12.730   $11.008   $10.629   $10.370

Ending number of AUs (000s)           371       411       462       509       571        728       941     1,193     1,577     2,083

Janus Portfolio
---------------
Beginning AUV                (a)  $11.784   $12.619   $11.174    $8.311   $13.982    $12.321   $11.218   $10.908   $10.584    $8.147
                             (b)  $10.685   $11.534   $10.295    $7.719   $13.091    $11.628   $10.672   $10.460   $10.231    $9.872

Ending AUV                   (a)  $13.779   $11.784   $12.619   $11.174    $8.311    $13.982   $12.321   $11.218   $10.908   $10.584
                             (b)  $12.394   $10.685   $11.534   $10.295    $7.719    $13.091   $11.628   $10.672   $10.460   $10.231

Ending number of AUs (000s)           469       547       622       714       841      1,146     1,421     1,699     2,108     2,756

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                (a)  $28.004   $41.867   $33.882   $19.136   $40.527    $32.031   $22.093   $16.934   $14.438   $10.140
                             (b)  $18.855   $28.415   $23.180   $13.197   $28.174    $22.448   $15.607   $12.059   $10.364    $9.923

Ending AUV                   (a)  $31.331   $28.004   $41.867   $33.882   $19.136    $40.527   $32.031   $22.093   $16.934   $14.438
                             (b)  $20.926   $18.855   $28.415   $23.180   $13.197    $28.174   $22.448   $15.607   $12.059   $10.364

Ending number of AUs (000s)            47        64        87        92        98        166       220       163        58        36

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
--------------------------------------------------------------
Beginning AUV                (a)  $24.513   $30.315   $25.055   $14.960   $29.587    $22.510   $17.566   $12.653    $9.816   N/A
                             (b)  $23.054   $28.739   $23.943   $14.410   $28.731    $22.035   $17.333   $12.585    $9.815   N/A

Ending AUV                   (a)  $29.501   $24.513   $30.315   $25.055   $14.960    $29.587   $22.510   $17.566   $12.653   N/A
                             (b)  $27.522   $23.054   $28.739   $23.943   $14.410    $28.731   $22.035   $17.333   $12.585   N/A

Ending number of AUs (000s)            50        53        80        79        76        142       149       206        29   N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                (a)  $11.641   $12.730   $12.097   $10.100   $16.263    $14.888   $12.321   $11.292    $9.932   N/A
                             (b)  $10.948   $12.069   $11.560    $9.729   $15.792    $14.574   $12.158   $11.232    $9.931   N/A

Ending AUV                   (a)  $13.901   $11.641   $12.730   $12.097   $10.100    $16.263   $14.888   $12.321   $11.292   N/A
                             (b)  $12.969   $10.948   $12.069   $11.560    $9.729    $15.792   $14.574   $12.158   $11.232   N/A

Ending number of AUs (000s)            32        39        38        25        26         28        37        16         4   N/A

US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                (a)  $18.585   $20.727   $16.989   $11.284   $18.014    $19.687   $17.200   $16.772   $14.805   $10.941
                             (b)  $12.033   $13.528   $11.178    $7.484   $12.044    $13.268   $11.685   $11.485   $10.220    $9.937

Ending AUV                   (a)  $20.199   $18.585   $20.727   $16.989   $11.284    $18.014   $19.687   $17.200   $16.772   $14.805
                             (b)  $12.974   $12.033   $13.528   $11.178    $7.484    $12.044   $13.268   $11.685   $11.485   $10.220

Ending number of AUs (000s)            65        73        96       114       150        223       390       490       627       747

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC. (continued):
US Strategic Equity Portfolio
-----------------------------
Beginning AUV                (a)  $12.038   $11.973   $10.759    $8.602   $13.481    $13.804   $11.915   $11.687   $10.602    $8.670
                             (b)  $11.020   $11.048   $10.008    $8.066   $12.742    $13.153   $11.444   $11.316   $10.348    $9.925

Ending AUV                   (a)  $13.532   $12.038   $11.973   $10.759    $8.602    $13.481   $13.804   $11.915   $11.687   $10.602
                             (b)  $12.289   $11.020   $11.048   $10.008    $8.066    $12.742   $13.153   $11.444   $11.316   $10.348

Ending number of AUs (000s)            38        41        46        45        47         59       112       130       149       149

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                (a)   $9.283    $9.187    $7.452    $5.616    $9.557     $9.898   N/A       N/A       N/A       N/A
                             (b)   $8.942    $8.920    $7.294    $5.541    $9.505     $9.898   N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.867    $9.283    $9.187    $7.452    $5.616     $9.557   N/A       N/A       N/A       N/A
                             (b)  $10.384    $8.942    $8.920    $7.294    $5.541     $9.505   N/A       N/A       N/A       N/A

Ending number of AUs (000s)            14        20         8         5         3          3   N/A       N/A       N/A       N/A

ClearBridge All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------
Beginning AUV                (a)   $8.058    $8.711    $7.576    $5.939    $9.497     $9.903   N/A       N/A       N/A       N/A
                             (b)   $7.762    $8.458    $7.415    $5.860    $9.445     $9.902   N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.136    $8.058    $8.711    $7.576    $5.939     $9.497   N/A       N/A       N/A       N/A
                             (b)   $8.729    $7.762    $8.458    $7.415    $5.860     $9.445   N/A       N/A       N/A       N/A

Ending number of AUs (000s)             8        10         9         9        12         14   N/A       N/A       N/A       N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------
Beginning AUV                (a)   $9.158    $8.607    $7.775    $6.415   $10.012     $9.951   N/A       N/A       N/A       N/A
                             (b)   $8.821    $8.357    $7.610    $6.330    $9.958     $9.950   N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.312    $9.158    $8.607    $7.775    $6.415    $10.012   N/A       N/A       N/A       N/A
                             (b)   $9.854    $8.821    $8.357    $7.610    $6.330     $9.958   N/A       N/A       N/A       N/A

Ending number of AUs (000s)            17        16         3         3         3          9   N/A       N/A       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                (a)   $9.139    $9.328    $8.613    $6.134    $9.921     $9.896   N/A       N/A       N/A       N/A
                             (b)   $8.803    $9.057    $8.430    $6.052    $9.867     $9.895   N/A       N/A       N/A       N/A

Ending AUV                   (a)  $10.845    $9.139    $9.328    $8.613    $6.134     $9.921   N/A       N/A       N/A       N/A
                             (b)  $10.362    $8.803    $9.057    $8.430    $6.052     $9.867   N/A       N/A       N/A       N/A

Ending number of AUs (000s)            19        14        13        21        10          6   N/A       N/A       N/A       N/A

Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------------------------
Beginning AUV                (a)  $13.491   $13.451   $11.869    $7.738   $11.344    $11.512   $10.551   $10.009   N/A       N/A
                             (b)  $12.790   $12.854   $11.434    $7.513   $11.104    $11.360   $10.495   $10.009   N/A       N/A

Ending AUV                   (a)  $15.741   $13.491   $13.451   $11.869    $7.738    $11.344   $11.512   $10.551   N/A       N/A
                             (b)  $14.803   $12.790   $12.854   $11.434    $7.513    $11.104   $11.360   $10.495   N/A       N/A

Ending number of AUs (000s)             7         9        32        12         9         16        17         9   N/A       N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued):
Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
-------------------------------------------------------------------
Beginning AUV                (a)  $12.758   $12.105   $10.978    $9.139   $11.170    $11.107   $10.724   $10.613    $9.998   N/A
                             (b)  $11.999   $11.476   $10.491    $8.804   $10.847    $10.873   $10.582   $10.556    $9.998   N/A

Ending AUV                   (a)  $13.557   $12.758   $12.105   $10.978    $9.139    $11.170   $11.107   $10.724   $10.613   N/A
                             (b)  $12.648   $11.999   $11.476   $10.491    $8.804    $10.847   $10.873   $10.582   $10.556   N/A

Ending number of AUs (000s)            54        75        59        35        47        116       133       124        11   N/A

LORD ABBETT SERIES FUND, INC.:
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
-----------------------------------------------------------------
Beginning AUV                (a)  $16.339   $16.537   $14.612   $12.007   $16.498    $16.219   $14.358   $14.029   $12.215   $10.000
                             (b)  $13.046   $13.309   $11.854    $9.819   $13.601    $13.479   $12.027   $11.846   $10.397    $9.974

Ending AUV                   (a)  $18.118   $16.339   $16.537   $14.612   $12.007    $16.498   $16.219   $14.358   $14.029   $12.215
                             (b)  $14.350   $13.046   $13.309   $11.854    $9.819    $13.601   $13.479   $12.027   $11.846   $10.397

Ending number of AUs (000s)            11        13        18        32        62         95        71        70        65        10

Growth and Income Portfolio
---------------------------
Beginning AUV                (a)  $14.351   $15.495   $13.383   $11.415   $18.208    $17.852   $15.437   $15.162   $13.649   $10.565
                             (b)  $10.310   $11.221    $9.769    $8.399   $13.506    $13.350   $11.636   $11.520   $10.454    $9.949

Ending AUV                   (a)  $15.861   $14.351   $15.495   $13.383   $11.415    $18.208   $17.852   $15.437   $15.162   $13.649
                             (b)  $11.303   $10.310   $11.221    $9.769    $8.399    $13.506   $13.350   $11.636   $11.520   $10.454

Ending number of AUs (000s)           235       266       299       354       444        610     1,006     1,167     1,432     1,500

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
-------------------------
Beginning AUV                (a)  $11.849   $13.555   $11.885    $7.722   $16.450    $15.259   $13.786   $11.843   $10.095    $7.578
                             (b)  $11.346   $13.084   $11.563    $7.573   $16.264    $15.208   $13.850   $11.993   $10.305    $9.926

Ending AUV                   (a)  $13.623   $11.849   $13.555   $11.885    $7.722    $16.450   $15.259   $13.786   $11.843   $10.095
                             (b)  $12.940   $11.346   $13.084   $11.563    $7.573    $16.264   $15.208   $13.850   $11.993   $10.305

Ending number of AUs (000s)            97       122       154       172       222        302       305       406       359       329

Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                (a)  $12.172   $12.285    $9.651    $7.437   $13.318    $11.023    $9.746    $8.689    $7.577    $5.999
                             (b)  $15.244   $15.509   $12.280    $9.539   $17.221    $14.369   $12.806   $11.509   $10.116    $9.854

Ending AUV                   (a)  $13.492   $12.172   $12.285    $9.651    $7.437    $13.318   $11.023    $9.746    $8.689    $7.577
                             (b)  $16.762   $15.244   $15.509   $12.280    $9.539    $17.221   $14.369   $12.806   $11.509   $10.116

Ending number of AUs (000s)            23        44        28        30        70         67       106        85       113        97

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
--------------------------------------------------------------
Beginning AUV                (a)  $17.179   $18.631   $14.973   $10.360   $19.393    $19.039   $17.368   $15.725   $13.033   $10.010
                             (b)  $12.668   $13.850   $11.220    $7.826   $14.767    $14.614   $13.438   $12.264   $10.247    $9.957

Ending AUV                   (a)  $19.569   $17.179   $18.631   $14.973   $10.360    $19.393   $19.039   $17.368   $15.725   $13.033
                             (b)  $14.316   $12.668   $13.850   $11.220    $7.826    $14.767   $14.614   $13.438   $12.264   $10.247

Ending number of AUs (000s)            45        50        55        58        66         91       110       103       131        11

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued):
Short Term Duration Bond Portfolio
----------------------------------
Beginning AUV                (a)  $12.538   $12.677   $12.211   $10.927   $12.800    $12.390   $12.058   $12.053   $12.129   $12.009
                             (b)   $9.717    $9.904    $9.616    $8.674   $10.243     $9.995    $9.805    $9.879   $10.022   $10.015

Ending AUV                   (a)  $12.932   $12.538   $12.677   $12.211   $10.927    $12.800   $12.390   $12.058   $12.053   $12.129
                             (b)   $9.942    $9.717    $9.904    $9.616    $8.674    $10.243    $9.995    $9.805    $9.879   $10.022

Ending number of AUs (000s)           130       180       184       186       198        298       398       538       816     1,172

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                (a)  $12.006   $12.305   $10.433    $8.619   $14.441    $14.571   $14.038   $13.835   $12.541   $10.040
                             (b)   $9.142    $9.445    $8.072    $6.722   $11.354    $11.548   $11.216   $11.142   $10.181    $9.917

Ending AUV                   (a)  $12.882   $12.006   $12.305   $10.433    $8.619    $14.441   $14.571   $14.038   $13.835   $12.541
                             (b)   $9.731    $9.142    $9.445    $8.072    $6.722    $11.354   $11.548   $11.216   $11.142   $10.181

Ending number of AUs (000s)             4        14         8         9         8          9        14        16        42        14

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                (a)  $12.688   $13.276   $10.958    $8.455   $14.160    $13.345   $11.902   $11.295   $10.015   N/A
                             (b)  $11.933   $12.585   $10.472    $8.145   $13.750    $13.063   $11.744   $11.234   $10.014   N/A

Ending AUV                   (a)  $13.884   $12.688   $13.276   $10.958    $8.455    $14.160   $13.345   $11.902   $11.295   N/A
                             (b)  $12.953   $11.933   $12.585   $10.472    $8.145    $13.750   $13.063   $11.744   $11.234   N/A

Ending number of AUs (000s)             2         2         5         4         3         15        13        19         0   N/A

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                (a)  $10.262    $9.817    $8.909    $7.415    $9.787    $10.028   N/A       N/A       N/A       N/A
                             (b)   $9.886    $9.533    $8.721    $7.316    $9.735    $10.028   N/A       N/A       N/A       N/A

Ending AUV                   (a)  $11.191   $10.262    $9.817    $8.909    $7.415     $9.787   N/A       N/A       N/A       N/A
                             (b)  $10.695    $9.886    $9.533    $8.721    $7.316     $9.735   N/A       N/A       N/A       N/A

Ending number of AUs (000s)           395       459       538       726       881      1,181   N/A       N/A       N/A       N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                (a)   $8.360    $8.388    $6.754    $5.073    $8.963    $10.012   N/A       N/A       N/A       N/A
                             (b)   $8.053    $8.145    $6.611    $5.005    $8.915    $10.012   N/A       N/A       N/A       N/A

Ending AUV                   (a)   $9.625    $8.360    $8.388    $6.754    $5.073     $8.963   N/A       N/A       N/A       N/A
                             (b)   $9.197    $8.053    $8.145    $6.611    $5.005     $8.915   N/A       N/A       N/A       N/A

Ending number of AUs (000s)           399       451       502       602       732      1,051   N/A       N/A       N/A       N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                (a)  $12.370   $12.304   $11.033    $9.203   $11.090    $10.383    $9.973   N/A       N/A       N/A
                             (b)  $11.821   $11.852   $10.713    $9.010   $10.942    $10.327    $9.972   N/A       N/A       N/A

Ending AUV                   (a)  $14.020   $12.370   $12.304   $11.033    $9.203    $11.090   $10.383   N/A       N/A       N/A
                             (b)  $13.291   $11.821   $11.852   $10.713    $9.010    $10.942   $10.327   N/A       N/A       N/A

Ending number of AUs (000s)            66        57        39        85        21          4         0   N/A       N/A       N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (continued):
CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                (a)  $10.012   $10.983    $8.944    $6.409   $11.563     $9.516   $10.104   N/A       N/A       N/A
                             (b)   $9.568   $10.580    $8.685    $6.273   $11.409     $9.465   $10.104   N/A       N/A       N/A

Ending AUV                   (a)  $10.404   $10.012   $10.983    $8.944    $6.409    $11.563    $9.516   N/A       N/A       N/A
                             (b)   $9.863    $9.568   $10.580    $8.685    $6.273    $11.409    $9.465   N/A       N/A       N/A

Ending number of AUs (000s)            12        15        16        22        13         19        13   N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                (a)  $14.074   $13.424   $12.138    $9.431   $11.197    $10.733    $9.978   N/A       N/A       N/A
                             (b)  $13.450   $12.931   $11.786    $9.232   $11.048    $10.675    $9.977   N/A       N/A       N/A

Ending AUV                   (a)  $16.357   $14.074   $13.424   $12.138    $9.431    $11.197   $10.733   N/A       N/A       N/A
                             (b)  $15.506   $13.450   $12.931   $11.786    $9.232    $11.048   $10.675   N/A       N/A       N/A

Ending number of AUs (000s)             4         4        14         9         3          2         2   N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                (a)  $12.921   $12.273   $11.472   $10.064   $10.456    $10.234   $10.009   N/A       N/A       N/A
                             (b)  $12.347   $11.822   $11.139    $9.850   $10.317    $10.179   $10.009   N/A       N/A       N/A

Ending AUV                   (a)  $14.122   $12.921   $12.273   $11.472   $10.064    $10.456   $10.234   N/A       N/A       N/A
                             (b)  $13.387   $12.347   $11.822   $11.139    $9.850    $10.317   $10.179   N/A       N/A       N/A

Ending number of AUs (000s)             2         3         6         3         0          1         1   N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                (a)  $14.461   $13.633   $12.384   $10.748   $10.994    $10.161   $10.000   N/A       N/A       N/A
                             (b)  $13.819   $13.132   $12.025   $10.521   $10.847    $10.107    $9.999   N/A       N/A       N/A

Ending AUV                   (a)  $15.248   $14.461   $13.633   $12.384   $10.748    $10.994   $10.161   N/A       N/A       N/A
                             (b)  $14.455   $13.819   $13.132   $12.025   $10.521    $10.847   $10.107   N/A       N/A       N/A

Ending number of AUs (000s)            52        54        35        39        49         30         5   N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                (a)  $12.895   $12.654   $11.210    $8.105   $10.746    $10.529    $9.989   N/A       N/A       N/A
                             (b)  $12.323   $12.189   $10.885    $7.933   $10.603    $10.473    $9.988   N/A       N/A       N/A

Ending AUV                   (a)  $14.533   $12.895   $12.654   $11.210    $8.105    $10.746   $10.529   N/A       N/A       N/A
                             (b)  $13.777   $12.323   $12.189   $10.885    $7.933    $10.603   $10.473   N/A       N/A       N/A

Ending number of AUs (000s)             5         6        28         8        11         19         7   N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                (a)  $15.471   $14.049   $13.179   $11.292   $12.318    $11.292   $11.370   $11.294   $10.516   $10.035
                             (b)  $13.868   $12.695   $12.004   $10.367   $11.401    $10.535   $10.694   $10.707   $10.050   $10.104

Ending AUV                   (a)  $16.590   $15.471   $14.049   $13.179   $11.292    $12.318   $11.292   $11.370   $11.294   $10.516
                             (b)  $14.753   $13.868   $12.695   $12.004   $10.367    $11.401   $10.535   $10.694   $10.707   $10.050

Ending number of AUs (000s)           199       218       193       186       200        170       172       309       183        90

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (continued):
Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                (a)  $11.180   $11.280   $11.203   $10.539   $10.722    $10.407   $10.120   $10.011   $10.000   N/A
                             (b)  $10.515   $10.694   $10.706   $10.152   $10.411    $10.187    $9.986    $9.957    $9.999   N/A

Ending AUV                   (a)  $11.330   $11.180   $11.280   $11.203   $10.539    $10.722   $10.407   $10.120   $10.011   N/A
                             (b)  $10.570   $10.515   $10.694   $10.706   $10.152    $10.411   $10.187    $9.986    $9.957   N/A

Ending number of AUs (000s)            66        66        67        51        72         81        46        65        44   N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                (a)  $14.682   $14.370   $13.480   $11.987   $11.600    $10.819   $10.566   $10.458   $10.112   $10.010
                             (b)  $13.739   $13.555   $12.818   $11.490   $11.208    $10.538   $10.374   $10.351   $10.088   $10.069

Ending AUV                   (a)  $15.865   $14.682   $14.370   $13.480   $11.987    $11.600   $10.819   $10.566   $10.458   $10.112
                             (b)  $14.728   $13.739   $13.555   $12.818   $11.490    $11.208   $10.538   $10.374   $10.351   $10.088

Ending number of AUs (000s)           354       292       354       450       355        365       339       270       184        80

PIONEER VARIABLE CONTRACTS TRUST:
Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                (a)  $12.264   $11.758   $10.001    $8.905   $12.990    $13.103   $10.880   $10.456    $9.138    $7.579
                             (b)  $13.112   $12.672   $10.864    $9.751   $14.340    $14.582   $12.205   $11.823   $10.416    $9.965

Ending AUV                   (a)  $13.298   $12.264   $11.758   $10.001    $8.905    $12.990   $13.103   $10.880   $10.456    $9.138
                             (b)  $14.104   $13.112   $12.672   $10.864    $9.751    $14.340   $14.582   $12.205   $11.823   $10.416

Ending number of AUs (000s)            74       119        84       101       129        195       428       243       193       196

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                (a)   $9.855   $10.470    $9.175    $7.449   $11.509    $11.139    $9.708    $9.293    $8.490    $6.980
                             (b)  $11.233   $12.029   $10.626    $8.696   $13.545    $13.216   $11.610   $11.203   $10.324    $9.922

Ending AUV                   (a)  $10.684    $9.855   $10.470    $9.175    $7.449    $11.509   $11.139    $9.708    $9.293    $8.490
                             (b)  $12.080   $11.233   $12.029   $10.626    $8.696    $13.545   $13.216   $11.610   $11.203   $10.324

Ending number of AUs (000s)            21        20        22        34        60        124       249       272       297       169

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                (a)  $13.031   $13.490   $11.626    $7.367   $11.608    $11.149   $10.445   $10.003   N/A       N/A
                             (b)  $12.353   $12.891   $11.199    $7.154   $11.362    $11.001   $10.389   $10.002   N/A       N/A

Ending AUV                   (a)  $14.867   $13.031   $13.490   $11.626    $7.367    $11.608   $11.149   $10.445   N/A       N/A
                             (b)  $13.982   $12.353   $12.891   $11.199    $7.154    $11.362   $11.001   $10.389   N/A       N/A

Ending number of AUs (000s)            27        28        82        41        57         57        71         0   N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                (a)  $10.921   $11.762   $10.117    $8.191   $12.540    $12.073   $10.904   $10.057   N/A       N/A
                             (b)  $10.353   $11.240    $9.746    $7.953   $12.275    $11.913   $10.846   $10.057   N/A       N/A

Ending AUV                   (a)  $11.934   $10.921   $11.762   $10.117    $8.191    $12.540   $12.073   $10.904   N/A       N/A
                             (b)  $11.223   $10.353   $11.240    $9.746    $7.953    $12.275   $11.913   $10.846   N/A       N/A

Ending number of AUs (000s)             8         8         7         7         7         10        19        12   N/A       N/A

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                (a)  $21.614   $24.935   $19.457   $12.485   $22.319    $21.770   $18.234   $16.567   $14.758   $10.052
                             (b)  $13.969   $16.246   $12.778    $8.265   $14.895    $14.646   $12.365   $11.324   $10.169    $9.973

Ending AUV                   (a)  $22.932   $21.614   $24.935   $19.457   $12.485    $22.319   $21.770   $18.234   $16.567   $14.758
                             (b)  $14.703   $13.969   $16.246   $12.778    $8.265    $14.895   $14.646   $12.365   $11.324   $10.169

Ending number of AUs (000s)            38        37        47        42        47         83       105        80       106        69

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                (a)  $21.925   $22.988   $19.343   $14.508   $20.205    $20.939   $18.373   $17.163   $13.929    $9.982
                             (b)  $15.014   $15.868   $13.459   $10.176   $14.286    $14.925   $13.201   $12.429   $10.169    $9.974

Ending AUV                   (a)  $24.321   $21.925   $22.988   $19.343   $14.508    $20.205   $20.939   $18.373   $17.163   $13.929
                             (b)  $16.521   $15.014   $15.868   $13.459   $10.176    $14.286   $14.925   $13.201   $12.429   $10.169

Ending number of AUs (000s)            50        54        71        88       101        125       197       239       262        61

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                (a)  $13.681   $17.630   $15.674   $10.936   $19.684    $20.971   $18.368   $16.249   $13.744   $10.000
                             (b)   $9.564   $12.423   $11.133    $7.830   $14.208    $15.259   $13.471   $12.013   $10.243    $9.911

Ending AUV                   (a)  $17.177   $13.681   $17.630   $15.674   $10.936    $19.684   $20.971   $18.368   $16.249   $13.744
                             (b)  $11.911    $9.564   $12.423   $11.133    $7.830    $14.208   $15.259   $13.471   $12.013   $10.243

Ending number of AUs (000s)            61        62        73        86       102        204       221       196       183        55

VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                (a)  $21.674   $29.597   $23.663   $11.256   $32.413    $23.887   $17.365   $13.341   $10.747    $7.068
                             (b)  $19.989   $27.515   $22.175   $10.633   $30.866    $22.931   $16.803   $13.012   $10.567    $9.930

Ending AUV                   (a)  $27.742   $21.674   $29.597   $23.663   $11.256    $32.413   $23.887   $17.365   $13.341   $10.747
                             (b)  $25.380   $19.989   $27.515   $22.175   $10.633    $30.866   $22.931   $16.803   $13.012   $10.567

Ending number of AUs (000s)           102       130       188       254       269        317       472       531     6,379       593

Global Hard Assets Fund
-----------------------
Beginning AUV                (a)  $31.214   $37.886   $29.729   $19.137   $36.025    $25.135   $20.474   $13.689   $11.197    $7.827
                             (b)  $27.551   $33.709   $26.663   $17.301   $32.832    $23.093   $18.961   $12.778   $10.536   $10.092

Ending AUV                   (a)  $31.820   $31.214   $37.886   $29.729   $19.137    $36.025   $25.135   $20.474   $13.689   $11.197
                             (b)  $27.861   $27.551   $33.709   $26.663   $17.301    $32.832   $23.093   $18.961   $12.778   $10.536

Ending number of AUs (000s)            37        46        57        69        95        152       126       188       150       210

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                (a)  $10.176   $10.558   $10.200    $9.084   $10.601    $10.332    $9.643    $9.759    $9.926   $10.000
                             (b)   $9.562   $10.001    $9.739    $8.743   $10.285    $10.106    $9.507    $9.698    $9.944   $10.009

Ending AUV                   (a)  $10.167   $10.176   $10.558   $10.200    $9.084    $10.601   $10.332    $9.643    $9.759    $9.926
                             (b)   $9.477    $9.562   $10.001    $9.739    $8.743    $10.285   $10.106    $9.507    $9.698    $9.944

Ending number of AUs (000s)            34        30        29        40        53         89        81        18        10        20

--------------------------------------------------------------------------------


                                   2012      2011      2010      2009      2008       2007      2006      2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST (continued):
Unconstrained Emerging Markets Bond Fund
-----------------------------------------
Beginning AUV                (a)  $18.334   $17.192   $16.417   $15.709   $15.376    $14.214   $13.537   $14.156   $13.153   $11.288
                             (b)  $13.469   $12.731   $12.255   $11.820   $11.663    $10.869   $10.434   $10.998   $10.301   $10.077

Ending AUV                   (a)  $19.081   $18.334   $17.192   $16.417   $15.709    $15.376   $14.214   $13.537   $14.156   $13.153
                             (b)  $13.905   $13.469   $12.731   $12.255   $11.820    $11.663   $10.869   $10.434   $10.998   $10.301

Ending number of AUs (000s)            50        67        74        88       152        272       180       240       252       295

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                (a)  $15.557   $15.710   $11.754    $8.495   $15.484    $12.838   $11.355    $9.904   N/A       N/A
                             (b)  $14.741   $15.005   $11.316    $8.245   $15.149    $12.661   $11.289    $9.903   N/A       N/A

Ending AUV                   (a)  $18.061   $15.557   $15.710   $11.754    $8.495    $15.484   $12.838   $11.355   N/A       N/A
                             (b)  $16.976   $14.741   $15.005   $11.316    $8.245    $15.149   $12.661   $11.289   N/A       N/A

Ending number of AUs (000s)           233       260       354       319       378        499       600       720   N/A       N/A

Opportunity Fund
----------------
Beginning AUV                (a)  $19.896   $21.355   $17.499   $12.012   $20.336    $19.341   $17.478   $16.428   $14.093   $10.431
                             (b)  $13.610   $14.725   $12.163    $8.416   $14.363    $13.771   $12.544   $11.885   $10.277    $9.935

Ending AUV                   (a)  $22.663   $19.896   $21.355   $17.499   $12.012    $20.336   $19.341   $17.478   $16.428   $14.093
                             (b)  $15.379   $13.610   $14.725   $12.163    $8.416    $14.363   $13.771   $12.544   $11.885   $10.277

Ending number of AUs (000s)           131       149       193       200       243        316       461       579       727       801
------------------------------------------------------------------------------------------------------------------------------------

NOTES:

* - Riders began December 5, 2003.

NOTES:

(a) Standard contract with lowest annual mortality and expense fee of 1.40%.

(b) Standard contract plus guaranteed withdrawal benefit (2 yr) and guaranteed minimum income benefit with highest annual mortality and expense fee of 2.20%.

--------------------------------------------------------------------------------


                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                             Upon             Upon
State                   Premium Payment   Annuitization  Nonqualified  Qualified
-----                   ---------------   -------------  ------------  ---------
California ...........                         X             2.35%       0.50%

Maine.................        X                              2.00%(1)

Nevada................                         X             3.50%

South Dakota..........        X                              1.25%(2)

Texas ................                         X             0.04%(3)    0.04%

West Virginia.........                         X             1.00%       1.00%

Wyoming...............        X                              1.00%

NOTE: The above tax deduction rates are as of January 1, 2013. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".

--------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

--------------------------------------------------------------------------------


     APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES (no longer available as of May 1, 2012)


Example 1--Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2--If you make an additional Purchase Payment of $50,000, then

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example 3--Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract year that follows the Waiting Period, then

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount $100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4--Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We ecalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus 50,000/$150,000)]

Example 5--If you elect to "step-up" the benefit amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

o We recalculate your Benefit Amount to equal your Contract Value, which is 200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or 14,000.

--------------------------------------------------------------------------------

APPENDIX E --EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

      The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

      The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:


Base Death Benefit
Contract Value =                                                                                                      $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                     $125,000
Contract Gain =                                                                                                       $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied                                        $125,000
within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $25,000 or $125,000 =                                                                       $25,000

Base Death Benefit = 50% x Eligible Gain =                                                                            $12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =                      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                               $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when
the sum of all Purchase Payments reduced by Withdrawals is greater than Contract Value =                                N/A

Optional Gain = (40% x $100,000) =                                                                                    $40,000

Optional Death Benefit = 50% x Optional Gain =                                                                        $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                                       $32,500

Market Decrease Example

      The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                                                                      $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                     $125,000
Contract Gain =                                                                                                          $0
All Purchase Payments applied to the Contract except Purchase Payments applied                                        $125,000
within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $0 or $125,000 =                                                                               $0

Base Death Benefit = 50% x Eligible Gain =                                                                               $0

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =                      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                               $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments       $21,000
reduced by Withdrawals is greater than Contract Value = $125,000 w $104,000 =

Optional Gain = 40% x $100,000 - $21,000 =                                                                            $19,000

Optional Death Benefit = 50% - Optional Gain =                                                                         $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                                              $9,500

--------------------------------------------------------------------------------

                               PRIVACY NOTICE of
                   Jefferson National Life Insurance Company


REVISED Notice of Privacy Policy    01/2013


We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their job and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                    9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

Jefferson National [LOGO]

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account F
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------

                            (cut along dotted line)



If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0512) dated May 1, 2013 for this Prospectus, please complete this form, detach, and mail to:



                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account F fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                  (Signature)

--------------------------------------------------------------------------------

                   Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233


(c) 2013, Jefferson National Life Insurance Company        JNL-ADVTG-PROS-F-0512

                  STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                               ISSUED BY

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                  AND

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

   ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                   PHONE: (866) 667-0561 (TOLL FREE)

                              MAY 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson
National Life Annuity Account F (the "Separate Account"), dated May 1, 2013. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                           TABLE OF CONTENTS

                                                                    PAGE
GENERAL INFORMATION                                                 B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                             B-3

PUBLISHED RATINGS                                                   B-7

ADMINISTRATION                                                      B-7

ANNUITY PROVISIONS                                                  B-7

DISTRIBUTION                                                        B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS           B-8

FINANCIAL STATEMENTS                                                B-8

                          GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Plac, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the "Separate Account", was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the Code",), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple
IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $127,000 for single filers, $188,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2013($6,500 if age 50 or older by the end of 2013). However, for single filers with modified adjusted gross income in excess of $112,000, but less than $127,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $178,000, but less than $188,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                           PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                             ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.



                           ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.



VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).



ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


       ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2013.



                          FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT ......................................        3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and
    Surplus as of December 31, 2012 and 2011 ......................          5

  Statements of Operations for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          6

  Statements of Changes in Capital and Surplus for the Years
    Ended December 31, 2012, 2011 and 2010 ........................          7

  Statements of Cash Flows for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          8

  Notes to Statutory Basis Financial Statements ...................       9-38

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTAL MATERIAL .............         39

SUPPLEMENTAL MATERIAL:

  Selected Financial Data .........................................      40-41

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]                Tel: +212 885-8000          100 Park Avenue
                          Fax: +212 697-1299          New York, NY 10017
                          www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2012, 2011 and 2010, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/BDO USA,LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                         2012        2011
-------------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost ...................................  $  446,337  $  420,781
  Preferred stock ...........................................       6,899       8,432
  Common stock ..............................................       9,533      10,446
  Mortgage loan trusts ......................................      13,219      13,584
  Mortgage loans on real estate .............................       1,991       2,212
  Investment in real estate .................................       1,060       1,314
  Policyholder loans ........................................       6,756       7,226
  Cash and short-term investments ...........................      13,508      47,438
  Intercompany note .........................................          --         952
  Other invested assets .....................................       1,961       2,455
  Derivatives ...............................................          14         348
-------------------------------------------------------------------------------------
    TOTAL INVESTMENTS AND CASH ..............................     501,278     515,188
ACCRUED INVESTMENT INCOME ...................................       4,409       3,687
AMOUNTS RECOVERABLE ON REINSURANCE CEDED ....................       2,723       2,849
OTHER ADMITTED ASSETS .......................................       2,680       1,409
SEPARATE ACCOUNT ASSETS .....................................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves ..............................  $  215,982  $  214,123
  Claim reserves ............................................        (109)        (89)
  Accounts payable and accrued expenses .....................         163         761
  Payable on reinsurance ....................................     191,581     198,155
  Due to parent and affiliates ..............................       1,846         361
  Asset valuation reserve ...................................       2,711       1,099
  Interest maintenance reserve ..............................       5,530       3,895
  Transfers from separate accounts ..........................      (1,962)     (2,856)
  Borrowed money ............................................      44,700      52,769
  Other liabilities .........................................       9,172       7,741
  Separate account liabilities ..............................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
    TOTAL LIABILITIES .......................................   2,217,509   1,814,822
-------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common  stock,  $4.80  par value, 1,065,000
    shares authorized, 1,043,565 shares issued and
    outstanding .............................................       5,009       5,009
  Paid-in surplus ...........................................      42,165      42,165
  Unassigned deficit ........................................     (10,725)     (6,505)
  Special surplus funds .....................................       5,027       6,505
-------------------------------------------------------------------------------------
    TOTAL CAPITAL AND SURPLUS ...............................      41,476      47,174
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011      2010
-------------------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations ................   $420,804  $275,695  $ (5,373)
  Net investment income ....................................     23,054    26,473    23,250
  Reserve adjustment on reinsurance ceded ..................     (6,345)   (6,538)   (6,556)
  Commission and expense allowances on reinsurance ceded ...      1,873     3,083     6,017
  Amortization of interest maintenance reserve .............        676       492     1,142
  Fee income ...............................................      5,921     6,511     6,799
  Other revenues ...........................................      7,037     6,060     4,329
-------------------------------------------------------------------------------------------
    TOTAL REVENUES .........................................    453,020   311,776    29,608
-------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits ...........................    157,487   141,910   145,870
  Increase (decrease) in policy and contract reserves ......        458     1,334  (208,443)
  Other benefits ...........................................      3,768     3,606     4,056
  Commissions ..............................................      1,667     1,751     2,028
  General and administrative expenses ......................     15,280    17,622    15,929
  Taxes, licenses and fees .................................        437       135       341
  Net transfers to (from) separate accounts ................    262,923   133,990    64,505
  Decrease in funds withheld ...............................     10,605    10,608        --
  Other expenses ...........................................         80        80        78
-------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES ............................    452,705   311,036    24,364
-------------------------------------------------------------------------------------------
    INCOME FROM OPERATIONS BEFORE FEDERAL INCOME TAX
      PROVISION AND NET REALIZED CAPITAL LOSSES ............        315       740     5,244
FEDERAL INCOME TAX PROVISION ...............................         --        --        --
-------------------------------------------------------------------------------------------
   INCOME FROM OPERATIONS
      BEFORE NET REALIZED CAPITAL LOSSES ...................        315       740     5,244
NET REALIZED CAPITAL LOSSES, NET OF TRANSFERS TO IMR .......     (3,242)   (5,532)   (7,156)
-------------------------------------------------------------------------------------------
NET LOSS ...................................................   $ (2,927) $ (4,792) $ (1,912)
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011       2010
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR ......................  $ 47,174  $ 31,314  $  25,905
--------------------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss ..................................................    (2,927)   (4,792)    (1,912)
  Change in net unrealized capital gains (losses) ...........       211      (591)       610
  Change in deferred income tax .............................   (19,478)    3,520      2,863
  Change in nonadmitted assets ..............................    19,586    (3,524)    (2,581)
  Change in asset valuation reserve .........................    (1,612)      (83)      (842)
  Paid-in surplus ...........................................        --    15,175        --
  Change in surplus as a result of reinsurance, net of tax ..    (1,478)   (2,330)     7,271
  Increase in surplus due to quasi reorganization ...........        --     8,485        --
--------------------------------------------------------------------------------------------
    NET ADJUSTMENTS TO SURPLUS ..............................    (5,698)   15,860      5,409
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR ............................  $ 41,476  $ 47,174  $  31,314
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                   2012        2011       2010
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance .........................    $ 420,804   $ 275,695  $  (5,373)
  Net investment income .........................................       18,533      22,240     23,967
  Miscellaneous income ..........................................       14,831      15,654     17,144
-----------------------------------------------------------------------------------------------------
       TOTAL INCOME RECEIVED ....................................      454,168     313,589     35,738
-----------------------------------------------------------------------------------------------------
  Benefit and loss related payments .............................      167,396     152,875    157,358
  Net transfers to separate accounts ............................      262,030     132,775     63,294
  Commissions, expenses paid and aggregate write-ins for
     deductions .................................................       28,055      30,359     18,180
-----------------------------------------------------------------------------------------------------
       TOTAL OPERATING EXPENSES PAID ............................      457,481     316,009    238,832
-----------------------------------------------------------------------------------------------------
       NET CASH USED IN OPERATING ACTIVITIES ....................       (3,313)     (2,420)  (203,094)
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks ............................................      180,166     168,402    367,475
    Mortgage loans ..............................................          617       1,065      1,322
    Derivatives .................................................           --         231        189
    Other invested assets .......................................        2,236         102        584
    Miscellaneous proceeds ......................................          334          --        318
-----------------------------------------------------------------------------------------------------
       TOTAL INVESTMENT PROCEEDS ................................      183,353     169,800    369,888
-----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks ............................................     (199,376)   (337,126)  (192,411)
    Mortgage loans ..............................................           --        (875)      (550)
    Derivatives .................................................           --        (609)      (283)
    Other invested assets .......................................       (1,033)       (491)    (2,400)
    Miscellaneous investments ...................................           (5)        (25)      (106)
-----------------------------------------------------------------------------------------------------
       TOTAL COST OF INVESTMENTS ACQUIRED .......................     (200,414)   (339,126)  (195,750)
-----------------------------------------------------------------------------------------------------
  Net decrease in policy loans ..................................          444         705      5,925
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES ......      (16,617)   (168,621)   180,063
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS SOURCES:
    Borrowed money ..............................................       (8,069)    (13,828)     2,752
    Net deposit-type contract fund and other liabilities ........        1,402      (1,408)        23
    Other cash applied ..........................................       (7,333)        861    202,196
    Paid-in surplus .............................................           --      15,175         --
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES .................................      (14,000)        800    204,971
-----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS ...................      (33,930)   (170,241)   181,940
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year .............................................       47,438     217,679     35,739
-----------------------------------------------------------------------------------------------------
  End of year ...................................................    $  13,508   $  47,438  $ 217,679
=====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2012, 2011 and 2010:

                                       2012        2011      2010
-----------------------------------------------------------------
California ........................     11%          10%       12%
Texas .............................     10%          11%       14%
Florida ...........................      8%           6%        6%
Massachusetts .....................      8%           9%      N/A
Pennsylvania ......................    N/A          N/A         6%
Colorado ..........................    N/A          N/A         5%
=================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $1,072 and $-0- at December 31, 2012 and 2011, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2012, 2011 and 2010 is as follows:

                                              Net Income (Loss)            Capital and Surplus
                                         ---------------------------   ---------------------------
                                           Year Ended December 31,            December 31,
                                         ---------------------------   ---------------------------
                                            2012      2011      2010      2012      2011      2010
--------------------------------------------------------------------------------------------------
Statutory amounts ....................   $(2,927)  $(4,792)  $(1,912)  $41,476   $47,174   $31,314
Add (deduct) adjustments:
  Investments ........................      (284)    1,875    15,817    26,220    15,010    12,834
  Deferred acquisition costs and
     valuation of business acquired ..      (141)   (2,365)   (7,850)   14,607    16,445    28,297
  Goodwill and other intangibles .....        --    (2,400)       --     5,218     4,146     5,462
  Nonadmitted assets .................        --        --        --        --       136       234
  Policy reserves ....................     2,435     3,365     2,440    (1,938)   (4,399)   (4,908)
  Ceding commissions .................    (1,478)   (2,329)   (5,138)       --        --        --
  Other ..............................         4        (3)       91        10         4         3
--------------------------------------------------------------------------------------------------
GAAP-basis amounts ...................   $(2,391)  $(6,649)  $ 3,448   $85,593   $78,516   $73,236
==================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES - The Company holds S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY NOTE - Intercompany note is a note between the Company and Jefferson National Asset Management, LLC ("JNAM"), an affiliate. The note is reported at the unpaid principal balance. The note was fully repaid in January 2012.

OTHER INVESTED ASSETS - Other invested assets represents an investment in a limited partnership interest. The partnership wholly owns an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The cost basis of other invested assets was $2,227 and $2,269 at December 31, 2012 and 2011, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.25% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2012, the Company owned $2,698 of FHLB common stock and had pledged RMBS and certificates of deposit with a fair value of $46,928 as collateral. At December 31, 2011, the Company owned $3,158 of FHLB capital stock and has pledged collateral of $55,176 in carrying value of RMBS securities. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. As of December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2012, the years still subject to examination by a taxing authority are 2009 through 2011.

DEFERRED INCOME TAXES

In 2012, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus 2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes to not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

ESTIMATES

The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

NEW ACCOUNTING PRONOUNCEMENTS

STATEMENT OF STATUTORY ACCOUNTING PRINCIPLES ("SSAP") NO. 101 - "INCOME TAXES - A REPLACEMENT OF SSAP NO. 10 AND SSAP NO. 10R"

In November 2011, the NAIC issued Statement of Statutory Accounting Principle ("SSAP") No. 101, "Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10". This statement established statutory accounting principles for current and deferred Federal and foreign income taxes and current state income taxes. This statement changed the statutory accounting for income taxes in two key areas related to tax loss contingencies and the admissibility of deferred tax assets. The adoption of this guidance on January 1, 2012 did not have a material impact on the statutory basis financial statements.

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The adoption of this guidance is not expected to have any impact on the Company's results of operations, financial position or liquidity.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                         Gross Unrealized       NAIC
                                             Amortized   ----------------     Market
                                                  Cost     Gains   Losses      Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury .......................     $   7,659   $   351   $   --   $  8,010
   States and political subdivisions ...         5,620       407       (8)     6,019
   Corporate bonds .....................       186,239    14,858     (134)   200,963
   Mortgage-backed securities:
      U.S. government agencies .........        23,464     1,633       --     25,097
      Corporate ........................       223,355    15,892     (303)   238,944
------------------------------------------------------------------------------------

                                               446,337    33,141     (445)   479,033
Preferred stock ........................         6,899        68     (302)     6,665
Common stock ...........................         9,534        --       (1)     9,533
------------------------------------------------------------------------------------

Total ..................................     $ 462,770   $33,209   $ (748)  $495,231
====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2011 are as follows:

                                                       Gross Unrealized         NAIC
                                           Amortized  --------------------    Market
                                                Cost     Gains   Losses        Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury ......................    $   6,640   $   418   $     --   $  7,058
   States and political subdivisions ..       18,438       808       (230)    19,016
   Corporate bonds ....................      121,721    10,062       (675)   131,108
   Mortgage-backed securities:
      U.S. government agencies ........       27,367     1,494     (2,146)    26,715
      Corporate .......................      246,615     2,402    (15,139)   233,878
------------------------------------------------------------------------------------

                                             420,781    15,184    (18,190)   417,775
Preferred stock .......................        8,432        11       (139)     8,304
Common stock ..........................       11,080        --       (634)    10,446
------------------------------------------------------------------------------------

Total .................................    $ 440,293   $15,195   $(18,963)  $436,525
====================================================================================

As of December 31, 2012 and 2011, the Company had fixed maturity securities with a statement value of $12,905 and $12,862, respectively, on deposit with various state regulatory agencies.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2012 are as follows:

                                                                            NAIC
                                                            Amortized     Market
                                                                 Cost      Value
--------------------------------------------------------------------------------
Due in one year or less .................................   $   1,414   $  1,423
Due after one year through five years ...................      45,932     49,051
Due after five years through ten years ..................     109,785    118,334
Due after ten years .....................................      42,387     46,185
Mortgage-backed securities ..............................     246,819    264,040
--------------------------------------------------------------------------------

Total ...................................................   $ 446,337   $479,033
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2012, 2011 and 2010, proceeds from the sales and maturities of fixed maturity securities were $180,166, $168,402 and $367,475, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Net realized capital gains (losses) for 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  8,906   $(6,402)    $     (719)   $ 1,785
Preferred stock ................................         35        --           (406)      (371)
Common stock ...................................         --        --         (1,977)    (1,977)
Mortgage loans .................................         11        --             --         11
Derivatives ....................................         --      (335)            --       (335)
Real estate ....................................         --       (24)           (72)       (96)
Other invested assets ..........................         52        --             --         52
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      9,004    (6,761)        (3,174)      (931)
Transfer to IMR ................................     (2,311)       --             --     (2,311)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  6,693   $(6,761)    $   (3,174)   $(3,242)
===============================================================================================

YEAR ENDED DECEMBER 31, 2011
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  2,943   $   (491)   $   (5,006)   $(2,554)
Preferred stock ................................         40        (39)       (1,571)    (1,570)
Mortgage loans .................................         --         --           (11)       (11)
Derivatives ....................................         --       (163)           --       (163)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      2,983       (693)       (6,588)    (4,298)
Transfer to IMR ................................     (2,548)        --         1,314     (1,234)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $    435   $   (693)   $   (5,274)   $(5,532)
===============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross   Other Than
                                                    Capital   Realized    Temporary
                                                      Gains     Losses   Impairment       Total
-----------------------------------------------------------------------------------------------


Bonds ..........................................   $ 16,100   $ (1,116)  $   (1,186)   $ 13,798
Preferred stock ................................         --        (49)      (5,000)     (5,049)
Common stock ...................................         --        (10)          --         (10)
Mortgage loans .................................         --         --         (349)       (349)
Derivatives ....................................         --       (914)          --        (914)
Real estate ....................................         --        (21)          --         (21)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......     16,100     (2,110)      (6,535)      7,455
Transfer to IMR ................................    (14,773)        --          162     (14,611)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  1,327   $ (2,110)  $   (6,373)   $ (7,156)
===============================================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,886 and $10,680, respectively, with an aggregate fair value of $17,471 and $10,131, respectively. Those holdings amounted to 3.8% and 2.5% of the Company's investments in bonds at December 31, 2012 and 2011, respectively, and 3.3% and 2.0% of the Company's total admitted assets at December 31, 2012 and 2011, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14. At December 31, 2011, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $348. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2012, the Company reported a realized loss of $335. The total realized loss due to market value changes, sales and expirations in 2011 was $163.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2012, 2011 and 2010, including accrual of discount and amortization of premiums, arose from the following sources:

                                                       2012       2011      2010
--------------------------------------------------------------------------------
Bonds ..........................................    $21,966   $ 25,505   $22,669
Preferred stock ................................        511        730       540
Common stock ...................................        455        339       201
Mortgage loans on real estate ..................        986      1,126     1,047
Policy loans ...................................        422        461       791
Cash and short-term investments ................          4          4         3
Other invested assets ..........................        608        779       428
Miscellaneous investment income ................          2          5        98
--------------------------------------------------------------------------------

     Total gross investment income .............     24,954     28,949    25,777
Investment expense .............................       (772)    (1,074)     (913)
Interest expense ...............................     (1,128)    (1,402)   (1,614)
--------------------------------------------------------------------------------

Net investment income ..........................    $23,054   $ 26,473   $23,250
================================================================================

There was no accrued investment income excluded from surplus during 2012, 2011 and 2010.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2012 and 2011 follow:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 Months or More
                                         in Unrealized Loss      in Unrealized Loss            Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
     subdivisions ..................   $   1,492   $       (8)  $     --   $       --   $  1,492   $       (8)
Corporate bonds ....................      18,024         (134)        --           --     18,024         (134)
Mortgage-backed securities:
      U.S. government agencies .....          --           --         --           --         --           --
      Corporate ....................          --           --      9,763         (303)     9,763         (303)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............      19,516         (142)     9,763         (303)    29,279         (445)
Preferred stock ....................          --           --      3,103         (302)     3,103         (302)
Common stock .......................          --           --      5,000           (1)     5,000           (1)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $  19,516   $     (142)  $ 17,866   $     (606)  $ 37,382   $     (748)
=============================================================================================================

Number of positions held ...........          19                       5                      24
=============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 months or More
                                         in Unrealized Loss      in Unrealized Loss             Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
      subdivisions .................   $   3,348   $     (168)  $  2,072   $      (62)  $  5,420   $     (230)
Corporate bonds ....................      13,743         (498)       621         (177)    14,364         (675)
Mortgage-backed securities:
      U.S. government agencies .....       5,115       (2,146)        --           --      5,115       (2,146)
      Corporate ....................     159,759      (13,730)    12,414       (1,409)   172,173      (15,139)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............     181,965      (16,542)    15,107       (1,648)   197,072      (18,190)
Preferred stock ....................       6,384         (139)        --           --      6,384         (139)
Common stock .......................          --           --      4,366         (634)     4,366         (634)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $ 188,349   $  (16,681)  $ 19,473   $   (2,282)  $207,822   $  (18,963)
=============================================================================================================

Number of positions held ...........          74                       8                      82
=============================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2012 and 2011, the Company had $2,078,647 and $2,233,631,
respectively, of individual and group life insurance in force. On $215,782 and $245,823 of insurance in force as of December 31, 2012 and 2011, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,613 and $2,099 at December 31, 2012 and 2011, respectively. The Company has ceded 100% of its life reserves at December 31, 2012 and 2011.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2012, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     397,209   $      24,690  $       19,780
GMIB ...............................          15,167             695               4
GMWB ...............................           2,759               4              --
====================================================================================

At December 31, 2011, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     410,506   $      26,144  $       21,010
GMIB ...............................          16,924             877               3
GMWB ...............................           2,806               5              --
====================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2012 and 2011. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2012 and 2011 is as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
                                                              (in the event of death)
Return of net deposit:
   Account value ..........................................   $ 222,484    $  233,877
   Net amount at risk .....................................   $  22,649    $   30,764
   Average attained age of contract holders ...............          54            54
Return of net deposits plus a minimum return ..............   $ 169,968    $  171,268
Net amount at risk ........................................   $ 139,697    $  154,373
Average attained age of contract holders ..................          63            63
Guaranteed minimum return .................................           5%            5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
      Account value .......................................   $   4,756    $    5,361
      Net amount at risk ..................................   $     845    $    1,206
      Average attained age of contract holders ............          65            63
=====================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,555 and $16,295 at December 31, 2012 and 2011, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2012 and 2011 are as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
Asset type:
   Domestic equity ..........................................    $194,502    $199,151
   International equity .....................................      30,441      29,765
   Bonds ....................................................      46,246      48,450
   Balanced bond/equity .....................................      19,875      19,620
-------------------------------------------------------------------------------------

      Total .................................................     291,064     296,986
Money market ................................................      28,307      31,336
-------------------------------------------------------------------------------------

      Total .................................................    $319,371    $328,322
=====================================================================================

Percent of total variable annuity separate account values ...        18.3%       24.5%
=====================================================================================

At December 31, 2012, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       2012
                                                              -----------------------
                                                                  Amount   % of Total
-------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
     1. With market value adjustment ......................   $      530            0%
     2. At book value less current surrender charge
        of 5% or more .....................................        8,071           .4%
     3. At fair value .....................................    1,745,375         78.9%
-------------------------------------------------------------------------------------

     4. Total with adjustment or at fair value ............    1,753,976         79.3%
     5. At book value without adjustment (minimal or no
        charge or adjustment) .............................      435,978         19.7%
B. Not subject to discretionary withdrawal ................       23,191          1.0%
-------------------------------------------------------------------------------------

C. Total (gross: direct + assumed) ........................    2,213,145        100.0%
D. Reinsurance ceded ......................................     (256,863)
-------------------------------------------------------------------------------------

E. Total (net) (C) + (D) ..................................   $1,956,282
=====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

      o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

      o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

      o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                   NAIC
                                                                                               Carrying
Description                               Level 1       Level 2     Level 3         Total         Value
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --    $  381,326    $ 97,707    $  479,033    $  446,337
   Preferred stock ....................     6,405            51         209         6,665         6,899
   Common stock .......................     2,698            --       6,835         9,533         9,533
   Other invested assets ..............        --            --       1,961         1,961         1,961
   Derivatives ........................        --            14          --            14            14
   Separate account assets ............        --     1,747,895          --     1,747,895     1,747,895
   Cash and short-term investments ....        --        13,508          --        13,508        13,508
-------------------------------------------------------------------------------------------------------

                                          $ 9,103    $2,142,794    $106,712    $2,258,609    $2,226,147
=======================================================================================================

LIABILITIES
Separate account liabilities ..........   $    --    $1,747,895    $     --    $1,747,895    $1,747,895
=======================================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2012:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                           Balance at
                            January 1,        into      Out of   Included in   Included in                             December
                                  2012     Level 3     Level 3        Income       Surplus   Purchases,      Sales     31, 2012
-------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   87,245   $      --   $      --   $      (443)  $     9,484   $   28,283   $(26,862)  $   97,707
Preferred stock ..........       1,505          --          --          (406)           --           --       (890)         209
Common stock .............       7,288          --          --        (1,977)          634          890         --        6,835
Other invested assets ....       2,455          --          --            --          (452)          --        (42)       1,961
===============================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows:

                                                                                          NAIC
                                                                                      Carrying
Description                               Level 1     Level 2  Level 3       Total       Value
----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --  $  330,530  $87,245  $  417,775  $  420,781
   Preferred stock ....................     6,749          50    1,505       8,304       8,432
   Common stock .......................     3,158          --    7,288      10,446      10,446
   Other invested assets ..............        --          --    2,455       2,455       2,455
   Derivatives ........................        --         348       --         348         348
   Separate account assets ............        --   1,338,863       --   1,338,863   1,338,863
   Cash and short-term investments ....        --      47,438       --      47,438      47,438
----------------------------------------------------------------------------------------------

                                          $ 9,907  $1,717,229  $98,493  $1,825,629  $1,828,763
==============================================================================================

LIABILITIES
Separate account liabilities ..........   $    --  $1,338,863  $    --  $1,338,863  $1,338,863
==============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------
The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2011 are as follows:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                          Balance at
                            January 1,        into      Out of   Included in   Included in                            December
                                  2011     Level 3     Level 3        Income       Surplus   Purchases      Sales     31, 2011
------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   24,472   $      --   $      --   $    (5,358)  $       450   $  83,728   $(16,047)  $   87,245
Preferred stock ..........          --          --          --            --            --       1,505         --        1,505
Common stock .............       4,928          --          --            --          (562)      2,922         --        7,288
Other invested assets ....       2,371          --          --           186            --          --       (102)       2,455
==============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,219   $   13,219
Mortgage loans on real estate .........................            1,991        1,991
Real estate ...........................................            1,060        1,060
Policy loans ..........................................            6,756        6,756
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      215,982   $  216,888
Borrowed money ........................................           44,700       44,700
=====================================================================================

DECEMBER 31, 2011
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,584   $   13,584
Mortgage loans on real estate .........................            2,212        2,212
Real estate ...........................................            1,314        1,314
Policy loans ..........................................            7,226        7,226
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      214,123   $  214,832
Borrowed money ........................................           52,769       52,769
=====================================================================================

7. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas ("Conseco"). The total reserves transferred under these agreements were $313,962 and $326,817 for the years ended December 31, 2012 and 2011, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $19,538 and $20,689 of its $19,538 and $20,689, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2012 and 2011, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $183,906 and $189,648 as of December 31, 2012 and 2011, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2012 and 2011 were $5,027 and $6,505, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2012 and 2011, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                   2012          2011         2010
--------------------------------------------------------------------------------------------------
Premiums, annuity and fund deposits ........................   $ 31,440      $ 32,623     $231,115
Policyholder benefits ......................................     42,386        44,584       47,505
Change in insurance and annuity reserves ...................    (16,472)      (19,592)     178,224
Policy and contract reserves ...............................    571,025       588,353      608,570
==================================================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2012, the balance of annuity business ceded to SRUS was approximately $56,000 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2012 and 2011. During 2012, 2011 and 2010, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2012, 2011 and 2010 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $483, $54 and $154 as of December 31, 2012, 2011 and 2010, respectively):

YEAR ENDED DECEMBER 31,                                   2012         2011          2010
-----------------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums ...............................     $  3,998     $  4,652     $   5,207
  Reinsurance ceded .............................       (3,998)      (4,652)       (5,207)
-----------------------------------------------------------------------------------------

    Total premiums ..............................     $     --     $     --     $      --
=========================================================================================

Long duration contracts:
  Direct premiums ...............................     $447,706     $303,523     $ 217,331
  Reinsurance assumed ...........................           57           89         3,050
  Reinsurance ceded .............................      (27,442)     (27,971)     (225,908)
-----------------------------------------------------------------------------------------
    Total premiums ..............................     $420,321     $275,641     $  (5,527)
=========================================================================================

8. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2012 and 2011, the Company has estimated probable recoveries through premium tax credits to be $495 and $510, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2012, 2011 and 2010 consist of the following major components:

YEAR ENDED DECEMBER 31,                             2012        2011        2010
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income .............................   $  --       $  --       $  --
Prior year overaccrual of tax ..................      --          --          --
--------------------------------------------------------------------------------

Current income taxes incurred ..................   $  --       $  --       $  --
================================================================================

As of December 31, 2012, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2012 and 2011 are as follows:

                                                           2012                               2011
                                             --------------------------------    ------------------------------
                                             Ordinary    Capital       Total     Ordinary    Capital      Total
---------------------------------------------------------------------------------------------------------------
Gross deferred tax assets ................   $ 26,656    $   426    $ 27,082      $46,466    $    --    $46,466
Gross deferred tax liabilities ...........      1,217         --       1,217        1,123         --      1,123
---------------------------------------------------------------------------------------------------------------

                                               25,439        426      25,865       45,343         --     45,343
Less: Nonadmitted deferred tax assets ....     25,439        426      25,865       45,343         --     45,343
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets
      before statutory valuation
      allowance ..........................         --         --          --           --         --         --
Statutory valuation allowance ............         --         --          --           --         --         --
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .........   $     --    $    --    $     --      $    --    $    --    $    --
===============================================================================================================

Increase (decrease) in nonadmitted gross
  deferred tax assets ....................   $(19,904)   $   426    $(19,478)     $ 7,268    $(3,748)   $ 3,520
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2012 and 2011 are as follows:

                                                               2012                           2011
                                                    ----------------------------   ----------------------------
DECEMBER 31,                                        Ordinary   Capital     Total   Ordinary   Capital     Total
---------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax differences in:
  Net operating loss carryforward ................  $ 11,864   $    --   $11,864   $ 31,173   $    --   $31,173
  Capital loss carryforward ......................        --       426       426         --        --        --
  Insurance reserves .............................     1,949        --     1,949      2,143        --     2,143
  Section 807(f) reserve basis change ............     1,639        --     1,639      3,275        --     3,275
  Proxy DAC ......................................     6,371        --     6,371      4,163        --     4,163
  Ceding commissions .............................     1,760        --     1,760      2,277        --     2,277
  Investments ....................................     3,073        --     3,073      3,435        --     3,435
---------------------------------------------------------------------------------------------------------------

Gross DTAs .......................................    26,656       426    27,082     46,466        --    46,466
---------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs .................................    25,439       426    25,865     45,343        --    45,343
---------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax differences in:
  Other ..........................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

Gross DTLs .......................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets before
      statutory valuation allowance ..............        --        --        --         --        --        --
Statutory valuation allowance
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .................  $     --   $    --   $    --   $     --   $    --   $    --
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The significant book to tax differences in 2012, 2011 and 2010 are as follows:

                                                               2012       2011       2010
-----------------------------------------------------------------------------------------
Statutory income (loss) before taxes ...................   $    315    $   740    $ 5,244
Net realized capital losses ............................     (3,242)    (5,532)    (7,156)
-----------------------------------------------------------------------------------------

  Total pre-tax statutory income (loss) ................   $ (2,927)   $(4,792)   $(1,912)
=========================================================================================

Benefit/provision at Federal statutory rate (35%) ......   $ (1,024)   $(1,677)   $  (669)
-----------------------------------------------------------------------------------------
Amounts related to prior years .........................     19,683     (4,546)       (19)
IMR/AVR ................................................       (237)      (172)      (400)
Fines and penalties ....................................          2          9          4
True up DTA/other ......................................    (18,424)     6,386      1,084
-----------------------------------------------------------------------------------------

  Total adjustments ....................................      1,024      1,677        669
-----------------------------------------------------------------------------------------

  Federal income tax benefit before change in
    statutory valuation allowance ......................         --         --         --
Change in statutory valuation allowance
-----------------------------------------------------------------------------------------

Net Federal tax benefit ................................   $     --    $    --    $    --
=========================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

At December 31, 2012 and 2011, the Company did not record a valuation allowance as admitted deferred tax assets were $-0- for both years.

As of December 31, 2012 and 2011, the Company had operating loss carryforwards of approximately $33,898 and $89,067, respectively, which begin to expire in 2018. As of December 31, 2012 and 2011, the Company had capital loss carryforwards of approximately $1,218 and $-0-, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2012, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $19,633 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2012.

The Company files a separate life insurance company Federal income tax return.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                                                 2012       2011
------------------------------------------------------------------------------------------------------------
Total capital and surplus .............................................................   $41,476    $47,174
Adjustments:
  AVR .................................................................................     2,711      1,099
  Furniture and equipment .............................................................    (1,072)        --
Dividend liability ....................................................................        --         --
Sub AVR ...............................................................................        --         --
Sub dividend liability ................................................................        --         --
P&C non-tabular discounts and/or alien insurance
   subsidiary - other .................................................................        --         --
Hedging fair value adjustment .........................................................        --         --
Credit for capital notes ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ............................................................    43,115     48,273
Less: Deferred tax asset ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ExDTA ......................................................   $43,115    $48,273
============================================================================================================

Authorized control level risk-based capital ...........................................   $ 4,400    $ 4,195
============================================================================================================

Total adjusted capital ExDTA/Authorized control level risk-based capital ..............       980%     1,517%
============================================================================================================

10. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2012, 2011 and 2010, operating expenses of $14,577, $17,053 and $14,968, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,846 and $339 at December 31, 2012 and 2011, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2012, 2011 and 2010 under these agreements was $1,718, $1,024 and $1,258, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2012 and 2011, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                                                                         2012                         2011
                                                              --------------------------   ---------------------------
                                                                   Separate         Non-        Separate          Non-
                                                              Accounts With   Guaranteed   Accounts With    Guaranteed
                                                                 Guarantees     Separate      Guarantees      Separate
                                                                 Nonindexed     Accounts      Nonindexed      Accounts
----------------------------------------------------------------------------------------------------------------------
Premiums, deposits and other considerations ...............   $          --   $  416,490   $          --    $  274,690
======================================================================================================================

For accounts with assets at market value ..................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

Reserves for separate accounts by withdrawal
  characteristics:
  Subject to discretionary withdrawal:
    With market value adjustment ..........................   $         495   $       --   $         504    $       --
    At market value .......................................              --    1,743,940              --     1,333,566
  Not subject to discretionary withdrawal .................              --        1,498              --         1,937
----------------------------------------------------------------------------------------------------------------------

  Total separate account liabilities ......................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                            2012             2011          2010
--------------------------------------------------------------------------------------
Transfers to separate accounts .............  $ 416,499         $274,742      $186,604
Transfers from separate accounts ...........    155,570          142,228       123,517
--------------------------------------------------------------------------------------

Net transfers to separate accounts .........  $ 260,929         $132,514      $ 63,087
======================================================================================

12. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $319 and $317 at December 31, 2012 and 2011, respectively, and was included in other liabilities. The expenses for these plans were $11 and $21 at December 31, 2012 and 2011, respectively. The discount rate used in determining the benefit obligation was 5.25%.

13. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before realized capital gains or losses for 2012 was $315. Statutory surplus with regards to policyholders as of December 31, 2012 was $41,476. The Company had no earned surplus as of December 31, 2012. The maximum dividend payout which may be made without prior approval in 2012 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011. $3,000 was received in March related to an investment in JN Financial by a previous owner, and $20,660 was received related to the management buyout in December.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, 2011 and 2010, the Company meets its RBC requirements.

14. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 30, 2013, which is the date the financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
----------------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds ..........................................................   $    264
  Other bonds (unaffiliated) ................................................     21,702
  Preferred stock (unaffiliated) ............................................        511
  Common stock ..............................................................        455
  Mortgage loans on real estate .............................................        986
  Policy loans ..............................................................        422
  Cash and short-term investments ...........................................          4
  Other invested assets .....................................................        608
  Miscellaneous investment income ...........................................          2
----------------------------------------------------------------------------------------

    GROSS INVESTMENT INCOME .................................................   $ 24,954
========================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity -- statement value:
  Due within one year or less ...............................................   $ 22,496
  Over 1 year through 5 years ...............................................    115,301
  Over 5 years through 10 years .............................................    168,339
  Over 10 years through 20 years ............................................     77,561
  Over 20 years .............................................................     69,342
----------------------------------------------------------------------------------------

    TOTAL BY MATURITY .......................................................   $453,039
========================================================================================

BONDS BY CLASS -- STATEMENT VALUE:
  Class 1 ...................................................................   $361,107
  Class 2 ...................................................................     75,046
  Class 3 ...................................................................     16,451
  Class 4 ...................................................................         --
  Class 5 ...................................................................        435
  Class 6 ...................................................................         --
----------------------------------------------------------------------------------------

    TOTAL BY CLASS ..........................................................   $453,039
========================================================================================

Total bonds publicly traded .................................................   $322,393
Total bonds privately placed ................................................    130,646

Preferred stocks -- statement value .........................................      6,899
Short-term investments -- book value ........................................      6,703
Cash on deposit .............................................................      6,805
========================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary ..................................................................   $    243
========================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary ..................................................................    $   54,196
  Group life ................................................................         2,232

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable ....         1,647
  Ordinary - involving life contingencies - amount of income payable ........         2,134
  Group - not involving life contingencies - amount of income payable .......           132
  Group - involving life contingencies - amount of income payable ...........           419

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable ....................................           406
    Deferred - fully paid account balance ...................................        18,956
    Deferred - not fully paid -account balance ..............................     2,066,343
===========================================================================================

       ANNUAL STATEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                          Admitted Assets as Reported
                                                    Gross Investment Holdings               in the Annual Statement
                                                    -------------------------  ---------------------------------------------------
                                                          1             2           3            4            5            6
                                                                                            Securities
                                                                                              Lending
                                                                                            Reinvested       Total
                                                                                            Collateral    (Col. 3+4)
              Investment Categories                     Amount     Percentage    Amount        Amount       Amount      Percentage
----------------------------------------------------------------------------------------------------------------------------------
1.    Bonds:
      1.1   U.S. treasury securities .............     7,659,368        1.527    7,659,368            0     7,659,368        1.528
      1.2   U.S. government agency obligations
            (excluding mortgage-backed
            securities):
            1.21  Issued by U.S. government
                  agencies .......................                      0.000                                       0        0.000
            1.22  Issued by U.S. government
                  sponsored agencies .............                      0.000                                       0        0.000
      1.3   Non-U.S. government (including
            Canada, excluding
            mortgaged-backed securities) .........     1,513,464        0.302    1,513,464            0     1,513,464        0.302
      1.4   Securities  issued  by  states,
            territories, and possessions and
            political subdivisions in the U.S.:
            1.41  States, territories and
                  possessions general
                  obligations ....................                      0.000                                       0        0.000
            1.42  Political subdivisions of
                  states, territories
                  and possessions and political
                  subdivisions general
                  obligations ....................                      0.000                                       0        0.000
            1.43  Revenue and assessment
                  obligations ....................     5,619,589        1.121    5,619,589            0     5,619,589        1.121
            1.44  Industrial development and
                  similar obligations ............                      0.000                                       0        0.000
      1.5   Mortgage-backed securities
            (includes residential and
            commercial MBS):
            1.51  Pass-through securities:
                  1.511 Issued or guaranteed by
                        GNMA .....................       680,952        0.136      680,952            0       680,952        0.136
                  1.512 Issued or guaranteed by
                        FNMA and FHLMC ...........    16,638,073        3.318   16,638,073            0    16,638,073        3.319
                  1.513 All other ................                      0.000                                       0        0.000
            1.52  CMOs and REMICs:
                  1.521 Issued or guaranteed by
                        GNMA, FNMA, FHLMC
                        or VA ....................     6,144,890        1.225    6,144,890            0     6,144,890        1.226
                  1.522 Issued by non-U.S.
                        Government issuers and
                        collateralized by
                        mortgage-backed
                        securities issued or
                        guaranteed by agencies
                        shown in Line 1.521 ......                      0.000                                       0        0.000
                  1.523 All other ................   223,354,511       44.540  223,354,511            0   223,354,511       44.553
2.    Other debt and other fixed income
      securities (excluding short-term):
      2.1   Unaffiliated domestic securities
            (includes credit tenant loans and
            hybrid securities) ...................   145,871,041       29.089  145,871,041            0   145,871,041       29.097
      2.2   Unaffiliated non-U.S. securities
            (including Canada) ...................    38,854,770        7.748   38,854,770            0    38,854,770        7.750
      2.3   Affiliated securities ................                      0.000                                       0        0.000
3.    Equity interests:
      3.1   Investments in mutual funds ..........                      0.000                                       0        0.000
      3.2   Preferred stocks:
            3.21  Affiliated .....................                      0.000                                       0        0.000
            3.22  Unaffiliated ...................     6,898,680        1.376    6,898,680            0     6,898,680        1.376
      3.3   Publicly traded equity securities
            (excluding preferred stocks):
            3.31  Affiliated .....................                      0.000                                       0        0.000
            3.32  Unaffiliated ...................                      0.000                                       0        0.000
      3.4   Other equity securities:
            3.41  Affiliated .....................                      0.000                                       0        0.000
            3.42  Unaffiliated ...................     9,533,208        1.901    9,533,208            0     9,533,208        1.902
      3.5   Other equity interests including
            tangible personal properly
            under lease:
            3.51  Affiliated .....................                      0.000                                       0        0.000
            3.52  Unaffiliated ...................                      0.000                                       0        0.000
4.    Mortgage loans:
      4.1   Construction and land development ....                      0.000                                       0        0.000
      4.2   Agricultural .........................                      0.000                                       0        0.000
      4.3   Single family residential
            properties ...........................     1,990,825        0.397    1,990,825                  1,990,825        0.397
      4.4   Multifamily residential properties ...                      0.000                                       0        0.000
      4.5   Commercial loans .....................    13,219,359        2.636   13,219,359                 13,219,359        2.637
      4.6   Mezzanine real estate loans ..........                      0.000                                       0        0.000
5.    Real estate investments:
      5.1   Property occupied by company .........             0        0.000            0            0             0        0.000
      5.2   Property held for production of
            income (including $0 of property
            acquired in satisfaction of debt) ....             0        0.000            0            0             0        0.000
      5.3   Property held for sale (including
            $0 property acquired in
            satisfaction of debt) ................     1,060,039        0.211    1,060,039            0     1,060,039        0.211
6.    Contract loans .............................     6,898,956        1.376    6,756,111            0     6,756,111        1.348
7.    Derivatives ................................        13,725        0.003       13,725            0        13,725        0.003
8.    Receivables for securities .................        47,366        0.009       47,366            0        47,366        0.009
9.    Securities Lending (Line 10, Asset Page
      reinvested collateral) .....................             0        0.000            0          XXX           XXX          XXX
10.   Cash, cash equivalents and short-term
      investments ................................    13,508,460        2.694   13,508,460            0    13,508,460        2.695
11.   Other invested assets ......................     1,960,822        0.391    1,960,822            0     1,960,822        0.391
12.   Total invested assets ......................   501,468,098      100.000  501,325,253            0   501,325,253      100.000

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2012
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City State and Zip Code) Louisville , KY 40223 NAIC Group Code 3381 NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2
      of this annual statement .............................................     $ 511,089,983

2.    Ten largest exposures to a single issuer/borrower/investment.

                    1                          2                    3                  4
                                                                             Percentage of Total
                 Issuer             Description of Exposure      Amount        Admitted Assets
      ----------------------------  -----------------------   ------------   -------------------
2.01  RAW 2004-RZ2 AI6 ...........  BOND                      $ 16,023,644                   3.1%
2.02  ABSHE 2004-HE8 M1 ..........  BOND                      $ 13,987,465                   2.7%
2.03  FG Q10363 ..................  BOND                      $ 13,323,951                   2.6%
2.04  CIFC 2006-1BA A3L ..........  BOND                      $ 10,772,983                   2.1%
2.05  SUGAR 2012-1A D ............  BOND                      $  7,726,338                   1.5%
2.06  LROCK 2007-1A A3B ..........  BOND                      $  7,413,784                   1.5%
2.07  FORE 2007-1A B .............  BOND                      $  6,856,463                   1.3%
2.08  FRASR 2011-5A C ............  BOND                      $  6,657,773                   1.3%
2.09  WTFRT 2007-1A B ............  BOND                      $  6,396,638                   1.3%
2.10  OCP 2012-2A E ..............  BOND                      $  6,110,638                   1.2%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

           Bonds              1           2             Preferred Stocks          3         4
      ---------------  --------------  -------          ----------------   ------------   ------
3.01  NAIC-1 ........  $  361,107,051     70.7%  3.07   P/RP-1 .........   $                 0.0%
3.02  NAIC-2 ........  $   75,045,862     14.7%  3.08   P/RP-2 .........   $  6,689,760      1.3%
3.03  NAIC-3 ........  $   16,451,688      3.2%  3.09   P/RP-3 .........   $                 0.0%
3.04  NAIC-4 ........  $            0      0.0%  3.10   P/RP-4 .........   $                 0.0%
3.05  NAIC-5 ........  $      434,794      0.1%  3.11   P/RP-5 .........   $                 0.0%
3.06  NAIC-6 ........  $            0      0.0%  3.12   P/RP-6 .........   $    208,920      0.0%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 4.01 above is yes, responses are not required for interrogatories 5- 10.

4.02  Total admitted assets held in foreign investments ...................  $ 132,790,260     26.0%
4.03  Foreign-currency-denominated investments ............................  $                  0.0%
4.04  Insurance liabilities denominated in that same foreign currency .....  $                  0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
5.01  Countries rated NAIC-1 ................................................     $  129,866,224     25.4%
5.02  Countries rated NAIC-2 ................................................     $    2,924,036      0.6%
5.03  Countries rated NAIC-3 or below .......................................     $                   0.0%

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
      Countries rated NAIC - 1:
6.01  Country 1: CAYMAN ISLANDS ................................................  $   90,480,443     17.7%
6.02  Country 2: NETHERLANDS ...................................................  $   10,675,496      2.1%
      Countries rated NAIC - 2:
6.03  Country 1: MEXICO ........................................................  $    1,931,968      0.4%
6.04  Country 2: BRAZIL ........................................................  $      992,068      0.2%
      Countries rated NAIC - 3 or below:
6.05  Country 1: ...............................................................  $                   0.0%
6.06  Country 2: ...............................................................  $                   0.0%

                                                                                        1             2
                                                                                  --------------   ------
7.    Aggregate unhedged foreign currency exposure .............................  $                   0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
8.01  Countries rated NAIC-1 ...................................................  $                   0.0%
8.02  Countries rated NAIC-2 ...................................................  $                   0.0%
8.03  Countries rated NAIC-3 or below ..........................................  $                   0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  ---------------  ------
      Countries rated NAIC-1:
9.01  Country 1: ...............................................................  $                   0.0%
9.02  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 2:
9.03  Country 1: ...............................................................  $                   0.0%
9.04  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: ...............................................................  $                   0.0%
9.06  Country 2: ...............................................................  $                   0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                       1                                        2                        3             4
                    Issuer                                 NAIC Rating
      ---------------------------------      ------------------------------------ ---------------  -------
10.01 CIFC 2006-1BA A3L ...............      1AM                                  $    10,772,983      2.1%
10.02 SUGAR 2012-1A D .................      1AM                                  $     7,726,338      1.5%
10.03 LROCK 2007-1A A3B ...............      1FE                                  $     7,413,784      1.5%
10.04 FORE 2007-1A B ..................      1FE                                  $     6,856,463      1.3%
10.05 FRASR 2011-5A C .................      1AM                                  $     6,657,773      1.3%
10.06 WTFRT 2007-1A B .................      1AM                                  $     6,396,638      1.3%
10.07 OCP 2012-2A E ...................      1AM                                  $     6,110,638      1.2%
10.08 JFIN 2012-1A C ..................      1FE                                  $     5,950,283      1.2%
10.09 CENT9 2005-9A A2 ................      1FE                                  $     5,903,652      1.2%
10.10 SYMP 2006-2A B ..................      1FE                                  $     5,865,869      1.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                        1               2
                                                                                  ------------     -----------
11.02 Total admitted assets held in Canadian investments ......................   $                        0.0%
11.03 Canadian-currency-denominated investments ...............................   $                        0.0%
11.04 Canadian-denominated insurance liabilities ..............................   $                        0.0%
11.05 Unhedaed Canadian currency exposure .....................................   $                        0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                        1                                               2                3
      --------------------------------------------------------------------------  -----------      -----------
12.02 Aggregate statement value of investments with contractual sales
      restrictions .............................................................  $                        0.0%
      Largest three investments with contractual sales restrictions:
12.03 ..........................................................................  $                        0.0%
12.04 ..........................................................................  $                        0.0%
12.05 ..........................................................................  $                        0.0%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                2              3
                                     Issuer
      --------------------------------------------------------------------------  -------------    -----------
13.02 MODERN FINANCIAL INC. ....................................................  $    5,000,000           1.0%
13.03 WELLS FARGO ..............................................................  $    2,881,800           0.6%
13.04 FEDERAL HOME LOAN BANK OF DALLAS .........................................  $    2,698,200           0.5%
13.05 PNC FINANCIAL SERVICES ...................................................  $    1,730,200           0.3%
13.06 JP MORGAN CHASE ..........................................................  $    1,674,000           0.3%
13.07 COUNTERPARTY LINK LTD ....................................................  $    1,097,050           0.2%
13.08 RISKGRID .................................................................  $      649,440           0.1%
13.09 VIRTUAL SPECTATOR ........................................................  $      208,920           0.0%
13.10 METLIFE INC ..............................................................  $      180,000           0.0%
13.11 PRINCIPAL FINANCIAL GROUP ................................................  $      180.000           0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
14.02 Aggregate statement value of investments held in nonaffiliated, privately
      placed equities .............................................................       $                          0.0%
      Largest three investments held in nonaffiliated, privately placed equities:
14.03 .............................................................................       $                          0.0%
14.04 .............................................................................       $                          0.0%
14.05 .............................................................................       $                          0.0%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
15.02 Aggregate statement value of investments held in general partnership
      interests ...................................................................       $                          0.0%
      Largest three investments in general partnership interests:
15.03 .............................................................................       $                          0.0%
15.04 .............................................................................       $                          0.0%
15.05 .............................................................................       $                          0.0%

16. Amounts and percentages of the reporting entity's is total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                            1                                                   2               3
                      Type (Residential, Commercial, Agricultural)
      -----------------------------------------------------------------------------       -------------   --------------
16.02 RESIDENTIAL .................................................................       $     668,585              0.1%
16.03 COMMERCIAL ..................................................................       $     365,791              0.1%
16.04 COMMERCIAL ..................................................................       $     365,381              0.1%
16.05 COMMERCIAL ..................................................................       $     344,182              0.1%
16.06 COMMERCIAL ..................................................................       $     335,496              0.1%
16.07 COMMERCIAL ..................................................................       $     332,606              0.1%
16.08 COMMERCIAL ..................................................................       $     321,451              0.1%
16.09 COMMERCIAL ..................................................................       $     316,123              0.1%
16.10 COMMERCIAL ..................................................................       $     292,866              0.1%
16.11 COMMERCIAL ..................................................................       $     292,457              0.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                      Loans
                                                                                          -------------   --------------
16.12 Construction loans ..........................................................       $                          0.0%
16.13 Mortgage loans over 90 days past due ........................................       $     877,993              0.2%
16.14 Mortgage loans in the process of foreclosure ................................       $     187,315              0.0%
16.15 Mortgage loans foreclosed ...................................................       $      25,245              0.0%
16.16 Restructured mortgage loans .................................................       $   3,183,630              0.6%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                              Residential                 Commercial                Agricultural
 Loan to Value               1            2            3             4            5            6
---------------         -----------  -----------   ------------  -----------   -----------  -----------
17.01 above 95% .....   $                    0.0%  $     79,783          0.0%  $                    0.0%
17.02 91 to 95% .....   $                    0.0%  $                     0.0%  $                    0.0%
17.03 81 to 90% .....   $     3,867          0.0%  $                     0.0%  $                    0.0%
17.04 71 to 80% .....   $   661,437          0.1%  $    394,698          0.1%  $                    0.0%
17.05 below 70% .....   $ 1,325,519          0.3%  $ 12,744,880          2.5%  $                    0.0%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                       Description
                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
18.02 .............................................................................       $                          0.0%
18.03 .............................................................................       $                          0.0%
18.04 .............................................................................       $                          0.0%
18.05 .............................................................................       $                          0.0%
18.06 .............................................................................       $                          0.0%

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
19.02 Aggregate statement value of investments held in mezzanine real estate
      loans: ......................................................................       $                          0.0%
      Largest three investments held in mezzanine real estate loans:

19.03 .............................................................................       $                          0.0%
19.04 .............................................................................       $                          0.0%
19.05 .............................................................................       $                          0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
20.01 Securities lending agreements (do not include assets
        held as collateral for such transactions) .........  $                     0.0% $             $             $
20.02 Repurchase agreements ...............................  $                     0.0% $             $             $
20.03 Reverse repurchase agreements .......................  $                     0.0% $             $             $
20.04 Dollar repurchase agreements ........................  $                     0.0% $             $             $
20.05 Dollar reverse repurchase agreements ................  $                     0.0% $             $             $

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                       Owned                      Written
                                                                  1             2            3             4
                                                             ------------  -----------  ------------  ------------
21.01 Hedging .............................................  $                     0.0% $                      0.0%
21.02 Income generation ...................................  $                     0.0% $                      0.0%
21.03 Other ...............................................  $                     0.0% $                      0.0%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
22.01 Hedging .............................................  $          0          0.0% $             $             $
22.02 Income generation ...................................  $          0          0.0% $             $             $
22.03 Replications ........................................  $          0          0.0% $             $             $
22.04 Other ...............................................  $          0          0.0% $             $             $

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                    At Year End                 At End of Each Quarter
                                                             -------------------------  ---------------------------------------
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
23.01 Hedging .............................................  $          0          0.0% $             $             $
23.02 Income generation ...................................  $                     0.0% $             $             $
23.03 Replications ........................................  $                     0.0% $             $             $
23.04 Other ...............................................  $                     0.0% $             $             $


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2012

                                       Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2012

================================================================================

                                                                                                           PAGE
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
Statement of Assets and Liabilities as of December 31, 2012 ...........................................       2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2012 ...............      12
Statements of Operations and Changes in Net Assets for the year ended December 31, 2011 ...............      30
Notes to Financial Statements .........................................................................      48
Report of Independent Registered Public Accounting Firm ...............................................      72

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

================================================================================

                                                                           SHARES          COST       VALUE
--------------------------------------------------------------------------------------------------------------
Assets:
  Interest adjustment account - Cash account ...........................                            $  494,632
  Investments in portfolio shares, at net asset value (Note 2):
    The Alger Portfolios:
      Capital Appreciation Portfolio ...................................  137,156.453   $6,147,111   8,340,484
      Large Cap Growth Portfolio .......................................   88,768.723    3,735,335   4,156,152
      Mid Cap Growth Portfolio .........................................  301,309.826    3,829,795   4,082,748
      Small Cap Growth Portfolio .......................................   52,652.786    1,493,420   1,462,694
    AllianceBernstein Variable Products Series Fund, Inc.:
      Growth and Income Portfolio ......................................   27,382.127      504,430     571,739
    American Century Variable Portfolios, Inc:
      Balanced Fund ....................................................  188,782.007    1,245,473   1,346,016
      Income & Growth Fund .............................................  362,366.070    2,389,825   2,500,326
      Inflation Protection Fund ........................................   57,308.361      672,619     689,421
      International Fund ...............................................  138,310.106    1,008,660   1,235,110
      Value Fund .......................................................  565,471.839    3,122,798   3,686,875
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Fund ..............................   71,488.200    1,435,579   1,456,214
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio ..................................   17,221.994      215,595     233,530
    The Dreyfus Socially Responsible Growth Fund, Inc. .................   44,902.058    1,115,393   1,492,545
    Dreyfus Stock Index Fund ...........................................  237,425.014    6,934,545   7,564,360
    Dreyfus Variable Investment Fund:
      International Value Portfolio ....................................  128,884.184    1,401,682   1,265,643
    Federated Insurance Series:
      High Income Bond Fund II .........................................  207,584.077    1,326,033   1,488,378
      Managed Volatility Fund II .......................................  114,065.958      965,082   1,090,471
    Guggenheim Variable Insurance Funds:
      CLS AdvisorOne Amerigo Fund ......................................    6,265.265      216,055     214,585
      CLS AdvisorOne Clermont Fund .....................................    3,127.952       73,043      79,074
      Rydex Banking Fund ...............................................    6,881.479       88,996      92,211
      Rydex Basic Materials Fund .......................................   10,143.800      284,714     264,550
      Rydex Biotechnology Fund .........................................   21,622.027      803,597     810,611
      Rydex Consumer Products Fund .....................................    2,826.036      126,260     127,200
      Rydex Dow 2X Strategy Fund .......................................    1,706.267      145,072     178,253
      Rydex Electronics Fund ...........................................      885.271        2,577       2,549
      Rydex Energy Fund ................................................   25,028.322      792,292     638,723
      Rydex Energy Services Fund .......................................   23,041.360      513,973     426,266
      Rydex Europe 1.25X Strategy Fund .................................    3,267.153       46,636      49,431
      Rydex Financial Services Fund ....................................   14,799.896      224,227     233,986
      Rydex Government Long Bond 1.2X Strategy Fund ....................   16,287.613      321,960     247,571
      Rydex Health Care Fund ...........................................    8,741.919      288,904     301,945
      Rydex Internet Fund ..............................................    4,097.756       73,916      59,376
      Rydex Inverse Dow 2X Strategy Fund ...............................    9,824.485      146,446      76,336
      Rydex Inverse Government Long Bond Strategy Fund .................       21.838          306         201
      Rydex Inverse NASDAQ-100(R) Strategy Fund ........................      662.008        7,484       5,719
      Rydex Inverse Russell 2000(R) Strategy Fund ......................      141.940        2,872       2,227
      Rydex Inverse S&P 500 Strategy Fund ..............................    7,469.993      203,764     198,328
      Rydex Japan 2X Strategy Fund .....................................    2,202.908       37,567      40,402
      Rydex Leisure Fund ...............................................      979.108       59,863      66,022
      Rydex Mid Cap 1.5X Strategy Fund .................................    9,524.477      210,787     224,872
      Rydex NASDAQ-100(R) Fund .........................................   52,345.269    1,131,738   1,180,909
      Rydex NASDAQ-100(R) 2X Strategy Fund .............................   18,770.348      554,694     520,877
      Rydex Nova Fund ..................................................    8,247.423      622,447     729,237
      Rydex Precious Metals Fund .......................................   55,904.169      879,858     702,716
      Rydex Real Estate Fund ...........................................    9,836.633      299,182     296,575
      Rydex Retailing Fund .............................................    9,667.104      162,110     161,537
      Rydex Russell 2000(R) 1.5X Strategy Fund .........................    5,053.789      150,356     165,006
      Rydex S&P 500 2X Strategy Fund ...................................    1,239.119      171,085     173,218

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                          SHARES           COST       VALUE
--------------------------------------------------------------------------------------------------------------
Assets: (continued)
  Investments in portfolio shares, at net asset value (Note 2):
    (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex S&P 500 Pure Growth Fund .................................     12,862.267   $  411,363  $  433,330
      Rydex S&P 500 Pure Value Fund ..................................      2,872.387      254,489     275,232
      Rydex S&P MidCap 400 Pure Growth Fund ..........................      9,535.360      362,008     330,495
      Rydex S&P MidCap 400 Pure Value Fund ...........................      3,515.261      268,956     303,331
      Rydex S&P SmallCap 600 Pure Growth Fund ........................      3,558.037      115,707     121,685
      Rydex S&P SmallCap 600 Pure Value Fund .........................      2,593.056      256,637     288,271
      Rydex Technology Fund ..........................................     14,501.230      164,077     138,487
      Rydex Telecommunications Fund ..................................     11,591.242      107,768     106,640
      Rydex Transportation Fund ......................................      3,456.739       52,531      56,863
      Rydex U.S. Government Money Market Fund ........................    915,227.366      915,227     915,228
      Rydex Utilities Fund ...........................................     23,586.943      459,996     451,218
      U.S. Long Short Momentum Fund ..................................     11,675.947      150,131     145,832
    Invesco Variable Insurance Funds:
      Core Equity Fund Series I ......................................     26,669.758      676,226     803,827
      Diversified Dividend Fund Series I .............................     10,928.875      161,089     178,578
      Global Health Care Fund Series I ...............................     29,378.036      510,039     616,939
      Global Real Estate Fund Series I ...............................     80,737.667      948,714   1,249,013
      High Yield Fund Series I .......................................    506,377.288    2,629,824   2,840,776
      Mid Cap Core Equity Fund Series II .............................     18,473.595      198,489     232,398
      Money Market Fund Series I ..................................... 12,727,609.230   12,727,609  12,727,609
      Technology Fund Series I .......................................      7,515.433      125,394     126,786
      Van Kampen Value Opportunities Fund Series I ...................     70,058.672      444,482     495,314
    Janus Aspen Series - Institutional:
      Enterprise Portfolio ...........................................    163,145.330    4,969,799   7,304,017
      Janus Portfolio ................................................    244,837.520    5,269,987   6,475,952
      Overseas Portfolio .............................................     38,962.458    1,770,377   1,479,014
      Worldwide Portfolio ............................................    153,873.459    4,172,506   4,730,069
    Lazard Retirement Series, Inc:
      Emerging Markets Equity Portfolio ..............................     66,770.870    1,487,720   1,483,649
      International Equity Portfolio .................................     40,212.327      406,315     447,162
      US Small-Mid Cap Equity Portfolio ..............................    180,006.679    1,578,324   1,312,250
      US Strategic Equity Portfolio ..................................     49,455.366      402,609     516,314
    Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio ........................      8,011.169      156,704     152,293
      ClearBridge Equity Income Builder Portfolio ....................     15,044.222      167,427     174,363
      ClearBridge Fundamental All Cap Value Portfolio ................      3,408.345       63,933      70,110
      ClearBridge Large Cap Growth Portfolio .........................     11,300.843      202,360     202,737
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio .................     13,721.022      111,764     111,415
      Western Asset Strategic Bond Portfolio .........................     70,946.077      718,351     734,292
    Lord Abbett Series Fund, Inc:
      Capital Structure Portfolio ....................................     14,324.119      151,868     203,689
      Growth and Income Portfolio ....................................    151,729.402    4,078,530   3,731,027
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio ......................................    113,387.010    1,059,952   1,315,289
      Mid-Cap Growth Portfolio .......................................     10,117.461      295,416     313,339
      Mid Cap Intrinsic Value Portfolio ..............................     72,352.376      846,980     874,740
      Short Duration Bond Portfolio ..................................    153,992.163    1,723,486   1,686,215
      Small-Cap Growth Portfolio .....................................      4,205.070       57,474      55,507
      Socially Responsive Portfolio ..................................      2,018.039       31,311      32,066
    Northern Lights Variable Trust:
      JNF Balanced Portfolio .........................................    253,176.529    3,829,823   4,420,462
      JNF Equity Portfolio ...........................................    160,524.465    3,679,260   3,842,957

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                         SHARES         COST         VALUE
--------------------------------------------------------------------------------------------------------------
Assets: (continued)
  Investments in portfolio shares, at net asset value (Note 2):
    (continued)
    PIMCO Variable Insurance Trust:
      All Asset Portfolio ...........................................   81,379.925   $   892,429  $    926,103
      CommodityRealReturn Strategy Portfolio ........................   17,703.557       150,836       126,226
      Emerging Markets Bond Portfolio ...............................    4,240.166        58,569        64,959
      Foreign Bond US Dollar-Hedged Portfolio .......................    3,080.433        32,356        33,268
      Global Bond Unhedged Portfolio ................................   58,043.859       812,441       796,361
      High Yield Portfolio ..........................................    9,498.823        73,894        76,560
      Real Return Portfolio .........................................  231,498.573     3,184,906     3,298,854
      Short-Term Portfolio ..........................................   73,117.268       743,331       752,376
      Total Return Portfolio ........................................  486,418.838     5,475,707     5,618,138
    Pioneer Variable Contracts Trust:
      Equity Income Portfolio .......................................   45,598.426       910,360       984,926
      Fund Portfolio ................................................   10,760.358       201,156       225,107
      High Yield Portfolio ..........................................   38,384.354       395,341       399,964
      Mid Cap Value Portfolio .......................................    5,619.496        94,517        97,218
    Royce Capital Fund:
      Micro-Cap Portfolio ...........................................   80,003.494       855,965       876,039
      Small-Cap Portfolio ...........................................  109,080.289       966,120     1,203,156
    Third Avenue Variable Series Trust:
      Value Portfolio ...............................................   72,732.377       997,984     1,048,073
    Van Eck VIP Trust:
      Emerging Markets Fund .........................................  208,942.933     2,419,701     2,820,730
      Global Bond Fund ..............................................   80,487.085       939,792       959,406
      Global Hard Assets Fund .......................................   40,930.958     1,315,677     1,192,319
      Multi-Manager Alternatives Fund ...............................   34,390.161       336,963       340,119
    Wells Fargo Advantage VT Funds:
      Discovery Fund ................................................  167,090.739     3,247,900     4,204,003
      Opportunity Fund ..............................................  147,835.650     2,417,714     2,964,104
--------------------------------------------------------------------------------------------------------------
        Total assets ................................................                             $144,942,640
==============================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                           UNIT                     SUB-ACCOUNT
                                                             UNITS         VALUE         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
  Interest adjustment accounts: ........................                              $   494,632   $   494,632
    The Alger Portfolios:
      Capital Appreciation Portfolio
       Base ............................................  309,877.618   $ 26.915414     8,340,484     8,340,484
      Large Cap Growth Portfolio
       Base ............................................  271,340.869     15.305798     4,153,089     4,153,089
      Mid Cap Growth Portfolio
       Base ............................................  197,521.198     20.635387     4,075,926
       Base + GMIB .....................................      347.618     12.562958         4,367     4,080,293
                                                                                      -----------
      Small Cap Growth Portfolio
       Base ............................................  100,894.305     14.456527     1,458,581
       Base + GMIB .....................................       30.509     17.663416           539     1,459,120
                                                                                      -----------
    AllianceBernstein Variable Products Series Fund,
      Inc.:
      Growth and Income Portfolio
       Base ............................................   42,869.929     13.281981       569,398
       Base + GMWB/5 + GMIB ............................      184.024     12.720543         2,341       571,739
                                                                                      -----------
    American Century Variable Portfolios, Inc:
      Balanced Fund
       Base ............................................  100,689.045     13.368052     1,346,016     1,346,016
      Income & Growth Fund
       Base ............................................  173,099.440     14.423566     2,496,711     2,496,711
      Inflation Protection Fund
       Base ............................................   46,972.186     14.580668       684,886
       Base + GMIB .....................................      174.576     14.205959         2,480
       Base + GMWB/5 + GMIB ............................      149.098     13.781341         2,055       689,421
                                                                                      -----------
      International Fund
       Base ............................................   82,466.930     14.977031     1,235,110     1,235,110
      Value Fund
       Base ............................................  188,949.650     19.475094     3,679,812
       Base + GMIB .....................................      447.959     13.972966         6,259     3,686,071
                                                                                      -----------
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Fund
       Base ............................................  207,945.336      6.984143     1,452,320     1,452,320
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio
       Base ............................................   15,590.287     14.979217       233,530       233,530
    The Dreyfus Socially Responsible Growth Fund, Inc.
       Base ............................................  125,278.164     11.913849     1,492,545     1,492,545
    Dreyfus Stock Index Fund
       Base ............................................  523,785.428     14.441716     7,564,360     7,564,360
    Dreyfus Variable Investment Fund:
      International Value Portfolio
       Base ............................................   94,601.800     13.378632     1,265,643     1,265,643
    Federated Insurance Series:
      High Income Bond Fund II
       Base ............................................   76,866.506     19.363160     1,488,378     1,488,378
      Managed Volatility Fund II
       Base ............................................   83,014.314     13.135935     1,090,471     1,090,471
    Guggenheim Variable Insurance Funds:
      CLS AdvisorOne Amerigo Fund
       Base ............................................   17,073.077     12.568619       214,585       214,585
      CLS AdvisorOne Clermont Fund
       Base ............................................    6,848.279     11.546623        79,074        79,074
      Rydex Banking Fund
       Base ............................................   18,209.754      5.063818        92,211        92,211
      Rydex Basic Materials Fund
       Base ............................................   14,115.220     18.742200       264,550       264,550

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                            UNIT                     SUB-ACCOUNT
                                                             UNITS          VALUE        VALUE          VALUE
------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves:
    (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex Biotechnology Fund
        Base ............................................   50,135.094   $ 16.053760   $   804,857
        Base + GMIB .....................................      135.740     15.640985         2,123
        Base + GMWB/2 + GMIB ............................      242.444     14.976997         3,631   $     810,611
                                                                                       -----------
      Rydex Consumer Products Fund
        Base ............................................    7,929.358     16.041630       127,200         127,200
      Rydex Dow 2X Strategy Fund
        Base ............................................   14,214.211     11.178893       158,899
        Base + GMIB .....................................    1,775.739     10.899220        19,354         178,253
                                                                                       -----------
      Rydex Electronics Fund
        Base ............................................      381.027      6.690961         2,549           2,549
      Rydex Energy Fund
        Base ............................................   33,332.511     19.162156       638,723         638,723
      Rydex Energy Services Fund .......................
        Base ............................................   22,017.063     19.270289       424,275
        Base + GMWB/2 + GMIB ............................      110.752     17.977426         1,991         426,266
                                                                                       -----------
      Rydex Europe 1.25X Strategy Fund
        Base ............................................    5,229.285      9.452812        49,431          49,431
      Rydex Financial Services Fund
        Base ............................................   31,379.721      7.456601       233,986         233,986
      Rydex Government Long Bond 1.2X Strategy Fund
        Base ............................................   14,690.910     16.851997       247,571         247,571
      Rydex Health Care Fund
        Base ............................................   22,201.640     13.600137       301,945         301,945
      Rydex Internet Fund
        Base ............................................    4,283.114     13.862850        59,376          59,376
      Rydex Inverse Dow 2X Strategy Fund
        Base ............................................   38,608.119      1.977206        76,336          76,336
      Rydex Inverse Government Long Bond Strategy
        Fund
        Base ............................................       56.080      3.592062           201             201
      Rydex Inverse NASDAQ-100(R) Strategy Fund
        Base ............................................    1,637.396      3.492992         5,719           5,719
      Rydex Inverse Russell 2000(R) Strategy Fund
        Base ............................................      714.895      3.115550         2,227           2,227
      Rydex Inverse S&P 500 Strategy Fund
        Base ............................................   53,372.183      3.715947       198,328         198,328
      Rydex Japan 2X Strategy Fund
        Base ............................................    4,763.548      8.481398        40,402          40,402
      Rydex Leisure Fund
        Base ............................................    4,972.256     13.278006        66,022          66,022
      Rydex Mid Cap 1.5X Strategy Fund
        Base ............................................    9,922.031     22.663918       224,872         224,872
      Rydex NASDAQ-100(R) Fund
        Base ............................................   59,658.791     19.794390     1,180,909       1,180,909
      Rydex NASDAQ-100(R) 2X Strategy Fund
        Base ............................................   33,908.881     15.361072       520,877         520,877
      Rydex Nova Fund
        Base ............................................   64,875.440     11.240577       729,237         729,237
      Rydex Precious Metals Fund
        Base ............................................   42,122.953     16.549612       697,119
        Base + GMWB/2 + GMIB ............................      362.519     15.438868         5,597         702,716
                                                                                       -----------
      Rydex Real Estate Fund
        Base ............................................   19,575.592     14.960587       292,862
        Base + GMIB .....................................      254.754     14.575818         3,713         296,575
                                                                                       -----------
      Rydex Retailing Fund
        Base ............................................   11,221.302     14.395592       161,537         161,537

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                             UNIT                     SUB-ACCOUNT
                                                              UNITS          VALUE         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves:
    (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex Russell 2000(R) 1.5X Strategy Fund
       Base ...........................................       8,396.795   $ 19.592645   $   164,515
       Base + GMIB ....................................          39.350     12.469166           491   $    165,006
                                                                                        -----------
      Rydex S&P 500 2X Strategy Fund
       Base ...........................................      17,306.526      9.714940       168,132
       Base + GMIB ....................................         537.319      9.465095         5,086        173,218
                                                                                        -----------
      Rydex S&P 500 Pure Growth Fund
       Base ...........................................      33,074.259     13.101742       433,330        433,330
      Rydex S&P 500 Pure Value Fund
       Base ...........................................      21,490.002     12.807460       275,232        275,232
      Rydex S&P MidCap 400 Pure Growth Fund
       Base ...........................................      17,518.033     18.865995       330,495        330,495
      Rydex S&P MidCap 400 Pure Value Fund
       Base ...........................................      21,754.153     13.943602       303,331        303,331
      Rydex S&P SmallCap 600 Pure Growth Fund
       Base ...........................................       8,176.805     14.881768       121,685        121,685
      Rydex S&P SmallCap 600 Pure Value Fund
       Base ...........................................      22,800.390     12.643242       288,271        288,271
      Rydex Technology Fund
       Base ...........................................      12,696.277     10.907702       138,487        138,487
      Rydex Telecommunications Fund
       Base ...........................................      11,537.763      9.242658       106,640        106,640
      Rydex Transportation Fund
       Base ...........................................       4,185.680     13.585207        56,863         56,863
      Rydex U.S. Government Money Market Fund
       Base ...........................................      93,585.145      9.652532       903,334
       Base + GMWB/2 + GMIB ...........................       1,301.212      9.140779        11,894        915,228
                                                                                        -----------
      Rydex Utilities Fund
       Base ...........................................      28,796.239     15.669350       451,218        451,218
      U.S. Long Short Momentum Fund
       Base ...........................................       9,394.237     15.523538       145,832        145,832
    Invesco Variable Insurance Funds:
      Core Equity Fund Series I
       Base ...........................................      66,108.983     12.062805       797,460        797,460
      Diversified Dividend Fund Series I
       Base ...........................................      16,658.029     10.697492       178,199        178,199
      Global Health Care Fund Series I
       Base ...........................................      44,150.123     13.973659       616,939        616,939
      Global Real Estate Fund Series I
       Base ...........................................      45,110.398     27.560149     1,243,249
       Base + GMIB ....................................         118.345     18.966525         2,245
       Base + GMWB/5 + GMIB ...........................         124.353     18.373584         2,285      1,247,779
                                                                                        -----------
      High Yield Fund Series I
       Base ...........................................     167,831.998     16.909618     2,837,975
       Base + GMIB ....................................         170.027     16.475057         2,801      2,840,776
                                                                                        -----------
      Mid Cap Core Equity Fund Series II
       Base ...........................................      13,199.296     17.606831       232,398        232,398
      Money Market Fund Series I
       Base ...........................................   1,282,746.533      9.908208    12,709,719
       Base + GMIB ....................................          37.503      9.888273           371
       Base + GMWB/5 + GMIB ...........................       1,775.872      9.865095        17,519     12,727,609
                                                                                        -----------
      Technology Fund Series I
       Base ...........................................      18,585.214      6.821888       126,786        126,786
      Van Kampen Value Opportunities Fund Series I
       Base ...........................................      37,325.122     13.151930       490,897
       Base + GMWB/5 + GMIB ...........................         400.571     10.006456         4,008        494,905
                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                             UNIT                     SUB-ACCOUNT
                                                              UNITS          VALUE         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves:
    (continued)
    Janus Aspen Series - Institutional:
      Enterprise Portfolio
        Base ............................................   341,844.854   $ 21.357917   $ 7,301,094   $  7,301,094
      Janus Portfolio
        Base ............................................   469,442.913     13.778808     6,468,364      6,468,364
      Overseas Portfolio
        Base ............................................    47,205.634     31.331311     1,479,014      1,479,014
      Worldwide Portfolio
        Base ............................................   370,677.050     12.756568     4,728,567      4,728,567
    Lazard Retirement Series, Inc:
      Emerging Markets Equity Portfolio
        Base ............................................    50,156.695     29.500622     1,479,654
        Base + GMWB/5 + GMIB ............................       143.277     27.883234         3,995      1,483,649
                                                                                        -----------
      International Equity Portfolio
        Base ............................................    31,592.405     13.901300       439,175
        Base + GMIB .....................................       307.418     13.543940         4,164
        Base + GMWB/5 + GMIB ............................       290.959     13.139008         3,823        447,162
                                                                                        -----------
      US Small-Mid Cap Equity Portfolio
        Base ............................................    64,755.305     20.198947     1,307,989
        Base + GMWB/5 + GMIB ............................       323.977     13.151954         4,261      1,312,250
                                                                                        -----------
      US Strategic Equity Portfolio
        Base ............................................    37,678.669     13.532446       509,885
        Base + GMWB/5 + GMIB ............................       516.050     12.457818         6,429        516,314
                                                                                        -----------
    Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio
        Base ............................................    14,014.191     10.867045       152,293        152,293
      ClearBridge Equity Income Builder Portfolio
        Base ............................................    16,908.228     10.312333       174,363        174,363
      ClearBridge Fundamental All Cap Value Portfolio
        Base ............................................     7,674.288      9.135704        70,110         70,110
      ClearBridge Large Cap Growth Portfolio
        Base ............................................    18,694.178     10.844911       202,737        202,737
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio
        Base ............................................     7,078.065     15.740850       111,415        111,415
      Western Asset Strategic Bond Portfolio
        Base ............................................    54,161.893     13.557361       734,292        734,292
    Lord Abbett Series Fund, Inc:
      Capital Structure Portfolio
        Base ............................................    11,242.448     18.117812       203,689        203,689
      Growth and Income Portfolio
        Base ............................................   235,193.848     15.860651     3,730,328      3,730,328
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio
        Base ............................................    96,551.328     13.622688     1,315,289      1,315,289
      Mid Cap Growth Portfolio
        Base ............................................    23,182.539     13.492280       312,785
        Base + GMIB .....................................        31.560     17.540078           554        313,339
                                                                                        -----------
      Mid Cap Intrinsic Value Portfolio
        Base ............................................    44,700.147     19.569069       874,740        874,740
      Short Duration Bond Portfolio
        Base ............................................   130,394.099     12.931679     1,686,215      1,686,215
      Small-Cap Growth Portfolio
        Base ............................................     4,308.843     12.882158        55,507         55,507
      Socially Responsive Portfolio
        Base ............................................     2,309.524     13.884353        32,066         32,066

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                            UNIT                    SUB-ACCOUNT
                                                               UNITS        VALUE        VALUE         VALUE
----------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    Northern Lights Variable Trust:
      JNF Balanced Portfolio
       Base .............................................   394,987.360   $ 11.191401   $ 4,420,462   $  4,420,462
      JNF Equity Portfolio
       Base .............................................   398,640.489      9.624543     3,836,733
       Base + GMIB ......................................       657.747      9.461932         6,224      3,842,957
                                                                                        -----------
    PIMCO Variable Insurance Trust:
      All Asset Portfolio
       Base .............................................    66,053.809     14.020434       926,103        926,103
      CommodityRealReturn Strategy Portfolio
       Base .............................................    12,132.027     10.404384       126,226        126,226
      Emerging Markets Bond Portfolio
       Base .............................................     3,971.231     16.357420        64,959         64,959
      Foreign Bond US Dollar-Hedged Portfolio
       Base .............................................     2,355.722     14.122151        33,268         33,268
      Global Bond Unhedged Portfolio
       Base .............................................    52,226.729     15.248152       796,361        796,361
      High Yield Portfolio
       Base .............................................     5,268.110     14.532644        76,560         76,560
      Real Return Portfolio
       Base .............................................   198,087.269     16.590106     3,286,289
       Base + GMIB ......................................       536.273     15.437407         8,279
       Base + GMWB/2 ....................................       286.610     14.954931         4,286      3,298,854
                                                                                        -----------
      Short-Term Portfolio
       Base .............................................    66,404.744     11.330155       752,376        752,376
      Total Return Portfolio
       Base .............................................   353,872.273     15.864883     5,614,142
       Base + GMWB/5 + GMIB .............................       267.667     14.929908         3,996      5,618,138
                                                                                        -----------
    Pioneer Variable Contracts Trust:
      Equity Income Portfolio
       Base .............................................    74,024.722     13.297762       984,363        984,363
      Fund Portfolio
       Base .............................................    21,069.176     10.684186       225,107        225,107
      High Yield Portfolio
       Base .............................................    26,902.388     14.867238       399,964        399,964
      Mid Cap Value Portfolio
       Base .............................................     8,146.015     11.934387        97,218         97,218
    Royce Capital Fund:
      Micro-Cap Portfolio
       Base .............................................    38,141.144     22.932352       874,666
       Base + GMIB ......................................        89.260     15.385892         1,373        876,039
                                                                                        -----------
    Small-Cap Portfolio
       Base .............................................    49,373.709     24.320876     1,200,812
       Base + GMIB ......................................       135.601     17.287957         2,344      1,203,156
                                                                                        -----------
    Third Avenue Variable Series Trust:
      Value Portfolio
       Base .............................................    61,015.954     17.177033     1,048,073      1,048,073
    Van Eck VIP Trust:
      Emerging Markets Fund
       Base .............................................   101,678.823     27.741566     2,820,730      2,820,730
      Global Bond Fund
       Base .............................................    50,080.547     19.080831       955,578
       Base + GMWB/2 ....................................       271.539     14.095978         3,828        959,406
                                                                                        -----------
      Global Hard Assets Fund
       Base .............................................    37,470.406     31.820275     1,192,319      1,192,319

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                                     UNIT                     SUB-ACCOUNT
                                                                        UNITS        VALUE       VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    Van Eck VIP Trust: (continued)
      Multi-Manager Alternatives Fund
       Base .....................................................     31,400.411  $10.166988  $     319,248
       Base + GMWB/2 ............................................      2,172.448    9.607213         20,871  $    340,119
    Wells Fargo Advantage VT Funds:                                                           -------------
      Discovery Fund
       Base .....................................................    232,658.315   18.060563      4,201,940     4,201,940
    Opportunity Fund
       Base .....................................................    130,651.203   22.663200      2,960,974     2,960,974
-------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners
             deferred annuity reserves ..........................                             $ 144,898,378  $144,898,378
=========================================================================================================================

                                                                                                                 VALUE
-------------------------------------------------------------------------------------------------------------------------
  Contract owners' annuity payment reserves: (base contract
     only)
    American Century Variable Portfolios, Inc:
      Value Fund .....................................................................................       $        804
    Invesco Variable Insurance Funds:
      Core Equity Fund ...............................................................................              6,367
      Diversified Dividend Fund ......................................................................                379
      Global Real Estate Fund ........................................................................              1,234
      Van Kampen Value Opportunities Fund ............................................................                409
    Lord Abbett Series Fund, Inc
      Growth and Income Portfolio ....................................................................                699
    Pioneer Variable Contracts Trust:
      Equity Income Portfolio ........................................................................                563
-------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity
             payment reserves ........................................................................       $     10,455
=========================================================================================================================
Net assets attributable to contract owners' death payment
   reserves:
    The Alger Portfolios:
      Large Cap Growth Portfolio .....................................................................       $      3,063
      Mid Cap Growth Portfolio .......................................................................              2,455
      Small Cap Growth Portfolio .....................................................................              3,574
    American Century Variable Portfolios, Inc:
      Income & Growth Fund ...........................................................................              3,615
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Fund ............................................................              3,894
    Janus Aspen Series - Institutional:
      Enterprise Portfolio ...........................................................................              2,923
      Janus Portfolio ................................................................................              7,588
      Worldwide Portfolio ............................................................................              1,502
    Wells Fargo Advantage VT Funds:
      Discovery Fund .................................................................................              2,063
      Opportunity Fund ...............................................................................              3,130
-------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners'
             death benefit reserves ..................................................................       $     33,807
-------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners'
               reserves ..............................................................................       $144,942,640
=========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                           ALLIANCE-
                                                                                                                           BERNSTEIN
                                                                                                                            VARIABLE
                                                                                                                           PRODUCTS
                                                                              THE ALGER PORTFOLIOS                       SERIES FUND
                                                                   ------------------------------------------------------  ---------
                                                                      CAPITAL      LARGE CAP     MID CAP       SMALL CAP  GROWTH AND
                                                                    APPRECIATION    GROWTH       GROWTH         GROWTH      INCOME
                                                                   -----------------------------------------------------------------
Investment income:
  Income dividends from investments in
     portfolio shares ..........................................   $      86,683   $ 51,807     $      --     $      --   $    8,623
Expenses:
  Mortality and expense risk fees ..............................         105,408     56,021        53,359        19,680        6,552
  Administrative fees ..........................................          12,649      6,722         6,403         2,362          787
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................         118,057     62,743        59,762        22,042        7,339
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................         (31,374)   (10,936)      (59,762)      (22,042)       1,284
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
  Net realized gains (losses) on sales of
     investments in portfolio shares ...........................         425,636    129,803      (362,631)       63,284       43,623
  Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................................              --         --            --         4,226           --
  Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................................           2,898         --            --       327,973           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ....................................         428,534    129,803      (362,631)      395,483       43,623
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares ...........         868,502    245,067       996,190      (211,629)      13,134
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          from operations ......................................   $   1,265,662   $363,934     $ 573,797     $ 161,812   $   58,041
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                          ALLIANCE-
                                                                                                                          BERNSTEIN
                                                                                                                           VARIABLE
                                                                                                                          PRODUCTS
                                                                                   THE ALGER PORTFOLIOS                  SERIES FUND
                                                                      -------------------------------------------------  -----------
                                                                         CAPITAL      LARGE CAP    MID CAP    SMALL CAP   GROWTH AND
                                                                       APPRECIATION    GROWTH       GROWTH     GROWTH      INCOME
                                                                      -------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................    $    (31,374) $  (10,936)  $  (59,762) $  (22,042) $   1,284
  Net realized gain (loss) on investments in
     portfolio shares .............................................         428,534     129,803     (362,631)    395,483     43,623
  Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .......................................................         868,502     245,067      996,190    (211,629)    13,134
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...........................................       1,265,662     363,934      573,797     161,812     58,041
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
     breakage) ....................................................          29,927       8,731        6,548       7,078         --
  Contract redemptions ............................................        (609,967)   (536,830)    (387,153)   (241,098)   (54,790)
  Net transfers (including mortality transfers) ...................        (110,014)   (177,377)    (180,090)    (60,594)   295,124
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...............................        (690,054)   (705,476)    (560,695)   (294,614)   240,334
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................         575,608    (341,542)      13,102    (132,802)   298,375
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       7,764,876   4,497,694    4,069,646   1,595,496    273,364
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................    $  8,340,484  $4,156,152   $4,082,748  $1,462,694  $ 571,739
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                  COLUMBIA
                                                                   FUNDS
                                                                  VARIABLE    DREYFUS
                                                                   SERIES    INVESTMENT
             AMERICAN CENTURY VARIABLE PORTFOLIOS                  TRUST     PORTFOLIOS
---------------------------------------------------------------  ----------  ----------
                                                                    CVP        SMALL      DREYFUS
                                                                  SELIGMAN      CAP        SOCIALLY    DREYFUS
               INCOME &    INFLATION                               GLOBAL      STOCK     RESPONSIBLE    STOCK
 BALANCED      GROWTH     PROTECTION  INTERNATIONAL     VALUE    TECHNOLOGY    INDEX       GROWTH       INDEX
----------------------------------------------------------------------------------------------------------------
$   24,085   $   51,339   $   19,116  $       9,494  $   71,630  $       --  $      976  $    13,313  $  154,728

    13,486       29,967       10,815         13,931      47,456      19,461       2,893       20,199      95,405
     1,618        3,596        1,298          1,671       5,695       2,335         347        2,424      11,448
----------------------------------------------------------------------------------------------------------------
    15,104       33,563       12,113         15,602      53,151      21,796       3,240       22,623     106,853
----------------------------------------------------------------------------------------------------------------
     8,981       17,776        7,003         (6,108)     18,479     (21,796)     (2,264)      (9,310)     47,875
----------------------------------------------------------------------------------------------------------------
    47,694      (46,725)      45,764        (60,974)   (202,602)     37,713      13,441       63,742      59,676
        --           --        2,495             --          --          --       1,133           --       7,892
        --           --       17,432             --          --       2,932       6,435           --     359,369
----------------------------------------------------------------------------------------------------------------
    47,694      (46,725)      65,691        (60,974)   (202,602)     40,645      21,009       63,742     426,937
----------------------------------------------------------------------------------------------------------------

    50,548      316,983      (22,197)       266,025     652,478      64,828       5,799      107,622     510,868
----------------------------------------------------------------------------------------------------------------
$  107,223   $  288,034   $   50,497  $     198,943  $  468,355  $   83,677  $   24,544  $   162,054  $  985,680
================================================================================================================

================================================================================

                                                                  COLUMBIA
                                                                   FUNDS
                                                                  VARIABLE    DREYFUS
                                                                   SERIES    INVESTMENT
             AMERICAN CENTURY VARIABLE PORTFOLIOS                  TRUST     PORTFOLIOS
------------------------------------------------------------     ----------  ----------
                                                                    CVP        SMALL      DREYFUS
                                                                  SELIGMAN      CAP        SOCIALLY    DREYFUS
              INCOME &     INFLATION                               GLOBAL      STOCK     RESPONSIBLE    STOCK
 BALANCED      GROWTH     PROTECTION  INTERNATIONAL    VALUE     TECHNOLOGY    INDEX       GROWTH       INDEX
---------------------------------------------------------------------------------------------------------------

$    8,981   $   17,776   $    7,003  $      (6,108) $   18,479  $  (21,796) $   (2,264) $    (9,310) $   47,875
    47,694      (46,725)      65,691        (60,974)   (202,602)     40,645      21,009       63,742     426,937

    50,548      316,983      (22,197)       266,025     652,478      64,828       5,799      107,622     510,868
----------------------------------------------------------------------------------------------------------------
   107,223      288,034       50,497        198,943     468,355      83,677      24,544      162,054     985,680
----------------------------------------------------------------------------------------------------------------

        --        9,541        2,875          6,536      16,235       5,026          --        2,232      17,710
  (124,712)    (322,128)    (175,223)      (178,527)   (338,976)    (61,144)    (10,930)    (148,908)   (627,511)
   574,367      361,789     (316,453)        59,250    (279,851)    (45,728)     36,321     (125,553)     54,698
----------------------------------------------------------------------------------------------------------------

   449,655       49,202     (488,801)      (112,741)   (602,592)   (101,846)     25,391     (272,229)   (555,103)
----------------------------------------------------------------------------------------------------------------
   556,878      337,236     (438,304)        86,202    (134,237)    (18,169)     49,935     (110,175)    430,577
----------------------------------------------------------------------------------------------------------------
   789,138    2,163,090    1,127,725      1,148,908   3,821,112   1,474,383     183,595    1,602,720   7,133,783
----------------------------------------------------------------------------------------------------------------
$1,346,016   $2,500,326   $  689,421  $   1,235,110  $3,686,875  $1,456,214  $  233,530  $ 1,492,545  $7,564,360
================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                               DREYFUS
                                                              VARIABLE
                                                             INVESTMENT             FEDERATED            GUGGENHEIM    VARIABLE
                                                                FUND            INSURANCE SERIES         INSURANCE     FUNDS (a)*
                                                             -------------   ------------------------   ---------------------------
                                                                               HIGH                        CLS            CLS
                                                             INTERNATIONAL    INCOME      MANAGED       ADVISORONE     ADVISORONE
                                                                 VALUE       BOND II    VOLATILITY II   AMERIGO (b)*  CLERMONT (b)*
                                                             ----------------------------------------------------------------------
Investment income:
  Income dividends from investments in
     portfolio shares .....................................  $      35,816   $118,349   $      29,521   $         --  $       1,294
Expenses:
  Mortality and expense risk fees .........................         15,429     19,280          13,102          2,731          1,032
  Administrative fees .....................................          1,851      2,314           1,572            328            124
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................         17,280     21,594          14,674          3,059          1,156
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................         18,536     96,755          14,847         (3,059)           138
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
  Net realized gains (losses) on sales of
     investments in portfolio shares ......................        (84,744)    65,976          35,735         (2,206)         3,996
  Net realized short-term capital gain
     distributions from investments in
     portfolio shares .....................................             --         --              --             --             --
  Net realized long-term capital gain
     distributions from investments in
     portfolio shares .....................................             --         --          59,282         12,197             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares ...................        (84,744)    65,976          95,017          9,991          3,996
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares .......................................        197,761     26,473          10,536         17,928          2,758
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          from operations .................................  $     131,553   $189,204   $     120,400   $     24,860  $       6,892
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                              DREYFUS
                                                             VARIABLE
                                                            INVESTMENT             FEDERATED           GUGGENHEIM     VARIABLE
                                                               FUND            INSURANCE SERIES         INSURANCE    FUNDS (a)*
                                                           -------------   -------------------------  ---------------------------
                                                                              HIGH                        CLS            CLS
                                                           INTERNATIONAL     INCOME      MANAGED       ADVISORONE     ADVISORONE
                                                               VALUE        BOND II    VOLATILITY II   AMERIGO (b)*  CLERMONT (b)*
                                                           -----------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................  $     18,536    $   96,755  $      14,847  $     (3,059)  $         138
  Net realized gain (loss) on investments in portfolio
    shares ..............................................       (84,744)       65,976         95,017         9,991           3,996
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ..................       197,761        26,473         10,536        17,928           2,758
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ......................................       131,553       189,204        120,400        24,860           6,892
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) ...        11,714            (8)        18,705            --              --
  Contract redemptions ..................................      (101,257)     (185,581)      (149,830)       (2,782)         (2,601)
  Net transfers (including mortality transfers) .........       (45,355)      (82,132)       139,934       (19,400)          2,268
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ..............................      (134,898)     (267,721)         8,809       (22,182)           (333)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .............        (3,345)      (78,517)       129,209         2,678           6,559
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of period .......................     1,268,988     1,566,895        961,262       211,907          72,515
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .......................  $  1,265,643    $1,488,378  $   1,090,471  $    214,585   $      79,074
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                          GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
--------------------------------------------------------------------------------------------------------
             RYDEX                     RYDEX     RYDEX                             RYDEX       RYDEX
  RYDEX      BASIC        RYDEX      CONSUMER    DOW 2X      RYDEX      RYDEX     ENERGY    EUROPE 1.25X
 BANKING   MATERIALS  BIOTECHNOLOGY  PRODUCTS   TRATEGY   ELECTRONICS   ENERGY   SERVICES     STRATEGY
  (c)*       (c)*          (c)*        (c)*       (c)*       (c)*        (c)*      (c)*         (c)*
--------------------------------------------------------------------------------------------------------

$     136  $      --  $          --  $   1,443  $     --  $        --  $     --  $      --  $        417

      906      4,704         11,608      2,020     3,721          985     9,092      8,804           439
      109        565          1,393        242       447          119     1,091      1,056            53
--------------------------------------------------------------------------------------------------------
    1,015      5,269         13,001      2,262     4,168        1,104    10,183      9,860           492
--------------------------------------------------------------------------------------------------------
     (879)    (5,269)       (13,001)      (819)   (4,168)      (1,104)  (10,183)    (9,860)          (75)
--------------------------------------------------------------------------------------------------------

    7,351   (119,977)       224,705     18,698    43,695      (12,138)   (5,529)  (228,106)       (6,360)

       19      9,967             --         --        --           --    21,211      1,637            --

       63     13,779             --         --        --           --    72,322     89,206            --
--------------------------------------------------------------------------------------------------------
    7,433    (96,231)       224,705     18,698    43,695      (12,138)   88,004   (137,263)       (6,360)
--------------------------------------------------------------------------------------------------------

    2,555    119,594        (25,673)    (5,510)   13,944          152   (75,273)   117,738        10,618
--------------------------------------------------------------------------------------------------------
$   9,109  $  18,094  $     186,031  $  12,369  $ 53,471  $   (13,090) $  2,548  $ (29,385) $      4,183
========================================================================================================

================================================================================

                           GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
----------------------------------------------------------------------------------------------------------
             RYDEX                     RYDEX     RYDEX                              RYDEX        RYDEX
  RYDEX      BASIC        RYDEX      CONSUMER    DOW 2X       RYDEX       RYDEX     ENERGY    EUROPE 1.25X
 BANKING   MATERIALS  BIOTECHNOLOGY  PRODUCTS   STRATEGY   ELECTRONICS   ENERGY    SERVICES     STRATEGY
  (c)*       (c)*         (c)*         (c)*       (c)*        (c)*        (c)*       (c)*         (c)*
----------------------------------------------------------------------------------------------------------
$    (879) $  (5,269) $     (13,001) $    (819) $  (4,168) $    (1,104) $ (10,183) $  (9,860) $        (75)
    7,433    (96,231)       224,705     18,698     43,695      (12,138)    88,004   (137,263)       (6,360)

    2,555    119,594        (25,673)    (5,510)    13,944          152    (75,273)   117,738        10,618
----------------------------------------------------------------------------------------------------------
    9,109     18,094        186,031     12,369     53,471      (13,090)     2,548    (29,385)        4,183
----------------------------------------------------------------------------------------------------------

      490        614            482        118         (1)         180        672        374            (2)
   (1,803)   (83,350)      (104,595)    (6,146)   (20,429)      (6,938)   (99,128)   (80,152)       (5,388)
   37,930    (88,496)       153,788   (147,540)  (173,289)      19,703    (67,208)   (93,146)       14,245
----------------------------------------------------------------------------------------------------------

   36,617   (171,232)        49,675   (153,568)  (193,719)      12,945   (165,664)  (172,924)        8,855
----------------------------------------------------------------------------------------------------------
   45,726   (153,138)       235,706   (141,199)  (140,248)        (145)  (163,116)  (202,309)       13,038
----------------------------------------------------------------------------------------------------------
   46,485    417,688        574,905    268,399    318,501        2,694    801,839    628,575        36,393
----------------------------------------------------------------------------------------------------------
$  92,211  $ 264,550  $     810,611  $ 127,200  $ 178,253  $     2,549  $ 638,723  $ 426,266  $     49,431
==========================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                              -------------------------------------------------------------------------
                                                                 RYDEX                                      RYDEX
                                                  RYDEX        GOVERNMENT      RYDEX                       INVERSE
                                                FINANCIAL    LONG BOND 1.2X   HEALTH        RYDEX           DOW 2X
                                              SERVICES (c)*  STRATEGY (c)*   CARE (c)*  INTERNET (c)*    STRATEGY (c)*
                                              -------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares .......................  $         205  $        2,947  $      --  $           --  $            --
Expenses:
  Mortality and expense risk fees ..........            938           5,491      3,463             826            1,055
  Administrative fees ......................            113             659        415              99              127
-----------------------------------------------------------------------------------------------------------------------
    Total expenses .........................          1,051           6,150      3,878             925            1,182
-----------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ......           (846)         (3,203)    (3,878)           (925)          (1,182)
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ........         (1,084)        (12,676)    13,336          (2,852)          (1,675)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares .......................             --          47,856         --              --               --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .......................             --          18,918         --          16,206               --
-----------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares ....         (1,084)         54,098     13,336          13,354           (1,675)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares .........................         12,415        (100,459)    22,164          (5,873)         (20,789)
-----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets from operations ...........  $      10,485  $      (49,564) $  31,622  $        6,556  $       (23,646)
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                              -----------------------------------------------------------------------
                                                                 RYDEX                                      RYDEX
                                                  RYDEX        GOVERNMENT     RYDEX                        INVERSE
                                                FINANCIAL    LONG BOND 1.2X   HEALTH         RYDEX         DOW 2X
                                              SERVICES (c)*   STRATEGY (c)*  CARE (c)*  INTERNET (c)*   STRATEGY (c)*
                                              -----------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..........  $        (846) $       (3,203) $  (3,878) $         (925) $      (1,182)
  Net realized gain (loss) on investments
    in portfolio shares ....................         (1,084)         54,098     13,336          13,354         (1,675)
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .......................         12,415        (100,459)    22,164          (5,873)       (20,789)
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations ........................         10,485         (49,564)    31,622           6,556        (23,646)
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
    breakage) ..............................            950             269        694              --             --
  Contract redemptions .....................        (12,999)        (42,589)   (54,097)           (546)          (953)
  Net transfers (including mortality
     transfers) ............................        205,271      (1,058,710)   174,864           2,270              0
    Net increase (decrease) in net assets
      from contract owners' transactions ...        193,222      (1,101,030)   121,461           1,724           (953)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets .............................        203,707      (1,150,594)   153,083           8,280        (24,599)
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............         30,279       1,398,165    148,862          51,096        100,935
---------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..........  $     233,986  $      247,571  $ 301,945  $       59,376  $      76,336
=====================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
RYDEX INVERSE      RYDEX           RYDEX         RYDEX      RYDEX                                                 RYDEX
 GOVERNMENT       INVERSE         INVERSE       INVERSE     JAPAN                    RYDEX                       NASDAQ-
  LONG BOND    NASDAQ-100(R)  RUSSELL 2000(R)   S&P 500       2X        RYDEX    MID CAP 1.5X       RYDEX       100(R) 2X
  STRATEGY       STRATEGY        STRATEGY      STRATEGY    STRATEGY    LEISURE     STRATEGY     NASDAQ-100(R)    STRATEGY
    (c)*           (c)*            (c)*          (c)*        (c)*       (c)*         (c)*           (c)*           (c)*
---------------------------------------------------------------------------------------------------------------------------
$          --  $          --  $            --  $      --  $       --  $      --  $          --  $          --  $         --

            3             75               31      2,068         546        895          3,116         14,686        10,334
           --              9                3        249          66        107            374          1,763         1,240
---------------------------------------------------------------------------------------------------------------------------
            3             84               34      2,317         612      1,002          3,490         16,449        11,574
---------------------------------------------------------------------------------------------------------------------------
           (3)           (84)             (34)    (2,317)       (612)    (1,002)        (3,490)       (16,449)      (11,574)
---------------------------------------------------------------------------------------------------------------------------

           (4)           (22)              (6)   (35,203)        709      5,943         16,607        110,508        96,235

           --             --               --         --          --         --             --             --            --

           --             --               --         --          --         --             --             --            --
---------------------------------------------------------------------------------------------------------------------------
           (4)           (22)              (6)   (35,203)        709      5,943         16,607        110,508        96,235
---------------------------------------------------------------------------------------------------------------------------

          (10)        (1,304)            (492)     2,743       4,307      6,796         21,727         46,330        26,591
---------------------------------------------------------------------------------------------------------------------------
$         (17) $      (1,410) $          (532) $ (34,777) $    4,404  $  11,737  $      34,844  $     140,389  $    111,252
===========================================================================================================================

================================================================================

                                   GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
RYDEX INVERSE      RYDEX           RYDEX         RYDEX      RYDEX                                                 RYDEX
 GOVERNMENT       INVERSE         INVERSE       INVERSE     JAPAN                    RYDEX                       NASDAQ-
  LONG BOND    NASDAQ-100(R)  RUSSELL 2000(R)   S&P 500       2X        RYDEX    MID CAP 1.5X       RYDEX       100(R) 2X
  STRATEGY       STRATEGY        STRATEGY      STRATEGY    STRATEGY    LEISURE     STRATEGY     NASDAQ-100(R)    STRATEGY
    (c)*           (c)*            (c)*          (c)*        (c)*       (c)*         (c)*           (c)*           (c)*
---------------------------------------------------------------------------------------------------------------------------
$          (3) $         (84) $           (34) $  (2,317) $     (612) $  (1,002) $      (3,490) $     (16,449) $    (11,574)
           (4)           (22)              (6)   (35,203)        709      5,943         16,607        110,508        96,235

          (10)        (1,304)            (492)     2,743       4,307      6,796         21,727         46,330        26,591
---------------------------------------------------------------------------------------------------------------------------
          (17)        (1,410)            (532)   (34,777)      4,404     11,737         34,844        140,389       111,252
---------------------------------------------------------------------------------------------------------------------------

           --             (1)              (1)       749           1         --              1          2,138            --
           (6)            --               --     (6,098)    (15,591)    (1,062)       (10,195)       (93,692)      (50,834)
            0              0                0     67,986      13,573     20,333         48,329        187,346        50,596
---------------------------------------------------------------------------------------------------------------------------

           (6)            (1)              (1)    62,637      (2,017)    19,271         38,135         95,792          (238)
---------------------------------------------------------------------------------------------------------------------------
          (23)        (1,411)            (533)    27,860       2,387     31,008         72,979        236,181       111,014
---------------------------------------------------------------------------------------------------------------------------
          224          7,130            2,760    170,468      38,015     35,014        151,893        944,728       409,863
---------------------------------------------------------------------------------------------------------------------------
$         201  $       5,719  $         2,227  $ 198,328  $   40,402  $  66,022  $     224,872  $   1,180,909  $    520,877
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                --------------------------------------------------------------------
                                                                                                           RYDEX
                                                                RYDEX        RYDEX                        RUSSELL
                                                   RYDEX       PRECIOUS       REAL          RYDEX      2000(R) 1.5X
                                                  NOVA (c)*  METALS (c)*  ESTATE (c)*  RETAILING (c)*  STRATEGY (c)*
                                                --------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares .........................  $       --   $        --  $     8,132  $           --  $          --
Expenses:
  Mortality and expense risk fees ............        7,309       11,226        3,782             686          2,469
  Administrative fees ........................          877        1,347          454              83            296
--------------------------------------------------------------------------------------------------------------------
    Total expenses ...........................        8,186       12,573        4,236             769          2,765
--------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........       (8,186)     (12,573)       3,896            (769)        (2,765)
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ..........       46,800     (175,114)      15,507           8,419         (2,888)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares .........................           --           --           --              --             --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .........................           --       73,356           --              --             --
--------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ..................       46,800     (101,758)      15,507           8,419         (2,888)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ...........................       59,793       51,883        1,444          (3,078)        29,032
--------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ....................  $    98,407  $   (62,448) $    20,847  $        4,572  $      23,379
=====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                --------------------------------------------------------------------
                                                                                                           RYDEX
                                                                RYDEX        RYDEX                        RUSSELL
                                                   RYDEX       PRECIOUS       REAL          RYDEX      2000(R) 1.5X
                                                  NOVA (c)*  METALS (c)*  ESTATE (c)*  RETAILING (c)*  STRATEGY (c)*
                                                --------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............  $    (8,186) $   (12,573) $     3,896  $         (769) $      (2,765)
  Net realized gain (loss) on investments in
    portfolio shares .........................       46,800     (101,758)      15,507           8,419         (2,888)
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .........................       59,793       51,883        1,444          (3,078)        29,032
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ......................       98,407      (62,448)      20,847           4,572         23,379
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
    breakage) ................................          238        2,524          748               2              1
  Contract redemptions .......................      (54,638)     (64,705)     (98,779)         (3,781)        (6,860)
  Net transfers (including mortality
    transfers) ...............................      303,420     (216,965)     221,149         119,287         27,222
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .....      249,020     (279,146)     123,118         115,508         20,363
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..      347,427     (341,594)     143,965         120,080         43,742
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............      381,810    1,044,310      152,610          41,457        121,264
--------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............  $   729,237  $   702,716  $   296,575  $      161,537      $ 165,006
====================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                 RYDEX        RYDEX       RYDEX         RYDEX        RYDEX        RYDEX
    RYDEX       S&P 500      S&P 500    S&P MIDCAP   S&P MIDCAP  S&P SMALLCAP  S&P SMALLCAP                          RYDEX
 S&P 500 2X       PURE         PURE      400 PURE     400 PURE     600 PURE      600 PURE         RYDEX               TELE-
STRATEGY (c)*  GROWTH (c)*  VALUE (c)*  GROWTH (c)*  VALUE (c)*   GROWTH (c)*    VALUE (c)*  TECHNOLOGY (c)*  COMMUNICATIONS (c)*
---------------------------------------------------------------------------------------------------------------------------------
$          --  $       --  $     1,232  $        --  $       --  $        --   $         --  $            --  $             2,571

        4,741        5,178       3,337        3,660       3,261        2,858          5,226            2,442                1,204
          569          621         400          439         391          343            628              293                  144
---------------------------------------------------------------------------------------------------------------------------------
        5,310        5,799       3,737        4,099       3,652        3,201          5,854            2,735                1,348
---------------------------------------------------------------------------------------------------------------------------------
       (5,310)      (5,799)     (2,505)      (4,099)     (3,652)      (3,201)        (5,854)          (2,735)               1,223
---------------------------------------------------------------------------------------------------------------------------------

       38,602       19,852      11,271        2,766      16,039       21,694        (25,187)           2,389              (12,346)

           --           --          --           --          --           --             --               --                   --
           --        3,287          --       56,991          --           --             --           26,201                   --
           --
       38,602       23,139      11,271       59,757      16,039       21,694        (25,187)          28,590              (12,346)
---------------------------------------------------------------------------------------------------------------------------------

       58,093       31,526      30,897      (15,970)     27,932       11,226         39,665           (8,341)              12,190
---------------------------------------------------------------------------------------------------------------------------------
$      91,385  $    48,866 $    39,663  $    39,688  $   40,319  $    29,719 $        8,624  $        17,514  $             1,067
=================================================================================================================================

================================================================================

                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                 RYDEX        RYDEX       RYDEX         RYDEX        RYDEX        RYDEX
    RYDEX       S&P 500      S&P 500    S&P MIDCAP   S&P MIDCAP  S&P SMALLCAP  S&P SMALLCAP                          RYDEX
 S&P 500 2X       PURE         PURE      400 PURE     400 PURE     600 PURE      600 PURE         RYDEX               TELE-
STRATEGY (c)*  GROWTH (c)*  VALUE (c)*  GROWTH (c)*  VALUE (c)*   GROWTH (c)*    VALUE (c)*  TECHNOLOGY (c)*  COMMUNICATIONS (c)*
---------------------------------------------------------------------------------------------------------------------------------
$      (5,310) $    (5,799) $   (2,505) $    (4,099) $   (3,652) $     (3,201) $     (5,854) $        (2,735) $             1,223

       38,602       23,139      11,271       59,757      16,039        21,694       (25,187)          28,590              (12,346)

       58,093       31,526      30,897      (15,970)     27,932        11,226        39,665           (8,341)              12,190
---------------------------------------------------------------------------------------------------------------------------------
       91,385       48,866      39,663       39,688      40,319        29,719         8,624           17,514                1,067
---------------------------------------------------------------------------------------------------------------------------------

       23,590           (1)         --           (2)         (1)        1,998         2,153              681                  180
      (19,330)     (21,169)    (19,202)     (13,222)     (8,493)      (13,650)      (34,317)         (14,535)              (9,193)
     (265,220)       2,144      40,200       41,772      17,706      (399,128)       58,288          (34,818)              48,987
---------------------------------------------------------------------------------------------------------------------------------

     (260,960)     (19,026)     20,998       28,548       9,212      (410,780)       26,124          (48,672)              39,974
---------------------------------------------------------------------------------------------------------------------------------
     (169,575)      29,840      60,661       68,236      49,531      (381,061)       34,748          (31,158)              41,041
---------------------------------------------------------------------------------------------------------------------------------
      342,793      403,490     214,571      262,259     253,800       502,746       253,523          169,645               65,599
---------------------------------------------------------------------------------------------------------------------------------
$     173,218  $   433,330  $  275,232  $   330,495  $  303,331  $    121,685  $    288,271  $       138,487  $           106,640
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                           INVESCO
                                                                                                                          VARIABLE
                                                                                                                          INSURANCE
                                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)            FUNDS
                                                    ------------------------------------------------------------------   ----------
                                                                          RYDEX U.S.
                                                                          GOVERNMENT                         U.S.
                                                           RYDEX             MONEY          RYDEX         LONG SHORT        CORE
                                                    TRANSPORTATION (c)*   MARKET (c)*   UTILITIES (c)*   MOMENTUM (b)*     EQUITY
                                                    -------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ...........................   $                --   $        41   $       13,194   $          --   $    7,865
Expenses:
   Mortality and expense risk fees ..............                   913        14,169            6,406           2,218        9,932
   Administrative fees ..........................                   110         1,700              768             266        1,192
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................                 1,023        15,869            7,174           2,484       11,124
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..........                (1,023)      (15,828)           6,020          (2,484)      (3,259)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ............                 6,010            --           28,967          (6,990)      34,330
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ...........................                    --             4               --              --           --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ...........................                    --            --               --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .........................                 6,010             4           28,967          (6,990)      34,330
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
   portfolio shares .............................                 3,528            --          (43,871)         16,690       62,736
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ........................   $             8,515   $   (15,824)  $       (8,884)  $       7,216   $   93,807
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                           INVESCO
                                                                                                                          VARIABLE
                                                                                                                          INSURANCE
                                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)            FUNDS
                                                    ------------------------------------------------------------------   ----------
                                                                          RYDEX U.S.
                                                                          GOVERNMENT                         U.S.
                                                           RYDEX             MONEY          RYDEX         LONG SHORT        CORE
                                                    TRANSPORTATION (c)*   MARKET (c)*   UTILITIES (c)*   MOMENTUM (b)*     EQUITY
                                                    -------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............   $            (1,023)  $   (15,828)  $        6,020   $      (2,484)  $   (3,259)
   Net realized gain (loss) on investments in
     portfolio shares ...........................                 6,010             4           28,967          (6,990)      34,330
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ...........................                 3,528            --          (43,871)         16,690       62,736
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ........................                 8,515       (15,824)          (8,884)          7,216       93,807
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ..................................                    --            (1)             535              --        2,000
   Contract redemptions .........................                (7,714)     (161,418)         (50,931)       (100,321)     (80,788)
   Net transfers (including mortality
     transfers) .................................                (6,129)     (519,109)        (278,010)         (2,394)       6,329
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .......               (13,843)     (680,528)        (328,406)       (102,715)     (72,459)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....                (5,328)     (696,352)        (337,290)        (95,499)      21,348
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................                62,191     1,611,580          788,508         241,331      782,479
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............   $            56,863   $   915,228   $      451,218   $     145,832   $  803,827
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                      JANUS ASPEN
                                                                                                                        SERIES-
                                INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                         INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------   -------------
                 GLOBAL       GLOBAL                     MID CAP                                  VAN KAMPEN VI
 DIVERSIFIED     HEALTH        REAL          HIGH         CORE         MONEY                          VALUE
DIVIDEND (d)*     CARE        ESTATE         YIELD       EQUITY     MARKET (e)*    TECHNOLOGY   OPPORTUNITIES (f)*   ENTERPRISE
----------------------------------------------------------------------------------------------------------------------------------

$       3,548   $      --   $     6,144   $   135,561   $      --   $      1,930   $       --   $            6,091   $          --

        3,257       6,645        14,259        33,031       3,070         97,613        1,631                6,206          94,084
          390         798         1,711         3,964         368         11,714          195                  744          11,290
----------------------------------------------------------------------------------------------------------------------------------
        3,647       7,443        15,970        36,995       3,438        109,327        1,826                6,950         105,374
----------------------------------------------------------------------------------------------------------------------------------
          (99)     (7,443)       (9,826)       98,566      (3,438)      (107,397)      (1,826)                (859)       (105,374)
----------------------------------------------------------------------------------------------------------------------------------

       42,865      83,156      (197,650)       (2,187)     15,161             --        3,728               11,449         495,916

           --          --            --            --          --             --           --                   --              --

           --          --            --            --       1,940             --           --                   --              --
----------------------------------------------------------------------------------------------------------------------------------
       42,865      83,156      (197,650)       (2,187)     17,101             --        3,728               11,449         495,916
----------------------------------------------------------------------------------------------------------------------------------

         (971)     18,384       467,339       278,158       9,480             --        9,810               57,887         688,871
----------------------------------------------------------------------------------------------------------------------------------
$      41,795   $  94,097   $   259,863   $   374,537   $  23,143   $   (107,397)  $   11,712   $           68,477   $   1,079,413
==================================================================================================================================

================================================================================

                                                                                                                      JANUS ASPEN
                                                                                                                        SERIES-
                                INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                         INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------   -------------
                 GLOBAL       GLOBAL                     MID CAP                                  VAN KAMPEN VI
 DIVERSIFIED     HEALTH        REAL          HIGH         CORE         MONEY                          VALUE
DIVIDEND (d)*     CARE        ESTATE         YIELD       EQUITY     MARKET (e)*    TECHNOLOGY   OPPORTUNITIES (f)*   ENTERPRISE
----------------------------------------------------------------------------------------------------------------------------------

$         (99)     (7,443)  $    (9,826)  $    98,566   $  (3,438)  $   (107,397)  $   (1,826)  $             (859)  $    (105,374)
       42,865      83,156      (197,650)       (2,187)     17,101             --        3,728               11,449         495,916

         (971)     18,384       467,339       278,158       9,480             --        9,810               57,887         688,871
----------------------------------------------------------------------------------------------------------------------------------
       41,795      94,097       259,863       374,537      23,143       (107,397)      11,712               68,477       1,079,413
----------------------------------------------------------------------------------------------------------------------------------

          530       3,348           675        13,500         496        159,001           (1)                  --          16,081
      (40,151)    (72,902)     (106,641)     (249,400)    (51,180)    (1,166,644)     (12,616)             (31,442)       (764,578)
     (125,120)     57,203        51,940       280,336      (1,693)    13,842,649        5,511               10,370        (257,085)
----------------------------------------------------------------------------------------------------------------------------------

     (164,741)    (12,351)      (54,026)       44,436     (52,377)    12,835,006       (7,106)             (21,072)     (1,005,582)
----------------------------------------------------------------------------------------------------------------------------------
     (122,946)     81,746       205,837       418,973     (29,234)    12,727,609        4,606               47,405          73,831
----------------------------------------------------------------------------------------------------------------------------------
      301,524     535,193     1,043,176     2,421,803     261,632             --      122,180              447,909       7,230,186
----------------------------------------------------------------------------------------------------------------------------------
$     178,578   $ 616,939   $ 1,249,013   $ 2,840,776   $ 232,398   $ 12,727,609   $  126,786   $          495,314   $   7,304,017
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 JANUS ASPEN SERIES-                             LAZARD
                                                              INSTITUTIONAL (CONTINUED)                    RETIREMENT SERIES
                                                    ---------------------------------------------   ------------------------------
                                                                                                      EMERGING
                                                                                                       MARKETS       INTERNATIONAL
                                                        JANUS          OVERSEAS       WORLDWIDE        EQUITY            EQUITY
                                                    -------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ...........................   $       36,843   $      10,848   $     40,646   $      22,834   $         6,918
Expenses:
   Mortality and expense risk fees ..............           84,682          21,235         59,063          18,783             5,330
   Administrative fees ..........................           10,162           2,548          7,088           2,254               639
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................           94,844          23,783         66,151          21,037             5,969
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..........          (58,001)        (12,935)       (25,505)          1,797               949
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ............          284,080         (26,111)        19,002          (3,650)           (1,799)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ...........................               --              --             --              --                --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ...........................          115,000         170,159             --          16,578                --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares ........          399,080         144,048         19,002          12,928            (1,799)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ........................................          714,496          13,651        774,783         217,949            70,339
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
           assets from operations ...............   $    1,055,575   $     144,764   $    768,280   $     232,674   $        69,489
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 JANUS ASPEN SERIES-                             LAZARD
                                                              INSTITUTIONAL (CONTINUED)                    RETIREMENT SERIES
                                                    ---------------------------------------------   -------------------------------
                                                                                                      EMERGING
                                                                                                       MARKETS       INTERNATIONAL
                                                        JANUS          OVERSEAS       WORLDWIDE        EQUITY            EQUITY
                                                    -------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............   $      (58,001)  $     (12,935)  $    (25,505)  $       1,797   $           949
   Net realized gain (loss) on investments in
     portfolio shares ...........................          399,080         144,048         19,002          12,928            (1,799)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .....................................          714,496          13,651        774,783         217,949            70,339
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ........................        1,055,575         144,764        768,280         232,674            69,489
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ..................................           21,752           3,644         16,616           1,131               216
   Contract redemptions .........................         (793,887)       (221,614)      (411,267)       (255,309)          (34,055)
   Net transfers (including mortality
     transfers) .................................         (252,687)       (250,953)       (74,633)        206,644           (38,620)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ............       (1,024,822)       (468,923)      (469,284)        (47,534)          (72,459)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....           30,753        (324,159)       298,996         185,140            (2,970)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................        6,445,199       1,803,173      4,431,073       1,298,509           450,132
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............   $    6,475,952   $   1,479,014   $  4,730,069   $   1,483,649   $       447,162
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

    LAZARD RETIREMENT                                                                   LEGG MASON PARTNERS     LORD ABBETT
   SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST           VARIABLE INCOME TRUST    SERIES FUND
-------------------------   -------------------------------------------------------   -----------------------   -----------
     US                                   CLEARBRIDGE   CLEARBRIDGE                     WESTERN      WESTERN
 SMALL-MID         US       CLEARBRIDGE      EQUITY     FUNDAMENTAL    CLEARBRIDGE       ASSET        ASSET
     CAP        STRATEGIC   AGGRESSIVE       INCOME       ALL CAP       LARGE CAP     GLOBAL HIGH   STRATEGIC     CAPITAL
   EQUITY        EQUITY       GROWTH        BUILDER        VALUE          GROWTH      YIELD BOND      BOND       STRUCTURE
---------------------------------------------------------------------------------------------------------------------------

$          --   $   5,708   $       628   $     6,160   $      1,170   $      1,344   $     7,966   $  25,752   $     6,099

       17,467       6,383         2,801         2,402            935          1,972         1,442      10,978         2,634
        2,096         766           336           289            112            237           173       1,318           316
---------------------------------------------------------------------------------------------------------------------------
       19,563       7,149         3,137         2,691          1,047          2,209         1,615      12,296         2,950
---------------------------------------------------------------------------------------------------------------------------
      (19,563)     (1,441)       (2,509)        3,469            123           (865)        6,351      13,456         3,149
---------------------------------------------------------------------------------------------------------------------------

      (29,242)     (6,600)       18,993        16,025          9,621         14,371        (2,158)     25,821        10,302

       62,373          --            --            --             --          1,198            --          --            --

      314,592          --         5,734            --             --         11,270            --          --            --
---------------------------------------------------------------------------------------------------------------------------
      347,723      (6,600)       24,727        16,025          9,621         26,839        (2,158)     25,821        10,302
---------------------------------------------------------------------------------------------------------------------------

     (214,894)     67,135         6,050         4,581           (672)         3,338        13,353      14,624         8,443
---------------------------------------------------------------------------------------------------------------------------
$     113,266   $  59,094   $    28,268   $    24,075   $      9,072   $     29,312   $    17,546   $  53,901   $    21,894
===========================================================================================================================

================================================================================

    LAZARD RETIREMENT                                                                   LEGG MASON PARTNERS     LORD ABBETT
   SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST           VARIABLE INCOME TRUST    SERIES FUND
-------------------------   -------------------------------------------------------   -----------------------   -----------
     US                                   CLEARBRIDGE   CLEARBRIDGE                     WESTERN      WESTERN
 SMALL-MID         US       CLEARBRIDGE      EQUITY     FUNDAMENTAL    CLEARBRIDGE       ASSET        ASSET
     CAP        STRATEGIC   AGGRESSIVE       INCOME       ALL CAP       LARGE CAP     GLOBAL HIGH   STRATEGIC     CAPITAL
   EQUITY        EQUITY       GROWTH        BUILDER        VALUE          GROWTH      YIELD BOND      BOND       STRUCTURE
---------------------------------------------------------------------------------------------------------------------------

$     (19,563)  $  (1,441)  $    (2,509)  $     3,469   $        123   $       (865)  $     6,351   $  13,456   $     3,149
      347,723      (6,600)       24,727        16,025          9,621         26,839        (2,158)     25,821        10,302

     (214,894)     67,135         6,050         4,581           (672)         3,338        13,353      14,624         8,443
---------------------------------------------------------------------------------------------------------------------------
      113,266      59,094        28,268        24,075          9,072         29,312        17,546      53,901        21,894
---------------------------------------------------------------------------------------------------------------------------

       11,046         148             1            --             --              2            --      37,923             1
     (130,799)    (26,319)       (9,902)      (34,445)        (4,327)       (81,940)      (21,529)    (93,586)       (7,208)
      (40,837)     (9,152)      (51,345)       40,128        (15,041)       131,568        (4,122)   (221,640)      (23,048)
---------------------------------------------------------------------------------------------------------------------------

     (160,590)    (35,323)      (61,246)        5,683        (19,368)        49,630       (25,651)   (277,303)      (30,255)
---------------------------------------------------------------------------------------------------------------------------
      (47,324)     23,771       (32,978)       29,758        (10,296)        78,942        (8,105)   (223,402)       (8,361)
---------------------------------------------------------------------------------------------------------------------------
    1,359,574     492,543       185,271       144,605         80,406        123,795       119,520     957,694       212,050
---------------------------------------------------------------------------------------------------------------------------
$   1,312,250   $ 516,314   $   152,293   $   174,363   $     70,110   $    202,737   $   111,415   $ 734,292   $   203,689
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                     LORD ABBETT
                                                     SERIES FUND
                                                     (CONTINUED)               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                    --------------   --------------------------------------------------------------
                                                        GROWTH                                         MID CAP           SHORT
                                                         AND           LARGE CAP       MID CAP        INTRINSIC         DURATION
                                                        INCOME        VALUE (g)*        GROWTH       VALUE (h)*           BOND
                                                    -------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ...........................   $       36,705   $       5,404   $         --   $       5,198   $        64,043
Expenses:
   Mortality and expense risk fees ..............           47,854          17,413          5,868          11,075            27,330
   Administrative fees ..........................            5,742           2,090            704           1,329             3,280
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses .............................           53,596          19,503          6,572          12,404            30,610
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..........          (16,891)        (14,099)        (6,572)         (7,206)           33,433
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
     investments in portfolio shares ............         (117,686)         99,374         11,532          20,640           (41,986)
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares ......................................               --              --             --              --                --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ............................               --              --             --         223,784                --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ....................         (117,686)         99,374         11,532         244,424           (41,986)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ........................................          519,079          98,179         47,454        (126,403)           77,728
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations .......................   $      384,502   $     183,454   $     52,414   $     110,815   $        69,175
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                     LORD ABBETT
                                                     SERIES FUND
                                                     (CONTINUED)               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                    --------------   --------------------------------------------------------------
                                                        GROWTH                                         MID CAP           SHORT
                                                         AND           LARGE CAP       MID CAP        INTRINSIC         DURATION
                                                        INCOME        VALUE (g)*        GROWTH       VALUE (h)*           BOND
                                                    -------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............   $      (16,891)  $     (14,099)  $     (6,572)  $      (7,206)  $        33,433
   Net realized gain (loss) on investments in
     portfolio shares ...........................         (117,686)         99,374         11,532         244,424           (41,986)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .....................................          519,079          98,179         47,454        (126,403)           77,728
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ........................          384,502         183,454         52,414         110,815            69,175
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ..................................            3,921          10,561         10,411             176            62,167
   Contract redemptions .........................         (366,629)       (132,187)       (39,194)        (11,756)         (299,828)
   Net transfers (including mortality
     transfers) .................................         (112,375)       (193,281)      (248,746)        (86,433)         (406,964)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ............         (475,083)       (314,907)      (277,529)        (98,013)         (644,625)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..          (90,581)       (131,453)      (225,115)         12,802          (575,450)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................        3,821,608       1,446,742        538,454         861,938         2,261,665
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ............   $    3,731,027   $   1,315,289   $    313,339   $     874,740   $     1,686,215
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

 NEBUERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)        NORTHERN LIGHTS VARIABLE TRUST                   PIMCO VARIABLE INSURANCE TRUST
----------------------------   ----------------------------------------   ----------------------------------------------------
                                                                                                                     FOREIGN
                                                               JNF                       COMMODITY-    EMERGING       BOND
 SMALL-CAP        SOCIALLY         JNF           JNF          MONEY           ALL        REALRETURN     MARKETS    US DOLLAR-
   GROWTH        RESPONSIVE     BALANCED       EQUITY      MARKET (i)*       ASSET        STRATEGY       BOND        HEDGED
------------------------------------------------------------------------------------------------------------------------------

$          --   $        80    $    55,609   $    18,249   $         73   $     45,297   $     3,759   $   3,034   $       745

        1,449           420         58,509        48,346         60,174         10,479         1,736         774           412
          174            50          7,021         5,801          7,221          1,257           208          93            50
------------------------------------------------------------------------------------------------------------------------------
        1,623           470         65,530        54,147         67,395         11,736         1,944         867           462
------------------------------------------------------------------------------------------------------------------------------
       (1,623)         (390)        (9,921)      (35,898)       (67,322)        33,561         1,815       2,167           283
------------------------------------------------------------------------------------------------------------------------------
           79            55         64,217       (27,276)            --          4,952        (8,441)        123            29

           --            --             --            --             --             --         3,931          --         1,057

           --            --             --            --             --             --           474          --           116
------------------------------------------------------------------------------------------------------------------------------
           79            55         64,217       (27,276)            --          4,952        (4,036)        123         1,202
------------------------------------------------------------------------------------------------------------------------------

       14,872         2,881        354,539       608,070             --         66,623         7,779       6,918         1,426
------------------------------------------------------------------------------------------------------------------------------
$      13,328   $     2,546    $   408,835   $   544,896   $    (67,322)  $    105,136   $     5,558   $   9,208   $     2,911
==============================================================================================================================

================================================================================

 NEBUERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)        NORTHERN LIGHTS VARIABLE TRUST                   PIMCO VARIABLE INSURANCE TRUST
----------------------------   ----------------------------------------   ----------------------------------------------------
                                                                                                                     FOREIGN
                                                               JNF                       COMMODITY-    EMERGING       BOND
 SMALL-CAP        SOCIALLY         JNF           JNF          MONEY           ALL        REALRETURN     MARKETS    US DOLLAR-
   GROWTH        RESPONSIVE     BALANCED       EQUITY      MARKET (i)*       ASSET        STRATEGY       BOND        HEDGED
------------------------------------------------------------------------------------------------------------------------------

$      (1,623)  $      (390)  $     (9,921)  $   (35,898)  $    (67,322)  $     33,561   $     1,815   $   2,167   $       283
           79            55         64,217       (27,276)            --          4,952        (4,036)        123         1,202

       14,872         2,881        354,539       608,070             --         66,623         7,779       6,918         1,426
------------------------------------------------------------------------------------------------------------------------------
       13,328         2,546        408,835       544,896        (67,322)       105,136         5,558       9,208         2,911
------------------------------------------------------------------------------------------------------------------------------

           --            --         24,034        11,585         (4,763)            (1)            1          --             1
      (74,933)          (15)      (471,863)     (460,794)      (758,679)       (20,674)      (14,550)     (1,438)       (2,079)
      (51,676)        1,827       (254,453)      (23,828)   (12,259,895)       140,644       (15,304)          0             0
------------------------------------------------------------------------------------------------------------------------------

     (126,609)        1,812       (702,282)     (473,037)   (13,023,337)       119,969       (29,853)     (1,438)       (2,078)
------------------------------------------------------------------------------------------------------------------------------
     (113,281)        4,358       (293,447)       71,859    (13,090,659)       225,105       (24,295)      7,770           833
------------------------------------------------------------------------------------------------------------------------------
      168,788        27,708      4,713,909     3,771,098     13,090,659        700,998       150,521      57,189        32,435
------------------------------------------------------------------------------------------------------------------------------
$      55,507   $    32,066   $  4,420,462   $ 3,842,957   $         --   $    926,103   $   126,226   $  64,959   $    33,268
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                  PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                         ---------------------------------------------------------
                                                                          GLOBAL
                                                                           BOND       HIGH       REAL         SHORT-       TOTAL
                                                                         UNHEDGED     YIELD      RETURN        TERM       RETURN
                                                                         ---------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $  11,755   $ 4,293   $    32,936   $  6,552   $  124,851
Expenses:
   Mortality and expense risk fees ...................................       8,987       932        38,531      9,249       61,086
   Administrative fees ...............................................       1,078       111         4,623      1,110        7,330
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................................      10,065     1,043        43,154     10,359       68,416
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................       1,690     3,250       (10,218)    (3,807)      56,435
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ................................................       9,996        (1)      131,543      1,025       40,264
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............................      28,231        --       135,077      1,187       94,763
   Net realized long-term capital gain distributions from
     investments in portfolio shares .................................      10,902        --        13,252        212        2,744
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ............................................      49,129        (1)      279,872      2,424      137,771
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...................................     (13,632)    5,637       (51,251)    11,225      172,566
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ................................................   $  37,187   $ 8,886   $   218,403   $  9,842   $  366,772
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                         ---------------------------------------------------------
                                                                          GLOBAL
                                                                           BOND       HIGH         REAL       SHORT-       TOTAL
                                                                         UNHEDGED     YIELD       RETURN       TERM       RETURN
                                                                         ---------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $   1,690   $ 3,250   $   (10,218)  $ (3,807)  $   56,435
   Net realized gain (loss) on investments in portfolio
     shares ..........................................................      49,129        (1)      279,872      2,424      137,771
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..............................     (13,632)    5,637       (51,251)    11,225      172,566
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ..................................................      37,187     8,886       218,403      9,842      366,772
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         296        (3)        1,895         (5)       8,128
   Contract redemptions ..............................................     (99,112)   (2,053)     (209,731)   (37,204)    (391,776)
   Net transfers (including mortality transfers) .....................      81,788    (3,310)      (79,871)    42,759    1,353,433
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................................     (17,028)   (5,366)     (287,707)     5,550      969,785
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........................      20,159     3,520       (69,304)    15,392    1,336,557
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     776,202    73,040     3,368,158    736,984    4,281,581
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................................   $ 796,361   $76,560   $ 3,298,854   $752,376   $5,618,138
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                            THIRD
                                                                                            AVENUE
                                                                                           VARIABLE
           PIONEER VARIABLE CONTRACTS TRUST                    ROYCE CAPITAL FUND        SERIES TRUST     VAN ECK VIP TRUST
-------------------------------------------------------    ---------------------------   -----------   -----------------------
   EQUITY                         HIGH        MID CAP                                                  EMERGING      GLOBAL
   INCOME           FUND          YIELD        VALUE        MICRO-CAP      SMALL-CAP        VALUE       MARKETS       BOND
------------------------------------------------------------------------------------------------------------------------------

$      40,325   $      2,809   $    19,995   $      802    $         --   $      1,290   $     7,714   $      --   $    26,779

       14,747          2,744         4,783        1,161          10,683         15,143        11,381      35,082        14,262
        1,770            329           574          139           1,282          1,818         1,366       4,210         1,711
------------------------------------------------------------------------------------------------------------------------------
       16,517          3,073         5,357        1,300          11,965         16,961        12,747      39,292        15,973
------------------------------------------------------------------------------------------------------------------------------
       23,808           (264)       14,638         (498)        (11,965)       (15,671)       (5,033)    (39,292)       10,806
------------------------------------------------------------------------------------------------------------------------------

      107,339            842           819        3,130          20,338        102,858      (200,153)    228,044        16,333

           --             --            --           --              --             --            --          --            --

           --          7,368        14,590           --          19,014         29,702            --          --        16,891
------------------------------------------------------------------------------------------------------------------------------
      107,339          8,210        15,409        3,130          39,352        132,560      (200,153)    228,044        33,224
------------------------------------------------------------------------------------------------------------------------------

      (48,490)         8,542        20,196        5,520          25,513          9,594       415,485     533,202         1,715
------------------------------------------------------------------------------------------------------------------------------
$      82,657   $     16,488   $    50,243   $    8,152    $     52,900   $    126,483   $   210,299   $ 721,954   $    45,745
==============================================================================================================================

================================================================================

                                                                                            THIRD
                                                                                            AVENUE
                                                                                           VARIABLE
           PIONEER VARIABLE CONTRACTS TRUST                    ROYCE CAPITAL FUND        SERIES TRUST     VAN ECK VIP TRUST
-------------------------------------------------------    ---------------------------   -----------   -----------------------
   EQUITY                         HIGH        MID CAP                                                  EMERGING      GLOBAL
   INCOME           FUND          YIELD        VALUE        MICRO-CAP      SMALL-CAP        VALUE       MARKETS       BOND
------------------------------------------------------------------------------------------------------------------------------

$      23,808   $       (264)  $    14,638   $     (498)   $    (11,965)  $    (15,671)  $    (5,033)  $  (39,292) $    10,806
      107,339          8,210        15,409        3,130          39,352        132,560      (200,153)     228,044       33,224

      (48,490)         8,542        20,196        5,520          25,513          9,594       415,485      533,202        1,715
------------------------------------------------------------------------------------------------------------------------------
       82,657         16,488        50,243        8,152          52,900        126,483       210,299      721,954       45,745
------------------------------------------------------------------------------------------------------------------------------

        6,524              1           (13)          --             813            404         7,138            1       17,765
      (95,423)        (1,105)      (12,076)      (3,541)        (57,270)      (153,380)     (162,099)    (482,955)    (148,019)
     (470,032)        12,777             0        1,659          70,325         37,726       141,728     (230,686)    (177,514)
------------------------------------------------------------------------------------------------------------------------------

     (558,931)        11,673       (12,089)      (1,882)         13,868       (115,250)      (13,233)    (713,640)    (307,768)
------------------------------------------------------------------------------------------------------------------------------
     (476,274)        28,161        38,154        6,270          66,768         11,233       197,066        8,314     (262,023)
------------------------------------------------------------------------------------------------------------------------------
    1,461,200        196,946       361,810       90,948         809,271      1,191,923       851,007    2,812,416    1,221,429
------------------------------------------------------------------------------------------------------------------------------
$     984,926   $    225,107   $   399,964   $   97,218    $    876,039   $  1,203,156   $ 1,048,073   $2,820,730  $   959,406
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                           INTEREST
                                                                           VAN ECK VIP TRUST         WELLS FARGO          ADJUSTMENT
                                                                             (CONTINUED)          ADVANTAGE VT FUNDS       ACCOUNTS
                                                                       ------------------------  -----------------------  ----------
                                                                         GLOBAL      MULTI-
                                                                          HARD       MANAGER
                                                                         ASSETS    ALTERNATIVES  DISCOVERY  OPPORTUNITY     1 YEAR
                                                                       ------------------------  -----------------------  ----------
Investment income:
   Income dividends from investments in portfolio
     shares .........................................................  $   8,116   $         --  $      --   $     2,904  $       --
Expenses:
   Mortality and expense risk fees ..................................     16,749          3,991     53,303        38,383          --
   Administrative fees ..............................................      2,010            479      6,396         4,606          --
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .................................................     18,759          4,470     59,699        42,989          --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..............................    (10,643)        (4,470)   (59,699)      (40,085)         --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................................     38,575            480    159,805      (110,721)         --
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .........................................................     27,161             --         --            --          --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares .........................................................     92,195             --         --         1,065          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...........................................    157,931            480    159,805      (109,656)         --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................................   (120,449)         3,963    524,871       541,166          --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ...............................................  $  26,839   $        (27) $ 624,977   $   391,425  $       --
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                         INTEREST
                                                                       VAN ECK VIP TRUST            WELLS FARGO         ADJUSTMENT
                                                                         (CONTINUED)              ADVANTAGE VT FUNDS     ACCOUNTS
                                                                     ------------------------  -----------------------  ----------
                                                                       GLOBAL      MULTI-
                                                                        HARD       MANAGER
                                                                       ASSETS    ALTERNATIVES  DISCOVERY   OPPORTUNITY    1 YEAR
                                                                     ------------------------  -----------------------  ----------
Changes from operations:
   Net investment income (expense) ................................  $  (10,643) $   (4,470)   $  (59,699) $   (40,085) $       --
   Net realized gain (loss) on investments in
     portfolio shares .............................................     157,931         480       159,805     (109,656)         --
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .......................................................    (120,449)      3,963       524,871      541,166          --
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..........................................      26,839         (27)      624,977      391,425          --
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ....................................................       2,625      24,331        16,637        7,266          (1)
   Contract redemptions ...........................................    (178,530)    (23,193)     (420,940)    (258,674)     (8,944)
   Net transfers (including mortality
     transfers) ...................................................     (85,179)     31,615       (63,936)    (145,548)         --
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' Transactions ..............................    (261,084)     32,753      (468,239)    (396,956)     (8,945)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................    (234,245)     32,726       156,738       (5,531)     (8,945)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................   1,426,564     307,393     4,047,265    2,969,635     502,736
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $1,192,319  $  340,119    $4,204,003  $ 2,964,104  $  493,791
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

  INTEREST
 ADJUSTMENT
  ACCOUNTS
 (CONTINUED)
-------------
                  COMBINED
   5 YEAR          TOTAL
-------------   ------------

$          --   $  1,570,464

           --      1,851,969
           --        222,234
-------------   ------------
           --      2,074,203
-------------   ------------
           --       (503,739)
-------------   ------------

           --      1,755,698

           --        451,418

           --      2,226,429
-------------   ------------
           --      4,433,545
-------------   ------------

           --     11,603,992
-------------   ------------
$          --   $ 15,533,798
=============   ============

================================================================================

  INTEREST
 ADJUSTMENT
  ACCOUNTS
 (CONTINUED)
-------------
                  COMBINED
   5 YEAR          TOTAL
-------------   ------------

$          --   $   (503,739)
           --      4,433,545

           --     11,603,992
-------------   ------------
           --     15,533,798
-------------   ------------

           --        683,227
         (143)   (15,762,113)
           --     (1,118,597)
-------------   ------------

         (143)   (16,197,483)
-------------   ------------
         (143)      (663,685)
-------------   ------------
          984    145,606,325
-------------   ------------
$         841   $144,942,640
=============   ============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================


                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                          THE ALGER PORTFOLIOS                         SERIES
                                                             ---------------------------------------------------  -----------------
                                                               CAPITAL      LARGE CAP     MID CAP     SMALL CAP      GROWTH AND
                                                             APPRECIATION    GROWTH       GROWTH       GROWTH          INCOME
                                                             ----------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $      9,000  $    50,718  $    15,657  $        --  $           3,348
Expenses:
  Mortality and expense risk fees .........................       103,990       62,270       59,142       22,013              3,119
  Administrative fees .....................................        12,479        7,472        7,097        2,641                375
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................       116,469       69,742       66,239       24,654              3,494
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................      (107,469)     (19,024)     (50,582)     (24,654)              (146)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .......................       446,303      217,215     (506,763)      48,408             17,386
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..................            --           --           --           --                 --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................            --           --           --           --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares ...................       446,303      217,215     (506,763)      48,408             17,386
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ......................      (475,377)    (268,640)     137,509      (97,066)            (5,930)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets from operations ..........................  $   (136,543) $   (70,449) $  (419,836) $   (73,312) $          11,310
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================


                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                            THE ALGER PORTFOLIOS                       SERIES
                                                             ---------------------------------------------------  -----------------
                                                                CAPITAL     LARGE CAP     MID CAP     SMALL CAP       GROWTH AND
                                                             APPRECIATION     GROWTH      GROWTH       GROWTH           INCOME
                                                             ----------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................  $   (107,469) $   (19,024) $   (50,582) $   (24,654) $            (146)
  Net realized gain (loss) on investments in portfolio
    shares ................................................       446,303      217,215     (506,763)      48,408             17,386
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................      (475,377)    (268,640)     137,509      (97,066)            (5,930)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ........................................      (136,543)     (70,449)    (419,836)     (73,312)            11,310
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) .....        35,325       17,659        4,026        4,916                185
  Contract redemptions ....................................      (749,953)    (678,338)    (577,646)    (209,257)           (26,342)
  Net transfers (including mortality transfers) ...........       165,987     (154,794)     (89,458)     (30,996)            47,633
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................      (548,641)    (815,473)    (663,078)    (235,337)            21,476
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............      (685,184)    (885,922)  (1,082,914)    (308,649)            32,786
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     8,450,060    5,383,616    5,152,560    1,904,145            240,578
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .........................  $  7,764,876  $ 4,497,694  $ 4,069,646  $ 1,595,496  $         273,364
===================================================================================================================================

* See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                     COLUMBIA
                                                                      FUNDS
                                                                     VARIABLE      DIREXION   DREYFUS
                                                                      SERIES      INSURANCE  INVESTMENT
              AMERICAN CENTURY VARIABLE PORTFOLIOS                  TRUST (a)*      TRUST    PORTFOLIOS
----------------------------------------------------------------  --------------  ---------  ----------
                                                                                               SMALL       DREYFUS
                                                                   CVP SELIGMAN    DYNAMIC      CAP       SOCIALLY
              INCOME &     INFLATION                                  GLOBAL        VP HY      STOCK     RESPONSIBLE
 BALANCED      GROWTH      PROTECTION  INTERNATIONAL    VALUE     TECHNOLOGY(b)*    BOND       INDEX       GROWTH
--------------------------------------------------------------------------------------------------------------------
$    13,049  $    34,389  $    30,703  $      21,836  $   83,049  $           --  $     210  $    1,103  $    15,635

      7,985       27,791       10,094         18,422      51,504          17,184         74       2,233       20,870
        959        3,335        1,211          2,210       6,180           2,062          9         268        2,505
--------------------------------------------------------------------------------------------------------------------
      8,944       31,126       11,305         20,632      57,684          19,246         83       2,501       23,375
--------------------------------------------------------------------------------------------------------------------
      4,105        3,263       19,398          1,204      25,365         (19,246)       127      (1,398)      (7,740)
--------------------------------------------------------------------------------------------------------------------

     34,105      (62,332)      25,297       (144,137)   (445,124)         38,271       (319)      8,035       53,272

         --           --           --             --          --              --         --          --           --

         --           --        7,524             --          --              --         --         441           --
--------------------------------------------------------------------------------------------------------------------
     34,105      (62,332)      32,821       (144,137)   (445,124)         38,271       (319)      8,476       53,272

     (8,470)     101,444       21,403        (33,849)    402,814        (142,088)       595      (7,980)     (44,488)
--------------------------------------------------------------------------------------------------------------------
$    29,740  $    42,375  $    73,622  $    (176,782) $  (16,945) $     (123,063) $     403  $     (902) $     1,044
====================================================================================================================

================================================================================

                                                                     COLUMBIA
                                                                      FUNDS
                                                                     VARIABLE      DIREXION   DREYFUS
                                                                      SERIES      INSURANCE  INVESTMENT
              AMERICAN CENTURY VARIABLE PORTFOLIOS                  TRUST (a)*      TRUST    PORTFOLIOS
----------------------------------------------------------------  --------------  ---------  ----------
                                                                                               SMALL       DREYFUS
                                                                   CVP SELIGMAN    DYNAMIC      CAP       SOCIALLY
              INCOME &     INFLATION                                  GLOBAL        VP HY      STOCK     RESPONSIBLE
 BALANCED      GROWTH      PROTECTION  INTERNATIONAL    VALUE     TECHNOLOGY(b)*    BOND       INDEX       GROWTH
--------------------------------------------------------------------------------------------------------------------
$     4,105  $     3,263  $    19,398  $       1,204  $   25,365  $      (19,246) $     127  $   (1,398) $    (7,740)
     34,105      (62,332)      32,821       (144,137)   (445,124)         38,271       (319)      8,476       53,272

     (8,470)     101,444       21,403        (33,849)    402,814        (142,088)       595      (7,980)     (44,488)
--------------------------------------------------------------------------------------------------------------------
     29,740       42,375       73,622       (176,782)    (16,945)       (123,063)       403        (902)       1,044
--------------------------------------------------------------------------------------------------------------------

        201        6,941          142          8,507      11,227           1,188         --          --        6,080
   (249,895)    (265,348)    (166,873)      (215,904)   (646,944)        (96,526)        (3)    (16,925)    (237,961)
    459,789        4,757      643,536       (199,568)     22,250       1,208,733    (10,715)     (5,059)      23,587
--------------------------------------------------------------------------------------------------------------------

    210,095     (253,650)     476,805       (406,965)   (613,467)      1,113,395    (10,718)    (21,984)    (208,294)
--------------------------------------------------------------------------------------------------------------------
    239,835     (211,275)     550,427       (583,747)   (630,412)        990,332    (10,315)    (22,886)    (207,250)
--------------------------------------------------------------------------------------------------------------------
    549,303    2,374,365      577,298      1,732,655   4,451,524         484,051     10,315     206,481    1,809,970
--------------------------------------------------------------------------------------------------------------------
$   789,138  $ 2,163,090  $ 1,127,725  $   1,148,908  $3,821,112   $   1,474,383  $      --  $  183,595  $ 1,602,720
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                     DREYFUS                                          INVESCO
                                                                     VARIABLE                                         VARIABLE
                                                                    INVESTMENT             FEDERATED                 INSURANCE
                                                                       FUND             INSURANCE SERIES               FUNDS
                                                                  -------------  ------------------------------  ------------------
                                                      DREYFUS                        HIGH                            VAN KAMPEN
                                                       STOCK      INTERNATIONAL     INCOME        MANAGED              VALUE
                                                       INDEX          VALUE        BOND II    VOLATILITY II(c)*  OPPORTUNITIES (j)*
                                                    -------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares .............................  $    140,898  $      35,887  $   170,189  $          43,759  $            2,859
Expenses:
  Mortality and expense risk fees ................        97,481         19,666       22,176             13,520               6,399
  Administrative fees ............................        11,697          2,360        2,662              1,622                 768
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...............................       109,178         22,026       24,838             15,142               7,167
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............        31,720         13,861      145,351             28,617              (4,308)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
     investments in portfolio shares .............        66,498       (240,476)     199,574             70,174              27,496
  Net realized short-term capital gain
     distributions from investments in
     portfolio shares ............................            --             --           --                 --                  --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .............................        54,258             --           --                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares .........................       120,756       (240,476)     199,574             70,174              27,496
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
     shares ......................................       (96,266)       (71,003)    (271,669)           (64,793)            (46,093)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ........................  $     56,210  $    (297,618) $    73,256  $          33,998  $          (22,905)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                     DREYFUS                                          INVESCO
                                                                     VARIABLE                                         VARIABLE
                                                                    INVESTMENT             FEDERATED                 INSURANCE
                                                                       FUND             INSURANCE SERIES               FUNDS
                                                                  -------------  ------------------------------  ------------------
                                                      DREYFUS                        HIGH                            VAN KAMPEN
                                                       STOCK      INTERNATIONAL     INCOME        MANAGED              VALUE
                                                       INDEX          VALUE        BOND II    VOLATILITY II(c)*  OPPORTUNITIES (j)*
                                                    -------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............  $     31,720  $      13,861  $   145,351  $          28,617  $           (4,308)
   Net realized gain (loss) on investments in
     portfolio shares ............................       120,756       (240,476)     199,574             70,174              27,496
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
       shares ....................................       (96,266)       (71,003)    (271,669)           (64,793)            (46,093)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ..............................        56,210       (297,618)      73,256             33,998             (22,905)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ...................................        21,222         14,228          255              1,557                 268
   Contract redemptions ..........................      (833,681)      (205,889)    (272,889)          (210,583)            (93,564)
   Net transfers (including mortality
     transfers)...................................      (476,204)      (105,819)    (319,883)           (40,146)             (3,487)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .............    (1,288,663)      (297,480)    (592,517)          (249,172)            (96,783)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....    (1,232,453)      (595,098)    (519,261)          (215,174)           (119,688)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................     8,366,236      1,864,086    2,086,156          1,176,436             567,597
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............  $  7,133,783  $   1,268,988  $ 1,566,895  $         961,262  $          447,909
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                          JANUS
                                                                                                          ASPEN
                            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                  SERIES
-----------------------------------------------------------------------------------------------------  ------------
                                             GLOBAL      GLOBAL                 MID CAP
   CORE       DIVERSIFIED     FINANCIAL      HEALTH       REAL        HIGH        CORE
  EQUITY     DIVIDEND (d)*  SERVICES (e)*     CARE       ESTATE      YIELD       EQUITY    TECHNOLOGY   ENTERPRISE
-------------------------------------------------------------------------------------------------------------------
$     8,056  $          --  $         258  $       --  $   45,293  $  146,626  $      243  $      224  $         --

     10,923          1,777            617       8,955      14,893      23,157       4,623       1,700        98,784
      1,311            213             74       1,075       1,787       2,779         555         205        11,854
-------------------------------------------------------------------------------------------------------------------
     12,234          1,990            691      10,030      16,680      25,936       5,178       1,905       110,638
-------------------------------------------------------------------------------------------------------------------
     (4,178)        (1,990)          (433)    (10,030)     28,613     120,690      (4,935)     (1,681)     (110,638)
-------------------------------------------------------------------------------------------------------------------

     58,888         (4,426)        12,099     128,265    (263,612)     63,392      62,494      27,056       531,662

         --             --             --          --          --          --          --          --            --

         --             --             --          --          --          --          --          --            --
-------------------------------------------------------------------------------------------------------------------
     58,888         (4,426)        12,099     128,265    (263,612)     63,392      62,494      27,056       531,662
-------------------------------------------------------------------------------------------------------------------

    (60,164)        18,460         (3,925)   (102,482)    137,105    (178,238)    (74,590)    (35,893)     (595,536)
-------------------------------------------------------------------------------------------------------------------
$    (5,454) $      12,044  $       7,741  $   15,753  $  (97,894) $    5,844  $  (17,031) $  (10,518) $   (174,512)
===================================================================================================================

================================================================================

                                                                                                          JANUS
                                                                                                          ASPEN
                            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                  SERIES
-----------------------------------------------------------------------------------------------------  ------------
                                             GLOBAL      GLOBAL                 MID CAP
   CORE       DIVERSIFIED     FINANCIAL      HEALTH       REAL        HIGH        CORE
  EQUITY     DIVIDEND (d)*  SERVICES (e)*     CARE       ESTATE      YIELD       EQUITY    TECHNOLOGY   ENTERPRISE
-------------------------------------------------------------------------------------------------------------------
$    (4,178) $      (1,990) $        (433) $  (10,030) $   28,613  $  120,690  $   (4,935) $   (1,681) $   (110,638)
     58,888         (4,426)        12,099     128,265    (263,612)     63,392      62,494      27,056       531,662

    (60,164)        18,460         (3,925)   (102,482)    137,105    (178,238)    (74,590)    (35,893)     (595,536)
-------------------------------------------------------------------------------------------------------------------
     (5,454)        12,044          7,741      15,753     (97,894)      5,844     (17,031)    (10,518)     (174,512)
-------------------------------------------------------------------------------------------------------------------

      2,112            549            134         192       4,062       3,215       1,730          --        26,832
   (122,340)       (40,331)        (6,245)   (129,234)   (131,646)   (249,116)    (51,368)    (12,907)     (792,092)
    (64,793)       329,262       (140,186)   (103,089)     11,716   1,112,559    (133,855)     12,572      (352,120)
-------------------------------------------------------------------------------------------------------------------

   (185,021)       289,480       (146,297)   (232,131)   (115,868)    866,658    (183,493)       (335)   (1,117,380)
-------------------------------------------------------------------------------------------------------------------
   (190,475)       301,524       (138,556)   (216,378)   (213,762)    872,502    (200,524)    (10,853)   (1,291,892)
-------------------------------------------------------------------------------------------------------------------
    972,954             --        138,556     751,571   1,256,938   1,549,301     462,156     133,033     8,522,078
-------------------------------------------------------------------------------------------------------------------
$   782,479  $     301,524  $          --  $  535,193  $1,043,176  $2,421,803  $  261,632  $  122,180  $  7,230,186
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                LAZARD
                                                               JANUS ASPEN SERIES (CONTINUED)             RETIREMENT SERIES
                                                          -----------------------------------------  ----------------------------
                                                                                                       EMERGING
                                                                                                        MARKETS     INTERNATIONAL
                                                             JANUS       OVERSEAS       WORLDWIDE       EQUITY         EQUITY
                                                          -----------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................   $    42,182  $      12,417  $      30,118  $      28,480  $       9,490
Expenses:
  Mortality and expense risk fees .....................        90,311         34,046         65,640         21,243          6,322
  Administrative fees .................................        10,837          4,085          7,877          2,550            759
---------------------------------------------------------------------------------------------------------------------------------
    Total expenses ....................................       101,148         38,131         73,517         23,793          7,081
---------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .................       (58,966)       (25,714)       (43,399)         4,687          2,409
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...................       286,867       (119,427)       107,440        122,971         37,198
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares ............................................            --             --             --             --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............            --         25,896             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ..............................       286,867        (93,531)       107,440        122,971         37,198
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................      (688,312)      (878,475)      (862,166)      (475,344)       (80,807)
---------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
           operations .................................   $  (460,411) $    (997,720) $    (798,125) $    (347,686) $     (41,200)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                LAZARD
                                                               JANUS ASPEN SERIES (CONTINUED)             RETIREMENT SERIES
                                                          -----------------------------------------  ----------------------------
                                                                                                       EMERGING
                                                                                                        MARKETS     INTERNATIONAL
                                                             JANUS       OVERSEAS       WORLDWIDE       EQUITY         EQUITY
                                                          -----------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................       $   (58,966) $     (25,714) $     (43,399) $       4,687  $       2,409
  Net realized gain (loss) on investments in
    portfolio shares ..............................           286,867        (93,531)       107,440        122,971         37,198
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ........................................          (688,312)      (878,475)      (862,166)      (475,344)       (80,807)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ................................          (460,411)      (997,720)      (798,125)      (347,686)       (41,200)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
    breakage) .....................................            28,893          4,580         21,085          1,930            451
  Contract redemptions ............................          (833,335)      (259,018)      (554,858)      (247,210)       (89,317)
  Net transfers (including mortality transfers) ...          (142,868)      (607,694)       (86,686)      (532,772)        95,270
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions .............          (947,310)      (862,132)      (620,459)      (778,052)         6,404
---------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...        (1,407,721)    (1,859,852)    (1,418,584)    (1,125,738)       (34,796)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................         7,852,920      3,663,025      5,849,657      2,424,247        484,928
---------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............       $ 6,445,199  $   1,803,173  $   4,431,073  $   1,298,509  $     450,132
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                      LORD
                                                                                                                     ABBETT
    LAZARD RETIREMENT                                                                    LEGG MASON PARTNERS         SERIES
   SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST            VARIABLE INCOME TRUST         FUND
-------------------------   -------------------------------------------------------   -------------------------   ------------
     US                                   CLEARBRIDGE   CLEARBRIDGE                     WESTERN       WESTERN
 SMALL-MID          US      CLEARBRIDGE     EQUITY      FUNDAMENTAL    CLEARBRIDGE       ASSET         ASSET
    CAP         STRATEGIC   AGGRESSIVE      INCOME        ALL CAP       LARGE CAP     GLOBAL HIGH    STRATEGIC      CAPITAL
   EQUITY         EQUITY      GROWTH        BUILDER        VALUE         GROWTH        YIELD BOND       BOND       STRUCTURE
------------------------------------------------------------------------------------------------------------------------------

$         --   $    5,144   $       368   $     2,785   $     1,169   $         574   $     10,293   $   38,245   $      6,056

      19,992        6,248         2,045           746           982           1,754          2,907       11,201          3,034
       2,399          749           245            89           118             210            349        1,344            364
------------------------------------------------------------------------------------------------------------------------------
      22,391        6,997         2,290           835         1,100           1,964          3,256       12,545          3,398
------------------------------------------------------------------------------------------------------------------------------
     (22,391)      (1,853)       (1,922)        1,950            69          (1,390)         7,037       25,700          2,658
------------------------------------------------------------------------------------------------------------------------------

      (1,849)     (30,620)        6,672          (563)        1,001          22,558         (1,684)      66,963         21,504

       3,855           --            --            --            --              --             --           --             --

     102,380           --            --            --            --              --             --           --             --
------------------------------------------------------------------------------------------------------------------------------
     104,386      (30,620)        6,672          (563)        1,001          22,558         (1,684)      66,963         21,504
------------------------------------------------------------------------------------------------------------------------------

    (234,940)      35,182       (15,858)        2,259        (7,387)        (21,218)         8,055      (46,727)       (25,426)
------------------------------------------------------------------------------------------------------------------------------
$   (152,945)  $    2,709   $   (11,108)  $     3,646   $    (6,317)  $         (50)  $     13,408   $   45,936   $     (1,264)
==============================================================================================================================

================================================================================

                                                                                                                      LORD
                                                                                                                     ABBETT
    LAZARD RETIREMENT                                                                    LEGG MASON PARTNERS         SERIES
   SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST            VARIABLE INCOME TRUST         FUND
-------------------------   -------------------------------------------------------   -------------------------   ------------
     US                                   CLEARBRIDGE   CLEARBRIDGE                     WESTERN       WESTERN
 SMALL-MID          US      CLEARBRIDGE     EQUITY      FUNDAMENTAL    CLEARBRIDGE       ASSET         ASSET
    CAP         STRATEGIC   AGGRESSIVE      INCOME        ALL CAP       LARGE CAP     GLOBAL HIGH    STRATEGIC      CAPITAL
   EQUITY         EQUITY      GROWTH        BUILDER        VALUE         GROWTH        YIELD BOND       BOND       STRUCTURE
------------------------------------------------------------------------------------------------------------------------------

$    (22,391)  $   (1,853)  $    (1,922)  $     1,950   $        69   $      (1,390)  $      7,037    $  25,700   $      2,658
     104,386      (30,620)        6,672          (563)        1,001          22,558         (1,684)      66,963         21,504

    (234,940)      35,182       (15,858)        2,259        (7,387)        (21,218)         8,055      (46,727)       (25,426)
------------------------------------------------------------------------------------------------------------------------------
    (152,945)       2,709       (11,108)        3,646        (6,317)            (50)        13,408       45,936         (1,264)
------------------------------------------------------------------------------------------------------------------------------

      11,737          144            --            --            --              --             --          266            138
    (171,846)      (7,613)      (14,156)       (2,474)       (3,988)        (31,279)        (7,438)    (159,572)       (10,138)
    (314,339)     (50,983)      139,107       119,212         8,061          35,094       (316,470)     354,069        (75,568)
------------------------------------------------------------------------------------------------------------------------------

    (474,448)     (58,452)      124,951       116,738         4,073           3,815       (323,908)     194,763        (85,568)
------------------------------------------------------------------------------------------------------------------------------
    (627,393)     (55,743)      113,843       120,384        (2,244)          3,765       (310,500)     240,699        (86,832)
------------------------------------------------------------------------------------------------------------------------------
   1,986,967      548,286        71,428        24,221        82,650         120,030        430,020      716,995        298,882
------------------------------------------------------------------------------------------------------------------------------
$  1,359,574   $  492,543   $   185,271   $   144,605   $    80,406   $     123,795   $    119,520    $ 957,694   $    212,050
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                        LORD
                                                       ABBETT
                                                     SERIES FUND
                                                     (CONTINUED)         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                    -------------   ----------------------------------------------------
                                                       GROWTH                      LARGE        MID-CAP        SHORT
                                                         AND         MID-CAP        CAP        INTRINSIC      DURATION
                                                       INCOME         GROWTH     VALUE (k)*    VALUE (l)*       BOND
                                                    --------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ........................................ $      29,759   $       --   $       --   $      5,841   $    93,225
Expenses:
  Mortality and expense risk fees .................        53,339        6,150       22,863         12,090        28,933
  Administrative fees .............................         6,401          738        2,743          1,451         3,472
------------------------------------------------------------------------------------------------------------------------
    Total expenses ................................        59,740        6,888       25,606         13,541        32,405
------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............       (29,981)      (6,888)     (25,606)        (7,700)       60,820
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
    Net realized gains (losses) on sales of
      investments in portfolio shares .............       (96,994)     106,961     (201,872)         7,847       (86,027)
    Net realized short-term capital gain
      distributions from investments in portfolio
      shares ......................................            --           --           --             --            --
    Net realized long-term capital gain
      distributions from investments in portfolio
      shares ......................................            --           --           --             --            --
------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ..........................       (96,994)     106,961     (201,872)         7,847       (86,027)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ..........................................      (192,948)    (128,366)       7,182        (65,086)        1,932
------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ......................... $    (319,923)  $  (28,293)  $ (220,296)  $    (64,939)  $   (23,275)
========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                        LORD
                                                       ABBETT
                                                     SERIES FUND
                                                     (CONTINUED)         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                    -------------   ----------------------------------------------------
                                                       GROWTH                      LARGE        MID-CAP        SHORT
                                                         AND         MID-CAP        CAP        INTRINSIC      DURATION
                                                       INCOME         GROWTH     VALUE (k)*    VALUE (l)*       BOND
                                                    --------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................  $     (29,981)  $   (6,888)  $  (25,606)  $     (7,700)  $    60,820
  Net realized gain (loss) on investments in
    portfolio shares .............................        (96,994)     106,961     (201,872)         7,847       (86,027)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .......................................       (192,948)    (128,366)       7,182        (65,086)        1,932
------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ...............................       (319,923)     (28,293)    (220,296)       (64,939)      (23,275)
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
    breakage) ....................................          8,795        1,265        5,821            (19)        5,432
  Contract redemptions ...........................       (309,022)     (94,747)    (283,606)       (77,118)     (253,226)
  Net transfers (including mortality transfers) ..       (199,822)     321,877     (148,003)       (18,044)      200,474
------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ............       (500,049)     228,395     (425,788)       (95,181)      (47,320)
------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....       (819,972)     200,102     (646,084)      (160,120)      (70,595)
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      4,641,580      338,352    2,092,826      1,022,058     2,332,260
------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ..............  $   3,821,608   $  538,454   $1,446,742   $    861,938   $ 2,261,665
========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

  NEUBERGER BERMAN
 ADVISERS MANAGEMENT
  TRUST (CONTINUED)    NORTHERN LIGHTS VARIABLE TRUST          PIMCO VARIABLE INSURANCE TRUST
---------------------  ------------------------------  ----------------------------------------------
                                                                                           FOREIGN
                                              JNF                 COMMODITY-    EMERGING    BOND
SMALL-CAP   SOCIALLY     JNF       JNF       MONEY       ALL      REALRETURN     MARKETS  US DOLLAR-
 GROWTH    RESPONSIVE  BALANCED   EQUITY     MARKET     ASSET      STRATEGY       BOND    HEDGED (f)*
-----------------------------------------------------------------------------------------------------

$      --  $      107  $ 63,749  $ 30,905  $      989  $ 46,176  $     25,515  $   4,507  $     1,123

    2,463       1,159    62,932    50,968     174,766     7,779         2,269      1,061          661
      296         139     7,552     6,116      20,972       933           272        127           80
-----------------------------------------------------------------------------------------------------
    2,759       1,298    70,484    57,084     195,738     8,712         2,541      1,188          741
-----------------------------------------------------------------------------------------------------
   (2,759)     (1,191)   (6,735)  (26,179)   (194,749)   37,464        22,974      3,319          382
-----------------------------------------------------------------------------------------------------

   22,663       2,252    (6,505)  (70,762)         --    17,136        11,830       (935)         386

       --          --        --        --          --        --            --         --           --

       --          --        --        --          --        --            --         --          313
-----------------------------------------------------------------------------------------------------
   22,663       2,252    (6,505)  (70,762)         --    17,136        11,830       (935)         699
-----------------------------------------------------------------------------------------------------

  (37,638)    (12,944)  236,764    88,243          --   (56,126)      (48,136)     1,824        1,394
-----------------------------------------------------------------------------------------------------
$ (17,734) $  (11,883) $223,524  $ (8,698) $ (194,749) $ (1,526) $    (13,332) $   4,208  $     2,475
=====================================================================================================

================================================================================

  NEUBERGER BERMAN
 ADVISERS MANAGEMENT
  TRUST (CONTINUED)      NORTHERN LIGHTS VARIABLE TRUST            PIMCO VARIABLE INSURANCE TRUST
---------------------  -----------------------------------  --------------------------------------------
                                                                                              FOREIGN
                                                   JNF                COMMODITY-  EMERGING      BOND
SMALL-CAP   SOCIALLY      JNF         JNF         MONEY       ALL     REALRETURN   MARKETS   US DOLLAR-
  GROWTH   RESPONSIVE   BALANCED     EQUITY      MARKET      ASSET     STRATEGY     BOND     HEDGED (f)*
--------------------------------------------------------------------------------------------------------

$  (2,759) $   (1,191) $   (6,735) $  (26,179) $  (194,749) $ 37,464  $   22,974  $   3,319  $       382
   22,663       2,252      (6,505)    (70,762)          --    17,136      11,830       (935)         699

  (37,638)    (12,944)    236,764      88,243           --   (56,126)    (48,136)     1,824        1,394
--------------------------------------------------------------------------------------------------------
  (17,734)    (11,883)    223,524      (8,698)    (194,749)   (1,526)    (13,332)     4,208        2,475
--------------------------------------------------------------------------------------------------------

     (190)         --      11,381      11,208      119,681        --          --        119           --
 (101,663)     (3,378)   (679,481)   (294,313)  (2,083,700)  (74,379)     (9,792)   (66,338)     (12,138)
  194,738     (20,588)   (126,236)   (149,068)     381,563   298,875      (4,009)   (64,803)     (29,281)
--------------------------------------------------------------------------------------------------------

   92,885     (23,966)   (794,336)   (432,173)  (1,582,456)  224,496     (13,801)  (131,022)     (41,419)
--------------------------------------------------------------------------------------------------------
   75,151     (35,849)   (570,812)   (440,871)  (1,777,205)  222,970     (27,133)  (126,814)     (38,944)
--------------------------------------------------------------------------------------------------------
   93,637      63,557   5,284,721   4,211,969   14,867,864   478,028     177,654    184,003       71,379
--------------------------------------------------------------------------------------------------------
$ 168,788  $   27,708  $4,713,909  $3,771,098  $13,090,659  $700,998  $  150,521  $  57,189  $    32,435
========================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                              PIMCO VARIABLE INSURANCE TRUST(CONTINUED)
                                                          -------------------------------------------------
                                                            GLOBAL
                                                             BOND       HIGH       REAL    SHORT-    TOTAL
                                                           UNHEDGED     YIELD     RETURN    TERM     RETURN
                                                          -------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ...................................  $   13,364  $  11,622  $ 58,118  $ 6,930  $124,622
Expenses:
  Mortality and expense risk fees ......................       6,536      2,110    35,952    9,125    59,237
  Administrative fees ..................................         784        253     4,314    1,095     7,109
------------------------------------------------------------------------------------------------------------
    Total expenses .....................................       7,320      2,363    40,266   10,220    66,346
------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..................       6,044      9,259    17,852   (3,290)   58,276
------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ....................      34,214      2,137   116,817      405   103,580
  Net realized short-term capital gain
    distributions from investments
    in portfolio shares ................................      10,036         --    79,310      921    31,273
  Net realized long-term capital gain
    distributions from investments
    in portfolio shares ................................         550         --    12,603      268    33,836
------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares ................      44,800      2,137   208,730    1,594   168,689
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
   portfolio shares ....................................     (17,376)    (2,482)   42,227   (4,601) (124,414)
------------------------------------------------------------------------------------------------------------
        Net increase (decrease)
          in net assets from operations ................  $   33,468  $   8,914  $268,809  $(6,297) $102,551
============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                          -------------------------------------------------------
                                                            GLOBAL
                                                             BOND       HIGH        REAL      SHORT-     TOTAL
                                                           UNHEDGED     YIELD      RETURN      TERM      RETURN
                                                          -------------------------------------------------------
Changes from operations:
  Net investment income (expense) ....................... $    6,044  $   9,259  $   17,852  $ (3,290) $   58,276
  Net realized gain (loss) on investments
    in portfolio shares .................................     44,800      2,137     208,730     1,594     168,689
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares .................................    (17,376)    (2,482)     42,227    (4,601)   (124,414)
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets from operations ..........................     33,468      8,914     268,809    (6,297)    102,551
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments
    (including breakage) ................................        331        117       5,631    23,971      34,980
  Contract redemptions ..................................    (95,436)   (59,485)   (271,549)  (63,344)   (427,557)
  Net transfers (including mortality
    transfers) ..........................................    358,804   (232,671)    656,276    28,052    (519,495)
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ..............    263,699   (292,039)    390,358   (11,321)   (912,072)
-----------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...........    297,167   (283,125)    659,167   (17,618)   (809,521)
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................    479,035    356,165   2,708,991   754,602   5,091,102
-----------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................... $  776,202  $  73,040  $3,368,158  $736,984  $4,281,581
=================================================================================================================

*   See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

    PIONEER VARIABLE CONTRACTS TRUST       ROYCE CAPITAL FUND      GUGGENHEIM VARIABLE INSURANCE FUNDS (h)*
----------------------------------------  ---------------------  ---------------------------------------------
                                                                                   RYDEX            RYDEX
 EQUITY                HIGH      MID CAP                            RYDEX          BASIC            BIO-
 INCOME     FUND       YIELD     VALUE    MICRO-CAP   SMALL-CAP  BANKING (m)*  MATERIALS (m)*  TECHNOLOGY (m)*
--------------------------------------------------------------------------------------------------------------

$ 22,799  $   2,702  $  30,355  $    665  $   21,989  $   4,314  $        219  $           --  $            --
  13,425      2,768      7,572     1,242      12,555     17,411           878           7,062            7,810
   1,610        332        908       149       1,507      2,089           105             847              937
--------------------------------------------------------------------------------------------------------------
  15,035      3,100      8,480     1,391      14,062     19,500           983           7,909            8,747
--------------------------------------------------------------------------------------------------------------
   7,764       (398)    21,875      (726)      7,927    (15,186)         (764)         (7,909)          (8,747)
--------------------------------------------------------------------------------------------------------------

  10,312      7,670    158,481    11,531     174,957    196,915       (16,855)         61,991           67,501

      --         --         --        --          --         --            --              --               --

      --     12,854         --        --          --         --            --          71,252               --
--------------------------------------------------------------------------------------------------------------
  10,312     20,524    158,481    11,531     174,957    196,915       (16,855)        133,243           67,501
--------------------------------------------------------------------------------------------------------------

  32,759    (35,054)  (158,051)  (20,021)   (326,626)  (221,910)         (836)       (230,565)          (9,255)
--------------------------------------------------------------------------------------------------------------
$ 50,835  $ (14,928) $  22,305  $ (9,216) $ (143,742) $ (40,181) $    (18,455) $     (105,231) $        49,499
==============================================================================================================

================================================================================

     PIONEER VARIABLE CONTRACTS TRUST         ROYCE CAPITAL FUND      GUGGENHEIM VARIABLE INSURANCE FUNDS (H)*
------------------------------------------  ----------------------  ---------------------------------------------
                                                                                      RYDEX            RYDEX
  EQUITY                 HIGH     MID CAP                              RYDEX          BASIC            BIO-
  INCOME      FUND       YIELD     VALUE    MICRO-CAP   SMALL-CAP   BANKING (m)*  MATERIALS (m)*  TECHNOLOGY (m)*
-----------------------------------------------------------------------------------------------------------------

$    7,764  $    (398) $  21,875  $   (726) $    7,927  $  (15,186) $       (764) $       (7,909) $        (8,747)
    10,312     20,524    158,481    11,531     174,957     196,915       (16,855)        133,243           67,501

    32,759    (35,054)  (158,051)  (20,021)   (326,626)   (221,910)         (836)       (230,565)          (9,255)
-----------------------------------------------------------------------------------------------------------------
    50,835    (14,928)    22,305    (9,216)   (143,742)    (40,181)      (18,455)       (105,231)          49,499
-----------------------------------------------------------------------------------------------------------------

     7,970        600         20        --         875         924           240             775              480
  (132,174)   (21,784)    (9,145)  (19,214)    (91,024)   (170,505)       (2,414)        (45,569)         (81,926)
   544,455      9,299   (754,549)   42,372    (121,287)   (225,870)      (30,940)        (66,729)          12,291
-----------------------------------------------------------------------------------------------------------------

   420,251    (11,885)  (763,674)   23,158    (211,436)   (395,451)      (33,114)       (111,523)         (69,155)
-----------------------------------------------------------------------------------------------------------------
   471,086    (26,813)  (741,369)   13,942    (355,178)   (435,632)      (51,569)       (216,754)         (19,656)
-----------------------------------------------------------------------------------------------------------------
   990,114    223,759  1,103,179    77,006  1 ,164,449   1,627,555        98,054         634,442          594,561
-----------------------------------------------------------------------------------------------------------------
$1,461,200  $ 196,946  $ 361,810  $ 90,948  $  809,271  $1,191,923  $     46,485  $      417,688  $       574,905
=================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                               ---------------------------------------------------------------------------
                                                   RYDEX         RYDEX                                        RYDEX
                                                 CONSUMER        DOW 2x           RYDEX          RYDEX        ENERGY
                                               PRODUCTS (m)*  STRATEGY (m)*  ELECTRONICS (m)*  ENERGY (m)*  SERVICES (m)*
                                               ---------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio shares .........   $      5,274   $         --   $            --   $       --  $           --
Expenses:
  Mortality and expense risk fees ...........          2,277          4,301             2,717       15,092          16,090
  Administrative fees .......................            273            516               326        1,811           1,930
--------------------------------------------------------------------------------------------------------------------------
    Total expenses ..........................          2,550          4,817             3,043       16,903          18,020
--------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .......          2,724         (4,817)           (3,043)     (16,903)        (18,020)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments in
    portfolio shares ........................         16,669         22,073           (88,678)     123,625         139,569
  Net realized short-term capital
    gain distributions from
    investments in portfolio shares .........             --             --                --           --              --
  Net realized long-term capital
    gain distributions from
    investments in portfolio shares .........             --             --            38,681        6,589         107,004
--------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio
        shares ..............................         16,669         22,073           (49,997)     130,214         246,573
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) of
  investments in portfolio shares ...........           (957)        (1,611)           (2,057)    (233,914)       (439,157)
--------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in
          net assets from operations ........   $     18,436   $     15,645   $       (55,097)  $ (120,603)  $    (210,604)
==========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                              GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                ---------------------------------------------------------------------------
                                                    RYDEX         RYDEX                                        RYDEX
                                                  CONSUMER        DOW 2x           RYDEX          RYDEX        ENERGY
                                                PRODUCTS (m)*  STRATEGY (m)*  ELECTRONICS (m)*  ENERGY (m)*  SERVICES (m)*
                                                ---------------------------------------------------------------------------
Investment income:
Changes from operations:
  Net investment income (expense) .............  $      2,724   $     (4,817)  $        (3,043)  $  (16,903)  $     (18,020)
  Net realized gain (loss) on
    investments in portfolio
    shares ....................................        16,669         22,073           (49,997)     130,214         246,573
  Net change in unrealized
    appreciation (depreciation) of
    investments in portfolio
    shares ....................................          (957)        (1,611)           (2,057)    (233,914)       (439,157)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
          assets from operations ..............        18,436         15,645           (55,097)    (120,603)       (210,604)
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
  transactions:
  Net contract purchase payments
    (including breakage) ......................            75            (98)              209          992           4,168
  Contract redemptions ........................       (15,152)       (13,597)          (26,905)    (113,211)       (126,092)
  Net transfers (including
    mortality transfers) ......................       144,735        143,415            19,645       96,775        (214,210)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from contract owners'
      transactions ............................       129,658        129,720            (7,051)     (15,444)       (336,134)
---------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in
        net assets ............................       148,094        145,365           (62,148)    (136,047)       (546,738)
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............       120,305        173,136            64,842      937,886       1,175,313
---------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........  $    268,399   $    318,501   $         2,694   $  801,839   $     628,575
===========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                  RYDEX                                                  RYDEX
   RYDEX                        GOVERNMENT                                 RYDEX         INVERSE         RYDEX         INVERSE
   EUROPE          RYDEX           LONG        RYDEX                      INVERSE       GOVERNMENT      INVERSE        RUSSELL
   1.25X         FINANCIAL      BOND 1.2X      HEALTH        RYDEX         DOW 2X        LONG BOND    NASDAQ-100(R)    2000(R)
STRATEGY (m)*  SERVICES (m)*  STRATEGY (m)*  CARE (m)*   INTERNET (m)*  STRATEGY (m)*  STRATEGY (m)*  STRATEGY (m)*  STRATEGY (m)*
----------------------------------------------------------------------------------------------------------------------------------

$          --   $         31   $      5,543   $      --   $         --   $         --   $         --   $         --   $         --

        5,510            398          4,801       2,468          1,355          1,624              4            180            130
          661             47            577         297            163            195              1             21             16
----------------------------------------------------------------------------------------------------------------------------------
        6,171            445          5,378       2,765          1,518          1,819              5            201            146
----------------------------------------------------------------------------------------------------------------------------------
       (6,171)          (414)           165      (2,765)        (1,518)        (1,819)            (5)          (201)          (146)
----------------------------------------------------------------------------------------------------------------------------------

     (107,168)           446         56,552      (5,714)        23,299         (7,350)            33         (1,884)        (2,563)

           --             --             --          --             --             --             --             --             --

           --             --             --          --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
     (107,168)           446         56,552      (5,714)        23,299         (7,350)            33         (1,884)        (2,563)
----------------------------------------------------------------------------------------------------------------------------------

       (1,929)        (4,710)        51,450     (11,793)       (28,911)       (31,928)          (113)          (342)           (72)
----------------------------------------------------------------------------------------------------------------------------------
$    (115,268)  $     (4,678)  $    108,167   $ (20,272)  $     (7,130)  $    (41,097)  $        (85)  $     (2,427)  $     (2,781)
==================================================================================================================================

================================================================================

                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                 RYDEX                                                   RYDEX
  RYDEX                        GOVERNMENT                                  RYDEX         INVERSE         RYDEX          INVERSE
  EUROPE           RYDEX          LONG         RYDEX                      INVERSE       GOVERNMENT      INVERSE         RUSSELL
  1.25X          FINANCIAL      BOND 1.2X      HEALTH       RYDEX          DOW 2X       LONG BOND     NASDAQ-100(R)    2000(R)
STRATEGY (m)*  SERVICES (m)*  STRATEGY (m)*  CARE (m)*   INTERNET (m)*  STRATEGY (m)*  STRATEGY (m)*  STRATEGY (m)*  STRATEGY (m)*
----------------------------------------------------------------------------------------------------------------------------------

$      (6,171)  $       (414)  $        165   $  (2,765)  $     (1,518)  $     (1,819)  $         (5)  $       (201)  $       (146)
     (107,168)           446         56,552      (5,714)        23,299         (7,350)            33         (1,884)        (2,563)

       (1,929)        (4,710)        51,450     (11,793)       (28,911)       (31,928)          (113)          (342)           (72)
----------------------------------------------------------------------------------------------------------------------------------
     (115,268)        (4,678)       108,167     (20,272)        (7,130)       (41,097)           (85)        (2,427)        (2,781)
----------------------------------------------------------------------------------------------------------------------------------
          111          1,021            576         251             --             96             --             50             --
      (66,621)        (6,822)       (82,716)    (34,653)          (407)          (754)           (10)          (874)           (46)
       43,497            656      1,177,123     140,884       (120,307)       (15,122)          (459)        (9,011)       (14,743)
----------------------------------------------------------------------------------------------------------------------------------

      (23,013)        (5,145)     1,094,983     106,482       (120,714)       (15,780)          (469)        (9,835)       (14,789)
----------------------------------------------------------------------------------------------------------------------------------
     (138,281)        (9,823)     1,203,150      86,210       (127,844)       (56,877)          (554)       (12,262)       (17,570)
----------------------------------------------------------------------------------------------------------------------------------
      174,674         40,102        195,015      62,652        178,940        157,812            778         19,392         20,330
----------------------------------------------------------------------------------------------------------------------------------
$      36,393   $     30,279   $  1,398,165   $ 148,862   $     51,096   $    100,935   $        224   $      7,130   $      2,760
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                       ----------------------------------------------------------------------------
                                                          RYDEX           RYDEX                        RYDEX
                                                         INVERSE          JAPAN                        MID CAP
                                                         S&P 500          2X            RYDEX          1.5x             RYDEX
                                                       STRATEGY (m)*  STRATEGY (m)*  LEISURE (m)*  STRATEGY (m)*  NASDAQ-100(R)(m)*
                                                       ----------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares .............................   $         --   $         --   $        --   $         --   $             --
Expenses:
  Mortality and expense risk fees ...................          2,179            601           944          3,065             15,408
  Administrative fees ...............................            261             73           114            368              1,849
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ..................................          2,440            674         1,058          3,433             17,257
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............         (2,440)          (674)       (1,058)        (3,433)           (17,257)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales
    of investments in portfolio shares ..............        (38,694)        29,066        39,781         24,020            181,652
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ................................             --             --            --             --                 --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ................................             --             --            --             --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ............................        (38,694)        29,066        39,781         24,020            181,652
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
   portfolio shares .................................         18,101         (5,538)      (30,595)       (37,196)          (160,476)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets from operations ....................   $    (23,033)  $     22,854   $     8,128   $    (16,609)  $          3,919
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                       ----------------------------------------------------------------------------
                                                          RYDEX           RYDEX                        RYDEX
                                                         INVERSE          JAPAN                        MID CAP
                                                         S&P 500          2X            RYDEX          1.5x             RYDEX
                                                       STRATEGY (m)*  STRATEGY (m)*  LEISURE (m)*  STRATEGY (m)*  NASDAQ-100(R)(m)*
                                                       ----------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................   $     (2,440)  $       (674)  $    (1,058)  $     (3,433)  $        (17,257)
  Net realized gain (loss) on investments in
    portfolio shares ................................        (38,694)        29,066        39,781         24,020            181,652
  Net change in unrealized appreciation
    (depreciation) of investments in
     portfolio shares ...............................         18,101         (5,538)      (30,595)       (37,196)          (160,476)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ....................................        (23,033)        22,854         8,128        (16,609)             3,919
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments
    (including breakage) ............................          1,050             --            --             --              2,283
  Contract redemptions                                       (18,635)        (1,275)       (2,466)        (4,065)          (220,461)
  Net transfers (including mortality transfers) .....         16,511        (17,624)     (179,916)      (122,983)          (295,187)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .................         (1,074)       (18,899)     (182,382)      (127,048)          (513,365)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .......        (24,107)         3,955      (174,254)      (143,657)          (509,446)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................        194,575         34,060       209,268        295,550          1,454,174
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period .................   $    170,468   $     38,015   $    35,014   $    151,893   $        944,728
===================================================================================================================================


* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                            RYDEX          RYDEX         RYDEX        RYDEX
      RYDEX                      RYDEX        RYDEX                        RUSSELL        S&P 500       S&P 500      S&P 500
 NASDAQ-100(R)       RYDEX     PRECIOUS       REAL          RYDEX       2000(R) 1.5X         2X          PURE         PURE
2X STRATEGY (m)*   NOVA (m)*  METALS (m)*  ESTATE (m)*  RETAILING (m)*  STRATEGY (m)*  STRATEGY (m)*  GROWTH (m)*  VALUE (m)*
------------------------------------------------------------------------------------------------------------------------------

$             --   $     190   $      949   $    5,311   $          --   $         --   $         --   $       --   $       78

           5,503       5,467       16,903        5,754           1,013          2,216          3,306        7,644        4,090
             661         656        2,028          690             122            266            396          917          490
------------------------------------------------------------------------------------------------------------------------------
           6,164       6,123       18,931        6,444           1,135          2,482          3,702        8,561        4,580
------------------------------------------------------------------------------------------------------------------------------
          (6,164)     (5,933)     (17,982)      (1,133)         (1,135)        (2,482)        (3,702)      (8,561)      (4,502)
------------------------------------------------------------------------------------------------------------------------------

         (51,210)     38,847      157,033       70,244          41,888         33,381         (1,987)      90,005       27,586

          21,008          --           --           --              --             --             --           --           --

          62,464          --           --           --              --             --             --           --           --
------------------------------------------------------------------------------------------------------------------------------
          32,262      38,847      157,033       70,244          41,888         33,381         (1,987)      90,005       27,586
------------------------------------------------------------------------------------------------------------------------------

         (82,992)    (45,570)    (534,804)     (64,101)        (39,236)       (48,717)       (62,507)     (97,288)     (34,697)
------------------------------------------------------------------------------------------------------------------------------
$        (56,894)  $ (12,656)  $ (395,753)  $    5,010   $       1,517   $    (17,818)  $    (68,196)  $  (15,844)  $  (11,613)
==============================================================================================================================

================================================================================

                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                            RYDEX          RYDEX         RYDEX        RYDEX
      RYDEX                      RYDEX        RYDEX                        RUSSELL        S&P 500        S&P 500      S&P 500
 NASDAQ-100(R)       RYDEX     PRECIOUS       REAL          RYDEX       2000(R) 1.5X       2X             PURE        PURE
2X STRATEGY (m)*   NOVA (m)*  METALS (m)*  ESTATE (m)*  RETAILING (m)*  STRATEGY (m)*  STRATEGY (m)*  GROWTH (m)*  VALUE (m)*
------------------------------------------------------------------------------------------------------------------------------

$         (6,164)  $  (5,933)  $  (17,982)  $   (1,133)  $      (1,135)  $     (2,482)  $     (3,702)  $   (8,561)  $   (4,502)
          32,262      38,847      157,033       70,244          41,888         33,381         (1,987)      90,005       27,586

         (82,992)    (45,570)    (534,804)     (64,101)        (39,236)       (48,717)       (62,507)     (97,288)     (34,697)
------------------------------------------------------------------------------------------------------------------------------
         (56,894)    (12,656)    (395,753)       5,010           1,517        (17,818)       (68,196)     (15,844)     (11,613)
------------------------------------------------------------------------------------------------------------------------------

              10         236        5,309          377              --             --             14           --           --
         (38,386)    (17,132)    (130,223)    (118,792)        (18,820)       (26,587)       (30,598)     (46,044)     (37,302)
         269,273     (40,901)     (35,439)    (495,764)       (240,471)       (75,965)       367,490     (331,150)    (161,332)
------------------------------------------------------------------------------------------------------------------------------

         230,897     (57,797)    (160,353)    (614,179)       (259,291)      (102,552)       336,906     (377,194)    (198,634)
------------------------------------------------------------------------------------------------------------------------------
         174,003     (70,453)    (556,106)    (609,169)       (257,774)      (120,370)       268,710     (393,038)    (210,247)
------------------------------------------------------------------------------------------------------------------------------
         235,860     452,263    1,600,416      761,779         299,231        241,634         74,083      796,528      424,818
------------------------------------------------------------------------------------------------------------------------------
$        409,863   $ 381,810   $1,044,310   $  152,610   $      41,457   $    121,264   $    342,793   $  403,490   $  214,571
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                        ----------------------------------------------------------------
                                                           RYDEX         RYDEX       RYDEX       RYDEX
                                                            S&P           S&P         S&P         S&P
                                                           MIDCAP        MIDCAP     SMALLCAP    SMALLCAP        CLS
                                                         400 PURE      400 PURE     600 PURE    600 PURE    ADVISORONE
                                                        GROWTH (m)*   VALUE (m)*  GROWTH (m)*  VALUE (m)*   AMERIGO (i)*
                                                        ----------------------------------------------------------------

Investment income:
  Income dividends from investments in portfolio
    shares ...........................................   $        --   $      --   $       --   $       --   $        --
Expenses:
  Mortality and expense risk fees ....................        11,269       3,762        2,668        3,588         2,971
  Administrative fees ................................         1,353         452          320          430           356
------------------------------------------------------------------------------------------------------------------------
    Total expenses ...................................        12,622       4,214        2,988        4,018         3,327
------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................       (12,622)     (4,214)      (2,988)      (4,018)       (3,327)
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
    Net realized gains (losses) on sales of
      investments in portfolio shares ................       135,073      17,378        6,130       17,268        (2,616)
    Net realized short-term capital gain distributions
      from investments in portfolio shares ...........            --          --           --           --            --
    Net realized long-term capital gain distributions
      from investments in portfolio shares ...........        42,277          --           --           --            --
------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in
          portfolio shares ...........................       177,350      17,378        6,130       17,268        (2,616)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .................      (191,733)    (26,824)     (24,413)     (46,023)      (12,855)
------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
            operations ...............................   $   (27,005)  $ (13,660)  $  (21,271)  $  (32,773)  $   (18,798)
========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (h)* (CONTINUED)
                                                        ----------------------------------------------------------------
                                                           RYDEX         RYDEX       RYDEX       RYDEX
                                                            S&P           S&P         S&P         S&P
                                                           MIDCAP        MIDCAP     SMALLCAP    SMALLCAP        CLS
                                                         400 PURE      400 PURE     600 PURE    600 PURE    ADVISORONE
                                                        GROWTH (m)*   VALUE (m)*  GROWTH (m)*  VALUE (m)*   AMERIGO (i)*
                                                        ----------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ....................   $   (12,622)  $  (4,214)  $   (2,988)  $   (4,018)  $    (3,327)
  Net realized gain (loss) on investments in
    portfolio shares .................................       177,350      17,378        6,130       17,268        (2,616)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares       (191,733)    (26,824)     (24,413)     (46,023)      (12,855)
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ..................................       (27,005)    (13,660)     (21,271)     (32,773)      (18,798)
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage)            583          --           --           --            --
  Contract redemptions ...............................      (197,683)    (22,449)     (33,274)     (24,781)       (3,716)
  Net transfers (including mortality transfers) ......      (980,269)    (52,534)     275,139      (53,394)      (35,365)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..................    (1,177,369)    (74,983)     241,865      (78,175)      (39,081)
------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ........    (1,204,374)    (88,643)     220,594     (110,948)      (57,879)
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................     1,466,633     342,443      282,152      364,471       269,786
------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ..................   $   262,259   $ 253,800   $  502,746   $  253,523   $   211,907
========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                 THIRD
                                                                                                                 AVENUE
                                                                                                SELIGMAN        VARIABLE
                       GUGGENHEIM VARIABLE INSURANCE FUNDS (H)* (CONTINUED)                    PORTFOLIOS      SERIES TRUST
-------------------------------------------------------------------------------------------  ---------------  --------------
                                                                       RYDEX
                                                                       U.S.
  CLS         U.S. LONG                    RYDEX           RYDEX     GOVERNMENT              COMMUNICATIONS
ADVISORONE     SHORT         RYDEX          TELE-         TRANS-       MONEY        RYDEX          AND
CLERMONT      MOMENTUM    TECHNOLOGY   COMMUNICATIONS    PORTATION     MARKET     UTILITIES    INFORMATION
   (i)*         (i)*           (m)*         (m)*           (m)*         (m)*        (m)*          (g)*           VALUE
----------------------------------------------------------------------------------------------------------------------------

$     1,325   $      --   $        --   $         836   $        --   $      59   $  11,360   $           --   $      18,311
        755       3,263         2,471           1,008         1,231      23,134       5,077            3,212          13,745
         91         392           297             121           148       2,776         609              386           1,650
----------------------------------------------------------------------------------------------------------------------------
        846       3,655         2,768           1,129         1,379      25,910       5,686            3,598          15,395
----------------------------------------------------------------------------------------------------------------------------
        479      (3,655)       (2,768)           (293)       (1,379)    (25,851)      5,674           (3,598)          2,916
----------------------------------------------------------------------------------------------------------------------------

        923        (320)       (2,656)          3,050        (1,558)         --      25,420          390,631        (253,533)

         --          --            --             798            --          --          --               --              --

         --          --        11,114           1,576            --          --          --               --              --
----------------------------------------------------------------------------------------------------------------------------
        923        (320)        8,458           5,424        (1,558)         --      25,420          390,631        (253,533)
----------------------------------------------------------------------------------------------------------------------------

     (3,377)    (16,762)      (31,059)        (19,405)      (11,893)         --      25,992         (357,174)         (2,877)
----------------------------------------------------------------------------------------------------------------------------
$    (1,975)  $ (20,737)  $   (25,369)  $     (14,274)  $   (14,830)  $ (25,851)  $  57,086   $       29,859   $    (253,494)
============================================================================================================================

================================================================================

                                                                                                                 THIRD
                                                                                                                 AVENUE
                                                                                                SELIGMAN        VARIABLE
                       GUGGENHEIM VARIABLE INSURANCE FUNDS (H)* (CONTINUED)                    PORTFOLIOS      SERIES TRUST
-------------------------------------------------------------------------------------------  ---------------  --------------

                                                                       RYDEX
                                                                       U.S.
  CLS         U.S. LONG                    RYDEX           RYDEX     GOVERNMENT              COMMUNICATIONS
ADVISORONE     SHORT         RYDEX          TELE-         TRANS-       MONEY        RYDEX          AND
CLERMONT      MOMENTUM    TECHNOLOGY   COMMUNICATIONS    PORTATION     MARKET     UTILITIES    INFORMATION
   (i)*         (i)*           (m)*         (m)*           (m)*         (m)*        (m)*          (g)*           VALUE
----------------------------------------------------------------------------------------------------------------------------

$       479   $  (3,655)  $    (2,768)  $        (293)  $    (1,379)  $ (25,851)  $   5,674   $       (3,598)  $       2,916
        923        (320)        8,458           5,424        (1,558)         --      25,420          390,631        (253,533)

     (3,377)    (16,762)      (31,059)        (19,405)      (11,893)         --      25,992         (357,174)         (2,877)
----------------------------------------------------------------------------------------------------------------------------
     (1,975)    (20,737)      (25,369)        (14,274)      (14,830)    (25,851)     57,086           29,859        (253,494)
----------------------------------------------------------------------------------------------------------------------------

         --          --           617             119             9      21,437         411               --           9,795
     (2,565)     (1,263)      (16,526)         (1,956)       (9,004)   (463,341)    (21,835)         (40,073)       (102,899)
     46,820      (3,481)       15,035         (49,130)      (19,950)    392,026     468,461       (1,288,840)        (83,949)
----------------------------------------------------------------------------------------------------------------------------

     44,255      (4,744)         (874)        (50,967)      (28,945)    (49,878)    447,037       (1,328,913)       (177,053)
----------------------------------------------------------------------------------------------------------------------------
     42,280     (25,481)      (26,243)        (65,241)      (43,775)    (75,729)    504,123       (1,299,054)       (430,547)
----------------------------------------------------------------------------------------------------------------------------
     30,235     266,812       195,888         130,840       105,966   1,687,309     284,385        1,299,054       1,281,554
----------------------------------------------------------------------------------------------------------------------------
$    72,515   $ 241,331   $   169,645   $      65,599   $    62,191   $1,611,580  $ 788,508   $           --   $     851,007
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                     WELLS
                                                                                                                     FARGO
                                                                                                                    ADVANTAGE
                                                                   VAN ECK VIP TRUST                                VT FUNDS
                                                  -------------------------------------------------------------   -------------
                                                                                     GLOBAL          MULTI-
                                                    EMERGING         GLOBAL           HARD          MANAGER
                                                     MARKETS          BOND           ASSETS       ALTERNATIVES      DISCOVERY
                                                  -----------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .........................  $      49,224   $       95,116  $      21,841   $       2,685   $          --
Expenses:
   Mortality and expense risk fees .............         51,651           15,432         22,594           3,586          60,214
   Administrative fees .........................          6,198            1,852          2,711             431           7,226
-------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................         57,849           17,284         25,305           4,017          67,440
-------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........         (8,625)          77,832         (3,464)         (1,332)        (67,440)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio
      shares ...................................        922,564           12,703        338,950           2,679         769,550
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .........................             --           24,249             --              --              --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .........................             --               --         23,386           1,678              --
-------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on
           investments in portfolio
           shares ..............................        922,564           36,952        362,336           4,357         769,550
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ............................     (2,079,362)         (41,572)      (690,983)        (10,797)       (725,572)
-------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net
              assets from operations ...........  $  (1,165,423)  $       73,212  $    (332,111)  $      (7,772)  $     (23,462)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                      WELLS
                                                                                                                      FARGO
                                                                                                                    ADVANTAGE
                                                                          VAN ECK VIP TRUST                         VT FUNDS
                                                  -------------------------------------------------------------   -------------
                                                                                      GLOBAL          MULTI-
                                                    EMERGING          GLOBAL           HARD          MANAGER
                                                     MARKETS           BOND           ASSETS      ALTERNATIVES       DISCOVERY
                                                  -----------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............  $      (8,625)  $       77,832  $      (3,464)  $      (1,332)  $     (67,440)
   Net realized gain (loss) on investments
      in portfolio shares ......................        922,564           36,952        362,336           4,357         769,550
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .........................     (2,079,362)         (41,572)      (690,983)        (10,797)       (725,572)
-------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
           assets from operations ..............     (1,165,423)          73,212       (332,111)         (7,772)        (23,462)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage)                                          11,744            2,802          3,430             600          19,119
   Contract redemptions ........................       (617,240)        (121,883)      (240,836)        (25,551)       (620,595)
   Net transfers (including mortality
      transfers) ...............................       (971,982)           3,855       (165,733)         30,004        (890,152)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....     (1,577,478)        (115,226)      (403,139)          5,053      (1,491,628)
-------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
           assets ..............................     (2,742,901)         (42,014)      (735,250)         (2,719)     (1,515,090)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................      5,555,317        1,263,443      2,161,814         310,112       5,562,355
-------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ...........  $   2,812,416   $    1,221,429  $   1,426,564   $     307,393   $   4,047,265
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

   WELLS
   FARGO
 ADVANTAGE
  VT FUNDS                     INTEREST
 (CONINUED)              ADJUSTMENT ACCOUNTS
-------------     ------------------------------
                                                      COMBINED
 OPPORTUNITY         1 YEAR           5 YEAR           TOTAL
------------------------------------------------    ------------
$       4,859     $          --    $          --    $  1,882,897
       43,440                --               --       2,015,060
        5,213                --               --         241,808
------------------------------------------------    ------------
       48,653                --               --       2,256,868
------------------------------------------------    ------------
      (43,794)               --               --        (373,971)
------------------------------------------------    ------------

     (211,564)               --               --       4,603,961

           --                --               --         171,450

           --                --               --         616,944
------------------------------------------------    ------------
     (211,564)               --               --       5,392,355
------------------------------------------------    ------------

       38,708                --               --     (12,596,125)
------------------------------------------------    ------------
$    (216,650)    $          --    $          --    $ (7,577,741)
================================================    ============

================================================================================

    WELLS
    FARGO
  ADVANTAGE
  VT FUNDS                 INTEREST
 (CONINUED)           ADJUSTMENT ACCOUNTS
-------------     ------------------------------
                                                      COMBINED
 OPPORTUNITY         1 YEAR           5 YEAR           TOTAL
------------------------------------------------    ------------
$     (43,794)    $          --    $          --    $   (373,971)
     (211,564)               --               --       5,392,355

       38,708                --               --     (12,596,125)
------------------------------------------------    ------------
     (216,650)               --               --      (7,577,741)
------------------------------------------------    ------------

        7,523                --               --         577,303
     (460,145)           (9,779)            (116)    (19,752,225)
     (486,551)          (91,146)              --      (3,118,393)
------------------------------------------------    ------------

     (939,173)         (100,925)            (116)    (22,293,315)
------------------------------------------------    ------------
   (1,155,823)         (100,925)            (116)    (29,871,056)
------------------------------------------------    ------------
    4,125,458           603,661            1,100     175,477,381
------------------------------------------------    ------------
$   2,969,635     $     502,736    $         984    $145,606,325
================================================    ============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(1) GENERAL
  Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable Account") which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Jefferson National Interest Adjustment Account ("IAA"), offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940.
  The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the company.
  JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.
  Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2014.
  Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account F's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account F.
  Besides the three guarantee periods of the IAA option, the following
Variable Account investment options are available to new investors as of December 31, 2012:
THE ALGER PORTFOLIOS
  Capital Appreciation Portfolio
  Large Cap Growth Portfolio
  Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Balanced Fund
  Income & Growth Fund
  Inflation Protection Fund
  International Fund
  Value Fund
COLUMBIA FUNDS VARIABLE SERIES TRUST
  CVP Seligman Global Technology Fund
DIREXION INSURANCE TRUST
  Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
  Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
  International Value Portfolio
FEDERATED INSURANCE SERIES
  High Income Bond II
  Managed Volatility II
GUGGENHEIM VARIABLE INSURANCE FUNDS
  CLS AdvisorOne Amerigo Fund
  CLS AdvisorOne Clermont Fund
  Rydex Banking Fund
  Rydex Basic Materials Fund
  Rydex Biotechnology Fund
  Rydex Consumer Products Fund
  Rydex Dow 2X Strategy Fund
  Rydex Electronics Fund
  Rydex Energy Fund
  Rydex Energy Services Fund
  Rydex Europe 1.25X Strategy Fund
  Rydex Financial Services Fund
  Rydex Government Long Bond 1.2X Strategy Fund
  Rydex Health Care Fund
  Rydex Internet Fund
  Rydex Inverse Dow 2X Strategy Fund
  Rydex Inverse Government Long Bond Strategy Fund
  Rydex Inverse Mid-Cap Strategy Fund
  Rydex Inverse NASDAQ-100(R) Strategy Fund
  Rydex Inverse Russell 2000(R) Strategy Fund
  Rydex Inverse S&P 500 Strategy Fund
  Rydex Japan 2X Strategy Fund
  Rydex Leisure Fund
  Rydex Mid Cap 1.5X Strategy Fund
  Rydex NASDAQ-100(R) Fund
  Rydex NASDAQ-100(R) 2X Strategy Fund
  Rydex Nova Fund
  Rydex Precious Metals Fund
  Rydex Real Estate Fund
  Rydex Retailing  Fund
  Rydex Russell 2000(R) 1.5X Strategy Fund
  Rydex S&P 500 2X Strategy Fund
  Rydex S&P 500 Pure Growth Fund
  Rydex S&P 500 Pure Value Fund
  Rydex S&P MidCap 400 Pure Growth
  Fund Rydex S&P MidCap 400 Pure Value Fund
  Rydex S&P SmallCap 600 Pure Growth Fund
  Rydex S&P SmallCap 600 Pure Value Fund
  Rydex Technology Fund
  Rydex Telecommunications Fund
  Rydex Transportation Fund
  Rydex Utilities Fund
  U.S. Long Short Momentum Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

INVESCO VARIABLE INSURANCE FUNDS
  Core Equity Fund Series I
  Diversified Dividend Fund Series I
  Global Health Care Fund Series I
  Global Real Estate Fund Series I
  High Yield Fund Series I
  Mid Cap Core Equity Fund Series II
  Money Market Fund Series I
  Technology Fund Series I
  Van Kampen Value Opportunities Fund Series I
JANUS ASPEN SERIES - INSTITUTIONAL
  Enterprise Portfolio
  Janus Portfolio
  Overseas Portfolio
  Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
  Emerging Markets Equity Portfolio
  International Equity Portfolio
  US Small-Mid Cap Equity Portfolio
  US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Aggressive Growth Portfolio
  ClearBridge Equity Income Builder Portfolio
  ClearBridge Fundamental All Cap Value Portfolio
  ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Global High Yield Bond Fund Portfolio
  Western Asset Strategic Bond Fund Portfolio
LORD ABBETT SERIES FUND, INC.
  Capital Structure Portfolio
  Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Large Cap Value Portfolio
  Mid Cap Growth Portfolio
  Mid Cap Intrinsic Value Portfolio
  Short Duration Bond Portfolio
  Small-Cap Growth Portfolio
  Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
  JNF Balanced Portfolio
  JNF Equity Portfolio
PIMCO VARIABLE INSURANCE TRUST
  All Asset Portfolio
  CommodityRealReturn Strategy Portfolio
  Emerging Markets Bond Portfolio
  Foreign Bond US Dollar-Hedged Portfolio
  Global Bond Unhedged Portfolio
  High Yield Portfolio
  Real Return Bond Portfolio
  Short-Term Portfolio
  Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
  Equity Income Portfolio
  Fund Portfolio
  High Yield Portfolio
  Mid Cap Value Portfolio
ROYCE CAPITAL PORTFOLIO
  Micro-Cap Portfolio
  Small-Cap Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
  Value Portfolio
VAN ECK VIP TRUST
  Emerging Markets Fund
  Global Bond Fund
  Global Hard Assets Fund
  Multi-Manager Alternatives Fund
WELLS FARGO ADVANTAGE VT PORTFOLIOS
  Discovery Fund
  Opportunity Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
  The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NEW ACCOUNTING PRONOUNCEMENTS
  In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments. Management is evaluating the impact of adopting this new standard, which will be effective for annual periods beginning on or after January 1, 2013.
  In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU 2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective basis for interim and annual reporting periods beginning after December 15, 2011. Account F's adoption of this standard in 2012 did not have a material impact on Account F's financial statements.
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
  Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments that are restricted as to resale.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Years Ended December 31, 2012 and 2011

================================================================================

  Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.
FEDERAL INCOME TAXES
  No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
ANNUITY RESERVES
  Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
  Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets. NET TRANSFERS
  The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.
BREAKAGE
  Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in income of $3,759 for the year ended December 31, 2012 and an expense of $763 for the year ended December 31, 2011.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE
  Account F values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account F's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:
      o     Level 1- Valuations based on quoted prices in active markets for identical investments.
      o     Level 2- Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and
                     (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.
      o     Level 3- Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.
  The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
  Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account F includes these prices in the amounts disclosed in Level 2 of the hierarchy.
  The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                    QUOTED PRICES     SIGNIFICANT
                                      IN ACTIVE          OTHER      SIGNIFICANT
                                     MARKETS FOR      OBSERVABLE    UNOBSERVABLE
                     TOTAL AS OF   IDENTICAL ASSETS     INPUTS         INPUTS
                     12/31/2012       (LEVEL 1)        (LEVEL 2)     (LEVEL 3)
--------------------------------------------------------------------------------
Assets:
  Mutual Funds:
    Balanced ...... $   8,065,815  $             --  $   8,065,815  $         --
--------------------------------------------------------------------------------
    Bond ..........    19,797,954                --     19,797,954            --
--------------------------------------------------------------------------------
    Money Market ..    13,642,837                --     13,642,837            --
--------------------------------------------------------------------------------
    Stock .........   102,941,402                --    102,941,402            --
--------------------------------------------------------------------------------
                    $ 144,448,008                --  $ 144,448,008            --
                    ============================================================

  Account F's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                     FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------
                                                                                       OTHER
                          FAIR VALUE     UNFUNDED   REDEMPTION     REDEMPTION       REDEMPTION
INVESTMENT                 USING NAV    COMMITMENT  FREQUENCY   NOTICE PERIOD *    RESTRICTIONS
-----------------------------------------------------------------------------------------------
    Mutual Funds:
     Balanced .........  $   8,065,815         N/A    Daily           0 - 90days      None
-----------------------------------------------------------------------------------------------
       Bond ...........     19,797,954         N/A    Daily           0 - 90days      None
-----------------------------------------------------------------------------------------------
       Money Market ...     13,642,837         N/A    Daily                 None      None
-----------------------------------------------------------------------------------------------
       Stock ..........    102,941,402         N/A    Daily           0 - 90days      None
-----------------------------------------------------------------------------------------------
                         $ 144,448,008
                         =============

* Varies by individual fund.

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
  The aggregate cost of purchases of investments in portfolio shares was $43,504,391 and $43,158,752 for the years ended December 31, 2012 and 2011, respectively. The aggregate proceeds from sales of investments in portfolio shares were $57,518,734 and $64,936,683 for the years ended December 31, 2012 and 2011 respectively.

(5) DEDUCTIONS AND EXPENSES
  Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
  The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
  The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. This charge excludes the optional guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit riders. For contract with guaranteed minimum income benefit ride, the fee is an additional ..30 percent to the base rate. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $1,851,969 and $2,015,060 for the years ended December 31, 2012 and 2011, respectively. The administrative fees were $222,234 and $241,808 for the years ended December 31, 2012 and 2011, respectively.
  Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $147,012 and $164,643 for the years ended December 31, 2012 and 2011, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There was no adjustment for the years ended December 31, 2012 and December 31, 2011.

(6) FINANCIAL HIGHLIGHTS
  The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.
  The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.
  The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
  The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH             STANDARD    STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET     CONTRACT   ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------   ASSETS   ---------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE          EXPENSE RATIO       (000s)      TOTAL RETURN          RATIO
---------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation Portfolio
    December 31, 2012 ............    310  $  26.92  $    18.46      1.40%       2.20% $  8,340      16.69%      15.74%       1.03%
    December 31, 2011 ............    337     23.07       15.95      1.40%       2.20%    7,765      -1.70%      -2.45%       0.11%
    December 31, 2010 ............    360     23.47       16.35      1.40%       2.20%    8,450      12.46%      11.53%       0.41%
    December 31, 2009 ............    436     20.87       14.66      1.40%       2.20%    9,108      48.97%      47.78%       0.00%
    December 31, 2008 ............    465     14.01        9.92      1.40%       2.20%    6,521     -45.89%     -46.32%       0.00%
  Large Cap Growth Portfolio
    December 31, 2012 ............    271     15.31       12.45      1.40%       2.20%    4,156       8.35%       7.42%       1.16%
    December 31, 2011 ............    318     14.13       11.59      1.40%       2.20%    4,498      -1.74%      -2.52%       1.02%
    December 31, 2010 ............    374     14.38       11.89      1.40%       2.20%    5,384      11.82%      10.91%       0.74%
    December 31, 2009 ............    442     12.86       10.72      1.40%       2.20%    5,682      45.48%      44.47%       0.66%
    December 31, 2008 ............    520      8.84        7.42      1.40%       2.20%    4,592     -46.88%     -47.34%       0.22%
  Mid Cap Growth Portfolio
    December 31, 2012 ............    198     20.64       12.01      1.40%       2.20%    4,083      14.60%      13.73%       0.00%
    December 31, 2011 ............    226     18.01       10.56      1.40%       2.20%    4,070      -9.54%     -10.28%       0.33%
    December 31, 2010 ............    259     19.91       11.77      1.40%       2.20%    5,153      17.74%      16.77%       0.00%
    December 31, 2009 ............    297     16.91       10.08      1.40%       2.20%    5,013      49.51%      48.45%       0.00%
    December 31, 2008 ............    339     11.31        6.79      1.40%       2.20%    3,825     -58.92%     -59.27%       0.16%
  Small Cap Growth Portfolio
    December 31, 2012 ............    101     14.46       16.88      1.40%       2.20%    1,463      10.97%      10.04%       0.00%
    December 31, 2011 ............    122     13.03       15.34      1.40%       2.20%    1,595      -4.54%      -5.31%       0.00%
    December 31, 2010 ............    139     13.65       16.20      1.40%       2.20%    1,904      23.53%      22.63%       0.00%
    December 31, 2009 ............    160     11.05       13.21      1.40%       2.20%    1,769      43.51%      42.35%       0.00%
    December 31, 2008 ............    203      7.70        9.28      1.40%       2.20%    1,564     -47.33%     -47.78%       0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC.:
  Growth and Income Portfolio
    December 31, 2012 ............     43     13.28       12.55      1.40%       2.20%      572      15.88%      14.93%       1.65%
    December 31, 2011 ............     24     11.46       10.92      1.40%       2.20%      273       4.85%       4.00%       1.34%
    December 31, 2010 ............     22     10.93       10.50      1.40%       2.20%      241      11.53%      10.64%       0.00%
    December 31, 2009 ............     27      9.80        9.49      1.40%       2.20%      265      19.08%      18.18%       4.72%
    December 31, 2008 ............     52      8.23        8.03      1.40%       2.20%      426     -41.42%     -41.90%       2.25%
AMERICAN CENTURY VARIABLE PORTFOLIOS,INC.:
  Balanced Fund
    December 31, 2012 ............    101     13.37       12.57      1.40%       2.20%    1,346      10.22%       9.30%       2.24%
    December 31, 2011 ............     65     12.13       11.50      1.40%       2.20%      789       3.94%       3.05%       2.03%
    December 31, 2010 ............     47     11.67       11.16      1.40%       2.20%      549       9.99%       9.20%       1.91%
    December 31, 2009 ............     49     10.61       10.22      1.40%       2.20%      519      13.96%      13.05%       5.26%
    December 31, 2008 ............     45      9.31        9.04      1.40%       2.20%      423     -21.43%     -22.07%       3.34%
  Income & Growth Fund
    December 31, 2012 ............    173     14.42       12.32      1.40%       2.20%    2,500      13.10%      12.20%       2.15%
    December 31, 2011 ............    170     12.75       10.98      1.40%       2.20%    2,163       1.67%       0.83%       1.54%
    December 31, 2010 ............    189     12.54       10.89      1.40%       2.20%    2,374      12.57%      11.69%       1.51%
    December 31, 2009 ............    212     11.14        9.75      1.40%       2.20%    2,358      16.53%      15.52%       4.84%
    December 31, 2008 ............    248      9.56        8.44      1.40%       2.20%    2,369     -35.54%     -36.01%       2.18%
  Inflation Protection Fund
    December 31, 2012 ............     47     14.58       13.60      1.40%       2.20%      689       5.88%       5.02%       2.23%
    December 31, 2011 ............     82     13.77       12.95      1.40%       2.20%    1,128      10.16%       9.28%       3.79%
    December 31, 2010 ............     46     12.50       11.85      1.40%       2.20%      577       3.65%       2.86%       1.73%
    December 31, 2009 ............      9     12.06       11.52      1.40%       2.20%      109       8.75%       7.87%       1.27%
    December 31, 2008 ............     33     11.09       10.68      1.40%       2.20%      368      -2.97%      -3.78%       5.05%
  International Fund
    December 31, 2012 ............     82     14.98       14.47      1.40%       2.20%    1,235      19.46%      18.51%       0.86%
    December 31, 2011 ............     92     12.54       12.21      1.40%       2.20%    1,149     -13.22%     -13.95%       1.48%
    December 31, 2010 ............    120     14.45       14.19      1.40%       2.20%    1,733      11.67%      10.86%       2.30%
    December 31, 2009 ............    126     12.94       12.80      1.40%       2.20%    1,625      31.91%      30.88%       2.19%
    December 31, 2008 ............    161      9.81        9.78      1.40%       2.20%    1,576     -45.59%     -46.06%       0.90%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH             STANDARD    STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET     CONTRACT   ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------   ASSETS   ---------------------   INCOME
FUND DESCRIPTION                   (000s)      UNIT VALUE           EXPENSE RATIO       (000s)       TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (CONTINUED)
  Value Fund
    December 31, 2012 ............    189  $  19.48  $    13.35      1.40%       2.20% $  3,687      12.99%      12.09%       1.90%
    December 31, 2011 ............    222     17.24       11.91      1.40%       2.20%    3,821      -0.40%      -1.24%       2.01%
    December 31, 2010 ............    257     17.31       12.06      1.40%       2.20%    4,452      11.89%      10.95%       2.17%
    December 31, 2009 ............    307     15.47       10.87      1.40%       2.20%    4,746      18.18%      17.26%       5.95%
    December 31, 2008 ............    375     13.09        9.27      1.40%       2.20%    4,902     -27.80%     -28.36%       2.75%
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global
    Technology Portfolio
    December 31, 2012 ............    208      6.98       13.99      1.40%       2.20%    1,456       5.44%       4.72%       0.00%
    December 31, 2011 ............    223      6.62       13.36      1.40%       2.20%    1,474      -7.28%      -8.12%       0.00%
    December 31, 2010 ............     68      7.14       14.54      1.40%       2.20%      484      13.33%      12.63%       0.00%
    December 31, 2009 ............    108      6.30       12.91      1.40%       2.20%      685      59.90%      58.60%       0.00%
    December 31, 2008 ............    117      3.94        8.14      1.40%       2.20%      467     -41.19%     -41.69%       0.00%
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
    December 31, 2012 ............     --     11.62       10.92      1.40%       2.20%       --       7.69%       6.74%       0.00%
    December 31, 2011 ............     --     10.79       10.23      1.40%       2.20%       --       3.45%       2.61%       3.57%
    December 31, 2010 ............      1     10.43        9.97      1.40%       2.20%       10       2.56%       1.73%       4.52%
    December 31, 2009 ............      7     10.17        9.80      1.40%       2.20%       69       8.31%       7.46%       1.45%
    December 31, 2008 ............     --      9.39        9.12      1.40%       2.20%       --     -11.25%     -11.97%       5.61%
THE DREYFUS INVESTMENT PORTFOLIOS
  Small Cap Stock Index
    Portfolio
    December 31, 2012 ............     16     14.98       14.09      1.40%       2.20%      234      14.09%      13.26%       0.42%
    December 31, 2011 ............     14     13.13       12.44      1.40%       2.20%      184      -0.83%      -1.66%       0.62%
    December 31, 2010 ............     16     13.24       12.65      1.40%       2.20%      206      24.09%      23.05%       0.45%
    December 31, 2009 ............     16     10.67       10.28      1.40%       2.20%      167      23.35%      22.38%       2.70%
    December 31, 2008 ............     16      8.65        8.40      1.40%       2.20%      141     -31.89%     -32.42%       0.75%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    December 31, 2012 ............    125     11.91       12.35      1.40%       2.20%    1,493      10.38%       9.49%       0.83%
    December 31, 2011 ............    149     10.79       11.28      1.40%       2.20%    1,603      -0.46%      -1.23%       0.93%
    December 31, 2010 ............    167     10.84       11.42      1.40%       2.20%    1,810      13.15%      12.29%       0.88%
    December 31, 2009 ............    190      9.58       10.17      1.40%       2.20%    1,820      31.96%      30.89%       1.00%
    December 31, 2008 ............    213      7.26        7.77      1.40%       2.20%    1,545     -35.35%     -35.89%       0.77%
DREYFUS STOCK INDEX FUND
    December 31, 2012 ............    524     14.44       12.90      1.40%       2.20%    7,564      14.15%      13.26%       2.04%
    December 31, 2011 ............    564     12.65       11.39      1.40%       2.20%    7,134       0.40%      -0.35%       1.80%
    December 31, 2010 ............    664     12.60       11.43      1.40%       2.20%    8,366      13.31%      12.28%       1.81%
    December 31, 2009 ............    733     11.12       10.18      1.40%       2.20%    8,151      24.52%      23.69%       2.06%
    December 31, 2008 ............    939      8.93        8.23      1.40%       2.20%    8,384     -38.03%     -38.54%       2.05%
DREYFUS VARIABLE INVESTMENT FUND:
  International Value
    Portfolio
    December 31, 2012 ............     95     13.38       11.61      1.40%       2.20%    1,266      11.13%      10.26%       2.92%
    December 31, 2011 ............    105     12.04       10.53      1.40%       2.20%    1,269     -19.63%     -20.29%       2.28%
    December 31, 2010 ............    124     14.98       13.21      1.40%       2.20%    1,864       3.03%       2.24%       1.90%
    December 31, 2009 ............    153     14.54       12.92      1.40%       2.20%    2,228      29.13%      28.05%       4.42%
    December 31, 2008 ............    213     11.26       10.09      1.40%       2.20%    2,399     -38.20%     -38.66%       2.76%
FEDERATED INSURANCE SERIES:
  High Income Bond Fund II
    December 31, 2012 ............     77     19.36       16.87      1.40%       2.20%    1,488      13.08%      12.17%       7.72%
    December 31, 2011 ............     92     17.12       15.04      1.40%       2.20%    1,567       3.69%       2.87%       9.58%
    December 31, 2010 ............    126     16.51       14.62      1.40%       2.20%    2,086      13.16%      12.29%       9.16%
    December 31, 2009 ............    207     14.59       13.02      1.40%       2.20%    3,016      50.72%      49.48%       9.01%
    December 31, 2008 ............    212      9.68        8.71      1.40%       2.20%    2,050     -27.05%     -27.60%      10.62%
  Managed Volatility Fund II
    December 31, 2012 ............     83     13.14       16.21      1.40%       2.20%    1,090      12.02%      11.03%       2.83%
    December 31, 2011 ............     82     11.73       14.60      1.40%       2.20%      961       3.26%       2.53%       4.04%
    December 31, 2010 ............    104     11.36       14.24      1.40%       2.20%    1,176      10.61%       9.62%       5.54%
    December 31, 2009 ............    155     10.27       12.99      1.40%       2.20%    1,589      26.48%      25.51%       5.30%
    December 31, 2008 ............    123      8.12       10.35      1.40%       2.20%      996     -21.55%     -22.12%       6.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                           STANDARD   STD WITH    STANDARD  STD WITH               STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT   ALL RIDERS    NET      CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------    ASSETS    ---------------------   INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO       (000s)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  CLS AdvisorOne Amerigo Fund
    December 31, 2012 ............     17  $  12.57  $    11.82       1.40%       2.20% $    215      12.13%      11.19%       0.00%
    December 31, 2011 ............     19     11.21       10.63       1.40%       2.20%      212      -8.56%      -9.30%       0.00%
    December 31, 2010 ............     22     12.26       11.72       1.40%       2.20%      270      13.52%      12.69%       0.10%
    December 31, 2009 ............     23     10.80       10.40       1.40%       2.20%      252      37.40%      36.30%       0.64%
    December 31, 2008 ............     41      7.86        7.63       1.40%       2.20%      323     -43.86%     -44.35%       0.31%
  CLS AdvisorOne Clermont Fund
    December 31, 2012 ............      7     11.55       10.86       1.40%       2.20%       79       9.27%       8.38%       1.58%
    December 31, 2011 ............      7     10.57       10.02       1.40%       2.20%       73      -1.67%      -2.43%       2.18%
    December 31, 2010 ............      3     10.75       10.27       1.40%       2.20%       30       9.47%       8.56%       1.97%
    December 31, 2009 ............      3      9.82        9.46       1.40%       2.20%       27      20.94%      19.90%       1.87%
    December 31, 2008 ............      7      8.12        7.89       1.40%       2.20%       61     -31.07%     -31.57%       1.09%
  Rydex Banking Fund
    December 31, 2012 ............     18      5.06        4.72       1.40%       2.20%       92      22.52%      21.34%       0.19%
    December 31, 2011 ............     11      4.13        3.89       1.40%       2.20%       46     -23.38%     -23.87%       0.31%
    December 31, 2010 ............     18      5.39        5.11       1.40%       2.20%       98      11.36%      10.61%       0.57%
    December 31, 2009 ............     18      4.84        4.62       1.40%       2.20%       88      -4.72%      -5.52%       1.74%
    December 31, 2008 ............     66      5.08        4.89       1.40%       2.20%      337     -42.01%     -42.47%       0.11%
  Rydex Basic Materials Fund
    December 31, 2012 ............     14     18.74       17.49       1.40%       2.20%      265       9.14%       8.36%       0.00%
    December 31, 2011 ............     24     17.17       16.14       1.40%       2.20%      418     -17.61%     -18.28%       0.00%
    December 31, 2010 ............     30     20.84       19.75       1.40%       2.20%      634      24.94%      23.90%       0.50%
    December 31, 2009 ............     52     16.68       15.94       1.40%       2.20%      860      53.31%      52.10%       0.19%
    December 31, 2008 ............    114     10.88       10.48       1.40%       2.20%    1,243     -46.17%     -46.61%       0.64%
  Rydex Biotechnology Fund
    December 31, 2012 ............     51     16.05       14.98       1.40%       2.20%      811      34.09%      33.04%       0.00%
    December 31, 2011 ............     48     11.97       11.26       1.40%       2.20%      575       9.02%       8.17%       0.00%
    December 31, 2010 ............     54     10.98       10.41       1.40%       2.20%      595       9.15%       8.32%       0.00%
    December 31, 2009 ............      7     10.06        9.61       1.40%       2.20%       70      16.71%      15.78%       0.00%
    December 31, 2008 ............     17      8.62        8.30       1.40%       2.20%      144     -13.02%     -13.72%       0.00%
  Rydex Consumer Products Fund
    December 31, 2012 ............      8     16.04       14.97       1.40%       2.20%      127       7.51%       6.70%       0.90%
    December 31, 2011 ............     18     14.92       14.03       1.40%       2.20%      268      12.18%      11.26%       2.88%
    December 31, 2010 ............      9     13.30       12.61       1.40%       2.20%      120      15.65%      14.74%       1.33%
    December 31, 2009 ............      9     11.50       10.99       1.40%       2.20%      103      17.47%      16.54%       1.35%
    December 31, 2008 ............     22      9.79        9.43       1.40%       2.20%      221     -24.46%     -25.04%       0.27%
  Rydex Dow 2X Strategy Fund
    December 31, 2012 ............     16     11.18       10.45       1.40%       2.20%      178      15.50%      14.58%       0.00%
    December 31, 2011 ............     33      9.68        9.12       1.40%       2.20%      319       7.56%       6.79%       0.00%
    December 31, 2010 ............     19      9.00        8.54       1.40%       2.20%      173      22.95%      21.83%       0.73%
    December 31, 2009 ............     17      7.32        7.01       1.40%       2.20%      126      34.81%      33.78%       0.00%
    December 31, 2008 ............     27      5.43        5.24       1.40%       2.20%      146     -62.21%     -62.52%       0.78%
  Rydex Electronics Fund
    December 31, 2012 ............     --      6.69        6.24       1.40%       2.20%        3      -0.45%      -1.27%       0.00%
    December 31, 2011 ............     --      6.72        6.32       1.40%       2.20%        3     -17.55%     -18.24%       0.00%
    December 31, 2010 ............      8      8.15        7.73       1.40%       2.20%       65       7.95%       7.21%       0.00%
    December 31, 2009 ............     24      7.55        7.21       1.40%       2.20%      180      69.66%      68.07%       0.00%
    December 31, 2008 ............     --      4.45        4.29       1.40%       2.20%        1     -50.83%     -51.19%       0.00%
  Rydex Energy Fund
    December 31, 2012 ............     33     19.16       17.88       1.40%       2.20%      639       0.95%       0.17%       0.00%
    December 31, 2011 ............     42     18.98       17.85       1.40%       2.20%      802      -7.14%      -7.89%       0.00%
    December 31, 2010 ............     46     20.44       19.38       1.40%       2.20%      938      17.40%      16.47%       0.42%
    December 31, 2009 ............     62     17.41       16.64       1.40%       2.20%    1,083      36.55%      35.50%       0.00%
    December 31, 2008 ............     65     12.75       12.28       1.40%       2.20%      826     -46.79%     -47.21%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                          STANDARD   STD WITH    STANDARD   STD WITH              STANDARD   STD WITH
                                          CONTRACT  ALL RIDERS  CONTRACT   ALL RIDERS    NET      CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS  --------------------  --------------------    ASSETS   ---------------------    INCOME
FUND DESCRIPTION                   (000s)      UNIT VALUE           EXPENSE RATIO       (000s)       TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED)
  Rydex Energy Services Fund
    December 31, 2012 ............     22 $  19.27  $    17.98       1.40%       2.20% $    426      -0.98%      -1.80%       0.00%
    December 31, 2011 ............     32    19.46       18.31       1.40%       2.20%      629     -10.57%     -11.25%       0.00%
    December 31, 2010 ............     54    21.76       20.63       1.40%       2.20%    1,175      24.27%      23.31%       0.00%
    December 31, 2009 ............     70    17.51       16.73       1.40%       2.20%    1,221      60.20%      58.88%       0.00%
    December 31, 2008 ............    106    10.93       10.53       1.40%       2.20%    1,160     -58.20%     -58.53%       0.00%
  Rydex Europe 1.25X Strategy Fund
    December 31, 2012 ............      5     9.45        8.82       1.40%       2.20%       49      19.92%      19.03%       1.19%
    December 31, 2011 ............      5     7.88        7.41       1.40%       2.20%       36     -16.35%     -17.02%       0.00%
    December 31, 2010 ............     19     9.42        8.93       1.40%       2.20%      175     -11.96%     -12.71%       1.75%
    December 31, 2009 ............     17    10.70       10.23       1.40%       2.20%      178      33.75%      32.68%       2.62%
    December 31, 2008 ............     30     8.00        7.71       1.40%       2.20%      241     -55.51%     -55.84%       0.60%
  Rydex Financial Services Fund
    December 31, 2012 ............     31     7.46        6.96       1.40%       2.20%      234      21.10%      20.00%       0.27%
    December 31, 2011 ............      5     6.16        5.80       1.40%       2.20%       30     -16.19%     -16.67%       0.10%
    December 31, 2010 ............      5     7.35        6.96       1.40%       2.20%       40      12.73%      11.72%       0.73%
    December 31, 2009 ............     13     6.52        6.23       1.40%       2.20%       87      18.12%      17.11%       2.27%
    December 31, 2008 ............     12     5.52        5.32       1.40%       2.20%       69     -48.79%     -49.14%       0.00%
  Rydex Government Long Bond 1.2X Strategy Fund
    December 31, 2012 ............     15    16.85       16.52       1.40%       2.20%      248       1.57%       0.79%       0.68%
    December 31, 2011 ............     84    16.59       16.39       1.40%       2.20%    1,398      39.53%      38.43%       1.42%
    December 31, 2010 ............     16    11.89       11.84       1.40%       2.20%      195       8.68%       7.73%       2.04%
    December 31, 2009 ............     14    10.94       10.99       1.40%       2.20%      151     -32.51%     -33.03%       2.10%
    December 31, 2008 ............     94    16.21       16.41       1.40%       2.20%    1,531      42.82%      41.71%       2.63%
  Rydex Health Care Fund
    December 31, 2012 ............     22    13.60       12.69       1.40%       2.20%      302      15.55%      14.63%       0.00%
    December 31, 2011 ............     13    11.77       11.07       1.40%       2.20%      149       3.25%       2.41%       0.00%
    December 31, 2010 ............      5    11.40       10.81       1.40%       2.20%       63       5.26%       4.44%       0.21%
    December 31, 2009 ............     10    10.83       10.35       1.40%       2.20%      111      22.93%      21.91%       0.00%
    December 31, 2008 ............     23     8.81        8.49       1.40%       2.20%      200     -25.90%     -26.49%       0.00%
  Rydex Internet Fund
    December 31, 2012 ............      4    13.86       12.93       1.40%       2.20%       59      17.66%      16.70%       0.00%
    December 31, 2011 ............      4    11.78       11.08       1.40%       2.20%       51     -13.19%     -13.84%       0.00%
    December 31, 2010 ............     13    13.57       12.86       1.40%       2.20%      179      19.14%      18.20%       0.00%
    December 31, 2009 ............     12    11.39       10.88       1.40%       2.20%      137      63.65%      62.15%       0.00%
    December 31, 2008 ............      3     6.96        6.71       1.40%       2.20%       21     -45.67%     -46.06%       0.00%
  Rydex Inverse Dow 2X Strategy Fund
    December 31, 2012 ............     39     1.98        1.85       1.40%       2.20%       76     -23.55%     -24.18%       0.00%
    December 31, 2011 ............     39     2.59        2.44       1.40%       2.20%      101     -28.06%     -28.65%       0.00%
    December 31, 2010 ............     44     3.60        3.42       1.40%       2.20%      158     -31.17%     -31.74%       0.00%
    December 31, 2009 ............     14     5.23        5.01       1.40%       2.20%       73     -45.41%     -45.84%       0.00%
    December 31, 2008 ............     35     9.58        9.25       1.40%       2.20%      333      58.61%      57.31%       0.74%
  Rydex Inverse Government Long Bond Strategy Fund
    December 31, 2012 ............     --     3.59        3.32       1.40%       2.20%       --      -7.47%      -8.29%       0.00%
    December 31, 2011 ............     --     3.88        3.62       1.40%       2.20%       --     -31.45%     -31.95%       0.00%
    December 31, 2010 ............     --     5.66        5.32       1.40%       2.20%        1     -13.98%     -14.61%       0.00%
    December 31, 2009 ............     55     6.58        6.23       1.40%       2.20%      361      17.71%      16.67%       0.00%
    December 31, 2008 ............      5     5.59        5.34       1.40%       2.20%       30     -31.24%     -31.71%       0.03%
  Rydex Inverse Mid-Cap Strategy Fund
    December 31, 2012 ............     --     3.33        3.11       1.40%       2.20%       --     -19.37%     -20.05%       0.00%
    December 31, 2011 ............     --     4.13        3.89       1.40%       2.20%       --      -8.63%      -9.53%       0.00%
    December 31, 2010 ............     --     4.52        4.30       1.40%       2.20%       --     -26.38%     -26.87%       0.00%
    December 31, 2009 ............      2     6.14        5.88       1.40%       2.20%       12     -36.17%     -36.64%       0.00%
    December 31, 2008 ............      6     9.62        9.28       1.40%       2.20%       62      32.51%      31.44%       1.66%

                                                                              55

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (CONTINUED)
  Rydex Inverse NASDAQ-100(R)
    Strategy Fund
    December 31, 2012 ...............      2   $   3.49  $     3.26      1.40%       2.20% $    6    -19.77%     -20.49%      0.00%
    December 31, 2011 ...............      2       4.35        4.10      1.40%       2.20%      7    -11.41%     -12.02%      0.00%
    December 31, 2010 ...............      4       4.91        4.66      1.40%       2.20%     19    -22.31%     -22.85%      0.00%
    December 31, 2009 ...............      5       6.32        6.04      1.40%       2.20%     34    -40.93%     -41.42%      0.07%
    December 31, 2008 ...............     16      10.70       10.31      1.40%       2.20%    175    45.98%       44.80%      0.23%
  Rydex Inverse Russell 2000(R)
    Strategy Fund
    December 31, 2012 ...............      1       3.12        2.91      1.40%       2.20%      2    -19.17%     -20.05%      0.00%
    December 31, 2011 ...............      1       3.86        3.64      1.40%       2.20%      3     -8.96%      -9.45%      0.00%
    December 31, 2010 ...............      5       4.24        4.02      1.40%       2.20%     20    -28.62%     -29.35%      0.00%
    December 31, 2009 ...............     60       5.94        5.69      1.40%       2.20%    357    -33.78%     -34.30%      0.00%
    December 31, 2008 ...............      9       8.97        8.66      1.40%       2.20%     79     23.05%      21.97%      0.34%
  Rydex Inverse Rydex S&P 500
    Strategy Fund
    December 31, 2012 ...............     53       3.72        4.15      1.40%       2.20%    198    -18.06%     -18.79%      0.00%
    December 31, 2011 ...............     38       4.54        5.11      1.40%       2.20%    170    -10.28%     -10.98%      0.00%
    December 31, 2010 ...............     38       5.06        5.74      1.40%       2.20%    195    -18.12%     -18.70%      0.00%
    December 31, 2009 ...............     20       6.18        7.06      1.40%       2.20%    123    -28.55%     -29.19%      0.00%
    December 31, 2008 ...............     23       8.65        9.97      1.40%       2.20%    202     37.30%      36.20%      1.21%
  Rydex Japan 2X Strategy Fund
    December 31, 2012 ...............      5       8.48        7.91      1.40%       2.20%     40     18.44%      17.36%      0.00%
    December 31, 2011 ...............      5       7.16        6.74      1.40%       2.20%     38    -29.94%     -30.44%      0.00%
    December 31, 2010 ...............      3      10.22        9.69      1.40%       2.20%     34     14.06%      13.20%      0.00%
    December 31, 2009 ...............     11       8.96        8.56      1.40%       2.20%     96     22.07%      21.07%      0.29%
    December 31, 2008 ...............     22       7.34        7.07      1.40%       2.20%    159    -33.93%     -34.48%      0.56%
  Rydex Leisure Fund
    December 31, 2012 ...............      5      13.28       12.39      1.40%       2.20%     66     19.64%      18.68%      0.00%
    December 31, 2011 ...............      3      11.10       10.44      1.40%       2.20%     35      1.00%       0.19%      0.00%
    December 31, 2010 ...............     19      10.99       10.42      1.40%       2.20%    209     28.54%      27.54%      0.14%
    December 31, 2009 ...............     10       8.55        8.17      1.40%       2.20%     85     34.86%      33.72%      0.00%
    December 31, 2008 ...............     11       6.34        6.11      1.40%       2.20%     70    -49.80%     -50.16%      0.00%
  Rydex Mid Cap 1.5X Strategy Fund
    December 31, 2012 ...............     10      22.66       14.51      1.40%       2.20%    225     22.55%      21.63%      0.00%
    December 31, 2011 ...............      8      18.49       11.93      1.40%       2.20%    152     -8.87%      -9.62%      0.00%
    December 31, 2010 ...............     15      20.29       13.20      1.40%       2.20%    296     35.63%      34.56%      0.00%
    December 31, 2009 ...............     13      14.96        9.81      1.40%       2.20%    190     50.35%      49.09%      0.07%
    December 31, 2008 ...............     15       9.95        6.58      1.40%       2.20%    145    -55.48%     -55.81%      0.00%
  Rydex NASDAQ-100(R) Fund
    December 31, 2012 ...............     60      19.79       14.40      1.40%       2.20%  1,181     15.13%      14.20%      0.00%
    December 31, 2011 ...............     55      17.19       12.61      1.40%       2.20%    945      0.76%       0.00%      0.00%
    December 31, 2010 ...............     85      17.06       12.61      1.40%       2.20%  1,454     16.85%      15.90%      0.00%
    December 31, 2009 ...............     80      14.60       10.88      1.40%       2.20%  1,167     49.90%      48.63%      0.00%
    December 31, 2008 ...............    103       9.74        7.32      1.40%       2.20%    999    -42.74%     -43.17%      0.15%
  Rydex NASDAQ-100(R) 2X Strategy
    Fund
    December 31, 2012 ...............     34      15.36       14.33      1.40%       2.20%    521     32.19%      31.23%      0.00%
    December 31, 2011 ...............     35      11.62       10.92      1.40%       2.20%    410     -2.02%      -2.85%      0.00%
    December 31, 2010 ...............     20      11.86       11.24      1.40%       2.20%    236     35.08%      33.97%      0.00%
    December 31, 2009 ...............     33       8.78        8.39      1.40%       2.20%    293    114.67%     112.94%      0.00%
    December 31, 2008 ...............     21       4.09        3.94      1.40%       2.20%     86    -72.99%     -73.20%      0.08%
  Rydex Nova Fund
    December 31, 2012 ...............     65      11.24       11.09      1.40%       2.20%    729     20.47%      19.50%      0.00%
    December 31, 2011 ...............     41       9.33        9.28      1.40%       2.20%    382     -2.51%      -3.33%      0.04%
    December 31, 2010 ...............     47       9.57        9.60      1.40%       2.20%    452     18.29%      17.36%      0.19%
    December 31, 2009 ...............     66       8.09        8.18      1.40%       2.20%    533     33.72%      32.58%      0.88%
    December 31, 2008 ...............     76       6.05        6.17      1.40%       2.20%    458    -55.12%     -55.45%      0.33%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (CONTINUED)
   Rydex Precious Metals Fund
    December 31, 2012 ...............     42   $  16.55  $    15.44      1.40%       2.20% $  703     -5.43%      -6.20%      0.00%
    December 31, 2011 ...............     60      17.50       16.46      1.40%       2.20%  1,044    -25.21%     -25.79%      0.07%
    December 31, 2010 ...............     68      23.40       22.18      1.40%       2.20%  1,600     36.13%      35.08%      0.00%
    December 31, 2009 ...............     76      17.19       16.42      1.40%       2.20%  1,314     47.17%      45.96%      0.00%
    December 31, 2008 ...............     74      11.68       11.25      1.40%       2.20%    866    -39.42%     -39.90%      0.00%
  Rydex Real Estate Fund
    December 31, 2012 ...............     20      14.96       13.96      1.40%       2.20%    297     16.69%      15.75%      2.70%
    December 31, 2011 ...............     12      12.82       12.06      1.40%       2.20%    153      0.87%       0.08%      1.16%
    December 31, 2010 ...............     60      12.71       12.05      1.40%       2.20%    762     23.16%      22.09%      3.48%
    December 31, 2009 ...............     19      10.32        9.87      1.40%       2.20%    197     23.44%      22.61%      3.35%
    December 31, 2008 ...............     17       8.36        8.05      1.40%       2.20%    138    -42.46%     -42.95%      0.77%
  Rydex Retailing Fund
    December 31, 2012 ...............     11      14.40       13.43      1.40%       2.20%    162     15.20%      14.20%      0.00%
    December 31, 2011 ...............      3      12.50       11.76      1.40%       2.20%     41      3.82%       3.07%      0.00%
    December 31, 2010 ...............     25      12.04       11.41      1.40%       2.20%    299     23.36%      22.42%      0.00%
    December 31, 2009 ...............      1       9.76        9.32      1.40%       2.20%     10     42.27%      41.00%      0.00%
    December 31, 2008 ...............      1       6.86        6.61      1.40%       2.20%      7    -33.91%     -34.42%      0.00%
  Rydex Russell 2000(R) 1.5X
    Strategy Fund
    December 31, 2012 ...............      8      19.59       11.92      1.40%       2.20%    165     20.41%      19.44%      0.00%
    December 31, 2011 ...............      7      16.27        9.98      1.40%       2.20%    121    -13.41%     -14.04%      0.00%
    December 31, 2010 ...............     13      18.79       11.61      1.40%       2.20%    242     35.96%      34.84%      0.00%
    December 31, 2009 ...............      9      13.82        8.61      1.40%       2.20%    118     31.37%      30.45%      0.00%
    December 31, 2008 ...............     12      10.52        6.60      1.40%       2.20%    124    -52.03%     -52.45%      0.19%
  Rydex S&P 500 2X Strategy Fund
    December 31, 2012 ...............     18       9.71        9.06      1.40%       2.20%    173     27.60%      26.54%      0.00%
    December 31, 2011 ...............     45       7.61        7.16      1.40%       2.20%    343     -5.35%      -6.04%      0.00%
    December 31, 2010 ...............      9       8.04        7.62      1.40%       2.20%     74     23.69%      22.71%      0.00%
    December 31, 2009 ...............     13       6.50        6.21      1.40%       2.20%     83     44.44%      43.09%      0.39%
    December 31, 2008 ...............     22       4.50        4.34      1.40%       2.20%     98    -68.44%     -68.66%      0.00%
  Rydex S&P 500 Pure Growth Fund
    December 31, 2012 ...............     33      13.10       12.25      1.40%       2.20%    433     11.68%      10.86%      0.00%
    December 31, 2011 ...............     34      11.73       11.05      1.40%       2.20%    403     -2.41%      -3.24%      0.00%
    December 31, 2010 ...............     66      12.02       11.42      1.40%       2.20%    797     23.28%      22.27%      0.00%
    December 31, 2009 ...............    102       9.75        9.34      1.40%       2.20%    993     45.09%      44.14%      0.00%
    December 31, 2008 ...............    101       6.72        6.48      1.40%       2.20%    682    -40.64%     -41.14%      0.00%
  Rydex S&P 500 Pure Value Fund
    December 31, 2012 ...............     21      12.81       11.97      1.40%       2.20%    275     20.51%      19.58%      0.46%
    December 31, 2011 ...............     20      10.63       10.01      1.40%       2.20%    215     -4.49%      -5.30%      0.02%
    December 31, 2010 ...............     38      11.13       10.57      1.40%       2.20%    425     18.66%      17.71%      0.63%
    December 31, 2009 ...............     54       9.38        8.98      1.40%       2.20%    510     49.13%      47.94%      3.32%
    December 31, 2008 ...............     34       6.29        6.07      1.40%       2.20%    215    -49.36%     -49.79%      1.53%
  Rydex S&P MidCap 400 Pure
    Growth Fund
    December 31, 2012 ...............     18      18.87       17.63      1.40%       2.20%    330     14.43%      13.52%      0.00%
    December 31, 2011 ...............     16      16.49       15.53      1.40%       2.20%    262     -2.02%      -2.82%      0.00%
    December 31, 2010 ...............     87      16.83       15.98      1.40%       2.20%  1,467     30.77%      29.71%      0.00%
    December 31, 2009 ...............     24      12.87       12.32      1.40%       2.20%    315     54.69%      53.42%      0.00%
    December 31, 2008 ...............      8       8.32        8.03      1.40%       2.20%     64    -37.07%     -37.56%      0.00%
  Rydex S&P MidCap 400 Pure
    Value Fund
    December 31, 2012 ...............     22      13.94       13.03      1.40%       2.20%    303     15.30%      14.40%      0.00%
    December 31, 2011 ...............     21      12.09       11.39      1.40%       2.20%    254     -8.41%      -9.17%      0.00%
    December 31, 2010 ...............     26      13.20       12.54      1.40%       2.20%    342     18.49%      17.53%      0.41%
    December 31, 2009 ...............     81      11.14       10.67      1.40%       2.20%    900     53.02%      51.78%      1.81%
    December 31, 2008 ...............     30       7.28        7.03      1.40%       2.20%    219    -44.43%     -44.82%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (CONTINUED)
  Rydex S&P SmallCap 600 Pure
    Growth Fund
    December 31, 2012 ...............      8   $  14.88  $    13.91      1.40%       2.20% $  122      9.01%       8.16%      0.00%
    December 31, 2011 ...............     37      13.65       12.86      1.40%       2.20%    503      2.09%       1.26%      0.00%
    December 31, 2010 ...............     21      13.37       12.70      1.40%       2.20%    282     23.68%      22.71%      0.00%
    December 31, 2009 ...............     16      10.81       10.35      1.40%       2.20%    169     32.15%      31.01%      0.00%
    December 31, 2008 ...............      8       8.18        7.90      1.40%       2.20%     67    -35.23%     -35.72%      0.00%
  Rydex S&P SmallCap 600 Pure
    Value Fund
    December 31, 2012 ...............     23      12.64       11.82      1.40%       2.20%    288     18.69%      17.73%      0.00%
    December 31, 2011 ...............     24      10.65       10.04      1.40%       2.20%    254    -10.73%     -11.39%      0.00%
    December 31, 2010 ...............     31      11.93       11.33      1.40%       2.20%    364     23.37%      22.35%      0.00%
    December 31, 2009 ...............     36       9.67        9.26      1.40%       2.20%    345     60.10%      58.83%      2.12%
    December 31, 2008 ...............     23       6.04        5.83      1.40%       2.20%    137    -44.33%     -44.74%      0.49%
  Rydex Technology Fund
    December 31, 2012 ...............     13      10.91       10.18      1.40%       2.20%    138     10.43%       9.58%      0.00%
    December 31, 2011 ...............     17       9.88        9.29      1.40%       2.20%    170    -10.43%     -11.19%      0.00%
    December 31, 2010 ...............     18      11.03       10.46      1.40%       2.20%    196     10.41%       9.64%      0.00%
    December 31, 2009 ...............     34       9.99        9.54      1.40%       2.20%    336     53.46%      52.15%      0.00%
    December 31, 2008 ...............      9       6.51        6.27      1.40%       2.20%     59    -46.15%     -46.59%      0.00%
  Rydex Telecommunications Fund
    December 31, 2012 ...............     12       9.24        8.62      1.40%       2.20%    107      3.36%       2.50%      2.68%
    December 31, 2011 ...............      7       8.94        8.41      1.40%       2.20%     66    -15.58%     -16.24%      1.04%
    December 31, 2010 ...............     12      10.59       10.04      1.40%       2.20%    131     12.90%      12.05%      0.70%
    December 31, 2009 ...............     36       9.38        8.96      1.40%       2.20%    337     26.93%      25.84%      6.07%
    December 31, 2008 ...............     12       7.39        7.12      1.40%       2.20%     88    -46.10%     -46.55%      0.06%
  Rydex Transportation Fund
    December 31, 2012 ...............      4      13.59       12.67      1.40%       2.20%     57     15.96%      14.97%      0.00%
    December 31, 2011 ...............      5      11.72       11.02      1.40%       2.20%     62    -12.34%     -13.02%      0.00%
    December 31, 2010 ...............      8      13.37       12.67      1.40%       2.20%    106     22.44%      21.36%      0.00%
    December 31, 2009 ...............     14      10.92       10.44      1.40%       2.20%    149     15.68%      14.85%      0.86%
    December 31, 2008 ...............     14       9.44        9.09      1.40%       2.20%    130    -26.25%     -26.87%      0.00%
  Rydex U.S. Government
    Money Market Fund
    December 31, 2012 ...............     95       9.65        9.14      1.40%       2.20%    915     -1.43%      -2.14%      0.00%
    December 31, 2011 ...............    165       9.79        9.34      1.40%       2.20%  1,612     -1.41%      -2.20%      0.00%
    December 31, 2010 ...............    170       9.93        9.55      1.40%       2.20%  1,687     -1.39%      -2.15%      0.01%
    December 31, 2009 ...............    234      10.07        9.76      1.40%       2.20%  2,358     -1.27%      -2.20%      0.05%
    December 31, 2008 ...............    312      10.20        9.98      1.40%       2.20%  3,185     -0.29%      -0.99%      1.14%
  Rydex Utilities Fund
    December 31, 2012 ...............     29      15.67       14.62      1.40%       2.20%    451     -0.32%      -1.08%      2.60%
    December 31, 2011 ...............     50      15.72       14.78      1.40%       2.20%    789     14.74%      13.78%      2.78%
    December 31, 2010 ...............     21      13.70       12.99      1.40%       2.20%    284      5.38%       4.51%      2.75%
    December 31, 2009 ...............     23      13.00       12.43      1.40%       2.20%    295     12.17%      11.38%      5.32%
    December 31, 2008 ...............     37      11.59       11.16      1.40%       2.20%    428    -30.56%     -31.11%      0.29%
  U.S. Long Short Momentum Fund
    December 31, 2012 ...............      9      15.52       11.78      1.40%       2.20%    146      2.92%       2.08%      0.00%
    December 31, 2011 ...............     16      15.08       11.54      1.40%       2.20%    241     -7.82%      -8.56%      0.00%
    December 31, 2010 ...............     16      16.36       12.62      1.40%       2.20%    267      9.65%       8.79%      0.00%
    December 31, 2009 ...............     19      14.92       11.60      1.40%       2.20%    278     25.48%      24.46%      0.10%
    December 31, 2008 ...............     19      11.89        9.32      1.40%       2.20%    230    -41.54%     -42.00%      0.00%
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity Fund
    December 31, 2012 ...............     66      12.06       11.43      1.40%       2.20%    804     12.29%      11.30%      1.00%
    December 31, 2011 ...............     72      10.74       10.27      1.40%       2.20%    782     -1.47%      -2.19%      0.92%
    December 31, 2010 ...............     88      10.90       10.50      1.40%       2.20%    973      8.03%       7.14%      0.92%
    December 31, 2009 ...............    125      10.09        9.80      1.40%       2.20%  1,271     26.44%      25.48%      1.56%
    December 31, 2008 ...............    155       7.98        7.81      1.40%       2.20%  1,246    -31.09%     -31.61%      2.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE
  FUNDS: (CONTINUED)
  Diversified Dividend Fund
    December 31, 2012 ...............     17   $  10.70  $    10.55      1.40%       2.20% $  179     17.07%      16.06%      1.37%
    December 31, 2011 ...............     33       9.14        9.09      1.40%       2.20%    302     -8.51%      -9.01%      0.00%
    April 29, 2011 ..................     --       9.99        9.99       N/A         N/A      --       N/A         N/A        N/A
  Global Health Care Fund
    December 31, 2012 ...............     44      13.97       13.92      1.40%       2.20%    617     19.20%      18.27%      0.00%
    December 31, 2011 ...............     46      11.72       11.77      1.40%       2.20%    535      2.45%       1.73%      0.00%
    December 31, 2010 ...............     66      11.44       11.57      1.40%       2.20%    752      3.91%       2.94%      0.00%
    December 31, 2009 ...............     85      11.01       11.24      1.40%       2.20%    933     25.83%      24.89%      0.29%
    December 31, 2008 ...............    160       8.75        9.00      1.40%       2.20%  1,397    -29.61%     -30.18%      0.00%
  Global Real Estate Fund
    December 31, 2012 ...............     45      27.56       18.12      1.40%       2.20%  1,249     26.31%      25.31%      0.54%
    December 31, 2011 ...............     48      21.82       14.46      1.40%       2.20%  1,043     -7.78%      -8.54%      3.80%
    December 31, 2010 ...............     53      23.66       15.81      1.40%       2.20%  1,257     15.87%      14.90%      4.99%
    December 31, 2009 ...............     59      20.42       13.76      1.40%       2.20%  1,211     29.73%      28.72%      0.00%
    December 31, 2008 ...............     80      15.74       10.69      1.40%       2.20%  1,257    -45.44%     -45.87%      5.01%
  High Yield Fund
    December 31, 2012 ...............    168      16.91       15.78      1.40%       2.20%  2,841     15.51%      14.68%      5.16%
    December 31, 2011 ...............    165      14.64       13.76      1.40%       2.20%  2,422     -0.41%      -1.29%      7.88%
    December 31, 2010 ...............    105      14.70       13.94      1.40%       2.20%  1,549     11.96%      11.16%      9.41%
    December 31, 2009 ...............    158      13.13       12.54      1.40%       2.20%  2,078     50.75%      49.46%      8.06%
    December 31, 2008 ...............    192       8.71        8.39      1.40%       2.20%  1,672    -26.75%     -27.36%      7.94%
  Mid Cap Core Equity Fund
    December 31, 2012 ...............     13      17.61       13.50      1.40%       2.20%    232      9.11%       8.17%      0.00%
    December 31, 2011 ...............     16      16.14       12.48      1.40%       2.20%    262     -7.82%      -8.50%      0.07%
    December 31, 2010 ...............     26      17.51       13.64      1.40%       2.20%    462     12.24%      11.26%      0.33%
    December 31, 2009 ...............     32      15.60       12.26      1.40%       2.20%    495     27.97%      27.05%      1.06%
    December 31, 2008 ...............     29      12.19        9.65      1.40%       2.20%    349    -29.66%     -30.22%      1.57%
  Money Market Fund
    December 31, 2012 ...............  1,285       9.91        9.86      1.40%       2.20% 12,728     -0.90%      -1.39%      0.02%
    Inception April 29, 2012 ........             10.00       10.00       N/A         N/A      --       N/A         N/A        N/A
  Technology Fund
    December 31, 2012 ...............     19       6.82       11.68      1.40%       2.20%    127      9.65%       8.85%      0.00%
    December 31, 2011 ...............     20       6.22       10.73      1.40%       2.20%    122     -6.33%      -7.10%      0.16%
    December 31, 2010 ...............     20       6.64       11.55      1.40%       2.20%    133     19.64%      18.58%      0.00%
    December 31, 2009 ...............     45       5.55        9.74      1.40%       2.20%    248     55.03%      54.11%      0.00%
    December 31, 2008 ...............     25       3.58        6.32      1.40%       2.20%     89    -45.26%     -45.75%      0.00%
  Van Kampen Value Opportunities
    Fund
    December 31, 2012 ...............     38      13.15        9.87      1.40%       2.20%    495     15.96%      15.03%      1.24%
    December 31, 2011 ...............     40      11.34        8.58      1.40%       2.20%    448     -4.71%      -5.51%      0.56%
    December 31, 2010 ...............     48      11.90        9.08      1.40%       2.20%    568      5.50%       4.61%      0.36%
    December 31, 2009 ...............     28      11.28        8.68      1.40%       2.20%    310     45.55%      44.67%      1.32%
    December 31, 2008 ...............     21       7.75        6.00      1.40%       2.20%    165    -52.54%     -52.98%      0.43%
JANUS ASPEN SERIES:
  Enterprise Portfolio
    December 31, 2012 ...............    342      21.36       18.60      1.40%       2.20%  7,304     15.65%      14.74%      0.00%
    December 31, 2011 ...............    392      18.47       16.21      1.40%       2.20%  7,230     -2.79%      -3.57%      0.00%
    December 31, 2010 ...............    449      19.00       16.81      1.40%       2.20%  8,522     24.10%      23.15%      0.07%
    December 31, 2009 ...............    518      15.31       13.65      1.40%       2.20%  7,926     42.82%      41.60%      0.00%
    December 31, 2008 ...............    611      10.72        9.64      1.40%       2.20%  6,544    -44.51%     -44.95%      0.24%
  Janus Portfolio
    December 31, 2012 ...............    469      13.78       12.39      1.40%       2.20%  6,476     16.98%      15.90%      0.55%
    December 31, 2011 ...............    547      11.78       10.69      1.40%       2.20%  6,445     -6.66%      -7.29%      0.58%
    December 31, 2010 ...............    622      12.62       11.53      1.40%       2.20%  7,853     12.98%      11.94%      1.09%
    December 31, 2009 ...............    714      11.17       10.30      1.40%       2.20%  7,978     34.42%      33.42%      0.53%
    December 31, 2008 ...............    841       8.31        7.72      1.40%       2.20%  6,991    -40.56%     -41.02%      0.72%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
  (CONTINUED)
  Overseas Portfolio
    December 31, 2012 ...............     47   $  31.33  $    20.93      1.40%       2.20% $1,479     11.89%      11.03%      0.64%
    December 31, 2011 ...............     64      28.00       18.85      1.40%       2.20%  1,803    -33.13%     -33.67%      0.46%
    December 31, 2010 ...............     87      41.87       28.42      1.40%       2.20%  3,663     23.58%      22.61%      0.69%
    December 31, 2009 ...............     92      33.88       23.18      1.40%       2.20%  3,120     77.01%      75.61%      0.58%
    December 31, 2008 ...............     98      19.14       13.20      1.40%       2.20%  1,870    -52.78%     -53.14%      1.25%
  Worldwide Portfolio
    December 31, 2012 ...............    371      12.76       11.18      1.40%       2.20%  4,730     18.48%      17.44%      0.86%
    December 31, 2011 ...............    411      10.77        9.52      1.40%       2.20%  4,431    -15.00%     -15.60%      0.57%
    December 31, 2010 ...............    462      12.67       11.28      1.40%       2.20%  5,850     14.25%      13.37%      0.61%
    December 31, 2009 ...............    509      11.09        9.95      1.40%       2.20%  5,641     35.74%      34.64%      1.42%
    December 31, 2008 ...............    571       8.17        7.39      1.40%       2.20%  4,661    -45.42%     -45.86%      1.15%
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity Portfolio
    December 31, 2012 ...............     50      29.50       27.52      1.40%       2.20%  1,484     20.36%      19.39%      1.53%
    December 31, 2011 ...............     53      24.51       23.05      1.40%       2.20%  1,299    -19.14%     -19.80%      1.68%
    December 31, 2010 ...............     80      30.31       28.74      1.40%       2.20%  2,424     20.95%      20.05%      1.19%
    December 31, 2009 ...............     79      25.06       23.94      1.40%       2.20%  1,977     67.51%      66.13%      2.86%
    December 31, 2008 ...............     76      14.96       14.41      1.40%       2.20%  1,137    -49.44%     -49.84%      1.53%
  International Equity Portfolio
    December 31, 2012 ...............     32      13.90       12.97      1.40%       2.20%    447     19.42%      18.45%      1.64%
    December 31, 2011 ...............     39      11.64       10.95      1.40%       2.20%    450     -8.56%      -9.28%      1.88%
    December 31, 2010 ...............     38      12.73       12.07      1.40%       2.20%    485      5.21%       4.41%      1.35%
    December 31, 2009 ...............     25      12.10       11.56      1.40%       2.20%    297     19.80%      18.81%      1.98%
    December 31, 2008 ...............     26      10.10        9.73      1.40%       2.20%    259    -37.88%     -38.38%      1.54%
  US Small-Mid Cap Equity Portfolio
    December 31, 2012 ...............     65      20.20       12.97      1.40%       2.20%  1,312      8.72%       7.81%      0.00%
    December 31, 2011 ...............     73      18.58       12.03      1.40%       2.20%  1,360    -10.37%     -11.09%      0.00%
    December 31, 2010 ...............     96      20.73       13.53      1.40%       2.20%  1,987     22.01%      21.02%      0.29%
    December 31, 2009 ...............    114      16.99       11.18      1.40%       2.20%  1,937     50.62%      49.47%      0.00%
    December 31, 2008 ...............    150      11.28        7.48      1.40%       2.20%  1,694    -37.37%     -37.87%      0.00%
  US Strategic Equity Portfolio
    December 31, 2012 ...............     38      13.53       12.29      1.40%       2.20%    516     12.38%      11.52%      1.13%
    December 31, 2011 ...............     41      12.04       11.02      1.40%       2.20%    493      0.58%      -0.27%      1.03%
    December 31, 2010 ...............     46      11.97       11.05      1.40%       2.20%    548     11.25%      10.39%      0.73%
    December 31, 2009 ...............     45      10.76       10.01      1.40%       2.20%    480     25.12%      24.04%      0.94%
    December 31, 2008 ...............     47       8.60        8.07      1.40%       2.20%    401    -36.20%     -36.66%      0.81%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST:
  ClearBridge Aggressive Growth
    Portfolio
    December 31, 2012 ...............     14      10.87       10.38      1.40%       2.20%    152     17.13%      16.11%      0.28%
    December 31, 2011 ...............     20       9.28        8.94      1.40%       2.20%    185      0.98%       0.22%      0.22%
    December 31, 2010 ...............      8       9.19        8.92      1.40%       2.20%     71     23.36%      22.36%      0.13%
    December 31, 2009 ...............      5       7.45        7.29      1.40%       2.20%     35     32.56%      31.59%      0.00%
    December 31, 2008 ...............      3       5.62        5.54      1.40%       2.20%     20    -41.21%     -41.75%      0.00%
  ClearBridge Equity Income Builder
    Portfolio
    December 31, 2012 ...............     17      10.31        9.85      1.40%       2.20%    174     12.55%      11.68%      3.22%
    December 31, 2011 ...............     16       9.16        8.82      1.40%       2.20%    145      6.39%       5.50%      4.62%
    December 31, 2010 ...............      3       8.61        8.36      1.40%       2.20%     24     10.81%       9.86%      4.10%
    December 31, 2009 ...............      3       7.77        7.61      1.40%       2.20%     24     21.03%      20.22%      3.29%
    December 31, 2008 ...............      3       6.42        6.33      1.40%       2.20%     18    -35.86%     -36.45%      0.82%
  ClearBridge Fundamental All Cap
    Value Portfolio
    December 31, 2012 ...............      8       9.14        8.73      1.40%       2.20%     70     13.40%      12.50%      1.57%
    December 31, 2011 ...............     10       8.06        7.76      1.40%       2.20%     80     -7.46%      -8.27%      1.48%
    December 31, 2010 ...............      9       8.71        8.46      1.40%       2.20%     83     14.91%      14.17%      1.81%
    December 31, 2009 ...............      9       7.58        7.41      1.40%       2.20%     66     27.61%      26.45%      1.26%
    December 31, 2008 ...............     12       5.94        5.86      1.40%       2.20%     74    -37.47%     -37.99%      1.59%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST: (CONTINUED)
  ClearBridge Large Cap
    Growth Portfolio
    December 31, 2012 ...............     19   $  10.84  $    10.36      1.40%       2.20% $  203     18.60%      17.73%      0.85%
    December 31, 2011 ...............     14       9.14        8.80      1.40%       2.20%    124     -2.04%      -2.87%      0.41%
    December 31, 2010 ...............     13       9.33        9.06      1.40%       2.20%    120      8.36%       7.47%      0.09%
    December 31, 2009 ...............     21       8.61        8.43      1.40%       2.20%    180     40.46%      39.34%      0.24%
    December 31, 2008 ...............     10       6.13        6.05      1.40%       2.20%     61    -38.21%     -38.70%      0.38%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST:
  Western Asset Global High Yield
    Bond Portfolio
    December 31, 2012 ...............      7      15.74       14.80      1.40%       2.20%    111     16.68%      15.72%      6.95%
    December 31, 2011 ...............      9      13.49       12.79      1.40%       2.20%    120      0.30%      -0.47%      4.45%
    December 31, 2010 ...............     32      13.45       12.85      1.40%       2.20%    430     13.31%      12.42%     14.68%
    December 31, 2009 ...............     12      11.87       11.43      1.40%       2.20%    145     53.36%      52.20%     11.81%
    December 31, 2008 ...............      9       7.74        7.51      1.40%       2.20%     67    -31.75%     -32.34%      8.15%
  Western Asset Strategic Bond
    Portfolio
    December 31, 2012 ...............     54      13.56       12.65      1.40%       2.20%    734      6.27%       5.42%      2.95%
    December 31, 2011 ...............     75      12.76       12.00      1.40%       2.20%    958      5.37%       4.53%      4.25%
    December 31, 2010 ...............     59      12.11       11.48      1.40%       2.20%    717     10.29%       9.44%      2.72%
    December 31, 2009 ...............     35      10.98       10.49      1.40%       2.20%    414     20.13%      19.20%      3.65%
    December 31, 2008 ...............     47       9.14        8.80      1.40%       2.20%    460    -18.17%     -18.89%      4.35%
LORD ABBETT SERIES FUND, INC.:
  Capital Structure Portfolio
    December 31, 2012 ...............     11      18.12       14.35      1.40%       2.20%    204     10.89%       9.96%      2.91%
    December 31, 2011 ...............     13      16.34       13.05      1.40%       2.20%    212     -1.21%      -1.95%      2.49%
    December 31, 2010 ...............     18      16.54       13.31      1.40%       2.20%    299     13.21%      12.32%      2.62%
    December 31, 2009 ...............     32      14.61       11.85      1.40%       2.20%    474     21.65%      20.67%      2.56%
    December 31, 2008 ...............     62      12.01        9.82      1.40%       2.20%    741    -27.21%     -27.79%      3.34%
  Growth and Income Portfolio
    December 31, 2012 ...............    235      15.86       11.30      1.40%       2.20%  3,731     10.52%       9.60%      0.96%
    December 31, 2011 ...............    266      14.35       10.31      1.40%       2.20%  3,822     -7.36%      -8.11%      0.70%
    December 31, 2010 ...............    299      15.49       11.22      1.40%       2.20%  4,642     15.77%      14.84%      0.53%
    December 31, 2009 ...............    354      13.38        9.77      1.40%       2.20%  4,745     17.27%      16.31%      0.95%
    December 31, 2008 ...............    444      11.41        8.40      1.40%       2.20%  5,065    -37.34%     -37.82%      1.33%
NEUBERGER BERMAN ADVISERS MANAGEMENT
  TRUST:
  Large Cap Portfolio
    December 31, 2012 ...............     97      13.62       12.94      1.40%       2.20%  1,315     14.94%      14.01%      0.39%
    December 31, 2011 ...............    122      11.85       11.35      1.40%       2.20%  1,447    -12.61%     -13.23%      0.00%
    December 31, 2010 ...............    154      13.56       13.08      1.40%       2.20%  2,093     14.14%      13.15%      0.64%
    December 31, 2009 ...............    172      11.88       11.56      1.40%       2.20%  2,043     53.89%      52.71%      2.45%
    December 31, 2008 ...............    222       7.72        7.57      1.40%       2.20%  1,712    -53.07%     -53.44%      0.48%
  Mid Cap Growth Portfolio
    December 31, 2012 ...............     23      13.49       16.76      1.40%       2.20%    313     10.85%       9.97%      0.59%
    December 31, 2011 ...............     44      12.17       15.24      1.40%       2.20%    538     -0.98%      -1.74%      0.00%
    December 31, 2010 ...............     28      12.29       15.51      1.40%       2.20%    338     27.36%      26.30%      0.00%
    December 31, 2009 ...............     30       9.65       12.28      1.40%       2.20%    288     29.70%      28.72%      0.00%
    December 31, 2008 ...............     70       7.44        9.54      1.40%       2.20%    524    -44.14%     -44.60%      0.00%
  Mid Cap Intrinsic Portfolio
    December 31, 2012 ...............     45      19.57       14.32      1.40%       2.20%    875     13.91%      13.02%      0.00%
    December 31, 2011 ...............     50      17.18       12.67      1.40%       2.20%    862     -7.78%      -8.52%      0.60%
    December 31, 2010 ...............     55      18.63       13.85      1.40%       2.20%  1,022     24.45%      23.44%      0.74%
    December 31, 2009 ...............     58      14.97       11.22      1.40%       2.20%    863     44.50%      43.30%      1.85%
    December 31, 2008 ...............     66      10.36        7.83      1.40%       2.20%    684    -46.57%     -46.99%      1.13%
  Short Duration Bond Portfolio
    December 31, 2012 ...............    130      12.93        9.94      1.40%       2.20%  1,686      3.11%       2.26%      2.95%
    December 31, 2011 ...............    180      12.54        9.72      1.40%       2.20%  2,262     -1.10%      -1.82%      4.02%
    December 31, 2010 ...............    184      12.68        9.90      1.40%       2.20%  2,332      3.85%       2.91%      4.72%
    December 31, 2009 ...............    186      12.21        9.62      1.40%       2.20%  2,271     11.71%      10.96%      7.92%
    December 31, 2008 ...............    198      10.93        8.67      1.40%       2.20%  2,166    -14.61%     -15.33%      4.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT
  TRUST: (CONTINUED)
  Small Cap Growth Portfolio
    December 31, 2012 ...............      4   $  12.88  $     9.73      1.40%       2.20% $   56      7.24%       6.46%       0.00%
    December 31, 2011 ...............     14      12.01        9.14      1.40%       2.20%    169     -2.44%      -3.18%       0.00%
    December 31, 2010 ...............      8      12.31        9.44      1.40%       2.20%     94     18.02%      16.98%       0.00%
    December 31, 2009 ...............      9      10.43        8.07      1.40%       2.20%     91     21.00%      20.09%       0.00%
    December 31, 2008 ...............      8       8.62        6.72      1.40%       2.20%     69    -40.30%     -40.79%       0.00%
  Socially Responsive Portfolio
    December 31, 2012 ...............      2      13.88       12.95      1.40%       2.20%     32      9.38%       8.55%       0.24%
    December 31, 2011 ...............      2      12.69       11.93      1.40%       2.20%     28     -4.44%      -5.24%       0.11%
    December 31, 2010 ...............      5      13.28       12.59      1.40%       2.20%     64     21.17%      20.25%       0.04%
    December 31, 2009 ...............      4      10.96       10.47      1.40%       2.20%     47     29.55%      28.62%       1.90%
    December 31, 2008 ...............      3       8.46        8.14      1.40%       2.20%     24    -40.25%     -40.80%       0.60%
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced Portfolio
    December 31, 2012 ...............    395      11.19       10.69      1.40%       2.20%  4,420      9.06%       8.09%       1.19%
    December 31, 2011 ...............    459      10.26        9.89      1.40%       2.20%  4,714      4.48%       3.78%       1.26%
    December 31, 2010 ...............    538       9.82        9.53      1.40%       2.20%  5,285     10.21%       9.29%       1.37%
    December 31, 2009 ...............    726       8.91        8.72      1.40%       2.20%  6,472     20.08%      19.13%       1.76%
    December 31, 2008 ...............    881       7.42        7.32      1.40%       2.20%  6,534    -24.21%     -24.77%       2.01%
  JNF Equity Portfolio
    December 31, 2012 ...............    399       9.62        9.20      1.40%       2.20%  3,843     15.07%      14.29%       0.47%
    December 31, 2011 ...............    451       8.36        8.05      1.40%       2.20%  3,771     -0.36%      -1.23%       0.76%
    December 31, 2010 ...............    502       8.39        8.15      1.40%       2.20%  4,212     24.30%      23.30%       0.75%
    December 31, 2009 ...............    602       6.75        6.61      1.40%       2.20%  4,066     33.14%      32.20%       0.98%
    December 31, 2008 ...............    732       5.07        5.00      1.40%       2.20%  3,714    -43.42%     -43.88%       0.15%
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
    December 31, 2012 ...............     66      14.02       13.29      1.40%       2.20%    926     13.34%      12.44%       5.43%
    December 31, 2011 ...............     57      12.37       11.82      1.40%       2.20%    701      0.57%      -0.25%       7.38%
    December 31, 2010 ...............     39      12.30       11.85      1.40%       2.20%    478     11.51%      10.64%       6.96%
    December 31, 2009 ...............     85      11.03       10.71      1.40%       2.20%    940     19.89%      18.87%       9.36%
    December 31, 2008 ...............     21       9.20        9.01      1.40%       2.20%    196    -17.04%     -17.64%       8.10%
  CommodityRealReturn Strategy
    Portfolio
    December 31, 2012 ...............     12      10.40        9.86      1.40%       2.20%    126      3.90%       3.03%       2.72%
    December 31, 2011 ...............     15      10.01        9.57      1.40%       2.20%    151     -8.83%      -9.55%      14.02%
    December 31, 2010 ...............     16      10.98       10.58      1.40%       2.20%    178     22.82%      21.89%      15.02%
    December 31, 2009 ...............     22       8.94        8.68      1.40%       2.20%    195     39.47%      38.44%       6.56%
    December 31, 2008 ...............     13       6.41        6.27      1.40%       2.20%     82    -44.55%     -45.05%       3.75%
  Emerging Markets Bond Portfolio
    December 31, 2012 ...............      4      16.36       15.51      1.40%       2.20%     65     16.28%      15.32%       4.93%
    December 31, 2011 ...............      4      14.07       13.45      1.40%       2.20%     57      4.84%       4.02%       5.35%
    December 31, 2010 ...............     14      13.42       12.93      1.40%       2.20%    184     10.54%       9.67%       4.73%
    December 31, 2009 ...............      9      12.14       11.79      1.40%       2.20%    106     28.74%      27.74%       5.77%
    December 31, 2008 ...............      3       9.43        9.23      1.40%       2.20%     31    -15.80%     -16.47%       6.55%
  Foreign Bond US Dollar-Hedged
    Portfolio
    December 31, 2012 ...............      2      14.12       13.39      1.40%       2.20%     33      9.29%       8.42%       2.27%
    December 31, 2011 ...............      3      12.92       12.35      1.40%       2.20%     32      5.30%       4.48%       2.13%
    December 31, 2010 ...............      6      12.27       11.82      1.40%       2.20%     71      6.97%       6.10%       1.86%
    December 31, 2009 ...............      3      11.47       11.14      1.40%       2.20%     38     14.02%      13.10%       3.40%
    December 31, 2008 ...............     --      10.06        9.85      1.40%       2.20%      5     -3.82%      -4.55%       2.90%
  Global Bond Unhedged Portfolio
    December 31, 2012 ...............     52      15.25       14.45      1.40%       2.20%    796      5.46%       4.56%       1.64%
    December 31, 2011 ...............     54      14.46       13.82      1.40%       2.20%    776      6.09%       5.26%       2.54%
    December 31, 2010 ...............     35      13.63       13.13      1.40%       2.20%    479     10.10%       9.23%       2.73%
    December 31, 2009 ...............     39      12.38       12.02      1.40%       2.20%    485     15.16%      14.26%       3.15%
    December 31, 2008 ...............     49      10.75       10.52      1.40%       2.20%    526     -2.18%      -3.04%       3.34%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS   --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)        UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
  TRUST: (CONTINUED)
  High Yield Portfolio
    December 31, 2012 ...............      5   $  14.53  $    13.78      1.40%       2.20% $   77     12.72%      11.85%       5.79%
    December 31, 2011 ...............      6      12.89       12.32      1.40%       2.20%     73      1.90%       1.07%       6.94%
    December 31, 2010 ...............     28      12.65       12.19      1.40%       2.20%    356     12.85%      11.94%       7.18%
    December 31, 2009 ...............      8      11.21       10.89      1.40%       2.20%     91     38.22%      37.33%       8.78%
    December 31, 2008 ...............     11       8.11        7.93      1.40%       2.20%     90    -24.56%     -25.19%       7.76%
  Real Return Portfolio
    December 31, 2012 ...............    199      16.59       14.75      1.40%       2.20%  3,299      7.24%       6.34%       1.08%
    December 31, 2011 ...............    218      15.47       13.87      1.40%       2.20%  3,368     10.11%       9.30%       2.02%
    December 31, 2010 ...............    193      14.05       12.69      1.40%       2.20%  2,709      6.60%       5.75%       1.45%
    December 31, 2009 ...............    186      13.18       12.00      1.40%       2.20%  2,452     16.74%      15.72%       3.19%
    December 31, 2008 ...............    200      11.29       10.37      1.40%       2.20%  2,253     -8.36%      -9.04%       3.53%
  Short-Term Portfolio
    December 31, 2012 ...............     66      11.33       10.57      1.40%       2.20%    752      1.34%       0.57%       0.89%
    December 31, 2011 ...............     66      11.18       10.51      1.40%       2.20%    737     -0.89%      -1.68%       0.95%
    December 31, 2010 ...............     67      11.28       10.69      1.40%       2.20%    755      0.71%      -0.19%       0.84%
    December 31, 2009 ...............     51      11.20       10.71      1.40%       2.20%    572      6.26%       5.52%       2.15%
    December 31, 2008 ...............     72      10.54       10.15      1.40%       2.20%    764     -1.68%      -2.50%       3.67%
  Total Return Portfolio
    December 31, 2012 ...............    354      15.86       14.73      1.40%       2.20%  5,618      8.04%       7.21%       2.57%
    December 31, 2011 ...............    292      14.68       13.74      1.40%       2.20%  4,282      2.16%       1.33%       2.63%
    December 31, 2010 ...............    354      14.37       13.56      1.40%       2.20%  5,091      6.60%       5.77%       2.41%
    December 31, 2009 ...............    450      13.48       12.82      1.40%       2.20%  6,067     12.43%      11.58%       5.20%
    December 31, 2008 ...............    355      11.99       11.49      1.40%       2.20%  4,257      3.36%       2.50%       4.47%
PIONEER VARIABLE CONTRACTS TRUST:
  Equity Income Portfolio
    December 31, 2012 ...............     74      13.30       14.10      1.40%       2.20%    985      8.48%       7.55%       3.44%
    December 31, 2011 ...............    119      12.26       13.11      1.40%       2.20%  1,461      4.25%       3.47%       2.11%
    December 31, 2010 ...............     84      11.76       12.67      1.40%       2.20%    990     17.60%      16.67%       2.05%
    December 31, 2009 ...............    101      10.00       10.86      1.40%       2.20%  1,013     12.36%      11.38%       2.98%
    December 31, 2008 ...............    129       8.90        9.75      1.40%       2.20%  1,151    -31.49%     -32.01%       2.46%
  Fund Portfolio
    December 31, 2012 ...............     21      10.68       12.08      1.40%       2.20%    225      8.32%       7.57%       1.29%
    December 31, 2011 ...............     20       9.86       11.23      1.40%       2.20%    197     -5.83%      -6.65%       1.22%
    December 31, 2010 ...............     21      10.47       12.03      1.40%       2.20%    224     14.18%      13.17%       1.03%
    December 31, 2009 ...............     34       9.17       10.63      1.40%       2.20%    308     23.09%      22.18%       1.48%
    December 31, 2008 ...............     60       7.45        8.70      1.40%       2.20%    451    -35.27%     -35.79%       1.36%
  High Yield Portfolio
    December 31, 2012 ...............     27      14.87       13.98      1.40%       2.20%    400     14.12%      13.20%       5.25%
    December 31, 2011 ...............     28      13.03       12.35      1.40%       2.20%    362     -3.41%      -4.19%       5.04%
    December 31, 2010 ...............     82      13.49       12.89      1.40%       2.20%  1,103     15.99%      15.09%       5.25%
    December 31, 2009 ...............     41      11.63       11.20      1.40%       2.20%    478     57.80%      56.64%       8.24%
    December 31, 2008 ...............     57       7.37        7.15      1.40%       2.20%    424    -36.52%     -37.06%       7.47%
  Mid Cap Value Portfolio
    December 31, 2012 ...............      8      11.93       11.22      1.40%       2.20%     97      9.25%       8.41%       0.87%
    December 31, 2011 ...............      8      10.92       10.35      1.40%       2.20%     91     -7.14%      -7.92%       0.67%
    December 31, 2010 ...............      7      11.76       11.24      1.40%       2.20%     77     16.21%      15.28%       0.94%
    December 31, 2009 ...............      7      10.12        9.75      1.40%       2.20%     74     23.57%      22.64%       0.49%
    December 31, 2008 ...............      7       8.19        7.95      1.40%       2.20%     54    -34.69%     -35.21%       1.93%
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
    December 31, 2012 ...............     38      22.93       14.70      1.40%       2.20%    876      6.11%       5.23%       0.00%
    December 31, 2011 ...............     37      21.61       13.97      1.40%       2.20%    809    -13.35%     -14.03%       2.19%
    December 31, 2010 ...............     47      24.94       16.25      1.40%       2.20%  1,164     28.16%      27.15%       1.98%
    December 31, 2009 ...............     42      19.46       12.78      1.40%       2.20%    826     55.93%      54.53%       0.00%
    December 31, 2008 ...............     47      12.48        8.27      1.40%       2.20%    586    -44.09%     -44.46%       2.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                               STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                               CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                        UNITS  --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                       (000s)        UNIT VALUE          EXPENSE RATIO     (000s)         TOTAL RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (CONTINUED)
  Small-Cap Portfolio
    December 31, 2012 ...............      50  $  24.32  $    16.52      1.40%       2.20% $ 1,203     10.90%      10.06%      0.11%
    December 31, 2011 ...............      54     21.93       15.01      1.40%       2.20%   1,192     -4.61%      -5.42%      0.31%
    December 31, 2010 ...............      71     22.99       15.87      1.40%       2.20%   1,628     18.87%      17.90%      0.10%
    December 31, 2009 ...............      88     19.34       13.46      1.40%       2.20%   1,694     33.29%      32.22%      0.00%
    December 31, 2008 ...............     101     14.51       10.18      1.40%       2.20%   1,460    -28.20%     -28.76%      0.60%
THIRD AVENUE VARIABLE SERIES TRUST:
  Value Portfolio
    December 31, 2012 ...............      61     17.18       11.91      1.40%       2.20%   1,048     25.58%      24.58%      0.85%
    December 31, 2011 ...............      62     13.68        9.56      1.40%       2.20%     851    -22.40%     -23.03%      1.66%
    December 31, 2010 ...............      73     17.63       12.42      1.40%       2.20%   1,282     12.51%      11.59%      3.77%
    December 31, 2009 ...............      86     15.67       11.13      1.40%       2.20%   1,343     43.24%      42.15%      0.00%
    December 31, 2008 ...............     102     10.94        7.83      1.40%       2.20%   1,118    -44.41%     -44.90%      0.73%
VAN ECK VIP INSURANCE TRUST:
  Emerging Markets Fund
    December 31, 2012 ...............     102     27.74       25.38      1.40%       2.20%   2,821     28.01%      26.96%      0.00%
    December 31, 2011 ...............     130     21.67       19.99      1.40%       2.20%   2,812    -26.79%     -27.36%      1.19%
    December 31, 2010 ...............     188     29.60       27.52      1.40%       2.20%   5,555     25.11%      24.13%      0.66%
    December 31, 2009 ...............     254     23.66       22.17      1.40%       2.20%   6,000    110.12%     108.56%      0.15%
    December 31, 2008 ...............     269     11.26       10.63      1.40%       2.20%   3,023    -65.26%     -65.57%      0.00%
  Global Bond Fund
    December 31, 2012 ...............      50     19.08       13.91      1.40%       2.20%     959      4.09%       3.27%      2.37%
    December 31, 2011 ...............      67     18.33       13.47      1.40%       2.20%   1,221      6.63%       5.81%      7.70%
    December 31, 2010 ...............      74     17.19       12.73      1.40%       2.20%   1,263      4.69%       3.92%      3.66%
    December 31, 2009 ...............      88     16.42       12.25      1.40%       2.20%   1,449      4.52%       3.64%      4.42%
    December 31, 2008 ...............     152     15.71       11.82      1.40%       2.20%   2,389      2.15%       1.37%     10.25%
  Global Hard Assets Fund
    December 31, 2012 ...............      37     31.82       27.86      1.40%       2.20%   1,192      1.95%       1.13%      0.61%
    December 31, 2011 ...............      46     31.21       27.55      1.40%       2.20%   1,427    -17.63%     -18.27%      1.21%
    December 31, 2010 ...............      57     37.89       33.71      1.40%       2.20%   2,162     27.45%      26.44%      0.38%
    December 31, 2009 ...............      69     29.73       26.66      1.40%       2.20%   2,056     55.33%      54.10%      0.25%
    December 31, 2008 ...............      95     19.14       17.30      1.40%       2.20%   1,813    -46.88%     -47.30%      0.33%
  Multi-Manager Alternatives Fund
    December 31, 2012 ...............      34     10.17        9.48      1.40%       2.20%     340     -0.10%      -0.84%      0.00%
    December 31, 2011 ...............      30     10.18        9.56      1.40%       2.20%     307     -3.60%      -4.40%      0.97%
    December 31, 2010 ...............      29     10.56       10.00      1.40%       2.20%     310      3.53%       2.67%      0.00%
    December 31, 2009 ...............      40     10.20        9.74      1.40%       2.20%     408     12.33%      11.44%      0.15%
    December 31, 2008 ...............      53      9.08        8.74      1.40%       2.20%     477    -14.34%     -15.06%      0.11%
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery Fund
    December 31, 2012 ...............     233     18.06       16.98      1.40%       2.20%   4,204     16.07%      15.20%      0.00%
    December 31, 2011 ...............     260     15.56       14.74      1.40%       2.20%   4,047     -0.95%      -1.80%      0.00%
    December 31, 2010 ...............     354     15.71       15.01      1.40%       2.20%   5,562     33.70%      32.60%      0.00%
    December 31, 2009 ...............     319     11.75       11.32      1.40%       2.20%   3,755     38.24%      37.21%      0.00%
    December 31, 2008 ...............     378      8.50        8.25      1.40%       2.20%   3,212    -45.09%     -45.54%      0.00%
  Opportunity Fund
    December 31, 2012 ...............     131     22.66       15.38      1.40%       2.20%   2,964     13.87%      13.01%      0.10%
    December 31, 2011 ...............     149     19.90       13.61      1.40%       2.20%   2,970     -6.79%      -7.54%      0.14%
    December 31, 2010 ...............     193     21.35       14.72      1.40%       2.20%   4,125     22.00%      21.05%      0.76%
    December 31, 2009 ...............     200     17.50       12.16      1.40%       2.20%   3,506     45.71%      44.42%      0.00%
    December 31, 2008 ...............     243     12.01        8.42      1.40%       2.20%   2,918    -40.95%     -41.36%      1.88%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================
(7) UNIT PROGRESSION
  The change in units outstanding for the year ended December 31, 2012 was as follows:

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                                   NOTES*       OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ........................................                  336,522.6      17,181.9     (43,827.0)    309,877.5
  Large Cap Growth ............................................                  318,333.5      17,242.3     (64,234.8)    271,341.0
  Mid Cap Growth ..............................................                  226,125.6      10,930.3     (39,187.1)    197,868.8
  Small Cap Growth ............................................                  122,418.3       4,834.3     (26,327.9)    100,924.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ...........................................                   23,857.2      28,173.3      (8,976.6)     43,053.9
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ....................................................                   65,075.8      52,778.4     (17,165.3)    100,688.9
  Income & Growth .............................................                  169,676.5      43,006.4     (39,583.5)    173,099.4
  Inflation Protection ........................................                   81,907.2      16,836.8     (51,448.1)     47,295.9
  International ...............................................                   91,646.3       8,989.2     (18,168.4)     82,467.1
  Value .......................................................                  221,737.3       9,879.1     (42,218.6)    189,397.8
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology ..............................                  222,786.2       4,593.8     (19,434.6)    207,945.4
DREYFUS INVESTMENT PORTFOLIO:
  Small Cap Stock Index .......................................                   13,987.8       8,218.6      (6,616.1)     15,590.3
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................                  148,530.2       1,666.0     (24,918.1)    125,278.1
DREYFUS STOCK INDEX FUND: .....................................                  563,721.9      42,416.4     (82,352.9)    523,785.4
DREYFUS VARIABLE INVESTMENT FUND:
  International Value .........................................                  105,372.5       6,947.9     (17,718.7)     94,601.7
FEDERATED INSURANCE SERIES:
  High Income Bond II .........................................                   91,517.5       2,187.4     (16,838.3)     76,866.6
  Managed Volatility II .......................................                   81,932.6      16,825.4     (15,743.7)     83,014.3
GUGGENHEIM VARIABLE INSURANCE FUNDS: ..........................       a
  CLS AdvisorOne Amerigo ......................................       b           18,903.1           0.5      (1,830.4)     17,073.2
  CLS AdvisorOne Clermont .....................................       b            6,860.5       1,111.9      (1,124.1)      6,848.3
  Rydex Banking ...............................................       c           11,243.7      47,890.3     (40,924.2)     18,209.8
  Rydex Basic Materials .......................................       c           24,331.0       9,310.5     (19,526.3)     14,115.2
  Rydex Biotechnology .........................................       c           48,034.3      82,594.2     (80,115.2)     50,513.3
  Rydex Consumer Products .....................................       c           17,990.1      10,427.1     (20,487.9)      7,929.3
  Rydex Dow 2X Strategy .......................................       c           32,950.8           0.7     (16,961.5)     15,990.0
  Rydex Electronics ...........................................       c              401.2      42,024.9     (42,045.1)        381.0
  Rydex Energy ................................................       c           42,251.3       7,813.4     (16,732.3)     33,332.4
  Rydex Energy Services .......................................       c           32,299.5      18,707.2     (28,878.8)     22,127.9
  Rydex Europe 1.25X Strategy .................................       c            4,618.2      12,721.6     (12,110.7)      5,229.1
  Rydex Financial Services ....................................       c            4,912.3      43,267.0     (16,799.5)     31,379.8
  Rydex Government Long Bond 1.2X Strategy ....................       c           84,277.6      40,736.3    (110,323.2)     14,690.7
  Rydex Health Care ...........................................       c           12,645.1      29,741.9     (20,185.4)     22,201.6
  Rydex Internet ..............................................       c            4,336.8       5,102.5      (5,156.1)      4,283.2
  Rydex Inverse Dow 2X Strategy ...............................       c           39,032.1            --        (424.0)     38,608.1
  Rydex Inverse Government Long Bond Strategy .................       c               57.8            --          (1.7)         56.1
  Rydex Inverse NASDAQ-100(R) Strategy ........................       c            1,637.3            --            --       1,637.3
  Rydex Inverse Russell 2000(R) Strategy ......................       c              714.9            --            --         714.9
  Rydex Inverse S&P 500 Strategy ..............................       c           37,552.5     118,361.4    (102,541.7)     53,372.2
  Rydex Japan 2X Strategy .....................................       c            5,308.1       2,938.9      (3,483.4)      4,763.6
  Rydex Leisure ...............................................       c            3,154.5       6,448.4      (4,630.6)      4,972.3
  Rydex Mid Cap 1.5X Strategy .................................       c            8,216.0      20,792.6     (19,086.7)      9,921.9
  Rydex NASDAQ-100(R) .........................................       c           54,952.6      47,436.4     (42,730.1)     59,658.9
  Rydex NASDAQ-100(R) 2X Strategy .............................       c           35,287.2      69,425.8     (70,804.0)     33,909.0
  Rydex Nova ..................................................       c           40,943.1      44,111.4     (20,179.2)     64,875.3
  Rydex Precious Metals .......................................       c           59,691.8      21,005.1     (38,211.4)     42,485.5
  Rydex Real Estate ...........................................       c           11,909.6      41,746.5     (33,825.7)     19,830.4
  Rydex Retailing .............................................       c            3,315.8      16,958.7      (9,053.3)     11,221.2
  Rydex Russell 2000(R) 1.5X Strategy .........................       c            7,465.8      17,941.6     (16,971.4)      8,436.0
  Rydex S&P 500 2X Strategy ...................................       c           45,029.2      56,603.2     (83,788.5)     17,843.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                                   NOTES*       OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED) ..............       a
  Rydex S&P 500 Pure Growth ...................................       c           34,408.1      26,109.3     (27,443.1)     33,074.3
  Rydex S&P 500 Pure Value ....................................       c           20,191.6      21,855.9     (20,557.5)     21,490.0
  Rydex S&P MidCap 400 Pure Growth ............................       c           15,907.5       8,321.0      (6,710.3)     17,518.2
  Rydex S&P MidCap 400 Pure Value .............................       c           20,996.5      11,509.8     (10,752.0)     21,754.3
  Rydex S&P SmallCap 600 Pure Growth ..........................       c           36,844.2       6,605.8     (35,273.3)      8,176.7
  Rydex S&P SmallCap 600 Pure Value ...........................       c           23,801.3      47,140.0     (48,141.0)     22,800.3
  Rydex Technology ............................................       c           17,173.4      18,457.9     (22,934.9)     12,696.4
  Rydex Telecommunications ....................................       c            7,338.2      15,508.6     (11,309.2)     11,537.6
  Rydex Transportation ........................................       c            5,307.6       4,571.8      (5,693.7)      4,185.7
  Rydex U.S. Government Money Market ..........................       c          164,692.1         765.5     (70,571.2)     94,886.4
  Rydex Utilities .............................................       c           50,172.9      30,844.0     (52,220.7)     28,796.2
  U.S. Long Short Momentum ....................................       b           16,008.1           0.4      (6,614.2)      9,394.3
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity .................................................                   71,874.2       4,618.0     (10,383.1)     66,109.1
  Diversified Dividend ........................................       d           32,946.6      13,766.8     (30,055.3)     16,658.1
  Global Health Care ..........................................                   45,657.3      18,733.8     (20,241.0)     44,150.1
  Global Real Estate ..........................................                   47,833.1       7,910.4     (10,390.4)     45,353.1
  High Yield ..................................................                  165,475.6      45,141.4     (42,615.0)    168,002.0
  Mid Cap Core Equity .........................................                   16,207.9       1,068.1      (4,076.7)     13,199.3
  Money Market ................................................       e                 --   1,649,803.4    (365,243.5)  1,284,559.9
  Technology ..................................................                   19,651.6       1,929.8      (2,996.1)     18,585.3
  Van Kampen Value Opportunities ..............................       f           39,558.5       8,189.3     (10,022.3)     37,725.5
JANUS ASPEN SERIES:
  Enterprise ..................................................                  391,512.0      20,047.8     (69,714.9)    341,844.9
  Janus .......................................................                  546,957.1      20,345.0     (97,859.1)    469,443.0
  Overseas ....................................................                   64,390.1       6,034.0     (23,218.3)     47,205.8
  Worldwide ...................................................                  411,280.5      32,030.4     (72,634.0)    370,676.9
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity .....................................                   52,978.7      19,334.4     (22,013.3)     50,299.8
  International Equity ........................................                   38,689.6      13,292.1     (19,790.9)     32,190.8
  US Small-Mid Cap Equity .....................................                   73,267.7       2,644.9     (10,833.3)     65,079.3
  US Strategic Equity .........................................                   40,954.7         485.7      (3,245.8)     38,194.6
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .............................                   19,958.3      27,844.6     (33,788.6)     14,014.3
  ClearBridge Equity Income Builder I .........................                   15,790.8      18,181.9     (17,064.4)     16,908.3
  ClearBridge Fundamental All Cap Value I .....................                    9,978.2       1,304.0      (3,607.9)      7,674.3
  ClearBridge Large Cap Growth I ..............................                   13,545.8      18,480.2     (13,331.8)     18,694.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ........................                    8,858.8            --      (1,781.0)      7,077.8
  Western Asset Strategic Bond ................................                   75,065.2      30,329.6     (51,233.0)     54,161.8
LORD ABBETT SERIES FUND:
  Capital Structure ...........................................                   12,977.9           3.0      (1,738.3)     11,242.6
  Growth and Income ...........................................                  266,237.6       8,913.8     (39,957.5)    235,193.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value .............................................       g          122,098.9       2,259.1     (27,806.7)     96,551.3
  Mid Cap Growth ..............................................                   44,225.3       6,494.1     (27,505.4)     23,214.0
  Mid Cap Intrinsic Value .....................................       h           50,174.7         454.4      (5,929.0)     44,700.1
  Short Duration Bond .........................................                  180,390.6      51,710.6    (101,707.1)    130,394.1
  Small-Cap Growth ............................................                   14,059.1         107.3      (9,857.4)      4,309.0
  Socially Responsive .........................................                    2,183.8         416.8        (291.0)      2,309.6
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ................................................                  459,346.3      27,048.5     (91,407.5)    394,987.3
  JNF Equity ..................................................                  451,119.8      15,965.7     (67,787.4)    399,298.1
  JNF Money Market ............................................       i        1,348,774.9     212,485.9  (1,561,260.8)           --
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ...................................................                   56,668.0      17,764.2      (8,378.3)     66,053.9
  CommodityRealReturn Strategy ................................                   15,034.1            --      (2,901.9)     12,132.2
                                                                                    NUMBER                                    NUMBER

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                                   NOTES*       OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
  Emerging Markets Bond .......................................                    4,063.5            --         (92.2)      3,971.3
  Foreign Bond US Dollar-Hedged ...............................                    2,510.4           4.6        (159.2)      2,355.8
  Global Bond Unhedged ........................................                   53,676.9      23,559.7     (25,009.8)     52,226.8
  High Yield ..................................................                    5,664.1           1.9        (398.1)      5,267.9
  Real Return .................................................                  217,775.6      50,202.6     (69,068.2)    198,910.0
  Short-Term ..................................................                   65,918.7      14,526.7     (14,040.6)     66,404.8
  Total Return ................................................                  291,643.1     123,580.4     (61,083.5)    354,140.0
PIONEER VARIABLE CONTRACTS TRUST:
  Equity Income ...............................................                  119,087.9      10,354.3     (55,417.4)     74,024.8
  Fund ........................................................                   19,984.2       1,190.6        (105.7)     21,069.1
  High Yield ..................................................                   27,766.2            --        (863.9)     26,902.3
  Mid Cap Value ...............................................                    8,327.5       1,288.5      (1,470.1)      8,145.9
ROYCE CAPITAL FUND:
  Micro-Cap ...................................................                   37,473.7       6,777.0      (6,020.3)     38,230.4
  Small-Cap ...................................................                   54,405.2       6,174.7     (11,070.6)     49,509.3
THIRD AVENUE VARIABLE SERIES TRUST:
  Value .......................................................                   62,203.0      12,737.1     (13,924.3)     61,015.8
VAN ECK VIP TRUST:
  Emerging Markets ............................................                  129,759.9       2,916.8     (30,997.8)    101,678.9
  Global Bond .................................................                   66,691.3       6,274.8     (22,614.0)     50,352.1
  Global Hard Assets ..........................................                   45,702.1       3,501.5     (11,733.3)     37,470.3
  Multi-Manager Alternatives ..................................                   30,315.2       7,149.2      (3,891.5)     33,572.9
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ...................................................                  260,151.3      22,411.7     (49,904.6)    232,658.4
  Opportunity .................................................                  149,256.7       6,487.3     (25,092.8)    130,651.2
------------------------------------------------------------------------------------------------------------------------------------
                             TOTAL ............................               10,876,414.1   3,903,895.9  (5,017,539.1)  9,762,770.9
------------------------------------------------------------------------------------------------------------------------------------

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(7) UNIT PROGRESSION
  The change in units outstanding for the year ended December 31, 2011 was as follows:

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                                   NOTES*       OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ........................................                  360,043.6      25,365.7     (48,886.7)    336,522.6
  Large Cap Growth ............................................                  374,442.1      17,766.7     (73,875.3)    318,333.5
  Mid Cap Growth ..............................................                  258,947.1       8,706.3     (41,527.8)    226,125.6
  Small Cap Growth ............................................                  139,487.6       1,078.8     (18,148.1)    122,418.3
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ...........................................                   22,011.8       6,584.3      (4,738.9)     23,857.2
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ....................................................                   47,051.5      41,200.2     (23,175.9)     65,075.8
  Income & Growth .............................................                  189,380.8      15,812.3     (35,516.6)    169,676.5
  Inflation Protection ........................................                   46,208.1      65,134.3     (29,435.2)     81,907.2
  International ...............................................                  119,879.2       6,244.7     (34,477.6)     91,646.3
  Value .......................................................                  257,295.9      34,362.5     (69,921.1)    221,737.3
COLUMBIA FUNDS VARIABLE SERIES TRUST: .........................       a
  CVP Seligman Global Technology ..............................       b           67,757.0     183,465.5     (28,436.3)    222,786.2
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ..........................................                      988.9          83.0      (1,071.9)           --
DREYFUS INVESTMENT PORTFOLIO:
  Small Cap Stock Index .......................................                   15,600.5       3,295.2      (4,907.9)     13,987.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................                  166,900.1       7,902.4     (26,272.3)    148,530.2
DREYFUS STOCK INDEX FUND: .....................................                  664,180.1       9,468.6    (109,926.8)    563,721.9
DREYFUS VARIABLE INVESTMENT FUND:
  International Value .........................................                  124,429.3      11,785.3     (30,842.1)    105,372.5
FEDERATED INSURANCE SERIES:
  High Income Bond II .........................................                  126,364.9       1,616.3     (36,463.7)     91,517.5
  Managed Volatility II .......................................       c          103,602.2       7,294.5     (28,964.1)     81,932.6
INVESCO VARIABLE INSURANCE FUNDS: .............................       j
  Van Kampen Value Opportunities ..............................                   47,728.1      10,434.0     (18,603.6)     39,558.5
  Core Equity .................................................                   88,258.6       2,103.2     (18,487.6)     71,874.2
  Diversified Dividend ........................................       d                 --      41,129.9      (8,183.3)     32,946.6
  Financial Services ..........................................       e           24,636.5       3,600.3     (28,236.8)           --
  Global Health Care ..........................................                   65,724.2      13,221.5     (33,288.4)     45,657.3
  Global Real Estate ..........................................                   53,114.1       4,960.0     (10,241.0)     47,833.1
  High Yield ..................................................                  105,396.8     145,622.9     (85,544.1)    165,475.6
  Mid Cap Core Equity .........................................                   26,396.7       1,270.5     (11,459.3)     16,207.9
  Technology ..................................................                   20,033.9      15,612.9     (15,995.2)     19,651.6
JANUS ASPEN SERIES:
  Enterprise ..................................................                  448,599.4       8,079.9     (65,167.3)    391,512.0
  Janus .......................................................                  622,333.5      12,505.7     (87,882.1)    546,957.1
  Overseas ....................................................                   87,492.3       5,967.2     (29,069.4)     64,390.1
  Worldwide ...................................................                  461,836.4       9,026.2     (59,582.1)    411,280.5
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity .....................................                   79,974.7       5,316.1     (32,312.1)     52,978.7
  International Equity ........................................                   38,111.3      15,088.3     (14,510.0)     38,689.6
  US Small-Mid Cap Equity .....................................                   95,972.8       4,823.8     (27,528.9)     73,267.7
  US Strategic Equity .........................................                   45,828.9       1,839.7      (6,713.9)     40,954.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .............................                    7,775.3      27,120.7     (14,937.7)     19,958.3
  ClearBridge Equity Income Builder I .........................                    2,814.1      13,411.3        (434.6)     15,790.8
  ClearBridge Fundamental All Cap Value I .....................                    9,487.6       3,959.4      (3,468.8)      9,978.2
  ClearBridge Large Cap Growth I ..............................                   12,867.3      16,517.1     (15,838.6)     13,545.8
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ........................                   31,969.8         296.0     (23,407.0)      8,858.8
  Western Asset Strategic Bond ................................                   59,229.1      61,164.1     (45,328.0)     75,065.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING        UNITS         UNITS          END
FUND DESCRIPTION                                                   NOTES*       OF YEAR       PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
  Capital Structure ...........................................                   18,073.4          29.2      (5,124.7)     12,977.9
  Growth and Income ...........................................                  299,472.3       5,858.0     (39,092.7)    266,237.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Mid-Cap Growth ..............................................                   27,530.5      45,293.6     (28,598.8)     44,225.3
  Large Cap Value .............................................                  154,391.2      12,282.8     (44,575.1)    122,098.9
  Mid Cap Intrinsic ...........................................       k           54,857.6       8,397.3     (13,080.2)     50,174.7
  Short Duration Bond .........................................       l          183,971.7      48,209.8     (51,790.9)    180,390.6
  Small-Cap Growth ............................................                    7,609.7      26,590.3     (20,140.9)     14,059.1
  Socially Responsive .........................................                    4,787.6       8,402.7     (11,006.5)      2,183.8
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ................................................                  538,326.9       9,182.0     (88,162.6)    459,346.3
  JNF Equity ..................................................                  502,145.5       9,959.1     (60,984.8)    451,119.8
  JNF Money Market ............................................                1,514,052.7     353,866.6    (519,144.4)  1,348,774.9
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ...................................................                   38,852.3      31,592.0     (13,776.3)     56,668.0
  Commodity Real Return Strategy ..............................                   16,175.4       3,500.8      (4,642.1)     15,034.1
  Emerging Markets Bond .......................................                   13,707.3         547.8     (10,191.6)      4,063.5
  Foreign Bond US Dollar-Hedged ...............................       f            5,816.2            --      (3,305.8)      2,510.4
  Global Bond Unhedged ........................................                   35,137.9      47,247.8     (28,708.8)     53,676.9
  High Yield ..................................................                   28,147.1       2,203.8     (24,686.8)      5,664.1
  Real Return .................................................                  192,936.5      83,602.1     (58,763.0)    217,775.6
  Short-Term ..................................................                   66,897.4      14,844.3     (15,823.0)     65,918.7
  Total Return ................................................                  354,332.3      63,535.3    (126,224.5)    291,643.1
PIONEER VARIABLE CONTRACTS TRUST:
  Equity Income ...............................................                   84,128.8      54,722.7     (19,763.6)    119,087.9
  Fund ........................................................                   21,371.5       2,258.7      (3,646.0)     19,984.2
  High Yield ..................................................                   81,780.4         569.5     (54,583.7)     27,766.2
  Mid Cap Value ...............................................                    6,546.9       5,988.2      (4,207.6)      8,327.5
ROYCE CAPITAL FUND:
  Micro-Cap ...................................................                   46,731.6       8,384.4     (17,642.3)     37,473.7
  Small-Cap ...................................................                   70,843.5       3,644.4     (20,082.7)     54,405.2
GUGGENHEIM VARIABLE INSURANCE FUNDS:                                  h
  Rydex Banking ...............................................       m           18,188.5      18,955.6     (25,900.4)     11,243.7
  Rydex Basic Materials .......................................       m           30,445.5      17,940.7     (24,055.2)     24,331.0
  Rydex Biotechnology .........................................       m           54,164.9      32,569.6     (38,700.2)     48,034.3
  Rydex Consumer Products .....................................       m            9,046.2      32,189.9     (23,246.0)     17,990.1
  Rydex Dow 2X Strategy .......................................       m           19,281.9      25,260.2     (11,591.3)     32,950.8
  Rydex Electronics ...........................................       m            7,952.0      78,900.2     (86,451.0)        401.2
  Rydex Energy ................................................       m           45,884.2      37,859.4     (41,492.3)     42,251.3
  Rydex Energy Services .......................................       m           54,013.8      52,200.7     (73,915.0)     32,299.5
  Rydex Europe 1.25X Strategy .................................       m           18,550.1      68,272.0     (82,203.9)      4,618.2
  Rydex Financial Services ....................................       m            5,458.2       2,539.7      (3,085.6)      4,912.3
  Rydex Government Long Bond 1.2X Strategy ....................       m           16,404.6     132,383.8     (64,510.8)     84,277.6
  Rydex Health Care ...........................................       m            5,494.2      42,302.3     (35,151.4)     12,645.1
  Rydex Internet ..............................................       m           13,190.8       4,364.8     (13,218.8)      4,336.8
  Rydex Inverse Dow 2X Strategy ...............................       m           43,886.8       5,201.8     (10,056.5)     39,032.1
  Rydex Inverse Government Long Bond Strategy .................       m              137.4            --         (79.6)         57.8
  Rydex Inverse NASDAQ-100(R) Strategy ........................       m            3,949.1      11,622.4     (13,934.2)      1,637.3
  Rydex Inverse Russell 2000(R) Strategy ......................       m            4,797.5      10,364.5     (14,447.1)        714.9
  Rydex Inverse S&P 500 Strategy ..............................       m           38,445.8     259,299.3    (260,192.6)     37,552.5
  Rydex Japan 2X Strategy .....................................       m            3,332.3      47,328.9     (45,353.1)      5,308.1
  Rydex Leisure ...............................................       m           19,047.8       3,592.4     (19,485.7)      3,154.5
  Rydex Mid Cap 1.5X Strategy .................................       m           14,567.8      28,027.8     (34,379.6)      8,216.0
  Rydex NASDAQ-100(R) .........................................       m           85,221.3      44,822.3     (75,091.0)     54,952.6
  Rydex NASDAQ-100(R) 2X Strategy .............................       m           19,889.3      87,530.1     (72,132.2)     35,287.2
  Rydex Nova ..................................................       m           47,266.8       6,770.9     (13,094.6)     40,943.1
  Rydex Precious Metals .......................................       m           68,409.2      60,012.4     (68,729.8)     59,691.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING        UNITS        UNITS          END
FUND DESCRIPTION                                                   NOTES*       OF YEAR       PURCHASED     REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED) ..............      h
  Rydex Real Estate ...........................................      m            59,926.1       9,321.9     (57,338.4)     11,909.6
  Rydex Retailing .............................................      m            24,851.7       4,977.4     (26,513.3)      3,315.8
  Rydex Russell 2000(R) 1.5X Strategy .........................      m            12,872.2      13,681.0     (19,087.4)      7,465.8
  Rydex S&P 500 2X Strategy ...................................      m             9,225.7      68,941.0     (33,137.5)     45,029.2
  Rydex S&P 500 Pure Growth ...................................      m            66,253.4      73,168.3    (105,013.6)     34,408.1
  Rydex S&P 500 Pure Value ....................................      m            38,172.3      57,776.4     (75,757.1)     20,191.6
  Rydex S&P MidCap 400 Pure Growth ............................      m            87,147.3      57,469.7    (128,709.5)     15,907.5
  Rydex S&P MidCap 400 Pure Value .............................      m            25,938.9      21,625.0     (26,567.4)     20,996.5
  Rydex S&P SmallCap 600 Pure Growth ..........................      m            21,107.7      52,073.8     (36,337.3)     36,844.2
  Rydex S&P SmallCap 600 Pure Value ...........................      m            30,556.0      13,926.2     (20,680.9)     23,801.3
  CLS AdvisorOne Amerigo ......................................      i            21,999.6         273.8      (3,370.3)     18,903.1
  CLS AdvisorOne Clermont .....................................      i             2,813.0       4,454.8        (407.3)      6,860.5
  U.S. Long Short Momentum ....................................      i            16,307.4         101.7        (401.0)     16,008.1
  Rydex Technology ............................................      m            17,755.8      23,735.7     (24,318.1)     17,173.4
  Rydex Telecommunications ....................................      m            12,354.6       6,042.2     (11,058.6)      7,338.2
  Rydex Rydex Transportation ..................................      m             7,926.3      12,233.0     (14,851.7)      5,307.6
  Rydex U.S. Government Money Market ..........................      m           169,985.0     417,024.6    (422,317.5)    164,692.1
  Rydex Utilities .............................................      m            20,751.0      57,334.7     (27,912.8)     50,172.9
SELIGMAN PORTFOLIOS, INC:
  Communications and Information ..............................      g           143,374.9            --    (143,374.9)           --
THIRD AVENUE VARIABLE SERIES TRUST:
  Value .......................................................                   72,689.7       4,096.8     (14,583.5)     62,203.0
VAN ECK VIP TRUST:
  Emerging Markets ............................................                  187,699.1       1,884.2     (59,823.4)    129,759.9
  Global Bond .................................................                   73,557.9      16,841.6     (23,708.2)     66,691.3
  Global Hard Assets ..........................................                   57,060.3       8,799.2     (20,157.4)     45,702.1
  Multi-Manager Alternatives ..................................                   29,463.9      11,327.0     (10,475.7)     30,315.2
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ...................................................                  354,067.8      33,558.6    (127,475.1)    260,151.3
  Opportunity .................................................                  193,186.1       9,273.9     (53,203.3)    149,256.7
------------------------------------------------------------------------------------------------------------------------------------
                             TOTAL ............................               12,292,846.0   3,811,204.7  (5,227,636.6) 10,876,414.1
====================================================================================================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES
a) The Guggenheim Variable Insurance Funds was formerly Rydex Variable Trust prior to its name change effective May 1, 2012.
b) The following funds in the Guggenheim Variable Insurance Funds, formerly Rydex Variable Trust, removed SGI from the fund names effective March 1, 2012:
      Guggenheim CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo Guggenheim CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont
      Guggenheim U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum
c) The Guggenheim funds not mentioned in 2012 Footnote "b" above added "Rydex" as a prefix to the fund name as of May 1, 2012.
d) Invesco Diversified Dividend was formerly Invesco Dividend Growth prior to its name change May 1, 2012.
e)    For the period May 1, 2012 (inception of fund) through December 31, 2012.
f) Invesco Van Kampen Value Opportunities was formerly Invesco Basic Value prior to its name change May 1, 2012.
g) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.
h) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.
i)    For the period January 1, 2012 through May 15, 2012 (liquidation of fund).

      FOR THE PERIOD ENDING DECEMBER 31, 2011:
a) Seligman Portfolios merged with Columbia Funds Variable Series Trust March 14, 2011.
b) CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
c) Federated Managed Volatility II was formerly Capital Income Fund prior to its name change December 2, 2011.
d) For the period April 29, 2011 (inception of fund) through December 31, 2011 and Invesco Diversified Dividend was formerly Invesco Dividend Growth prior to its name change May 1, 2012.
e)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).
f) PIMCO VIT Foreign Bond (US Dollar Hedged) was formerly PIMCO VIT Foreign Bond (Hedged) prior to its name change May 2, 2011.
g)    For the period January 1, 2011 through March 14, 2011 (liquidation of fund).
h) The Guggenheim Variable Insurance Funds was formerly Rydex Variable Trust prior to its name change effective May 1, 2012.
i) The following funds in the Guggenheim Variable Insurance Funds, formerly Rydex Variable Trust, removed SGI from the fund names effective March 1, 2012:
      Guggenheim CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo Guggenheim CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont
      Guggenheim U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum
j) Invesco Van Kampen Value Opportunities was formerly Invesco Basic Value prior to its name change May 1, 2012.
k) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.
l) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.
m) The Guggenheim funds not mentioned in 2011 Footnote "i" above added "Rydex" as a prefix to the fund name as of May 1, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

     We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account F (the "Account") as of December 31, 2012, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2012, and the financial highlights for each of the five years in the periods ended December 31, 2012. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account F as of December 31, 2012, the results of its operations, changes in its net assets for each of the two years in the period ended December 31, 2012, and financial highlights for each of the five years in the periods ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 19, 2013

================================================================================

                                JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                                SPONSOR
                                Jefferson National Life Insurance Company
                                DISTRIBUTOR
                                Jefferson National Securities Corporation
                                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO USA, LLP

                                 PART C
                           OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2012 and 2011, and for the three years ended December 31, 2012.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2012 and for each of the two years ended December 31, 2012.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1) (a)     Resolution of Board of Directors of the Company               (2)
            authorizing the establishment of the Separate Account.

    (b)     Resolution Changing the Name of the Separate Account          (1)

(2)         Not Applicable.

(3) (a) (i) Form of Principal Underwriter's Agreement of the Company      (1)
            on behalf of the Separate Account and Inviva Securities
            Corporation.

       (ii) Form of Amendment to Principal Underwriter's Agreement        (1)

    (b)     Form of Selling Agreement                                     (1)

(4) (a)     Form of Individual Contract. (22-4061)                        (1)

    (b)     Form of Group Contract.                                       (2)

    (c)     Form of Group Certificate.                                    (2)

    (d)     Form of Endorsement Amending MVA Provision (CVIC-4013)        (1)

    (e)     Form of Earning Protection Rider. (CVIC-4026)                 (1)

    (f)     Form of Guaranteed Minimum Death Benefit Rider.               (1)
            (CVIC-4007)

    (g)     Form of Guaranteed Minimum Withdrawal Benefit Rider.          (1)
            (CVIC-4005)

    (h)     Form of Waiver of Contingent Deferred Sales Charges for       (1)
            Unemployment Rider. (CVIC-4023)

    (i)     Form of Waiver of Contingent Deferred Sales Charges for       (1)
            Nursing Care Confinement Rider. (CVIC-4020)

    (j)     Form of Waiver of Contingent Deferred Sales Charges for       (1)
            Terminal Illness Rider. (CVIC-4021)

    (k)     Form of IRA Endorsement                                       (1)

    (l)     Form of Roth IRA Endorsement                                  (1)

    (m)     Form of TSA Endorsement                                       (1)

    (n)     Form of Removal of Subaccount Limitation Endorsement          (10)
            (JNL-ADV-END-4)

    (o)     Form of Age 100 Endorsement (Annuity Date END 8-12)           (19)

    (p)     Form of 403(b) Endorsement (JNL-403(b) END 7-12)              (19)

(5)         Form of Application for Individual Annuity Contract.          (1)
            (JNL-6000)

(6) (a)     Amended and Restated Articles of Incorporation of Conseco     (1)
            Variable Insurance Company.

    (b)     Amended and Restated By-Laws of the Company.                  (1)

(7)         Not Applicable.

(8) (a)     Form of Participation Agreement dated October 23, 2002        (1)
            with Conseco Series Trust and Conseco Equity Sales, Inc.
            and amendments thereto dated September 10, 2003 and February 1, 2001.

        (i) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement dated October 23, 2002 by and among 40|86 Series
            Trust, 40|86 Advisors, Inc. and Jefferson National Life
            Insurance Company.

    (b) (i) Form of Participation Agreement by and among A I M            (1)
            Distributors, Inc., Jefferson National Life Insurance
            Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

       (ii) Form of Amendment dated April 6, 2004 to the Participation    (1)
            Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

      (iii) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

       (iv) Form of Amendment dated May 1, 2008 to the Participation      (14)
            Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

        (v) Form of amendment dated August 10, 2010 to the form of        (17)
            Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and
            Jefferson National Life

       (vi) Form of amendment dated September 13, 2010 to the form of     (17)
            Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and
            Jefferson National Life

    (c) (i) Form of Participation Agreement among the Alger American      (4)
            Fund, Great American Reserve Insurance Company and Fred
            Alger and Company, Inc. dated March 31, 1995.

       (ii) Form of Amendment dated November 5, 1999 to the               (5)
            Participation Agreement among the Alger American Fund,
            Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

      (iii) Form of Amendment dated January 31, 2001 to the               (5)
            Participation Agreement among the Alger American Fund,
            Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

       (iv) Form of Amendments August 4, 2003 and March 22, 2004 to       (1)
            the Participation Agreement among the Alger American Fund,
            Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

        (v) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement among the Alger American Fund, Jefferson
            National Life Insurance Company and Fred Alger and
            Company, Inc. dated March 31, 1995.

       (vi) Form of Amendment dated May 1, 2008 to the Participation      (14)
            Agreement among The Alger American Fund, Jefferson
            National Life Insurance Company and Fred Alger and
            Company, Inc. dated March 31, 1995.

    (d) (i) Form of Participation Agreement between Great American        (4)
            Reserve Insurance Company and American Century Investment Services as of 1997.

       (ii) Form of Amendment dated November 15, 1997 to the              (5)
            Participation Agreement between Great American Reserve
            Insurance Company and American Century Investment Services as of 1997.

      (iii) Form of Amendment dated December 31, 1997 to the              (5)
            Participation Agreement between Great American Reserve
            Insurance Company and American Century Investment Services as of 1997.

       (iv) Form of Amendment dated January 13, 2000 to the               (5)
            Participation Agreement between Great American Reserve
            Insurance Company and American Century Investment Services as of 1997.

        (v) Form of Amendment dated February 9, 2001 to the               (5)
            Participation Agreement between Great American Reserve
            Insurance Company and American Century Investment Services as of 1997.

       (vi) Form of Amendments dated July 31, 2003 and March 25, 2004     (1)
            to the Participation Agreement between Great American
            Reserve Insurance Company and American Century Investment Services as of 1997.

      (vii) Form of Amendment dated May 1, 2005 to the Participation      (10)
            Agreement between Jefferson National Life Insurance
            Company and American Century Investment Services as of
            1997.

     (viii) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement between Jefferson National Life Insurance
            Company and American Century Investment Services as of
            1997.

       (ix) Form of Amendment dated May 1, 2007 to the Participation      (13)
            Agreement between Jefferson  National Life Insurance
            Company and American Century Investment Services.

        (x) Form of Amendment October 26, 2010 to the Participation       (17)
            Agreement as of 1997 between Jefferson National Life
            Insurance Company and American Century Investment Services

    (e) (i) Form of Participation Agreement dated May 1, 1995 by and      (5)
            among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
            Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
            Dreyfus Investment Portfolios.

       (ii) Form of Amendment dated March 21, 2002 to the                 (5)
            Participation Agreement dated May 1, 1995 by and among
            Conseco Variable Insurance Company, Dreyfus Variable
            Investment Fund, The Dreyfus Socially Responsible Growth
            Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
            Dreyfus Investment Portfolios.

      (iii) Form of Amendment dated May 1, 2003 to the Participation      (1)
            Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
            Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
            Life and Annuity Index Fund, Inc. and Dreyfus Investment
            Portfolios.

       (iv) Form of Amendment dated 2004 to the Participation             (1)
            Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
            Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
            Life and Annuity Index Fund, Inc. and Dreyfus Investment
            Portfolios.

        (v) Form of Amendment dated May 1, 2005 to the Participation      (10)
            Agreement dated May 1, 1995 by and among Jefferson
            National Life Insurance Company, Dreyfus Variable
            Investment Fund, The Dreyfus Socially Responsible Growth
            Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
            Dreyfus Investment Portfolios.

    (f) (i) Form of Participation Agreement dated March 6, 1995 by and    (4)
            among Great American Reserve Insurance Company and
            Insurance Management Series, Federated Securities Corp.

       (ii) Form of Amendment dated 1999 to the Participation             (5)
            Agreement dated March 6, 1995 by and among Conseco
            Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

      (iii) Form of Amendment dated January 31, 2001 to the               (5)
            Participation Agreement dated March 6, 1995 by and among
            Conseco Variable Insurance Company, Federated Insurance
            Series and Federated Securities Corp.

       (iv) Form of Amendment dated 2004 to the Participation             (1)
            Agreement dated March 6, 1995 by and among Conseco
            Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

        (v) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement dated March 6, 1995 by and among Jefferson
            National Life Insurance Company, Federated Insurance
            Series and Federated Securities Corp.

    (g) (i) Form of Participation Agreement by and among First            (6)
            American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated
            2001.

       (ii) Form of Amendment dated April 25, 2001 to the                 (5)
            Participation Agreement by and among First American
            Insurance Portfolios, Inc., First American Asset
            Management and Conseco Variable Insurance Company dated
            2001.

      (iii) Form of Amendment dated May 1, 2003 to the Participation      (1)
            Agreement by and among First American Insurance
            Portfolios, Inc., First American Asset Management and
            Conseco Variable Insurance Company dated 2001.

    (h) (i) Form of Participation Agreement among Janus Aspen Series      (1)
            and Jefferson National Life Insurance Company dated May 1,
            2003 and Form of Amendment dated July 2003 thereto.

       (ii) Form of Amendment dated May 1, 2005 to the Participation      (10)
            Agreement Janus Aspen Series and Jefferson National Life
            Insurance Company dated May 1, 2003.

      (iii) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated
            February 1, 2001.

       (iv) Form of Amendment dated May 1, 2008 to the Participation      (14)
            Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated
            February 1, 2001(Service and Institutional)

    (i) (i) Form of Participation Agreement among Lazard Retirement       (1)
            Series, Inc., Lazard Asset Management, LLC, Inviva
            Securities Corporation and Jefferson National Life
            Insurance Company dated May 1, 2003.

       (ii) Form of Amendment dated March 21, 2004 to the                 (1)
            Participation Agreement among Lazard Retirement Series,
            Inc., Lazard Asset Management, LLC, Inviva Securities
            Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

    (j) (i) Form of Participation Agreement dated April 10, 1997 by       (4)
            and among Lord, Abbett & Co. and Great American Reserve
            Insurance Company.

       (ii) Form of Amendment dated December 1, 2001 to the               (7)
            Participation Agreement dated April 10, 1997 by and among
            Lord, Abbett & Co. and Great American Reserve Insurance
            Company.

      (iii) Form of Amendment dated May 1, 2003 to the Participation      (1)
            Agreement dated April 10, 1997 by and among Lord, Abbett &
            Co. and Great American Reserve Insurance Company.

       (iv) Form of Participation Agreement dated February 13, 2008 by    (15)
            and among Jefferson National Life Insurance Company, Lord
            Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

    (k) (i) Form of Participation Agreement dated April 30, 1997 by       (5)
            and among Neuberger&Berman Advisers Management Trust,
            Advisers Managers Trust, Neuberger&Berman Management
            Incorporated and Great American Reserve Insurance Company.

       (ii) Form of Amendment dated May 1, 2000 to the Participation      (5)
            Agreement dated April 30, 1997 by and among Neuberger
            Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco
            Variable Insurance Company.

      (iii) Form of Amendment dated January 31, 2001 to the               (5)
            Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers
            Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

       (iv) Form of Amendment dated May 1, 2004 to the Participation      (8)
            Agreement dated April 30, 1997 by and among Neuberger
            Berman Advisers Management Trust, Neuberger Berman
            Management Incorporated and Jefferson National Life
            Insurance Company.

        (v) Form of Amendment dated April 4, 2004 to the Participation    (1)
            Agreement dated April 30, 1997 by and among Neuberger
            Berman Advisers Management Trust, Neuberger Berman
            Management Incorporated and Jefferson National Life
            Insurance Company.

       (vi) Form of Amendment dated May 1, 2005 to the Participation      (10)
            Agreement dated April 30, 1997 by and among Neuberger
            Berman Advisers Management Trust, Neuberger Berman
            Management Incorporated and Jefferson National Life
            Insurance Company.

      (vii) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement dated April 30, 1997 by and among Neuberger
            Berman Advisers Management Trust, Neuberger Berman
            Management Incorporated and Jefferson National Life
            Insurance Company.

     (viii) Form of Amendment dated May 1, 2007 to the Participation      (13)
            Agreement dated April 30, 1997 by and among Neuberger
            Berman Advisers Management Trust, Neuberger Berman
            Management Incorporated and Jefferson National Life
            Insurance Company.

       (ix) Form of Amendment dated May 1, 2009 to the Participation      (15)
            Agreement dated April 30, 1997 by and among Neuberger
            Berman Advisers Management Trust, Neuberger Berman
            Management Incorporated and Jefferson National Life
            Insurance Company.

    (l) (i) Form of Participation Agreement dated May 1, 2003 by and      (1)
            among PIMCO Variable Insurance Trust, PIMCO Advisors
            Distributors LLC and Jefferson National Life Insurance
            Company and amended dated April 13, 2004 thereto.

       (ii) Form of Amendment dated May 1, 2005 to the Participation      (10)
            Agreement dated May 1, 2003 by and among PIMCO Variable
            Insurance Trust, PIMCO Advisors Distributors LLC and
            Jefferson National Life Insurance Company.

      (iii) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement dated May 1, 2003 by and among PIMCO Variable
            Insurance Trust, PIMCO Advisors Distributors LLC and
            Jefferson National Life Insurance Company.

       (iv) Form of Amendment dated May 1, 2008 to the Participation      (14)
            Agreement dated May 1, 2003 by and among PIMCO Variable
            Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

        (v) Form of Amendment dated May 1, 2009 to the Participation      (15)
            Agreement dated May 1, 2003 by and among PIMCO Variable
            Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

       (vi) Form of amendment dated October 1, 2010 to the                (17)
            Participation Agreement dated May 1, 2003 among Jefferson
            National Life Insurance Company, PIMCO Variable Insurance
            Trust, and Allianz Global Investors Distributors

      (vii) Form of Amendment dated January 23, 2012 to the               (18)
            Participation Agreement dated May 1, 2003 among Jefferson
            National Life Insurance Company, PIMCO Variable Insurance
            Trust, and PIMCO Investments LLC.

    (m) (i) Form of Participation Agreement dated May 1, 2003 among       (1)
            Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

       (ii) Form of Amendment to Participation Agreement dated May 1,     (10)
            2003 among Pioneer Variable Contract Trust, Jefferson
            National Life Insurance Company, Pioneer Investment
            Management, Inc. and Pioneer Funds Distributor, Inc.

      (iii) Form of Amendment to Participation Agreement dated May 1,     (12)
            2006 among Pioneer Variable Contract Trust, Jefferson
            National Life Insurance Company, Pioneer Investment
            Management, Inc. and Pioneer Funds Distributor, Inc.

       (iv) Form of Amendment to Participation Agreement dated May 1,     (14)
            2008 among Pioneer Variable Contract Trust, Jefferson
            National Life Insurance Company, Pioneer Investment
            Management, Inc. and Pioneer Funds Distributor, Inc.

        (v) Form of amendment to Participation Agreement dated May 1,     (15)
            2009 among Pioneer Variable Contract Trust, Jefferson
            National Life Insurance Company, Pioneer Investment
            Management, Inc. and Pioneer Funds Distributor, Inc.

    (n)     Form of Participation Agreement dated May 1, 2003 by and      (1)
            among Royce Capital Fund, Royce & Associates, LLC and
            Jefferson National Life Insurance Company and Inviva
            Securities Corporation and Form of Amendment dated April
            5, 2004 thereto.

        (i) Form of Amendment to Participation Agreement dated May 1,     (12)
            2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva
            Securities Corporation.

       (ii) Form of Amendment to Participation Agreement dated May 1,     (14)
            2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson
            National Securities Corporation.

    (o) (i) Form of Participation Agreement dated March 24, 2000 by       (9)
            and among Conseco Variable Insurance Company, RYDEX
            Variable Trust and PADCO Financial Services, Inc.

       (ii) Form of Amendment dated April 13, 2004 to the Form of         (1)
            Participation Agreement dated March 24, 2000 by and among
            Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

      (iii) Form of Amendment dated May 1, 2005 to the Form of            (10)
            Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
            Trust and PADCO Financial Services, Inc.

       (iv) Form of Amendment dated May 1, 2006 to the Form of            (12)
            Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
            Trust and PADCO Financial Services, Inc.

        (v) Form of Amendment dated March 31, 2008 to the Form of         (14)
            Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
            Trust and Rydex Distributors, Inc.

       (vi) Form of Amendment dated May 1, 2010 to the Form of            (16)
            Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
            Trust and Rydex Distributors, Inc.

      (vii) Form of amendment dated November 18, 2010 to the Form of      (17)
            Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable
            Trust, and Rydex Distributors

    (p) (i) Form of Participation Agreement dated April 2004 between      (1)
            Jefferson National Life Insurance Company and Citigroup
            Global Markets Inc.

       (ii) Form of Amendment dated May 1, 2005 to Form of                (10)
            Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
            Markets Inc.

      (iii) Form of Amendment dated April 28, 2007 to Form of             (13)
            Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
            Markets Inc. (Legg Mason)

    (q) (i) Form of Participation Agreement dated May 1, 2000 by and      (6)
            among Seligman Portfolios, Inc., Seligman Advisors, Inc.
            and Conseco Variable Insurance Company.

       (ii) Form of Amendment dated January 31, 2001 to the               (5)
            Participation Agreement dated May 1, 2000 by and among
            Seligman Portfolios, Inc., Seligman Advisors, Inc. and
            Conseco Variable Insurance Company.

      (iii) Form of Amendment dated August 5, 2003 to the                 (1)
            Participation Agreement dated May 1, 2000 by and among
            Seligman Portfolios, Inc., Seligman Advisors, Inc. and
            Conseco Variable Insurance Company.

       (iv) Form of Amendment dated 2004 to the Participation             (1)
            Agreement dated May 1, 2000 by and among Seligman
            Portfolios, Inc., Seligman Advisors, Inc. and Conseco
            Variable Insurance Company.

        (v) Form of Amendment dated May 1, 2006 to the Participation      (12)
            Agreement dated May 1, 2000 by and among Seligman
            Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
            National Life Insurance Company.

       (vi) Form of Amendment dated March 31, 2008 to the                 (14)
            Participation Agreement dated May 1, 2000 by and among
            Seligman Portfolios, Inc., Seligman Advisors, Inc. and
            Jefferson National Life Insurance Company.

    (r) (i) Form of Participation Agreement dated April 30, 1997 by       (5)
            and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II,
            Inc, Strong Capital Management, Inc. and Strong Funds
            Distributors, Inc.

       (ii) Form of Amendment dated December 11, 1997 to Participation    (5)
            Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance
            Funds, Inc., Strong Opportunity Funds II, Inc., Strong
            Capital Management, Inc. and Strong Funds Distributors,
            Inc.

      (iii) Form of Amendment dated December 14. 1999 to Participation    (5)
            Agreement dated April 30, 1997 by and among Conseco
            Variable Insurance Company, Strong Variable Insurance
            Funds, Inc., Strong Opportunity Fund II, Inc., Strong
            Capital Management, Inc. and Strong Investments, Inc.

       (iv) Form of Amendment dated March 1, 2001 to Participation        (5)
            Agreement dated April 30, 1997 by and among Conseco
            Variable Insurance Company, Strong Variable Insurance
            Funds, Inc., Strong Opportunity Fund II, Inc., Strong

            Capital Management, Inc. and Strong Investments, Inc.

        (v) Form of Amendments dated December 2, 2003 and April5, 2004    (1)
            to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
            Strong Capital Management, Inc. and Strong Investments,
            Inc.

    (s) (i) Form of Participation Agreement dated May 1, 2003 with by     (8)
            and among Third Avenue Management LLC and Jefferson
            National Life Insurance Company.

       (ii) Form of Amendment dated April 6, 2004 to the Participation    (1)
            Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance
            Company.

    (t) (i) Form of Participation Agreement dated February 29, 2000 by    (5)
            and among Conseco Variable Insurance Company, Van Eck
            Worldwide Insurance Trust and Van Eck Associates
            Corporation.

       (ii) Form of Amendment dated January 31, 2001 to Participation     (5)
            Agreement dated February 29, 2000 by and among Conseco
            Variable Insurance Company, Van Eck Worldwide Insurance
            Trust and Van Eck Associates Corporation.

      (iii) Form of Amendment dated January 31, 2001 to Participation     (5)
            Agreement dated February 29, 2000 by and among Conseco
            Variable Insurance Company, Van Eck Worldwide Insurance
            Trust and Van Eck Associates Corporation.

       (iv) Form of Amendment dated May 1, 2003 to Participation          (8)
            Agreement dated March 1, 1995 by and among Van Eck
            Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

        (v) Form of Amendment dated May 1, 2010 to Participation          (16)
            Agreement dated March 1, 1995 by and among Van Eck
            Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

    (u) (i) Form of Participation Agreement between Jefferson National    (1)
            Life Insurance Company, Bisys Fund Services LP, Choice
            Investment Management Variable Insurance funds dated May
            1, 2003.

       (ii) Form of Amendment dated 2004 to the Participation             (1)
            Agreement between Jefferson National Life Insurance
            Company, Bisys Fund Services LP, Choice Investment
            Management Variable Insurance funds dated May 1, 2003.

    (v) (i) Form of Participation Agreement between Jefferson National    (10)
            Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005

       (ii) Form of Amendment dated May 1, 2006 to Participation          (12)
            Agreement between Jefferson National Life Insurance
            Company, Wells Fargo Funds Distributor, LLC and Wells
            Fargo Variable Trust dated April 8, 2005.

      (iii) Form of Amendment dated May 1, 2008 to Participation          (14)
            Agreement between Jefferson National Life Insurance
            Company, Jefferson National Securities Corporation, Wells
            Fargo Funds Distributor, LLC and Wells Fargo Variable
            Trust dated April 8, 2005.

    (w)(i)  Form of Participation Agreement between Jefferson National    (10)
            Life Insurance Company, Rafferty Asset Management, LLC and
            Potomac Insurance Trust dated May 1, 2005.

       (ii) Form of Amendment dated May 1, 2006 to Participation          (12)
            Agreement between Jefferson National Life Insurance
            Company, Rafferty Asset Management, LLC and Potomac
            Insurance Trust dated May 1, 2005.

      (iii) Form of Amendment dated May 1, 2008 to Participation          (14)
            Agreement between Jefferson National Life Insurance
            Company, Rafferty Asset Management, LLC and Direxion
            Insurance Trust dated May 1, 2005.

    (x) (i) Form of Participation Agreement between Jefferson National    (12)
            Life Insurance Company, Alliance Capital Management L.P.
            and AllianceBernstein Investment Research and Management,
            Inc. dated May 1, 2006.

       (ii) Form of Amendment dated March 8, 2008 to Form of              (14)
            Participation Agreement between Jefferson National Life
            Insurance Company, AllianceBernstein L.P. and
            AllianceBernstein Investments, Inc. dated May 1, 2006.

    (y) (i) Form of Participation Agreement between Northern Lights       (13)
            Variable Trust and Jefferson National Life Insurance
            Company dated May 1, 2007

       (ii) Form of Amended Participation Agreement between Northern      (14)
            Lights Variable Trust and Jefferson National Life

              Insurance Company dated March 18, 2008.

      (z) (i) Form of Participation Agreement among Jefferson National    (16)
              Life Insurance Company, Federated Insurance Series and
              Federated Securities Corp. dated March, 2010.

     (aa) (i) Form of Participation Agreement dated August 24, 2011 by    (18)
              and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.

(9)           Opinion and Consent of Counsel.                             (19)

(10)          Consent of Independent Registered Public Accounting Firm.   (19)

(11)          Financial Statements omitted from Item 23 above.            N/A

(12)          Initial Capitalization Agreement.                           N/A

(13)(a)   (i) Powers of Attorney.                                         (1)

         (ii) Powers of Attorney - Laurence Greenberg                     (11)

        (iii) Powers of Attorney - Robert Jefferson                       (12)

         (iv) Powers of Attorney - for Joseph F. Vap                      (15)

          (v) Powers of Attorney - for Mitchell H. Caplan                 (16)

         (vi) Powers of Attorney for -  Robert C. Covington               (18)

        (vii) Powers of Attorney for - Andrew T. Mulderry                 (18)

       (viii) Powers of Attorney for - Steven F. Piaker                   (18)

         (ix) Powers of Attorney for - Eric S. Schwartz                   (18)

          (x) Powers of Attorney for - David Lau                          (19)


(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number
0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997
(Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number
0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number
000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number
0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration
Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number
0000930413-06-003347).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 17 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 18, 2007 (Accession Number
0000930413-07-003581).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 18 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2008 (Accession Number
0000891092-08-002104).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 19 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2009 (Accession Number
0000891092-09-001564).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 20 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2010 (Accession Number
0000891092-10-001651)

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 21 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 29, 2011 (Accession Number
0000891092-11-992740)

(18) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 22 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2012 (Accession Number
0000891092-12-002380)

(19) Filed Herewith

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME                    POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan      Director, Chief Executive Officer
Laurence P. Greenberg   Director, President
Craig A. Hawley         Director, General Counsel and Secretary
David Lau               Director, Chief Operating Officer
Joseph Vap              Director, Chief Financial Officer and Treasurer
Robert C. Covington(1)  Director
Andrew T. Mulderry (2)  Director
Steven F. Piaker (3)    Director
Eric S. Schwartz (4)    Director


(1)  The business address of this director is 2 Lenon Place, Little
Rock, AR 72207

(2)  The business address of this director is  240 Forest Avenue, Rye NY
10580

(3)  The business address of this director is 64 Arlen Way, West
Hartford, CT 06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                                                                      ----------------------------
Revised 12/31/12                                                                                          Organizational Chart
                                                                                                      ----------------------------

 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
    Mitch Caplan          Employees          New Investors          Employees              New Investors          Employees
    & Affiliates       9.3% of Series A     100% of Series B     100% of Series C         100% of Series A     100% of Series B
 90.7% of Series A     voting units (3)        non-voting           non-voting            voting units (6)        non-voting
  voting units (2)                             units (4)           profit units                                  profit units
 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        -----------------------------------------------------------------                         ----------------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
                                ---------------                                                      -----------------
                                 JNF Investors                                                        JNF Co-Investor
                                  LLC ("JNFI")                     Managing Member                     LLC ("JNFCI")
                                  100% of JNFC   ------------------------------------------------>      100% of JNFC
                                 Class A voting                                                         Class B non-
                                   shares (1)                                                        voting shares (5)
                                ---------------                                                      -----------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
 ---------------------------------------------------------------------------------------------------------------------------------
                                           Jefferson National Financial Corp. ("JNFC")
 ---------------------------------------------------------------------------------------------------------------------------------
                                |                    |                   |
                                |                    |                   |
                                |                    |                   |
                        ------------------   ------------------   ------------------
                        Jefferson National   Jefferson National   JNF Advisors, Inc.
                          Life Insurance         Securities          (Registered
                             Company            Corporation       Investment Adviser
                         (Insurance Co.)      (Broker/Dealer)       for JNF Funds)
                        ------------------   ------------------   ------------------
                                |
                                |
                                |
                        ------------------
                        435 Management LLC
                           (REO Mgmt)
                        ------------------

(1) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.

(2) Series A voting units controlled by JNFC's CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3) Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non-voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(4) Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.

(5) Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6) Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 15, 2013 the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 5673 of which 3592 were qualified contracts and 2081 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place is, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                          POSITIONS AND OFFICES
Craig A. Hawley               President, General Counsel and Secretary
Jon Hurd*                     Financial & Operations Principal
* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972


(c)  JNSC retains no compensation or commissions from the registrant.

                                      COMPENSATION
                         NET               ON
                     UNDERWRITING      REDEMPTION
NAME OF PRINCIPAL    DISCOUNTS AND         OR          BROKERAGE
  UNDERWRITER         COMMISSIONS     ANNUITIZATION   COMMISSIONS   COMPENSATION
Jefferson National       None              None           None          None
Securities Corporation

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.  REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos.22 and 23 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 19th day of April, 2013.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Mitchell H. Caplan*
Name:  Mitchell H. Caplan
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                         TITLE                      DATE

/s/ Mitchell H. Caplan*     Director, Chief Executive Officer       04/19/2013
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*  Director, President                     04/19/2013
Name: Laurence Greenberg

/s/ David Lau*              Director, Chief Operating Officer       04/19/2013
Name: David Lau

/s/ Joseph F. Vap*          Director, Chief Financial Officer       04/19/2013
Name: Joseph F. Vap         and Treasurer

/s/ Andrew Mulderry*        Director                                04/19/2013
Name: Andrew Mulderry

/s/ Robert C. Covington*    Director                                04/19/2013
Name: Robert C. Covington

/s/ Eric Schwartz*          Director                                04/19/2013
Name: Eric Schwartz

/s/ Steven F. Piaker*       Director                                04/19/2013
Name: Steven F. Piaker

/s/ Craig A. Hawley*        Director, General Counsel               04/19/2013
Name:  Craig A. Hawley      & Secretary
Attorney in Fact

                             EXHIBIT INDEX


(4) (o)     Form of Age 100 Endorsement (Annuity Date END 8-12)

    (p)     Form of 403(b) Endorsement (JNL-403(b) END 7-12

(9)         Opinion and Consent of Counsel.

(10)        Consent of Independent Registered Public Accounting Firm.

(13)(x)     Powers of Attorney for - David Lau